                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                               File No. 33-41034
                                                               File No. 811-6324



REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    /X/


     Pre-Effective Amendment No.
                                                                           / /


     Post-Effective Amendment No.   20                                     /X/

                                       AND


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            /X/


     Amendment No.   20



                DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC.

               (Exact Name of Registrant as Specified in Charter)

              1818 Market Street, Philadelphia, Pennsylvania 19103

               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:              (215) 255-2923
                                                                 --------------

     George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103

                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                             March 30, 1999
                                                                 --------------

It is proposed that this filing will become effective:

                        immediately upon filing pursuant to paragraph (b)
                -----
                        on (date) pursuant to paragraph (b)
                -----
                        60 days after filing pursuant to paragraph (a)(1)
                -----
                  X     on March 30, 1999 pursuant to paragraph (a)(1)
                -----
                        75 days after filing pursuant to paragraph (a)(2)
                -----
                        on (date) pursuant to paragraph (a)(2) of Rule 485

                -----

                      Title of Securities Being Registered


                      International Small Cap Fund A Class
                      International Small Cap Fund B Class
                      International Small Cap Fund C Class
                International Small Cap Fund Institutional Class
                           Global Equity Fund A Class
                           Global Equity Fund B Class
                           Global Equity Fund C Class
                     Global Equity Fund Institutional Class
                            Global Bond Fund A Class
                            Global Bond Fund B Class
                            Global Bond Fund C Class
                      Global Bond Fund Institutional Class
                          Emerging Markets Fund A Class
                          Emerging Markets Fund B Class
                          Emerging Markets Fund C Class
                    Emerging Markets Fund Institutional Class
                        International Equity Fund A Class
                        International Equity Fund B Class
                        International Equity Fund C Class
                  International Equity Fund Institutional Class
                        Global Opportunities Fund A Class
                        Global Opportunities Fund B Class
                        Global Opportunities Fund C Class
                  Global Opportunities Fund Institutional Class
                           Latin America Fund A Class
                           Latin America Fund B Class
                           Latin America Fund C Class
                     Latin America Fund Institutional Class
                             New Europe Fund A Class
                             New Europe Fund B Class
                             New Europe Fund C Class
                       New Europe Fund Institutional Class

                             --- C O N T E N T S ---



     This Post-Effective Amendment No. 20 to Registration File No. 33-41034 includes the following:


               1.     Facing Page

               2.     Contents Page

               3.     Cross-Reference Sheets

               4.     Part A - Prospectus

               5.     Part B - Statement of Additional Information

               6.     Part C - Other Information

               7.     Signatures

                              CROSS-REFERENCE SHEET

                                     PART A


                                                                                                        Location in Prospectuses

                                                                   Global Opportunities Fund/
                                                                   International Small Cap Fund/
                                                                   New Europe                       Global Opportunities Fund/
                                                                   Fund/ Latin                      International Small Cap/
                                                                   America Fund                     New Europe
                                                                   Class A                          Fund/Latin
                                                                   Class B                          America Fund
Item No.            Description                                    Class C                          Institutional Class
----------------------------------------------------------------------------------------------------------------------------------
1                   Front and Back Cover Pages                     Same                             Same

2                   Risk/Return Summary:                           Fund profiles                    Fund profiles
                    Investments, Risks and Performance

3                   Risk/Return Summary:                           Fund profiles                    Fund profiles
                    Fee Table

4                   Investment Objectives, Principal Investment    How we manage the Funds          How we manage the Funds
                    Strategies, and Related Risks

5                   Management's Discussion of Performance         N/A                              N/A

6                   Management, Organization, and Capital          Who manages the Funds            Who manages the Funds
                    Structure

7                   Shareholder Information                        How to buy shares;               How to buy shares;
                                                                   How to redeem shares;            How to redeem shares;
                                                                   Special services;                Dividends, distributions and
                                                                   Dividends, distributions and     taxes all under About your
                                                                   taxes all under About your       account
                                                                   account

8                    Distribution Arrangements                     Choosing a share class; How to   About your account
                                                                   reduce sales charges under
                                                                   About your account


9                   Financial Highlights Information               Financial Highlights             Financial Highlights


                              CROSS-REFERENCE SHEET

                                     PART A


                                                                                                        Location in Prospectuses

                                                                   Global Bond Fund/
                                                                   Global Equity Fund/
                                                                   International Equity             Global Bond Fund/
                                                                   Fund/Emerging                    Global Equity Fund/
                                                                   Markets Fund                     International Equity
                                                                   Class A                          Fund/Emerging
                                                                   Class B                          Markets Fund
Item No.            Description                                    Class C                          Institutional Class
----------------------------------------------------------------------------------------------------------------------------------

1                   Front and Back Cover Pages                     Same                             Same

2                   Risk/Return Summary:                           Fund profiles                    Fund profiles
                    Investments, Risks and Performance

3                   Risk/Return Summary:                           Fund profiles                    Fund profiles
                    Fee Table

4                   Investment Objectives, Principal Investment    How we manage the Funds          How we manage the Funds
                    Strategies, and Related Risks

5                   Management's Discussion of Performance         N/A                              N/A

6                   Management, Organization, and Capital          Who manages the Funds            Who manages the Funds
                    Structure

7                   Shareholder Information                        How to buy shares;               How to buy shares;
                                                                   How to redeem shares;            How to redeem shares;
                                                                   Special services;                Dividends, distributions and
                                                                   Dividends, distributions and     taxes all under About your
                                                                   taxes all under About your       account
                                                                   account

8                    Distribution Arrangements                     Choosing a share class; How to   About your account
                                                                   reduce sales charges under
                                                                   About your account


9                   Financial Highlights Information               Financial Highlights             Financial Highlights


                              CROSS-REFERENCE SHEET

                                     PART B


                                                                                                Global Bond Fund, International
                                                                                                 Equity Fund, Emerging Markets
                                                                                                    Fund, Global Equity Fund
                                                                                                     Location in Statements
Item No.            Description                                                                    of Additional Information**
--------            -----------                                                                    ---------------------------
10                  Cover Page and Table of Contents                                                          Same

11                  Fund History                                                                          Fund History

12                  Description of the Fund and Its Investments and Risks                            Investment Policies and
                                                                                                      Portfolio Techniques

13                  Management of the Fund                                                         Officers and Directors;
                                                                                                      Purchasing Shares

14                  Control Persons and Principal Holders of Securities                            Officers and Directors

15                  Investment Advisory and Other Services                                        Officers and Directors;
                                                                                               Purchasing Shares; Investment
                                                                                           Management Agreements and Sub-Advisory
                                                                                                         Agreements;
                                                                                                    General Information;
                                                                                                    Financial Statements

16                  Brokerage Allocation and Other Practices                                   Trading Practices and Brokerage

17                  Capital Stock and Other Securities                                               General Information

18                  Purchase, Redemption and Pricing of Shares                               Purchasing Shares; Redemption and
                                                                                                    Exchange; Determining
                                                                                             Offering Price and Net Asset Value

19                  Taxation of the Fund                                                  Accounting and Tax Issues; Distributions

20                  Underwriters                                                                      Purchasing Shares

21                  Calculation of Performance Data                                                Performance Information

22                  Financial Statements                                                            Financial Statements


                              CROSS-REFERENCE SHEET

                                     PART B


                                                                                                   Global Opportunities Fund,
                                                                                                 International Small Caps Fund
                                                                                                        New Europe Fund
                                                                                                   Latin America Equity Fund
                                                                                                      Location in Statements
Item No.            Description                                                                    of Additional Information**
--------            -----------                                                                    ---------------------------
10                  Cover Page and Table of Contents                                                          Same

11                  Fund History                                                                          Fund History

12                  Description of the Fund and Its Investments and Risks                            Investment Policies and
                                                                                                      Portfolio Techniques

13                  Management of the Fund                                                         Officers and Directors;
                                                                                                      Purchasing Shares

14                  Control Persons and Principal Holders of Securities                            Officers and Directors

15                  Investment Advisory and Other Services                                        Officers and Directors;
                                                                                               Purchasing Shares; Investment
                                                                                           Management Agreements and Sub-Advisory
                                                                                                         Agreements;
                                                                                                    General Information;
                                                                                                    Financial Statements

16                  Brokerage Allocation and Other Practices                                   Trading Practices and Brokerage

17                  Capital Stock and Other Securities                                               General Information

18                  Purchase, Redemption and Pricing of Shares                               Purchasing Shares; Redemption and
                                                                                                    Exchange; Determining
                                                                                             Offering Price and Net Asset Value

19                  Taxation of the Fund                                                  Accounting and Tax Issues; Distributions

20                  Underwriters                                                                      Purchasing Shares

21                  Calculation of Performance Data                                                Performance Information

22                  Financial Statements                                                            Financial Statements


                              CROSS-REFERENCE SHEET

                                     PART C

   Item No.             Description                                                           Location in Part C
   --------             -----------                                                           ------------------

23                 Exhibits                                                                    Item 23

24                 Persons Controlled by or under Common
                   Control with Registrant                                                     Item 24

25                 Indemnification                                                             Item 25

26                 Business and Other Connections of the Investment Adviser                    Item 26

27                 Principal Underwriters                                                      Item 27

28                 Location of Accounts and Records                                            Item 28

29                 Management Services                                                         Item 29

30                 Undertakings                                                                Item 30


                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London



                            Global Opportunities Fund
                          (formerly Global Equity Fund)
                                      * * *
                          International Small Cap Fund
                                      * * *
                                 New Europe Fund
                                      * * *
                               Latin America Fund


                           Class A * Class B * Class C




                                   Prospectus

                             [______________, 1999]







The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

[inside front cover]

Table of Contents

Fund Profiles                                                 page
International Small Cap Fund
Global Opportunities Fund
New Europe Fund
Latin America Fund

Who manages the Funds                                         page
Our investment strategies
The securities we typically invest in
The risks of investing in the Funds

Fund administration (Who's who?)                              page

About your account                                            page
Investing in the Funds
  Choosing a share class
  How to reduce your sales charge
  How to buy shares
  Retirement plans
  How to redeem shares
  Account minimums
  Special services
Dividends, Distributions and Taxes

Other investment policies and                                 page
risk considerations

Financial information                                         page

Bond ratings                                                  page

Glossary                                                      page

How to use this prospectus

Here are guidelines to help you use this prospectus to make well-informed investment decisions about our funds. If you're looking for a specific piece of information, the table of contents can guide you directly to the appropriate section.

Step 1
Take a look at the fund profiles for an overview of each Fund.

Step 2
Learn in-depth information about how the Funds invest, the risks involved and the people and organizations responsible for the Funds' day-to-day operations.

Step 3
Determine which fund features and services you would like to take advantage of.

Step 4
Use the glossary that begins on page 6 to find definitions of words printed in bold type in the text throughout the prospectus.

Profile: Global Opportunities Fund*

What are the Fund's goals?

The Global Opportunities Fund's investment goal is to achieve long-term total return. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
The Global Opportunities Fund seeks to achieve its objective by investing in global securities that provide the potential for capital appreciation and income. The Fund's primary focus is to invest in domestic and foreign equity securities. Under normal market conditions, the Fund will invest at least 65% of its assets in equity securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one which may be the United States.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. This Fund will be affected primarily by declines in stock and bond prices that can be caused by a drop in the stock or bond market, an adverse change in interest rates or poor performance in specific industries or companies. Because the Fund invests in international securities in both established and developing countries, it will be affected by international investment risks related to changes in currency valuations, political instability, economic instability, or less regulatory standards. The Fund is considered "non-diversified" under federal laws and regulations that regulate mutual funds. Thus, adverse effects on the Fund's investments may affect a larger portion of its overall assets and subject the Fund to greater risks. For a more complete discussion of risk, please turn to page ___.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.


Who should invest in the Fund
         o    Investors with long-term financial goals (at least three years).
         o Investors looking for a portfolio that includes both fixed-income and equity securities from both U.S. and foreign countries.
         o    Investors seeking a measure of capital growth and income.

Who should not invest in the Fund
         o    Investors with short-term financial goals.
         o Investors who are unwilling to accept risks of investing in foreign equity securities.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.


* The Global Opportunities Fund was formerly known as Global Equity Fund. The change in the Fund's name became effective on July 21, 1998.

How has the Global Opportunities Fund performed?

This bar chart and table can help you evaluate the potential risks of investing in the Fund. We show the returns for the Fund's Class A shares for the past calendar year, as well as the average annual returns of all shares for the one year period and since inception--all compared to the performance of the Morgan Stanley World Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding the securities. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect voluntary expense caps. The returns would be lower without the voluntary caps.

[GRAPHIC OMITTED: BAR CHART SHOWING TOTAL RETURN (CLASS A)]
Total return (Class A)

         Global Opportunities Fund A Class    Morgan Stanley World Index 1998


As of December 31, 1998, the Fund's Class A shares had a year-to-date return of ______%. During the period illustrated in this bar chart, Class A's highest return was ____% for the quarter ended [DATE] and its lowest return was ____% for the quarter ended [DATE].

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns above. If this fee were included, the returns would be less than those shown. The average annual returns shown on page ___ do include the sales charge.

How has the Global Opportunities Fund performed? (continued)

[table]
                             Average annual returns for periods ending 12/31/98

                                                  Morgan Stanley
         CLASS                      A               World Index
       ----------               ---------         --------------

       1 year
       Since inception
       (7/21/97)

What are the Global Opportunities Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund. The Fund may waive or reduce sales charges; please see the Statement of Additional Information for details.

--------------------------------------------------------------------------------
CLASS                                                   A       B        C
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases as a percentage of offering price           5.75%   none      none
--------------------------------------------------------------------------------
Maximum contingent deferred sales charge (load)
as a percentage of original purchase price or
redemption price, whichever is lower                  none(1)    5%(2)     1%(3)
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
reinvested dividends                                  none    none      none
--------------------------------------------------------------------------------
Redemption fees                                       none    none      none
--------------------------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets before it pays dividends and before its net asset value and total return are calculated. We will not charge you separately for these expenses. These expenses are based on amounts incurred during the Fund's most recent fiscal year.

--------------------------------------------------------------------------------
CLASS                                                   A       B        C
--------------------------------------------------------------------------------
Management fees
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees(4)
--------------------------------------------------------------------------------
Other expenses
--------------------------------------------------------------------------------
Total operating expenses(5)
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(6) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

--------------------------------------------------------------------------------
CLASS(7)         A          B          B                C        C
                                       (no redemption)           (no redemption)
--------------------------------------------------------------------------------
1 year
--------------------------------------------------------------------------------
3 years
--------------------------------------------------------------------------------
5 years
--------------------------------------------------------------------------------
10 years
--------------------------------------------------------------------------------

1. A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the prospectus if they are available.

2. If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

3. Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.


4. The Class A shares are subject to a 12b-1 fee of 0.30% of average daily net assets and Class B and C shares are each subject to a 12b-1 fee of 1.00% of average daily net assets. The distributor has agreed to waive these 12b-1 fees through May 31, 1999.

5. The investment manager has agreed to waive fees and pay expenses through May 31,1999, in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 0.80% of average daily net assets.

6. The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. In addition, this example does not reflect the voluntary expense cap described in footnote 5.

7. The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Profile: International Small Cap Fund

What are the Fund's goals?
International Small Cap Fund seeks long-term capital appreciation. Although, the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
International Small Cap Fund seeks to achieve its objective by investing primarily in smaller non-U.S. companies, which may include companies located or operating in established or emerging countries. Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities of companies organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries outside of the United States. The current market capitalization of the companies in which the Fund intends to invest primarily will generally be $1.5 billion or less (at the time of purchase).

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. This Fund will be affected primarily by declines in stock and bond prices which can be caused by a drop in the stock or bond market, an adverse change in interest rates or poor performance in specific industries or companies. Investments in foreign securities whether equity or fixed-income, involve special risks including those related to currency fluctuations, as well as to political, economic and social situations different from and potentially more volatile than those in the U.S. In addition, the accounting, tax and financial reporting standards of foreign countries are different from and may be less reliable or comprehensive than those relating to U.S. issuers. The Fund may invest up to 15% of its net assets in high yield, high risk foreign fixed income securities, which are subject to substantial risks, particularly during periods of economic downturns or rising interest rates. For a more complete discussion of risk, please turn to page __.

The Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.





Who should invest in the Fund?
  o   Investors with long-term financial goals.
  o Investors looking for growth potential from a portfolio of international securities.
  o Investors willing to accept the risks associated with foreign investing as well as investments in smaller-sized issuers, some to which may be speculative.

Who should not invest in the Fund o Investors with short-term financial goals.
  o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
  o   Investors whose primary goal is income.

What are the International Small Cap Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund. The Fund may waive or reduce sales charges; please see the Statement of Additional Information for details.

--------------------------------------------------------------------------------
CLASS                                             A           B          C
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on          5.75%       None        None
purchases as a percentage of offering price
--------------------------------------------------------------------------------
Maximum contingent deferred sales charge        None(1)        5%(2)       1%(3)
(load) as a percentage of original purchase
price or redemption price, whichever is lower
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on          None        None        None
reinvested dividends
--------------------------------------------------------------------------------
Redemption fees                                 None        None        None
--------------------------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets before it pays dividends and before its net asset value and total return are calculated. We will not charge you separately for these expenses. These expenses are based on amounts incurred during the Fund's most recent fiscal year.

--------------------------------------------------------------------------------
CLASS                                             A           B          C
--------------------------------------------------------------------------------
Management fees
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees(4)
--------------------------------------------------------------------------------
Other expenses
--------------------------------------------------------------------------------
Total operating expenses(5)
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(6) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

--------------------------------------------------------------------------------
CLASS(7)         A          B          B                C        C
                                       (no redemption)           (no redemption)
--------------------------------------------------------------------------------
1 year
--------------------------------------------------------------------------------
3 years
--------------------------------------------------------------------------------
5 years
--------------------------------------------------------------------------------
10 years
--------------------------------------------------------------------------------

1. A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the prospectus if they are available.

2. If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

3. Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.

4. The Class A shares are subject to a 12b-1 fee of 0.30% of average daily net assets and Class B and C shares are each subject to a 12b-1 fee of 1.00% of average daily net assets. The distributor has agreed to waive these 12b-1 fees through May 31, 1999.

5. The investment manager has agreed to waive fees and pay expenses through May 31,1999, in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 1.25% of average daily net assets.

6. The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. In addition, this example does not reflect the voluntary expense cap described in footnote 5.

7. The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Profile: New Europe Fund

What are the Fund's goals?
The New Europe Fund seeks long-term capital appreciation. Although, the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in equity securities of European Countries. Under normal market conditions, at least 65% of New Europe's assets will be invested in equity securities of companies organized or having a majority of their assets in or deriving a majority of their operating income in Europe.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. This Fund will be affected primarily by declines in stock and bond prices which can be caused by a drop in the stock or bond market, an adverse change in interest rates or poor performance in specific industries or companies. The New Europe Fund targets a specific region of the world for investment. Thus, an investment in this Fund will likely be more volatile than a more geographically diversified fund. In addition, the performance of this Fund is closely tied to the economic and political conditions of the region. The Fund may invest up to 30% of its net assets in high yield, high risk foreign fixed income securities, which are subject to substantial risks, particularly during periods of economic downturns or rising interest rates. For a more complete discussion of risk, please turn to page __.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Fund?
  o  Investors with long-term financial goals.
  o  Investors looking for growth potential.
  o Investors willing to accept the risks associated with foreign investing as well as investments in smaller-sized issuers, some to which may be speculative.

Who should not invest in the Fund
  o  Investors with short-term financial goals.
  o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
  o  Investors whose primary goal is income.

What are the New Europe Fund's fees and expenses?

Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund. The Fund may waive or reduce sales charges; please see the Statement of Additional Information for details.

--------------------------------------------------------------------------------
CLASS                                             A           B          C
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on         5.75%        None        None
purchases as a percentage of offering price
--------------------------------------------------------------------------------
Maximum contingent deferred sales charge       none(1)          5%(2)      1%(3)
(load) as a percentage of original purchase
price or redemption price, whichever is lower
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on         None         None        None
reinvested dividends
--------------------------------------------------------------------------------
Redemption fees                                None         None        None
--------------------------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets before it pays dividends and before its net asset value and total return are calculated. We will not charge you separately for these expenses.


--------------------------------------------------------------------------------
CLASS                                             A           B          C
--------------------------------------------------------------------------------
Management fees
--------------------------------------------------------------------------------
Distribution and service (12-1) fees(4)
--------------------------------------------------------------------------------
Other expenses(5)
--------------------------------------------------------------------------------
Total operating expenses(6)
--------------------------------------------------------------------------------


This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(7) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

--------------------------------------------------------------------------------
CLASS(8)         A          B          B                C        C
                                       (if redeemed)             (if redeemed)
--------------------------------------------------------------------------------
1 year
--------------------------------------------------------------------------------
3 years
--------------------------------------------------------------------------------

1. A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the prospectus if they are available.

2. If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

3. Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.

4. The Class A shares are subject to a 12b-1 fee of 0.30% of average daily net assets and Class B and C shares are each subject to a 12b-1 fee of 1.00% of average daily net assets. The distributor has agreed to waive these 12b-1 fees through May 31, 1999.

5. Other expenses are based on estimated amounts for the current fiscal year.

6. The investment manager has agreed to waive fees and pay expenses through May 31, 1999 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 1.25% of average daily net assets.

7. The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. In addition, this example does not reflect the voluntary expense cap described in footnote 6.

8. Class B shares automatically convert to Class A shares at the end of the eighth year. The example does not assume this conversion since it only reflects expenses for one and three years.

Profile: Latin America Fund

What are the Fund's goals?
The Latin America Fund seeks long-term capital appreciation. Although, the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in equity securities of Latin American companies. Under normal market conditions, at least 65% of Latin America's assets will be invested in equity securities of companies organized or having a majority of their assets in or deriving a majority of their operating income in Latin America.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. This Fund will be affected primarily by declines in stock and bond prices which can be caused by a drop in the stock or bond market, an adverse change in interest rates or poor performance in specific industries or companies. The Latin America Fund targets a specific region of the world for investment. Therefore, an investment in this Fund will likely be more volatile than a more geographically diversified fund. In addition, the performance of this Fund is tied to the economic and political conditions of this region.The Fund may invest up to 30% of its net assets in high yield, high risk foreign fixed income securities, which are subject to substantial risks, particularly during periods of economic downturns or rising interest rates.

For a more complete discussion of risk, please turn to page __.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

You should keep in mind that an investment in the fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.


Who should invest in the Fund?
o  Investors with long-term financial goals.
o  Investors looking for growth potential.
o Investors willing to accept the risks associated with foreign investing as well as investments in smaller-sized issuers, some to which may be speculative.

Who should not invest in the Fund
o  Investors with short-term financial goals.
o  Investors whose primary goal is income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.

What are the Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund. The Fund may waive or reduce sales charges; please see the Statement of Additional Information for details.

--------------------------------------------------------------------------------
CLASS                                             A           B          C
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on           5.75%      None       None
purchases as a percentage of offering price
--------------------------------------------------------------------------------
Maximum contingent deferred sales charge         none(1)       5%(2)      1%(3)
(load) as a percentage of original purchase
price or redemption price, whichever is lower
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on           None       None       None
reinvested dividends
--------------------------------------------------------------------------------
Redemption fees                                  None       None       None
--------------------------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets before it pays dividends and before its net asset value and total return are calculated. We will not charge you separately for these expenses.


--------------------------------------------------------------------------------
CLASS                                             A           B          C
--------------------------------------------------------------------------------
Management fees
--------------------------------------------------------------------------------
Distribution and service (12-1) fees(4)
--------------------------------------------------------------------------------
Other expenses(5)
--------------------------------------------------------------------------------
Total operating expenses(6)
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(7) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

--------------------------------------------------------------------------------
CLASS(8)         A          B          B                C        C
                                       (if redeemed)             (if redeemed)
--------------------------------------------------------------------------------
 1 year
--------------------------------------------------------------------------------
 3 years
--------------------------------------------------------------------------------

1. A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the prospectus if they are available.

2. If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

3. Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.

4. The Class A shares are subject to a 12b-1 fee of 0.30% of average daily net assets and Class B and C shares are each subject to a 12b-1 fee of 1.00% of average daily net assets. The distributor has agreed to waive these 12b-1 fees through May 31, 1999.

5. Other expenses are based on estimated amounts for the current fiscal year.

6. The investment manager has agreed to waive fees and pay expenses through May 31, 1999 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 1.25% of average daily net assets.

7. The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. In addition, this example does not reflect the voluntary expense cap described in footnote 6.

8. Class B shares automatically convert to Class A shares at the end of the eighth year. The example does not assume this conversion since it only reflects expenses for one and three years.

How we manage the Funds

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

Our investment strategy

Global Opportunities Fund

Global Opportunities Fund's primary objective is long-term total return. The Fund seeks to achieve its objective by investing in global securities that provide the potential for capital appreciation and income. The Fund's primary focus will be to invest in domestic and foreign equity securities and, under normal market conditions, at least 65% of its assets will be invested in equity securities. The Fund's investments will be made in securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one of which may be the United States.

The Fund will attempt to achieve its investment objective by investing in a broad range of equity and fixed-income securities. In selecting securities for investments for the Fund, the Manager will consider an issuer's competitive position, cost structure and liquidity. Equity securities in which the Fund may invest include convertible securities, common stocks, preferred stocks and warrants issued in foreign countries or in the U.S. In selecting equity securities in which the Fund may invest, the Manager will use a dividend discount analysis and a purchasing power parity approach. With a dividend discount analysis, the Manager looks at future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. The Manager uses this technique to attempt to compare the value of different investments. With a purchasing power parity approach, the Manager attempts to identify the amount of goods and services that a dollar will buy in the United States and compare that to the amount of a foreign currency required to buy the same amount of goods and services in another country. Eventually, currencies should trade at levels that should make it possible for the dollar to buy the same amount of goods and services overseas as in the United States. When the dollar buys less, the foreign currency may be considered to be overvalued. Conversely, when the dollar buys more, the currency may be considered to be undervalued.

The Fund may seek to achieve growth through investment of up to 35% of its assets in income producing debt securities such as U.S. or foreign government or corporate bonds. In addition, for temporary defensive purposes, the Fund may invest all or a substantial portion of its assets in high quality debt instruments issued by foreign governments, their agencies, instrumentalities or political subdivisions, the U.S. government, its agencies or instrumentalities (and which are backed by the full faith and credit of the U.S. government), or issued by foreign or U.S. companies. For example, the Fund may invest in U.S. fixed-income markets when the Manager believes that the global equity markets are excessively volatile or overvalued so that the Fund's objective cannot be achieved in such markets. Any corporate debt obligations will be rated AA or better by S&P, Aa or better by Moody's, or have an equivalent rating from another nationally recognized statistical rating organization, or if unrated, determined by the Manager to be of comparable quality. The Fund may also invest in the securities listed above pending investment of proceeds from new sales of Fund shares and to maintain sufficient cash to meet redemption requests.

While the Fund may purchase securities in any foreign country, developed and underdeveloped, or emerging market countries, it is currently anticipated that the countries in which the Fund may invest will include, but are not limited to Canada, Germany, the United Kingdom, France, the Netherlands, Belgium, Spain, Switzerland, Japan, Australia, Hong Kong and Singapore/Malaysia, as well as Indonesia, Korea, the Philippines, Taiwan, Thailand and South Africa. In certain countries, investments may only be made by purchasing shares of closed-end investment companies that in turn are authorized to invest in the securities of such countries.

International Small Cap Fund

The Fund seeks long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities of smaller non-U.S. companies, which may include companies located or operating in established or emerging countries. Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities of companies organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries outside of the United States. The current market capitalization of the companies in which the Fund intends to invest primarily will generally be $1.5 billion or less (at the time of purchase).

The equity securities in which the Fund may invest include common stocks, preferred stocks, rights or warrants to purchase common stocks and securities convertible into common stocks. The Fund may also invest in foreign companies through sponsored or unsponsored Depositary Receipts, which are receipts typically issued by a bank or trust company evidencing ownership of underlying securities issued by a foreign company. By focusing on smaller, non-U.S. companies, the Fund seeks to identify equity securities of emerging and other growth-oriented companies which in the opinion of the manager, are responsive to changes within their markets, and have the fundamental characteristics to support growth. The manager will seek to identify changing and dominant trends within the relevant markets, and will purchase securities of companies which it believes will benefit from these trends. In addition, the manager will consider the financial strength of the company, the nature of its management, and any developments affecting the company or its industry. The manager may invest in smaller capitalization companies that may be temporarily out of favor or overlooked by securities analysts and whose value, therefore, may not yet be fully recognized by the market.

While the Fund may purchase securities in any foreign country, developed and underdeveloped, or emerging market countries, it is currently anticipated that the countries in which the Fund may invest will include, but not be limited to, Canada, Germany, the United Kingdom, France, the Netherlands, Belgium, Spain, Switzerland, Japan, Australia, New Zealand, Hong Kong, Singapore and Malaysia as well as Argentina, Brazil, Chile, Egypt, Greece, India, Indonesia, Korea, Peru, the Philippines, South Africa, Taiwan, Thailand and Turkey. With respect to certain countries, investments by an investment company may only be made through investments in closed-end investment companies that in turn are authorized to invest in the securities of such countries.

In selecting investments for the Fund, the manager will employ a dividend discount analysis across country boundaries and will also use a purchasing power parity approach to identify currencies and markets that are overvalued or undervalued relative to the U.S. dollar. The manager uses the dividend discount analysis to compare the value of different investments. Using this technique, the manager looks at future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. With a purchasing parity approach, the manager attempts to identify the amount of goods and services that a dollar will buy in the United States and compare that to the amount of a foreign currency required to buy the same amount of goods and services in another country. Eventually, currencies should trade at levels that should make it possible for the dollar to buy the same amount of goods and services overseas as in the United States. When the dollar buys less, the foreign currency may be considered to be overvalued. Conversely, when the dollar buys more, the currency may be considered to be undervalued.

The Fund may also invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock, and certain other non-traditional equity securities.

The Fund may invest up to 15% of its net assets in fixed-income securities issued by emerging country companies, and foreign governments, their agencies, instrumentalities or political subdivisions, all of which may be high yield, high risk fixed-income securities rated lower than BBB by S&P and Baa by Moody's or, if unrated, are considered by the manager to be of equivalent quality and which present special investment risks. See High Yield, High Risk Securities.

For temporary defensive purposes, the International Small Cap Fund may invest all or a substantial portion of its assets in high quality debt instruments issued by foreign governments, their agencies, instrumentalities or political subdivisions, the U.S. government, its agencies or instrumentalities (and which are backed by the full faith and credit of the U.S. government), or issued by foreign or U.S. companies. For example, the Fund may invest in U.S. fixed-income markets when the manager believes that the global equity markets are excessively volatile or overvalued so that the Fund's objective cannot be achieved in such markets. Any such corporate debt obligations will be rated AA or better by S&P, or Aa or better by Moody's, or if unrated, will be determined to be of comparable quality by the Fund's investment manager. The Fund may also invest in the securities listed above pending investment of proceeds from new sales of Fund shares and to maintain sufficient cash to meet redemption requests.

New Europe Fund

The investment objective of New Europe is to achieve long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities of European companies, which may include companies located or operating in established or emerging European countries. Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities of companies organized or having a majority of their assets in or deriving a majority of their operating income in Europe. The companies in which the Fund will invest will be of varying size.

The equity securities in which the Fund may invest include common stocks, preferred stocks, rights or warrants to purchase common stocks and securities convertible into common stocks. The Fund may also invest in foreign companies through sponsored or unsponsored Depositary Receipts. The Fund may also invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock, and certain other non-traditional equity securities. The Fund may invest in securities issued in any currency and may hold foreign currency. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units such as the Euro.

The Fund may invest in securities of issuers located in any European country where the investment manager believes that there is the potential for long-term capital appreciation. The Fund may invest in the securities of issuers located in European countries with well-established economies and securities markets or in countries with emerging economies or securities markets or smaller securities markets. In addition, if opportunities arise, the Fund may invest in securities of issuers located in Eastern European countries.

In selecting investments for the New Europe Fund, the investment manager will employ a dividend discount analysis across country boundaries and will also use a purchasing power parity approach to identify currencies and markets that are overvalued or undervalued relative to the U.S. dollar. The investment manager uses the dividend discount analysis, based on available information, to compare the value of different investments. Using this technique, the investment manager looks at future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. Because many of the countries in which the Fund invests are emerging countries, there may be less information available on which the investment manager can base its dividend discount analysis. Thus, such analysis may not be as complete as a dividend discount analysis performed on investments in developed countries.

With a purchasing parity approach, the investment manager attempts to identify the amount of goods and services that a dollar will buy in the United States and compare that to the amount of a foreign currency required to buy the same amount of goods and services in another country. Eventually, currencies should trade at levels that should make it possible for the dollar to buy the same amount of goods and services overseas as in the United States. When the dollar buys less, the foreign currency may be considered to be overvalued. When the dollar buys more, the currency may be considered to be undervalued.

The Fund may invest up to 30% of its net assets in fixed-income securities issued by emerging country companies, and foreign governments, their agencies, instrumentalities or political subdivisions, all of which may be high yield, high risk fixed-income securities, including Brady Bonds, rated lower than BBB by S&P and Baa by Moody's or, if unrated, are considered by the investment manager to be of equivalent quality and which present special investment risks. See High Yield, High Risk Securities.

For temporary defensive purposes, New Europe Fund may invest all or a substantial portion of their assets in high quality debt instruments issued by foreign governments, their agencies, instrumentalities or political subdivisions, supernational organizations, the U.S. government, its agencies or instrumentalities (and which are backed by the full faith and credit of the U.S. government), or issued by foreign or U.S. companies. Any such corporate debt obligations will be rated AA or better by S&P, or Aa or better by Moody's, or if unrated, will be determined to be of comparable quality by the investment manager. The Fund may also invest in the securities listed above pending investment of proceeds from new sales of Fund shares and to maintain sufficient cash to meet redemption requests.

Latin America Fund

The investment objective of Latin America is to achieve long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities of companies in Latin America, most of which are emerging market countries. Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities of companies organized or having a majority of their assets in or deriving a majority of their income in Latin America. The companies in which the Fund will invest will be of varying size. [Does this mean large and small capitalization?]

The equity securities in which the Fund may invest include common stocks, preferred stocks, rights or warrants to purchase common stocks and securities convertible into common stocks. The Fund may also invest in foreign companies through sponsored or unsponsored Depositary Receipts. The Funds may also invest in convertible preferred stocks that offer enhanced yield features and certain other non-traditional equity securities. The Fund may invest in securities issued in any currency and may hold foreign currency. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units such as the Euro.

The Latin American countries in which the Fund may invest include Argentina, Belize, Bolivia, Brazil, Chile, Columbia, Costa Rica, Cuba, Ecuador, El Salvador, French Guyana, Guatemala, Guyana, Honduras, Mexico, Nicaragua, Panama, Paraguay, Peru, Surinam, Trinidad/Tobago, Uruguay and Venezuela.

In selecting investments for the Latin America Fund, the investment manager will employ a dividend discount analysis across country boundaries and will also use a purchasing power parity approach to identify currencies and markets that are overvalued or undervalued relative to the U.S. dollar. The investment manager uses the dividend discount analysis, based on available information, to compare the value of different investments. Using this technique, the investment manager looks at future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. Because many of the countries in which the Funds invest are emerging countries, there may be less information available on which the investment manager can base its dividend discount analysis. Thus, such analysis may not be as complete as a dividend discount analysis performed on investments in developed countries.

With a purchasing parity approach, the investment manager attempts to identify the amount of goods and services that a dollar will buy in the United States and compare that to the amount of a foreign currency required to buy the same amount of goods and services in another country. Eventually, currencies should trade at levels that should make it possible for the dollar to buy the same amount of goods and services overseas as in the United States. When the dollar buys less, the foreign currency may be considered to be overvalued. When the dollar buys more, the currency may be considered to be undervalued.

In addition, the Fund may invest up to 30% of its net assets in fixed-income securities issued by emerging country companies, and foreign governments, their agencies, instrumentalities or political subdivisions, all of which may be high yield, high risk fixed-income securities rated lower than BBB S&P and Baa by Moody's or, if unrated, are considered by the investment manager to be of equivalent quality and which present special investment risks. See High Yield, High Risk Securities.

For temporary defensive purposes, the Latin America Fund may invest all or a substantial portion of their assets in high quality debt instruments issued by foreign governments, their agencies, instrumentalities or political subdivisions, supernational organizations, the U.S. government, its agencies or instrumentalities (and which are backed by the full faith and credit of the U.S. government), or issued by foreign or U.S. companies. Any such corporate debt obligations will be rated AA or better by S&P, or Aa or better by Moody's, or if unrated, will be determined to be of comparable quality by the investment manager. The Fund may also invest in the securities listed above pending investment of proceeds from new sales of Fund shares and to maintain sufficient cash to meet redemption requests.

The securities we typically invest in
Stocks offer investors the potential for capital appreciation, and may pay dividends as well. Fixed-income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation. The following chart provides a brief description of the securities that the Funds may invest in. Please see the Statement of Additional Information for additional descriptions of these as well as other investments.

-----------------------------------------------------------------------------------------------------------------------------
                     Securities                                                   How we use them
-----------------------------------------------------------------------------------------------------------------------------
Corporate Bonds: Debt obligations issued by a          The Funds may invest in corporate bonds generally rated AA or better
corporation.                                           by S&P and Aa by Moody's.
-----------------------------------------------------------------------------------------------------------------------------
Common Stocks: Securities that represent shares of     Consistent with their respective investment objective, certain Funds
ownership in a corporation. Stockholders participate   will invest their assets in common stocks, as well as in dividend
in the corporation's profits and losses,               paying stocks.
proportionate to the number of shares they own.
-----------------------------------------------------------------------------------------------------------------------------
Foreign Currency Transactions:  The Funds will         Although the Funds value their assets daily in terms of U.S. dollars,
invest in securities of foreign issuers and may hold   they do not intend to convert their holdings of foreign currencies
foreign currency.  In addition, the Funds may enter    into U.S. dollars on a daily basis.  Each Fund will, however, from
into contracts to purchase or sell foreign             time to time, purchase or sell foreign currencies and/or engage in
currencies at a future date (i.e., a "forward          forward foreign currency transactions in order to expedite settlement
foreign currency contract" or "forward contract").     of portfolio transactions and to minimize currency value
A forward contract involves an obligation to           fluctuations.  Each Fund may conduct its foreign currency
purchase or sell a specific currency at a future       transactions on a spot (i.e., cash) basis at the spot rate prevailing
date, which may be any fixed number of days from the   in the foreign currency exchange market or through a forward foreign
date of the contract, agreed upon by the parties, at   currency contract or forward contract.  The Funds will convert
a price set at the time of the contract.  A Fund may   currency on a spot basis from time to time, and investors should be
enter into forward contracts to "lock-in" the price    aware of the costs of currency conversion.  By entering into these
of a security it has agreed to purchase or sell, in    transactions, the Funds attempt to protect themselves against a
terms of U.S. dollars or other currencies in which     possible loss resulting from an adverse change in currency exchange
the transaction will be consummated.                   rates during the period between when the security is purchased or sold and the date on which payment is made or received.
-----------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements: An agreement between a buyer    Typically, we use repurchase agreements as a short-term investment
and seller of securities in which the seller agrees    for a Fund's cash position.  In order to enter into these repurchase
to buy the securities back within a specified time     agreements, the Fund must have collateral of at least 102% of the
at the same price the buyer paid for                   repurchase price.
them, plus an amount equal to an agreed upon
interest rate. Repurchase agreements are often
viewed as equivalent to cash.
-----------------------------------------------------------------------------------------------------------------------------
American Depositary Receipts (ADRs): Certificates      Each Fund may invest in sponsored and unsponsored ADR's that are
issued by a U.S. bank that represent a stated number   actively traded in the United States.
of shares of a foreign corporation that the bank
holds in its vault.  An ADR entitles the holder to
all dividends and capital gains earned by the
underlying foreign shares. An ADR is bought and sold
the same as U.S. securities.
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
                     Securities                                                   How we use them
-----------------------------------------------------------------------------------------------------------------------------
European Depositary Receipts (EDRs) and Global         In conjunction with their investments in foreign securities, the
Depositary Receipts (GDRs): EDRs and GDRs are          Funds may invest in sponsored and unsponsored EDRs and GDRs that are
receipts issued by non-U.S. banks or trust companies   actively traded in the United States.
and foreign branches of U.S. banks that evidence
ownership of the underlying foreign or U.S.
securities.  Sponsored EDRs or GDRs are issued
jointly by the issuer of the underlying security and
a Depositary, and unsponsored EDRs or GDRs are
issued without the participation of the issuer of
the deposited security.
-----------------------------------------------------------------------------------------------------------------------------
Restricted Securities: Privately placed securities     Each Fund, except for Global Opportunities Fund, may invest up to 15%
whose resale is restricted under securities law.       of their assets in privately placed securities that are eligible for resale only among certain institutional buyers without registration.
                                                       These are commonly known as "Rule 144A Securities." The Global
                                                       Opportunities may only invest up to 10% of their assets in these securities.
-----------------------------------------------------------------------------------------------------------------------------
Borrowing from Banks                                   Each Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. Each Fund will not borrow money in excess of one-third of the value of its net assets.
-----------------------------------------------------------------------------------------------------------------------------
Securities Lending: These transactions involve the     Each Fund may loan up to 25% of its assets to qualified
loan of securities owned by the Fund to qualified      broker/dealers or institutional investors. These transactions will
dealers and investors for their use relating to        generate additional income for the Fund.
short-sales or other securities transactions.
-----------------------------------------------------------------------------------------------------------------------------
Investment Company Securities                          Each Fund may invest in either closed-end or open-end investment companies consistent with the 1940 Act requirements. These investments involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.
-----------------------------------------------------------------------------------------------------------------------------
Brady Bonds: These are debt securities issued under    International Small Cap Fund, New Europe Fund and Latin America Fund
the framework of the Brady Plan, an initiative         may invest in Brady Bonds consistent with their respective investment
announced by the U.S. Treasury Secretary, Nicholas     objective. We believe that the economic reforms undertaken by
F. Brady in 1989, as a mechanism for debtor nations    countries in connection with the issuance of Brady Bonds makes the
to restructure their outstanding external              debt of countries that have issued or have announced plans to issue
indebtedness (generally, commercial bank debt).        Brady Bonds an attractive opportunity for investment.
-----------------------------------------------------------------------------------------------------------------------------

                                       22

The risks of investing in the Funds
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. Because of the nature of the Fund, you should consider an investment to be a long-term investment that typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in these Funds. Please see the Statement of Additional Information for further discussion of these risks and the other risks not discussed here.

-----------------------------------------------------------------------------------------------------------------------------
                          Risks                                           How we strive to manage them
-----------------------------------------------------------------------------------------------------------------------------
Market Risk is the risk that all or a majority of the        We maintain a long-term investment approach and focus
securities in a certain market - like the stock or bond      on stocks we believe can appreciate over an extended
market - will decline in value because of factors such as    time frame regardless of interim market fluctuations.
economic conditions, future expectations or investor         We do not try to predict overall stock market movements
confidence.                                                  and do not trade for short-term purposes.
-----------------------------------------------------------------------------------------------------------------------------
Industry and Security Risk is the risk that the value of     We limit the amount of the Fund's assets invested in
securities in a particular industry or the value of an       any one industry and in any individual security. We
individual stock or bond will decline because of changing    also follow a rigorous selection process before
expectations for the performance of that industry or for     choosing securities for the Fund.
the individual company issuing the stock or bond.
-----------------------------------------------------------------------------------------------------------------------------
Foreign Risk is the risk that foreign securities may be      The Fund's will invest in securities of foreign issuers
adversely affected by political instability, changes in      that normally are denominated in foreign currencies and
currency exchange rates, foreign economic conditions or      may hold foreign currency directly. Investments in
inadequate regulatory and accounting standards.              securities of non-United States issuers which are
Transaction costs may be higher.                             generally denominated in foreign currencies involve certain risk and opportunity considerations not typically
                                                             associated with investing in United States companies. We
                                                             carefully evaluate the overall situations in the countries where we invest in an attempt to reduce these risks.
-----------------------------------------------------------------------------------------------------------------------------
Currency Risk is the risk that the value of a Fund's         Each Fund may try to hedge its currency risk by
investments may be negatively affected by changes in         purchasing foreign currency exchange contracts. By
foreign currency exchange rates, foreign economic            agreeing to purchase or sell foreign securities at a
conditions or inadequate regulatory and accounting           pre-set price on a future date, the Funds strive to
standards.                                                   protect the value of the stock they own from future
                                                             changes in currency rates. Each Fund will use forward
                                                             currency exchange contracts only for defensive measures,
                                                             not to enhance portfolio returns. However, there is no
                                                             assurance that a strategy such as this will be successful.
-----------------------------------------------------------------------------------------------------------------------------
Emerging Markets Risk is the risk that there is the          International Small Cap, New Europe and Latin America
possibility of expropriation, nationalization,               Funds have the ability to invest in emerging market
confiscatory taxation, income earned or other special        securities. By maintaining a long-term investment
taxes, foreign exchange restrictions, limitations on the     approach, we believe we can appreciate regardless of
repatriation of income and capital from investments,         interim political, social or economic instabilities.
defaults in foreign government debt, and economic,
political or social instability. In addition, in many
emerging markets, there is substantially less publicly
available information about issuers and the information
that is available tends to be of a lesser quality.
Economic markets and structures tend to be less mature
and diverse and the securities markets which are
subject to less government regulation or supervision
may also be smaller, less liquid and subject to greater
price volatility. Transaction costs may be higher.
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
                          Risks                                           How we strive to manage them
-----------------------------------------------------------------------------------------------------------------------------
High Yield, High Risk Foreign Fixed-Income Securities are    New Europe Fund and Latin America Fund may invest up to
those securities rated lower than BBB by S&P and Baa by      30% of their respective net assets in these
Moody's. Securities of this type are considered to be of     securities. International Small Cap may invest up to
poor standing and predominantly speculative as the           15% of its net assets in these securities. These Funds
ability to repay interest and principal.                     will not purchase securities rated lower than C by S&P
                                                             or Ca by Moody's or, if unrated, considered to be of an
                                                             equivalent quality to such ratings by the Manager.
-----------------------------------------------------------------------------------------------------------------------------
Region Risk is the risk associated with investing a          With respect to the New Europe and Latin America Funds,
majority of the Fund's assets in a specific region of the    we maintain a long-term approach and focus on stocks in
world. The Fund's performance will be dependent upon the     the region we believe can appreciate over an extended
economic and financial strength and stability of the         time frame.
region. An investment in the Fund is likely to be more
volatile than an investment in a more geographically
diverse fund.
-----------------------------------------------------------------------------------------------------------------------------
Political Risk is the risk that countries or the entire      We carefully evaluate the political situations in the
region where we may invest may experience political          countries where we invest and take into account any
instability, which may cause greater fluctuation in the      potential risks before we select securities for the
value of our investments due to changes in currency          portfolios. However, there is no way to eliminate
exchange rates, governmental seizures or nationalization     political risk when investing internationally.
of assets.
-----------------------------------------------------------------------------------------------------------------------------
Information Risk is the possibility that foreign             Each Fund conducts a great deal of fundamental research
companies are subject to different accounting, auditing      on the companies that it invests in rather than relying
and financial reporting standards than U.S. companies.       solely on information available through financial
There may be less information available about foreign        reporting. We believe this will help us to better
issuers than domestic issuers. Furthermore, regulatory       uncover any potential weaknesses in individual companies.
oversight of foreign issuers may be less stringent or
less consistently applied than in the U.S.
-----------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover rates reflect the amount of securities    The Funds normally will not invest for short-term
that are replaced from the beginning of the year to the      trading purposes. However, a fund may sell securities
end of the year by the Fund. The degree of portfolio         without regard to the length of time they have been
activity may affect brokerage costs and other transaction    held. Given each Fund's investment objective, it is
costs of the Fund, as well as taxes payable by               anticipated that the portfolio turnover rate of each
shareholders that are subject to federal income tax.         Fund will not exceed 100%.
-----------------------------------------------------------------------------------------------------------------------------
Foreign Government Securities Risks involve the ability      The Funds attempt to reduce the risks associated with
of a foreign government or government related issuer to      investing in foreign governments by setting rating
make timely and ultimate payments on its external debt       standards and by limiting the portion of portfolio
obligations. This ability to make payments will be           assets that may be invested in such securities.
strongly influenced by the issuer's balance of payments,
including export performance, its access to international
credits and investments, fluctuations in interest rates
and the extent of its foreign reserves.
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
                          Risks                                           How we strive to manage them
-----------------------------------------------------------------------------------------------------------------------------
Small Company Investment Risk includes the general risks    The securities of companies with small revenues and
of investing in common stocks such as market, economic      capitalizations in which the Fund invests, may offer
and business risk that cause their prices to fluctuate      greater opportunity for capital appreciation than larger
over time.  Historically, smaller capitalization stocks     companies.
have been more volatile in price than larger
capitalization stocks.  Among the reasons for the greater
price volatility of these securities are the lower degree
of liquidity in the markets for such stocks, and the
potentially greater sensitivity of such small companies
to changes in or failure of management, and in many other
changes in competitive, business, industry and economic
conditions, including risks associated with limited
production, markets, management depth, or financial
resources.
-----------------------------------------------------------------------------------------------------------------------------


For additional information about the Funds' investment policies and certain risks associated with investments in certain types of securities including purchasing put and call options, futures contracts and options thereon, and options on foreign currencies, please see the Statement of Additional Information.

Who manages the Funds

The Funds are managed by Delaware International Advisers, Ltd. Delaware International is affiliated with Delaware Management Company, Inc. Delaware International makes investment decisions for the Funds, manages the Funds' business affairs and provides daily administrative services. Delaware Management is the sub-adviser to the Global Opportunities Fund. With overall supervision of the manager, the sub-adviser manages the U.S. securities portion of Opportunities Fund's portfolio and furnishes the Manager with investment recommendations, asset allocation advice, research and other investment services regarding U.S. securities.

For their services to the Global Opportunites Fund, the manager and sub-adviser were paid an aggregate fee of 0.00% of average daily net assets of the Fund for the last fiscal year.

For its services to the International Small Cap Fund, the manager is paid an annual fee of 1.25% of the average daily net assets of the Fund.

For its services to each of the New Europe Fund and Latin America Fund, the manager is paid an annual fee equal to 1.25% on the first $500 million of average daily net assets; 1.20% on the next $500 million; 1.15% on the next $1.5 billion; and 1.10% on the average daily net assets in excess of $2.5 billion.


Portfolio Managers

Elizabeth A. Desmond assumed primary responsibility for making day-to-day investment decisions for the Global Opportunities Fund on July 21, 1998. Prior to joining Delaware International in 1991, Ms. Desmond was a Pacific Basin equity analyst and senior portfolio manager at Hill Samuel Investment Advisers Ltd. Robert L. Arnold, Vice President/Portfolio Manager for Global Funds, Inc. assumed primary responsibility for making investment decisions for the U.S. equity portion of the Global Opportunities Fund on July 21, 1998.

Clive A. Gillmore and Timothy W. Sanderson have primary responsibility for making day-to-day investment decisions for the International Small Cap Fund, and have co-managed the Fund since its inception. Mr. Gillmore joined Delaware International in 1990 after eight years of investment experience. Prior to joining Delaware he was a Pacific Basin equity analyst and senior portfolio manager for Hill Samuel Investment Advisers Ltd. Mr. Sanderson joined Delaware International in 1990 as Senior Portfolio Manager and Director. Prior to that, he was an analyst and senior portfolio manager for Hill Samuel where he had responsibility for Pacific Basin research and the management of international institutional portfolios.

Nigel May, Richard Ginty and Joshua Brooks have primary responsibility for making day-to-day investment decisions for New Europe Fund. Mr. May joined Delaware International in 1991, assuming portfolio management responsibilities and sharing analytical responsibilities for continental Europe. Prior to joining Delaware, he spent five years with Hill Samuel Investment Advisers Ltd. Mr. Ginty joined Delaware International in 1992, where his primary research focus is the European equity markets. Prior to joining Delaware, his business experience was with Kleinwort Benson Securities Limited. Mr. Brooks joined Delaware International in 1991. Mr. Brooks first worked in equity market analysis and as a Philadelphia liaison with Delaware International and thereafter joined Delaware International's emerging markets team in London.

Robert Akester, Mr. Gillmore, and Mr. Brooks have primary responsibility for making day-to-day investment decisions for Latin America Fund. Mr. Akester joined Delaware International in 1996, after twenty-six years of investment experience. Prior to joining Delaware, Mr. Akester was Director of Hill Samuel Investment Advisers Ltd. where he had responsibility for significant overseas clients and Far Eastern Markets.

Who's who?

This diagram show the various organizations involved with managing, administering and servicing the Delaware Investments funds.


                               Board of Directors

Investment Manager                                            The Funds                 Custodian
Delaware International Advisers                                                 The Chase Manhattan Bank
Third Floor                                                                     4 Chase Metrotech Center
80 Cheapside                                                                    Brooklyn, NY 11245
London, England EC2V 6EE

Sub-Adviser
Delaware Management Company
One Commerce Square
Philadelphia, PA 19103


Portfolio managers                  Distributor                                 Service agent
(see page __ for details)           Delaware Distributors, L.P.                 Delaware Service Company, Inc.
                                            1818 Market Street                          1818 Market Street
                                            Philadelphia, PA 19103              Philadelphia, PA 19103


                               Financial advisers

                                  Shareholders

Board of directors A mutual fund is governed by a board of directors which has oversight responsibility for the management of the fund's business affairs. Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the board of directors must be independent of the fund's investment manager or distributor. These independent fund directors, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Sub-adviser A sub-adviser is a company generally responsible for the management of the fund's assets. They are selected and supervised by the investment manager.

Portfolio managers Portfolio managers are employed by the investment manager or sub-adviser to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and typically place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to National Association of Securities Dealers, Inc. (NASD) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisers Financial advisers provide advice to their clients--analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisers are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect directors. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account

Investing in the Funds
You can choose from a number of share classes for the Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial adviser to determine which class best suits your investment goals and time frame.

Choosing a share class

Class A
o Class A shares have an up-front sales charge of up to 5.75% that you pay when you buy the shares. The offering price for Class A shares includes the front-end sales charge.

o If you invest $50,000 or more, your front-end sales charge will be reduced.

o You may qualify for other reduced sales charges, as described in "How to reduce your sales charge," and under certain circumstances the sales charge may be waived; please see the Statement of Additional Information.

o Absent 12b-1 fee waivers, Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

o Class A shares generally are not subject to a contingent deferred sales charge.

Class B
o Class B shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within six years after you buy them.

o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 5%. The contingent deferred sales charge is 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o For approximately eight years after you buy your Class B shares, absent 12b-1 fee waivers, they are subject to annual 12b-1 fees no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining accounts.

o Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

o Approximately eight years after you buy them, Class B shares automatically convert into Class A shares with a 12b-1 fee of no more than 0.30%, which is currently being waived. Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o You may purchase up to $250,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

Class C
o Class C shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within 12 months after you buy them.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o Absent 12b-1 fee waivers, Class C shares are subject to an annual 12b-1 fee which may not be greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing personal services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class C shares have higher expenses and pay lower dividends than Class A shares.

o Unlike Class B shares, Class C shares do not automatically convert into another class.

o You may purchase any amount less than $1,000,000 of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Class A Sales Charges

-----------------------------------------------------------------------------------------------------
     Amount of purchase           Sales charge     Sales charge as % of      Dealer's commission as %
                                      as %            amount invested           Of offering price
                               of offering price
-----------------------------------------------------------------------------------------------------
       Less than $50,000              5.75%                6.08%                       5.00%

          $50,000 but                 4.75%                5.03%                       4.00%
        Under $100,000

         $100,000 but                 3.75%                3.88%                       3.00%
        Under $250,000

         $250,000 but                 2.50%                2.52%                       2.00%
        Under $500,000

         $500,000 but                 2.00%                1.99%                       1.60%
       Under $1 million


As shown below, there is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if your financial adviser is paid a commission on your purchase, you may have to pay a limited contingent deferred sales charge of 1% if you redeem these shares within the first year and 0.50% if you redeem them within the second year.


--------------------------------------------------------------------------------------------------
    Amount of purchase      Sales charge as %     Sales charge as %       Dealer's commission as %
                            of offering price    of amount invested          of offering price
--------------------------------------------------------------------------------------------------
   $1,000,000 up to $5             None                 None                      1.00%
         million
--------------------------------------------------------------------------------------------------
     Next $20 million              None                 None                      0.50%
    up to $25 million
--------------------------------------------------------------------------------------------------
 Amount over $25 million           None                 None                      0.25%
--------------------------------------------------------------------------------------------------

About your account continued

How to reduce your sales charge
We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the Statement of Additional Information for detailed information and eligibility requirements. You can also get additional information from your financial adviser. You or your financial adviser must notify us at the time you purchase shares if you are eligible for any of these programs.



----------------------------------------------------------------------------------------------------------------------------
                  Program                     How it works                                         Share class
                                                                                          A              B                C
----------------------------------------------------------------------------------------------------------------------------
  Letter of Intent                              Through a Letter of Intent you            X        Although the Letter of
                                                agree to invest a certain                          Intent and Rights of
                                                amount in Delaware Investment                      Accumulation do not apply
                                                Funds (except money market                         to the purchase of Class
                                                funds with no sales charge)                        B and C shares, you can
                                                over a 13-month period to                          combine your purchase of
                                                qualify for reduced front-end                      Class A shares with your
                                                sales charges.                                     purchase of B and C
                                                                                                   shares to fulfill your
                                                                                                   Letter of Intent or
                                                                                                   qualify for Rights of
                                                                                                   Accumulation.
----------------------------------------------------------------------------------------------------------------------------
  Rights of accumulation                        You can combine your holdings             X
                                                or purchases of all funds in the
                                                Delaware Investments family
                                                (except money market funds with
                                                no sales charge) as well as the
                                                holdings and purchases of your
                                                spouse and children under 21 to
                                                qualify for reduced front-end
                                                sales charges.
----------------------------------------------------------------------------------------------------------------------------
  Reinvestment of redeemed shares               Up to 12 months after you                 X        Not available.
                                                redeem shares, you can reinvest
                                                the proceeds without paying a
                                                front-end sales charge.
----------------------------------------------------------------------------------------------------------------------------
  SIMPLE IRA, SEP IRA, SARSEP, Prototype        These investment plans may                X        Not available.
  Profit Sharing, Pension, 401(k), SIMPLE       qualify for reduced sales
  401(k), 403(b)(7), and 457 Retirement         charges by combining the
  Plans                                         purchases of all members of the
                                                group. Members of these groups
                                                may also qualify to purchase
                                                shares without a front-end sales
                                                charge and a waiver of any
                                                contingent deferred sales
                                                charges.
----------------------------------------------------------------------------------------------------------------------------

                                       32

How to buy shares


Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.


By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.


By wire
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014 12893 4013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.


By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800o523o1918.


Through automated shareholder services
You can purchase or exchange shares through Delaphone, our automated telephone service, or through our web site, www.delawarefunds.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800o523o1918.

Once you have completed an application, you can open an account with an initial investment of $1,000--and make additional investments at any time for as little as $100. If you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act; or through an Automatic Investing Plan, the minimum purchase is $250, and you can make additional investments of only $25. The minimum for an Education IRA is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Education IRAs.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receives your order before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. Currently the Exchange is closed when the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. We reserve the right to reject any purchase order.

We determine the Fund's net asset value (NAV) per share at the close of trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the board of directors. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. We price all other securities at their fair market value using a method approved by the board of directors.

Retirement plans
In addition to being an appropriate investment for your Individual Retirement Account (IRA), Roth IRA and Education IRA, shares in the Fund may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in the Fund can play an important role in your retirement planning or for details about group plans, please consult your financial adviser, or call 800o523o1918.

How to redeem shares


Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.


By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of $50,000 or more, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.


By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.


By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. If you request a wire deposit, the First Union Bank fee (currently $7.50) will be deducted from your proceeds. Bank information must be on file before you request a wire redemption.


Through automated shareholder services
You can redeem shares through Delaphone, our automated telephone service, or through our web site, www.delawarefunds.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800o523o1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, you will receive the net asset value as determined on the business day we receive your request. We will deduct any applicable contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a contingent deferred sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' net asset value when you purchased them or their net asset value when you redeem them, whichever is less. This arrangement assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a contingent deferred sales charge at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the original shares--not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimum
If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Uniform Gift to Minors Act accounts or accounts with automatic investing plans, $500 for Education IRAs) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days' written notice to you.

Special services
To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The Automatic Investing Plan allows you to make regular monthly investments directly from your checking account.

Direct Deposit
With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as social security or direct transfers from your bank account.

Wealth Builder Option
With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund without paying a sales charge and without paying a contingent deferred sales charge at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge you will pay any applicable sales charges on your new shares. When exchanging Class B and Class C shares of one fund for similar shares in other funds, your new shares will be subject to the same contingent deferred sales charge as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You don't pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange.

Dividends, Distributions and Taxes

Dividends and capital gains, if any, are paid annually. We automatically reinvest all dividends and any capital gains.

Tax laws are subject to change, so we urge you to consult you tax adviser about your particular tax situation and how it might be affected by current law. The tax status of your dividends from the Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year. Distributions declared in October, November or December but paid in January are taxable as if they were paid in December.

Global Funds, Inc. is required to withhold 31% of your taxable distributions and proceed if you do not provide your correct taxpayer identification number (TIN) or certify that your TIN is correct, or if the IRS instructs us to do so.

Other investment policies and risk considerations

High Yield, High Risk Securities

The International Small Cap Fund, New Europe Fund and the Latin America Fund may invest in high yield, high risk foreign fixed income securities. In the past, in the opinion of the Manager, the high yields from these bonds have more than compensated for their higher default rates. There can be no assurance, however, that yields will continue to offset default rates on these bonds in the future. The Manager intends to maintain an adequately diversified portfolio of stocks and bonds. While diversification can help to reduce the effect of an individual default on a Fund, there can be no assurance that diversification will protect a Fund from widespread bond defaults brought about by a sustained economic downturn.

Medium- and low-grade bonds held by each Fund may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Also these bonds are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial.

The economy and interest rates may affect these high yield, high risk securities differently from other securities. Prices have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or a substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will also ordinarily have a more dramatic effect on the values of these investments than on the values of higher-rated securities. Consequently, these changes will affect a Fund's net asset value per share.

Foreign Currency Transactions

Although each Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. The Funds may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. The Funds will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion.

The Funds may enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against a possible loss resulting from an adverse change in currency exchange rates during the period between the date the security is purchased or sold and the date on which payment is made or received.

When the Manager believes that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency, the Funds may enter into a forward foreign currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency.

The Funds will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate a Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

At the maturity of a forward contract, the Funds may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Funds may realize gains or losses from currency transactions.

The Funds also may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter) for hedging purposes to protect against declines in the U.S. dollar cost of foreign securities held by the Funds and against increases in the U.S. dollar cost of such securities to be acquired. Call options on foreign currency written by a Fund will be covered, which means that the Fund will own the underlying foreign currency. With respect to put options on foreign currency written by a Fund, the Fund will establish a segregated account with its Custodian Bank consisting of cash, U.S. government securities or other high-grade liquid debt securities in an amount equal to the amount the Fund will be required to pay upon exercise of the put.

As in the case of other kinds of options, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates, although, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

Certain management considerations

Year 2000
As with other mutual funds, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by their service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Each Fund is taking steps to obtain satisfactory assurances that its major service providers are taking steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Funds.

EURO
Several European countries are participating in the European Economic and Monetary Union, which established a common European currency for participating countries. This currency is commonly known as the "Euro." Each participating country replaced its previous currency with the Euro on January 1, 1999. Additional European countries may elect to participate after that date. If a Fund is invested in securities of participating countries, it could be adversely affected if the computer systems used by its major service providers are not properly prepared to handle the implementation of this single currency or the adoption of the Euro by additional countries in the future. The Funds are taking steps to obtain satisfactory assurances that their major service providers are taking steps reasonably designed to address these matters on the computer systems that the service providers use. However, there can be no assurances that these steps will be sufficient to avoid any adverse impact on the business of the Fund.

Financial information
Financial highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800o523o1918.

Financial highlights for the New Europe Fund and Latin America Fund are not provided because these funds commenced operations after the close of the fiscal year.


------------------------------------------------------------------------------------------------------------------------------------
                                                                Class A Shares      Period      Class B Shares       Class C Shares
                                                              Year Ended 11/30     7/21/97    Year Ended 11/30     Year Ended 11/30
                                                            -------------------    through  ------------------- --------------------
 Global Opportunities Fund                                         1998            11/30/97         1998                1998
------------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period ($)                                           8.500
Income From Investment Operations
 Net investment income ($)                                                          0.056
 Net realized & unrealized gains (losses) on
  investments ($)                                                                  (0.326)
 Total from investment operations ($)                                              (0.270)

 Less Distributions

 Dividends from net investment income ($)                                            none
 Distributions from realized gains ($)                                               none
 Total distributions ($)                                                             none
 Net asset value, end of period  ($)                                                8.230
 Total Return (%)                                                                   (3.18)
 Ratios and Supplemental Data:
 Net asset value, end of period (000's omitted) ($)                                     6
 Ratio of expenses to average daily net assets (%)                                   0.80
 Ratio of net investment income to average daily net
  assets (%)                                                                         1.86
 Portfolio turnover rate (%)                                                           25
------------------------------------------------------------------------------------------------------------------------------------

                                       42



------------------------------------------------------------------------------------------------------------------------------------
                                                                        Class A Shares     Class B Shares      Class C Shares
                                                                       Year Ended 11/30    Year Ended 11/30    Year Ended 11/30
                                                                     -------------------  ------------------  ------------------
                                                                                 Period                                  Period
                                                                               00/00/98              Period            00/00/98
                                                                                through            00/00/98             through
                                                                               11/30/98             through            11/30/98
 International Small Cap Fund                                                                      11/30/98
------------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period ($)
Income From Investment Operations
 Net investment income ($)
 Net realized & unrealized gains (losses) on investments ($)
 Total from investment operations ($)

 Less Distributions

 Dividends from net investment income ($)
 Distributions from realized gains ($)
 Total distributions ($)
 Net asset value, end of period ($)
 Total Return (%)
 Ratios and Supplemental Data:
 Net asset value, end of period (000's omitted) ($)
 Ratio of expenses to average daily net assets (%)
 Ratio of net investment income to average daily net assets (%)
 Portfolio turnover rate (%)
------------------------------------------------------------------------------------------------------------------------------------

                                       43

How to read the financial highlights

Net investment income
Net investment income includes dividend and interest income earned from the Fund's securities; it is after expenses have been deducted.

Net gains (losses) on investments (both realized and unrealized)
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders is listed under "Less Distributions-Distributions from realized gains."

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in the Fund. In calculating this figure for the financial highlights table, we include fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in the Fund's portfolio, less any liabilities, that are attributable to that class of the Fund.

(continues on page ___)

How to read the financial highlights
(begins on page ___)

Ratio of expenses to average daily net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average daily net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

Bonds Ratings

Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC--regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C--reserved for income bonds on which no interest is being paid; D--in default, and payment of interest and/or repayment of principal is in arrears.

How to use this glossary

Words found in the glossary are printed in boldface only the first time they appear in the prospectus. So if you would like to know the meaning of a word that isn't in boldface, you might still find it in the glossary.


Amortized cost
Amortized cost is a method used to value a fixed income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise.

Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical rating organization.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial adviser for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial adviser for advice and service, rather than an up-front commission.

Corporate bond
A debt security issued by a corporation. See "bond."

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities, the money you originally invested is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See Bonds.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity

The length of time until a bond issuer must repay the underlying loan principal to bondholders.

National Association of Securities Dealers (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.

Nationally recognized statistical rating organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service (Moody's), Standard & Poor's Corporation (S&P), Duff & Phelps, Inc. (Duff), and Fitch Investor Services, Inc. (Fitch).

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price/earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

S&P 500 Index
The Standard & Poor's 500 Composite Stock Index; an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate advisers for advice and service provided.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as "equities."

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gift to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. There are investments which are more likely to be "low volatility" and investments which are more likely to be "high volatility" investments.

[BACK COVER]

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the report period. You can find more detailed information about the Funds in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in these funds, you can write to us at 1818 Market Street, Philadelphia, PA 19103-3682, or call toll-free 800o523o1918. You may also obtain additional information about each of the Funds from your financial adviser.

You can find reports and other information about each Fund on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Funds, including their Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1o800oSECo0330.

Web site
www.delawarefunds.com


E-mail
service@delinvest.com


Shareholder Service Center

800o523o1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 8 p.m. Eastern time:

o    For fund information; literature; price, yield and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments; wire redemptions; telephone redemptions and telephone exchanges.

Delaphone Service

800o362oFUND (800o362o3863)

oFor convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.



                                                         DELAWARE
                                                       INVESTMENTS
                                                       -----------
                                                  Philadelphia * London

Investment Company Act file number: 811-6324

                                    DELAWARE
                                   INVESTMENTS
                                   -----------

                              Philadelphia * London



                            Global Opportunities Fund
                          (formerly Global Equity Fund)
                                      * * *
                          International Small Cap Fund
                                      * * *
                                 New Europe Fund
                                      * * *
                               Latin America Fund


                               Institutional Class




                                   Prospectus

                             [______________, 1999]







The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

[inside front cover]

Table of Contents

Fund Profiles                                        page
International Small Cap Fund
Global Opportunities Fund
New Europe Fund
Latin America Fund

How we manage the Fund                               page
Our investment strategy
The securities that we typically invest in The risks of investing in the Fund

Who manages the Fund                                 page
Our investment strategies
The securities we typically invest in
The risks of investing in the Funds

Fund administration (Who's who?)                     page

About your account                                   page
Investing in the Funds
      How to buy shares
      How to redeem shares
      Account minimum
         Exchanges

Dividends, Distributions and Taxes

Other investment policies and                        page
  risk considerations

Financial information                                page

Bond ratings                                         page

Glossary                                             page

How to use this prospectus

Here are guidelines to help you use this prospectus to make well-informed investment decisions about our funds. If you're looking for a specific piece of information, the table of contents can guide you directly to the appropriate section.

Step 1
Take a look at the fund profiles for an overview of each Fund.

Step 2
Learn in-depth information about how the Funds invest, the risks involved and the people and organizations responsible for the Funds' day-to-day operations.

Step 3
Determine which fund features and services you would like to take advantage of.

Step 4
Use the glossary that begins on page 6 to find definitions of words printed in bold type in the text throughout the prospectus.

Profile: Global Opportunities Fund*

What are the Fund's goals?

The Global Opportunities Fund's investment goal is to achieve long-term total return. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
The Global Opportunities Fund seeks to achieve its objective by investing in global securities that provide the potential for capital appreciation and income. The Fund's primary focus is to invest in domestic and foreign equity securities. Under normal market conditions, the Fund will invest at least 65% of its assets in equity securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one which may be the United States.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. This Fund will be affected primarily by declines in stock and bond prices that can be caused by a drop in the stock or bond market, an adverse change in interest rates or poor performance in specific industries or companies. Because the Fund invests in international securities in both established and developing countries, it will be affected by international investment risks related to changes in currency valuations, political instability, economic instability, or less regulatory standards. The Fund is considered "non-diversified" under federal laws and regulations that regulate mutual funds. Thus, adverse effects on the Fund's investments may affect a larger portion of its overall assets and subject the Fund to greater risks. For a more complete discussion of risk, please turn to page ___.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.


Who should invest in the Fund
         o    Investors with long-term financial goals (at least three years).
         o Investors looking for a portfolio that includes both fixed-income and equity securities from both U.S. and foreign countries.
         o    Investors seeking a measure of capital growth and income.

Who should not invest in the Fund
         o    Investors with short-term financial goals.
         o Investors who are unwilling to accept risks of investing in foreign equity securities.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.


* The Global Opportunities Fund was formerly known as Global Equity Fund. The change in the Fund's name became effective on July 21, 1998.

How has the Global Opportunities Fund performed?

This bar chart and table can help you evaluate the potential risks of investing in the Fund. We show the returns for the Fund's Institutional Class shares for the past calendar year, as well as the average annual returns of all shares for the one year period and since inception--all compared to the performance of the Morgan Stanley World Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding the securities. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect voluntary expense caps. The returns would be lower without the voluntary caps.

[GRAPHIC OMITTED: BAR CHART SHOWING TOTAL RETURN (INSTITUTIONAL CLASS)] Total return (Institutional Class)

     Global Opportunities Fund Institutional Class    Morgan Stanley World Index
1998


As of December 31, 1998, the Fund's Institutional Class shares had a year-to-date return of ______%. During the period illustrated in this bar chart, Institutional Class's highest return was ____% for the quarter ended [DATE] and its lowest return was ____% for the quarter ended [DATE].



How has the Global Opportunities Fund performed? (continued)

[table]

               Average annual returns for periods ending 12/31/98
       -------------------------------------------------------------------------
       CLASS                           Institutional          Morgan Stanley
                                                               World Index
       -------------------------------------------------------------------------
       1 year
       Since inception
       (7/21/97)

What are the Global Opportunities Fund's fees and expenses?
You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.

-------------------------------------------------------------
Maximum sales charge (load) imposed on purchases as    None
a percentage of offering price
-------------------------------------------------------------
Maximum contingent deferred sales charge               None
(load) as a percentage of original purchase
price or redemption price, whichever is lower
-------------------------------------------------------------
Maximum sales charge (load) imposed on
reinvested dividends                                   None
-------------------------------------------------------------
Redemption fees                                        None
-------------------------------------------------------------
Exchange Fees(1)                                       None
-------------------------------------------------------------



Annual fund operating expenses are deducted from the Fund's assets before it pays dividends and before its net asset value and total return are calculated. We will not charge you separately for these expenses. These expenses are based on amounts incurred during the Fund's most recent fiscal year.


--------------------------------------------------------
Management fees
--------------------------------------------------------
Distribution and service (12b-1) fees             None
--------------------------------------------------------
Other expenses
--------------------------------------------------------
Total operating expenses(2)
--------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. (3) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

-----------------------------
1 year
-----------------------------
3 years
-----------------------------
5 years
-----------------------------
10 years
-----------------------------

(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2) The investment manager has agreed to waive fees and pay expenses through May 31,1999, in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) from exceeding 0.80% of average daily net assets.

(3) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. In addition, this example does not reflect the voluntary expense cap described in footnote 2.

Profile: International Small Cap Fund

What are the Fund's goals?
International Small Cap Fund seeks long-term capital appreciation. Although, the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
International Small Cap Fund seeks to achieve its objective by investing primarily in smaller non-U.S. companies, which may include companies located or operating in established or emerging countries. Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities of companies organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries outside of the United States. The current market capitalization of the companies in which the Fund intends to invest primarily will generally be $1.5 billion or less (at the time of purchase).

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. This Fund will be affected primarily by declines in stock and bond prices which can be caused by a drop in the stock or bond market, an adverse change in interest rates or poor performance in specific industries or companies. Investments in foreign securities whether equity or fixed-income, involve special risks including those related to currency fluctuations, as well as to political, economic and social situations different from and potentially more volatile than those in the U.S. In addition, the accounting, tax and financial reporting standards of foreign countries are different from and may be less reliable or comprehensive than those relating to U.S. issuers. The Fund may invest up to 15% of its net assets in high yield, high risk foreign fixed income securities, which are subject to substantial risks, particularly during periods of economic downturns or rising interest rates. For a more complete discussion of risk, please turn to page __.

The Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.


Who should invest in the Fund?
         o    Investors with long-term financial goals.
         o Investors looking for growth potential from a portfolio of international securities.
         o Investors willing to accept the risks associated with foreign investing as well as investments in smaller-sized issuers, some to which may be speculative.

Who should not invest in the Fund o Investors with short-term financial goals.
         o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
         o    Investors whose primary goal is income.

What are the International Small Cap Fund's fees and expenses?
You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.

-------------------------------------------------------------
Maximum sales charge (load) imposed on purchases as    None
a percentage of offering price
-------------------------------------------------------------
Maximum contingent deferred sales charge               None
(load) as a percentage of original purchase
price or redemption price, whichever is lower
-------------------------------------------------------------
Maximum sales charge (load) imposed on                 None
reinvested dividends
-------------------------------------------------------------
Redemption fees                                        None
-------------------------------------------------------------
Exchange Fees(1)                                       None
-------------------------------------------------------------



Annual fund operating expenses are deducted from the Fund's assets before it pays dividends and before its net asset value and total return are calculated. We will not charge you separately for these expenses. These expenses are based on amounts incurred during the Fund's most recent fiscal year.


--------------------------------------------------------
Management fees
--------------------------------------------------------
Distribution and service (12b-1) fees             None
--------------------------------------------------------
Other expenses
--------------------------------------------------------
Total operating expenses(2)
--------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. (3) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

-----------------------------
1 year
-----------------------------
3 years
-----------------------------
5 years
-----------------------------
10 years
-----------------------------

(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2) The investment manager has agreed to waive fees and pay expenses through May 31,1999, in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) from exceeding 1.25% of average daily net assets.

(3) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. In addition, this example does not reflect the voluntary expense cap described in footnote 2.

Profile: New Europe Fund

What are the Fund's goals?
The New Europe Fund seeks long-term capital appreciation. Although, the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in equity securities of European Countries. Under normal market conditions, at least 65% of New Europe's assets will be invested in equity securities of companies organized or having a majority of their assets in or deriving a majority of their operating income in Europe.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. This Fund will be affected primarily by declines in stock and bond prices which can be caused by a drop in the stock or bond market, an adverse change in interest rates or poor performance in specific industries or companies. The New Europe Fund targets a specific region of the world for investment. Thus, an investment in this Fund will likely be more volatile than a more geographically diversified fund. In addition, the performance of this Fund is closely tied to the economic and political conditions of the region. The Fund may invest up to 30% of its net assets in high yield, high risk foreign fixed income securities, which are subject to substantial risks, particularly during periods of economic downturns or rising interest rates. For a more complete discussion of risk, please turn to page __.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Fund?
         o    Investors with long-term financial goals.
         o    Investors looking for growth potential.
         o Investors willing to accept the risks associated with foreign investing as well as investments in smaller-sized issuers, some to which may be speculative.

Who should not invest in the Fund
         o    Investors with short-term financial goals.
         o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
         o    Investors whose primary goal is income.

What are the New Europe Fund's fees and expenses?

You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.

-------------------------------------------------------------
Maximum sales charge (load) imposed on purchases as    None
a percentage of offering price
-------------------------------------------------------------
Maximum contingent deferred sales charge               None
(load) as a percentage of original purchase
price or redemption price, whichever is lower
-------------------------------------------------------------
Maximum sales charge (load) imposed on                 None
reinvested dividends
-------------------------------------------------------------
Redemption fees                                        None
-------------------------------------------------------------
Exchange Fees(1)                                       None
-------------------------------------------------------------



Annual fund operating expenses are deducted from the Fund's assets before it pays dividends and before its net asset value and total return are calculated. We will not charge you separately for these expenses. These expenses are based on amounts incurred during the Fund's most recent fiscal year.


--------------------------------------------------------
Management fees
--------------------------------------------------------
Distribution and service (12b-1) fees             None
--------------------------------------------------------
Other expenses(2)
--------------------------------------------------------
Total operating expenses(3)
--------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. (4) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

-----------------------------
1 year
-----------------------------
3 years
-----------------------------

(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2) Other expenses are based on estimated amounts for the current fiscal year.

(3) The investment manager has agreed to waive fees and pay expenses through May 31,1999, in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) from exceeding 1.25% of average daily net assets.

(4) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. In addition, this example does not reflect the voluntary expense cap described in footnote 2.

Profile: Latin America Fund

What are the Fund's goals?
The Latin America Fund seeks long-term capital appreciation. Although, the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in equity securities of Latin American companies. Under normal market conditions, at least 65% of Latin America's assets will be invested in equity securities of companies organized or having a majority of their assets in or deriving a majority of their operating income in Latin America.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. This Fund will be affected primarily by declines in stock and bond prices which can be caused by a drop in the stock or bond market, an adverse change in interest rates or poor performance in specific industries or companies. The Latin America Fund targets a specific region of the world for investment. Therefore, an investment in this Fund will likely be more volatile than a more geographically diversified fund. In addition, the performance of this Fund is tied to the economic and political conditions of this region.The Fund may invest up to 30% of its net assets in high yield, high risk foreign fixed income securities, which are subject to substantial risks, particularly during periods of economic downturns or rising interest rates.

For a more complete discussion of risk, please turn to page __.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

You should keep in mind that an investment in the fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.


Who should invest in the Fund?
         o    Investors with long-term financial goals.
         o    Investors looking for growth potential.
         o Investors willing to accept the risks associated with foreign investing as well as investments in smaller-sized issuers, some to which may be speculative.

Who should not invest in the Fund
         o    Investors with short-term financial goals.
         o    Investors whose primary goal is income.
         o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.

What are the Fund's fees and expenses?
You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.

-------------------------------------------------------------
Maximum sales charge (load) imposed on purchases as    None
a percentage of offering price
-------------------------------------------------------------
Maximum contingent deferred sales charge               None
(load) as a percentage of original purchase
price or redemption price, whichever is lower
-------------------------------------------------------------
Maximum sales charge (load) imposed on                 None
reinvested dividends
-------------------------------------------------------------
Redemption fees                                        None
-------------------------------------------------------------
Exchange Fees(1)                                       None
-------------------------------------------------------------



Annual fund operating expenses are deducted from the Fund's assets before it pays dividends and before its net asset value and total return are calculated. We will not charge you separately for these expenses. These expenses are based on amounts incurred during the Fund's most recent fiscal year.


--------------------------------------------------------
Management fees
--------------------------------------------------------
Distribution and service (12b-1) fees             None
--------------------------------------------------------
Other expenses(2)
--------------------------------------------------------
Total operating expenses(3)
--------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. (4) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

-----------------------------
1 year
-----------------------------
3 years
-----------------------------

(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2) Other expenses are based on estimated amounts for the current fiscal year.

(3) The investment manager has agreed to waive fees and pay expenses through May 31,1999, in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) from exceeding 1.25% of average daily net assets.

(4) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. In addition, this example does not reflect the voluntary expense cap described in footnote 2.

How we manage the Funds

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

Our investment strategy

Global Opportunities Fund

Global Opportunities Fund's primary objective is long-term total return. The Fund seeks to achieve its objective by investing in global securities that provide the potential for capital appreciation and income. The Fund's primary focus will be to invest in domestic and foreign equity securities and, under normal market conditions, at least 65% of its assets will be invested in equity securities. The Fund's investments will be made in securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one of which may be the United States.

The Fund will attempt to achieve its investment objective by investing in a broad range of equity and fixed-income securities. In selecting securities for investments for the Fund, the Manager will consider an issuer's competitive position, cost structure and liquidity. Equity securities in which the Fund may invest include convertible securities, common stocks, preferred stocks and warrants issued in foreign countries or in the U.S. In selecting equity securities in which the Fund may invest, the Manager will use a dividend discount analysis and a purchasing power parity approach. With a dividend discount analysis, the Manager looks at future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. The Manager uses this technique to attempt to compare the value of different investments. With a purchasing power parity approach, the Manager attempts to identify the amount of goods and services that a dollar will buy in the United States and compare that to the amount of a foreign currency required to buy the same amount of goods and services in another country. Eventually, currencies should trade at levels that should make it possible for the dollar to buy the same amount of goods and services overseas as in the United States. When the dollar buys less, the foreign currency may be considered to be overvalued. Conversely, when the dollar buys more, the currency may be considered to be undervalued.

The Fund may seek to achieve growth through investment of up to 35% of its assets in income producing debt securities such as U.S. or foreign government or corporate bonds. In addition, for temporary defensive purposes, the Fund may invest all or a substantial portion of its assets in high quality debt instruments issued by foreign governments, their agencies, instrumentalities or political subdivisions, the U.S. government, its agencies or instrumentalities (and which are backed by the full faith and credit of the U.S. government), or issued by foreign or U.S. companies. For example, the Fund may invest in U.S. fixed-income markets when the Manager believes that the global equity markets are excessively volatile or overvalued so that the Fund's objective cannot be achieved in such markets. Any corporate debt obligations will be rated AA or better by S&P, Aa or better by Moody's, or have an equivalent rating from another nationally recognized statistical rating organization, or if unrated, determined by the Manager to be of comparable quality. The Fund may also invest in the securities listed above pending investment of proceeds from new sales of Fund shares and to maintain sufficient cash to meet redemption requests.

While the Fund may purchase securities in any foreign country, developed and underdeveloped, or emerging market countries, it is currently anticipated that the countries in which the Fund may invest will include, but are not limited to Canada, Germany, the United Kingdom, France, the Netherlands, Belgium, Spain, Switzerland, Japan, Australia, Hong Kong and Singapore/Malaysia, as well as Indonesia, Korea, the Philippines, Taiwan, Thailand and South Africa. In certain countries, investments may only be made by purchasing shares of closed-end investment companies that in turn are authorized to invest in the securities of such countries.

International Small Cap Fund

The Fund seeks long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities of smaller non-U.S. companies, which may include companies located or operating in established or emerging countries. Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities of companies organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries outside of the United States. The current market capitalization of the companies in which the Fund intends to invest primarily will generally be $1.5 billion or less (at the time of purchase).

The equity securities in which the Fund may invest include common stocks, preferred stocks, rights or warrants to purchase common stocks and securities convertible into common stocks. The Fund may also invest in foreign companies through sponsored or unsponsored Depositary Receipts, which are receipts typically issued by a bank or trust company evidencing ownership of underlying securities issued by a foreign company. By focusing on smaller, non-U.S. companies, the Fund seeks to identify equity securities of emerging and other growth-oriented companies which in the opinion of the manager, are responsive to changes within their markets, and have the fundamental characteristics to support growth. The manager will seek to identify changing and dominant trends within the relevant markets, and will purchase securities of companies which it believes will benefit from these trends. In addition, the manager will consider the financial strength of the company, the nature of its management, and any developments affecting the company or its industry. The manager may invest in smaller capitalization companies that may be temporarily out of favor or overlooked by securities analysts and whose value, therefore, may not yet be fully recognized by the market.

While the Fund may purchase securities in any foreign country, developed and underdeveloped, or emerging market countries, it is currently anticipated that the countries in which the Fund may invest will include, but not be limited to, Canada, Germany, the United Kingdom, France, the Netherlands, Belgium, Spain, Switzerland, Japan, Australia, New Zealand, Hong Kong, Singapore and Malaysia as well as Argentina, Brazil, Chile, Egypt, Greece, India, Indonesia, Korea, Peru, the Philippines, South Africa, Taiwan, Thailand and Turkey. With respect to certain countries, investments by an investment company may only be made through investments in closed-end investment companies that in turn are authorized to invest in the securities of such countries.

In selecting investments for the Fund, the manager will employ a dividend discount analysis across country boundaries and will also use a purchasing power parity approach to identify currencies and markets that are overvalued or undervalued relative to the U.S. dollar. The manager uses the dividend discount analysis to compare the value of different investments. Using this technique, the manager looks at future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. With a purchasing parity approach, the manager attempts to identify the amount of goods and services that a dollar will buy in the United States and compare that to the amount of a foreign currency required to buy the same amount of goods and services in another country. Eventually, currencies should trade at levels that should make it possible for the dollar to buy the same amount of goods and services overseas as in the United States. When the dollar buys less, the foreign currency may be considered to be overvalued. Conversely, when the dollar buys more, the currency may be considered to be undervalued.

The Fund may also invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock, and certain other non-traditional equity securities.

The Fund may invest up to 15% of its net assets in fixed-income securities issued by emerging country companies, and foreign governments, their agencies, instrumentalities or political subdivisions, all of which may be high yield, high risk fixed-income securities rated lower than BBB by S&P and Baa by Moody's or, if unrated, are considered by the manager to be of equivalent quality and which present special investment risks. See High Yield, High Risk Securities.

For temporary defensive purposes, the International Small Cap Fund may invest all or a substantial portion of its assets in high quality debt instruments issued by foreign governments, their agencies, instrumentalities or political subdivisions, the U.S. government, its agencies or instrumentalities (and which are backed by the full faith and credit of the U.S. government), or issued by foreign or U.S. companies. For example, the Fund may invest in U.S. fixed-income markets when the manager believes that the global equity markets are excessively volatile or overvalued so that the Fund's objective cannot be achieved in such markets. Any such corporate debt obligations will be rated AA or better by S&P, or Aa or better by Moody's, or if unrated, will be determined to be of comparable quality by the Fund's investment manager. The Fund may also invest in the securities listed above pending investment of proceeds from new sales of Fund shares and to maintain sufficient cash to meet redemption requests.

New Europe Fund

The investment objective of New Europe is to achieve long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities of European companies, which may include companies located or operating in established or emerging European countries. Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities of companies organized or having a majority of their assets in or deriving a majority of their operating income in Europe. The companies in which the Fund will invest will be of varying size.

The equity securities in which the Fund may invest include common stocks, preferred stocks, rights or warrants to purchase common stocks and securities convertible into common stocks. The Fund may also invest in foreign companies through sponsored or unsponsored Depositary Receipts. The Fund may also invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock, and certain other non-traditional equity securities. The Fund may invest in securities issued in any currency and may hold foreign currency. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units such as the Euro.

The Fund may invest in securities of issuers located in any European country where the investment manager believes that there is the potential for long-term capital appreciation. The Fund may invest in the securities of issuers located in European countries with well-established economies and securities markets or in countries with emerging economies or securities markets or smaller securities markets. In addition, if opportunities arise, the Fund may invest in securities of issuers located in Eastern European countries.

In selecting investments for the New Europe Fund, the investment manager will employ a dividend discount analysis across country boundaries and will also use a purchasing power parity approach to identify currencies and markets that are overvalued or undervalued relative to the U.S. dollar. The investment manager uses the dividend discount analysis, based on available information, to compare the value of different investments. Using this technique, the investment manager looks at future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. Because many of the countries in which the Fund invests are emerging countries, there may be less information available on which the investment manager can base its dividend discount analysis. Thus, such analysis may not be as complete as a dividend discount analysis performed on investments in developed countries.

With a purchasing parity approach, the investment manager attempts to identify the amount of goods and services that a dollar will buy in the United States and compare that to the amount of a foreign currency required to buy the same amount of goods and services in another country. Eventually, currencies should trade at levels that should make it possible for the dollar to buy the same amount of goods and services overseas as in the United States. When the dollar buys less, the foreign currency may be considered to be overvalued. When the dollar buys more, the currency may be considered to be undervalued.

The Fund may invest up to 30% of its net assets in fixed-income securities issued by emerging country companies, and foreign governments, their agencies, instrumentalities or political subdivisions, all of which may be high yield, high risk fixed-income securities, including Brady Bonds, rated lower than BBB by S&P and Baa by Moody's or, if unrated, are considered by the investment manager to be of equivalent quality and which present special investment risks. See High Yield, High Risk Securities.

For temporary defensive purposes, New Europe Fund may invest all or a substantial portion of their assets in high quality debt instruments issued by foreign governments, their agencies, instrumentalities or political subdivisions, supernational organizations, the U.S. government, its agencies or instrumentalities (and which are backed by the full faith and credit of the U.S. government), or issued by foreign or U.S. companies. Any such corporate debt obligations will be rated AA or better by S&P, or Aa or better by Moody's, or if unrated, will be determined to be of comparable quality by the investment manager. The Fund may also invest in the securities listed above pending investment of proceeds from new sales of Fund shares and to maintain sufficient cash to meet redemption requests.

Latin America Fund

The investment objective of Latin America is to achieve long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities of companies in Latin America, most of which are emerging market countries. Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities of companies organized or having a majority of their assets in or deriving a majority of their income in Latin America. The companies in which the Fund will invest will be of varying size. [Does this mean large and small capitalization?]

The equity securities in which the Fund may invest include common stocks, preferred stocks, rights or warrants to purchase common stocks and securities convertible into common stocks. The Fund may also invest in foreign companies through sponsored or unsponsored Depositary Receipts. The Funds may also invest in convertible preferred stocks that offer enhanced yield features and certain other non-traditional equity securities. The Fund may invest in securities issued in any currency and may hold foreign currency. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units such as the Euro.

The Latin American countries in which the Fund may invest include Argentina, Belize, Bolivia, Brazil, Chile, Columbia, Costa Rica, Cuba, Ecuador, El Salvador, French Guyana, Guatemala, Guyana, Honduras, Mexico, Nicaragua, Panama, Paraguay, Peru, Surinam, Trinidad/Tobago, Uruguay and Venezuela.

In selecting investments for the Latin America Fund, the investment manager will employ a dividend discount analysis across country boundaries and will also use a purchasing power parity approach to identify currencies and markets that are overvalued or undervalued relative to the U.S. dollar. The investment manager uses the dividend discount analysis, based on available information, to compare the value of different investments. Using this technique, the investment manager looks at future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. Because many of the countries in which the Funds invest are emerging countries, there may be less information available on which the investment manager can base its dividend discount analysis. Thus, such analysis may not be as complete as a dividend discount analysis performed on investments in developed countries.

With a purchasing parity approach, the investment manager attempts to identify the amount of goods and services that a dollar will buy in the United States and compare that to the amount of a foreign currency required to buy the same amount of goods and services in another country. Eventually, currencies should trade at levels that should make it possible for the dollar to buy the same amount of goods and services overseas as in the United States. When the dollar buys less, the foreign currency may be considered to be overvalued. When the dollar buys more, the currency may be considered to be undervalued.

In addition, the Fund may invest up to 30% of its net assets in fixed-income securities issued by emerging country companies, and foreign governments, their agencies, instrumentalities or political subdivisions, all of which may be high yield, high risk fixed-income securities rated lower than BBB S&P and Baa by Moody's or, if unrated, are considered by the investment manager to be of equivalent quality and which present special investment risks. See High Yield, High Risk Securities.

For temporary defensive purposes, the Latin America Fund may invest all or a substantial portion of their assets in high quality debt instruments issued by foreign governments, their agencies, instrumentalities or political subdivisions, supernational organizations, the U.S. government, its agencies or instrumentalities (and which are backed by the full faith and credit of the U.S. government), or issued by foreign or U.S. companies. Any such corporate debt obligations will be rated AA or better by S&P, or Aa or better by Moody's, or if unrated, will be determined to be of comparable quality by the investment manager. The Fund may also invest in the securities listed above pending investment of proceeds from new sales of Fund shares and to maintain sufficient cash to meet redemption requests.

The securities we typically invest in Stocks offer investors the potential for capital appreciation, and may pay dividends as well. Fixed-income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation. The following chart provides a brief description of the securities that the Funds may invest in. Please see the Statement of Additional Information for additional descriptions of these as well as other investments.


------------------------------------------------------------------------------------------------------------------------------
                     Securities                                                   How we use them
------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds: Debt obligations issued by a          The Funds may invest in corporate bonds generally rated AA or better
corporation.                                           by S&P and Aa by Moody's .
------------------------------------------------------------------------------------------------------------------------------
Common Stocks: Securities that represent               Consistent with their respective investment objective, certain Funds
shares of ownership in a corporation.                  will invest their assets in common stocks, as well as in dividend
Stockholders participate in the corporation's          paying stocks.
profits and losses, proportionate to the
number of shares they own.
------------------------------------------------------------------------------------------------------------------------------
Foreign Currency Transactions:  The Funds will         Although the Funds value their assets daily in terms of U.S. dollars,
invest in securities of foreign issuers and may hold   they do not intend to convert their holdings of foreign currencies
foreign currency.  In addition, the Funds may enter    into U.S. dollars on a daily basis.  Each Fund will, however, from
into contracts to purchase or sell foreign             time to time, purchase or sell foreign currencies and/or engage in
currencies at a future date (i.e., a "forward          forward foreign currency transactions in order to expedite settlement
foreign currency contract" or "forward contract").     of portfolio transactions and to minimize currency value
A forward contract involves an obligation to           fluctuations.  Each Fund may conduct its foreign currency
purchase or sell a specific currency at a future       transactions on a spot (i.e., cash) basis at the spot rate prevailing
date, which may be any fixed number of days from the   in the foreign currency exchange market or through a forward foreign
date of the contract, agreed upon by the parties, at   currency contract or forward contract.  The Funds will convert
a price set at the time of the contract.  A Fund may   currency on a spot basis from time to time, and investors should be
enter into forward contracts to "lock-in" the price    aware of the costs of currency conversion.  By entering into these
of a security it has agreed to purchase or sell, in    transactions, the Funds attempt to protect themselves against a
terms of U.S. dollars or other currencies in which     possible loss resulting from an adverse change in currency exchange
the transaction will be consummated.                   rates during the period between when the security is purchased or sold and the date on which payment is made or received.
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements: An agreement between a buyer    Typically, we use repurchase agreements as a short-term investment
and seller of securities in which the seller agrees    for a Fund's cash position.  In order to enter into these repurchase
to buy the securities back within a specified time     agreements, the Fund must have collateral of at least 102% of the
at the same price the buyer paid for them, plus an     repurchase price.
amount equal to an agreed upon interest rate.
Repurchase agreements are often viewed as equivalent
to cash.
------------------------------------------------------------------------------------------------------------------------------
American Depositary Receipts (ADRs): Certificates      Each Fund may invest in sponsored and unsponsored ADR's that are
issued by a U.S. bank that represent a stated number   actively traded in the United States.
of shares of a foreign corporation that the bank
holds in its vault.  An ADR entitles the holder to
all dividends and capital gains earned by the
underlying foreign shares. An ADR is bought and sold
the same as U.S. securities.
------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
European Depositary Receipts (EDRs) and                In conjunction with their investments in foreign securities, the
Global Depositary Receipts (GDRs): EDRs and GDRs       Funds may invest in sponsored and unsponsored EDRs and GDRs that are
are receipts issued by non-U.S. banks or trust         actively traded in the United States.
companies and foreign branches of U.S. banks that
evidence ownership of the underlying foreign or U.S.
securities. Sponsored EDRs or GDRs are issued
jointly by the issuer of the underlying security and
a Depositary, and unsponsored EDRs or GDRs are
issued without the participation of the issuer of
the deposited security.
------------------------------------------------------------------------------------------------------------------------------
Restricted Securities: Privately placed securities     Each Fund, except for Global Opportunities Fund, may invest up to 15%
whose resale is restricted under securities law.       of their assets in privately placed securities that are eligible for resale only among certain institutional buyers without registration.
                                                       These are commonly known as "Rule 144A Securities." The Global
                                                       Opportunities may only invest up to 10% of their assets in these securities.
------------------------------------------------------------------------------------------------------------------------------
Borrowing from Banks                                   Each Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. Each Fund will not borrow money in excess of one-third of the value of its net assets.
------------------------------------------------------------------------------------------------------------------------------
Securities Lending: These transactions involve the     Each Fund may loan up to 25% of its assets to qualified broker/dealers
loan of securities owned by the Fund to qualified      or institutional investors. These transactions will generate additional
dealers and investors for their use relating to        income for the Fund.
short-sales or other securities transactions.
------------------------------------------------------------------------------------------------------------------------------
Investment Company Securities                          Each Fund may invest in either closed-end or open-end investment companies consistent with the 1940 Act requirements. These investments involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.
------------------------------------------------------------------------------------------------------------------------------
Brady Bonds: These are debt securities issued under    International Small Cap Fund, New Europe Fund and Latin America Fund
the framework of the Brady Plan, an initiative         may invest in Brady Bonds consistent with their respective investment
announced by the U.S. Treasury Secretary, Nicholas     objective. We believe that the economic reforms undertaken by
F. Brady in 1989, as a mechanism for debtor            countries in connection with the issuance of Brady Bonds makes the
nations to restructure their outstanding external      debt of countries that have issued or have announced plans to issue
indebtedness (generally, commercial bank debt).        Brady Bonds an attractive opportunity for investment.
------------------------------------------------------------------------------------------------------------------------------

The risks of investing in the Funds
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. Because of the nature of the Fund, you should consider an investment to be a long-term investment that typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in these Funds. Please see the Statement of Additional Information for further discussion of these risks and the other risks not discussed here.

------------------------------------------------------------------------------------------------------------------------------
                          Risks                                           How we strive to manage them
------------------------------------------------------------------------------------------------------------------------------
Market Risk is the risk that all or a majority of the  We maintain a long-term investment approach and focus on stocks we
securities in a certain market - like the stock or     believe can appreciate over an extended time frame regardless of
bond market - will decline in value because of         interim market fluctuations. We do not try to predict overall stock
factors such as economic conditions, future            market movements and do not trade for short-term purposes.
expectations or investor confidence.
------------------------------------------------------------------------------------------------------------------------------
Industry and Security Risk is the risk that the        We limit the amount of the Fund's assets invested in any one industry
value of securities in a particular industry or the    and in any security. We individual also follow a rigorous selection
value of an individual stock or bond will decline      process before for choosing securities for the Fund.
because of changing expectations for the
performance of that industry or the individual
company issuing the stock or bond.
------------------------------------------------------------------------------------------------------------------------------
Foreign Risk is the risk that foreign securities       The Fund's will invest in securities of foreign issuers that normally
may be adversely affected by political instability,    are denominated in foreign currencies may hold foreign currency
changes in currency exchange rates, foreign economic   directly. Investments in and securities of non-United States issuers
conditions or inadequate regulatory and accounting     which are generally denominated in foreign currencies involve certain
standards. Transaction costs may be higher.            risk and opportunity considerations not typically associated with investing in United States companies. We carefully evaluate the overall situations in the countries where we invest in an attempt to reduce these risks.
------------------------------------------------------------------------------------------------------------------------------
Currency Risk is the risk that the value of a Fund's   Each Fund may try to hedge its currency risk by purchasing foreign
investments may be negatively affected by changes      currency exchange contracts. By agreeing to purchase or sell foreign
in foreign currency exchange rates, foreign economic   securities at a pre-set price on a future date, the Funds strive to
conditions or inadequate regulatory and accounting     protect the value of the stock they own from future changes in
standards.                                             currency rates. Each Fund will use forward currency exchange contracts only for defensive measures, not to enhance portfolio returns. However, there is no assurance that a strategy such as this will be successful.
------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Risk is the risk that there is the    International Small Cap, New Europe and Latin America Funds have the
possibility of expropriation, nationalization,         ability to invest in emerging market securities. By maintaining a confiscatory taxation, income earned or other special  long-term investment approach, we believe we can appreciate
taxes, foreign exchange restrictions, limitations on   regardless of interim political, social or economic instabilities.
the repatriation of income and capital from
investments, defaults in foreign government debt,
and economic, political or social instability.
In addition, in many emerging markets, there is
substantially less publicly available information
about issuers and the information that is available
tends to be of a lesser quality. Economic markets and
structures tend to be less mature and diverse and the
securities markets which are subject to less
government regulation or supervision may also be
smaller, less liquid and subject to greater price
volatility. Transaction costs may be higher.
 ------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
High Yield, High Risk Foreign Fixed-Income Securities  New Europe Fund and Latin America Fund may invest up to 30% of their
are those securities rated lower than BBB by S&P and   respective net assets in these securities. International Small Cap may
Baa by Moody's. Securities of this type are            invest up to 15% of its net assets in these securities. These Funds
considered to be of poor standing and predominantly    will not purchase securities rated lower than C by S&P or Ca by
speculative as the ability to repay interest and       Moody's or, if unrated, considered to be of an equivalent quality to
principal.                                             such ratings by the Manager.
------------------------------------------------------------------------------------------------------------------------------
Region Risk is the risk associated with investing a    With respect to the New Europe and Latin America Funds, we maintain a
majority of the Fund's assets in a specific            long-term approach and focus on stocks in region we believe can
region of the world. The Fund's performance will be    appreciate over an extended the time frame.
dependent upon the economic and financial strength
and stability of the region. An investment in the
Fund is likely to be more volatile than an investment
in a more geographically diverse fund.
------------------------------------------------------------------------------------------------------------------------------
Political Risk is the risk that countries or the       We carefully evaluate the political situations in the countries where
entire region where we may invest may experience       we invest and take into account any potential risks before we select
political instability, which may cause greater         securities for the portfolios. However, there is no way to eliminate
fluctuation in the value of our investments due to     political risk when investing internationally.
changes in currency exchange rates, governmental
seizures or nationalization of assets.
------------------------------------------------------------------------------------------------------------------------------
Information Risk is the possibility that foreign       Each Fund conducts a great deal of fundamental research on the
companies are subject to different accounting,         companies that it invests in rather than relying companies. solely on
auditing and financial reporting standards than        information available through financial reporting. We believe this
U.S. companies. There may be less information          will help us to better uncover any potential weaknesses in individual
available about foreign issuers than domestic          companies.
issuers. Furthermore, regulatory oversight of
foreign issuers may be less stringent or less
consistently applied than in the U.S.
------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover rates reflect the amount of         The Funds normally will not invest for short-term trading purposes.
securities that are replaced from the beginning        However, a fund may sell securities without regard to the length of
of the year to the end of the year by the Fund.        time they have been held. Given each Fund's investment objective, it
The degree of portfolio activity may affect brokerage  is anticipated that the portfolio turnover rate of each Fund will not
costs and other transaction costs of the Fund, as      exceed 100%.
well as taxes payable by shareholders that are
subject to federal income tax.
------------------------------------------------------------------------------------------------------------------------------
Foreign Government Securities Risks involve            The Funds attempt to reduce the risks associated with investing in
the ability of a foreign government or government      foreign governments by setting rating standards and by limiting the
related issuer to make timely and ultimate payments    portion of portfolio assets that may be invested in such securities.
on its external debt obligations. This ability to
make payments will be strongly influenced by the
issuer's balance of payments, including export
performance, its access to international credits
and investments, fluctuations in interest rates
and the extent of its foreign reserves.
------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
Small Company Investment Risk includes the general     The securities of companies with small revenues and capitalization in
risks of investing in common stocks such as market,    which the Fund invests, may offer greater opportunity for capital
economic and business risk that cause their prices     appreciation than larger companies.
to fluctuate over time. Historically, smaller
capitalization stocks have been more volatile in
price than larger capitalization stocks.  Among the
reasons for the greater price volatility of these
securities are the lower degree of liquidity in the
markets for such stocks, and the potentially greater
sensitivity of such small companies to changes in or
failure of management, and in many other changes in
competitive, business, industry and economic
conditions, including risks associated with limited
production, markets, management depth, or financial
resources.
------------------------------------------------------------------------------------------------------------------------------

For additional information about the Funds' investment policies and certain risks associated with investments in certain types of securities including purchasing put and call options, futures contracts and options thereon, and options on foreign currencies, please see the Statement of Additional Information.

Who manages the Funds

The Funds are managed by Delaware International Advisers, Ltd. Delaware International is affiliated with Delaware Management Company, Inc. Delaware International makes investment decisions for the Funds, manages the Funds' business affairs and provides daily administrative services. Delaware Management is the sub-adviser to the Global Opportunities Fund. With overall supervision of the manager, the sub-adviser manages the U.S. securities portion of Opportunities Fund's portfolio and furnishes the Manager with investment recommendations, asset allocation advice, research and other investment services regarding U.S. securities.

For their services to the Global Opportunites Fund, the manager and sub-adviser were paid an aggregate fee of 0.00% of average daily net assets of the Fund for the last fiscal year.

For its services to the International Small Cap Fund, the manager is paid an annual fee of 1.25% of the average daily net assets of the Fund.

For its services to each of the New Europe Fund and Latin America Fund, the manager is paid an annual fee equal to 1.25% on the first $500 million of average daily net assets; 1.20% on the next $500 million; 1.15% on the next $1.5 billion; and 1.10% on the average daily net assets in excess of $2.5 billion.


Portfolio Managers

Elizabeth A. Desmond assumed primary responsibility for making day-to-day investment decisions for the Global Opportunities Fund on July 21, 1998. Prior to joining Delaware International in 1991, Ms. Desmond was a Pacific Basin equity analyst and senior portfolio manager at Hill Samuel Investment Advisers Ltd. Robert L. Arnold, Vice President/Portfolio Manager for Global Funds, Inc. assumed primary responsibility for making investment decisions for the U.S. equity portion of the Global Opportunities Fund on July 21, 1998.

Clive A. Gillmore and Timothy W. Sanderson have primary responsibility for making day-to-day investment decisions for the International Small Cap Fund, and have co-managed the Fund since its inception. Mr. Gillmore joined Delaware International in 1990 after eight years of investment experience. Prior to joining Delaware he was a Pacific Basin equity analyst and senior portfolio manager for Hill Samuel Investment Advisers Ltd. Mr. Sanderson joined Delaware International in 1990 as Senior Portfolio Manager and Director. Prior to that, he was an analyst and senior portfolio manager for Hill Samuel where he had responsibility for Pacific Basin research and the management of international institutional portfolios.

Nigel May, Richard Ginty and Joshua Brooks have primary responsibility for making day-to-day investment decisions for New Europe Fund. Mr. May joined Delaware International in 1991, assuming portfolio management responsibilities and sharing analytical responsibilities for continental Europe. Prior to joining Delaware, he spent five years with Hill Samuel Investment Advisers Ltd. Mr. Ginty joined Delaware International in 1992, where his primary research focus is the European equity markets. Prior to joining Delaware, his business experience was with Kleinwort Benson Securities Limited. Mr. Brooks joined Delaware International in 1991. Mr. Brooks first worked in equity market analysis and as a Philadelphia liaison with Delaware International and thereafter joined Delaware International's emerging markets team in London.

Robert Akester, Mr. Gillmore, and Mr. Brooks have primary responsibility for making day-to-day investment decisions for Latin America Fund. Mr. Akester joined Delaware International in 1996, after twenty-six years of investment experience. Prior to joining Delaware, Mr. Akester was Director of Hill Samuel Investment Advisers Ltd. where he had responsibility for significant overseas clients and Far Eastern Markets.

Who's who?

This diagram show the various organizations involved with managing, administering and servicing the Delaware Investments funds.


                               Board of Directors
Investment Manager                      The Funds                        Custodian
Delaware International Advisers                                    The Chase Manhattan Bank
Third Floor                                                        4 Chase Metrotech Center
80 Cheapside                                                       Brooklyn, NY 11245
London, England EC2V 6EE

Sub-Adviser
Delaware Management Company
One Commerce Square
Philadelphia, PA 19103


Portfolio managers             Distributor                         Service agent
(see page __ for details)      Delaware Distributors, L.P.         Delaware Service Company, Inc.
                               1818 Market Street                  1818 Market Street
                               Philadelphia, PA 19103              Philadelphia, PA 19103


                                     Shareholders


Board of directors A mutual fund is governed by a board of directors which has oversight responsibility for the management of the fund's business affairs. Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the board of directors must be independent of the fund's investment manager or distributor. These independent fund directors, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Sub-adviser A sub-adviser is a company generally responsible for the management of the fund's assets. They are selected and supervised by the investment manager.

Portfolio managers Portfolio managers are employed by the investment manager or sub-adviser to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and typically place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to National Association of Securities Dealers, Inc. (NASD) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect directors. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account

Investing in the Funds

o Institutional Class shares are available for purchase only by the following:

o retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans

o tax-exempt employee benefit plans of the manager or its affiliates and securities dealer firms with a selling agreement with the distributor

o institutional advisory accounts of the manager, or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts

o a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee

o registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services

How to buy shares


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By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.



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By wire
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014128934013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us at 800-510-4015 so we can assign you an account number.



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By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that you may not exchange your shares for Class B or Class C shares. To open an account by exchange, call your Client Services Representative at 800-510-4015.



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Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receives your order before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. Currently, the Exchange is closed when the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. We reserve the right to reject any purchase order.

We determine the Funds' net asset value (NAV) per share at the close of trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the board of directors. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. We price all other securities at their fair market value using a method approved by the board of directors.

How to redeem shares


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By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of $50,000 or more, you must include a signature guarantee for each owner. You can also fax your written request to 215-255-8864. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.



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By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.



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By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. Bank information must be on file before you request a wire redemption.



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Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, you will receive the net asset value as determined on the business day we receive your request. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Account minimum
If you redeem shares and your account balance falls below $250, the Fund may redeem your account after 60 days' written notice to you.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund. If you exchange shares to a fund that has a sales charge you will pay any applicable sales charges on your new shares. You don't pay sales charges on shares that are acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class B and Class C shares of the funds in the Delaware Investments family.

Dividends, Distributions and Taxes

Dividends and capital gains, if any, are paid annually. We automatically reinvest all dividends and any capital gains.

Tax laws are subject to change, so we urge you to consult you tax adviser about your particular tax situation and how it might be affected by current law. The tax status of your dividends from the Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year. Distributions declared in October, November or December but paid in January are taxable as if they were paid in December.

Global Funds, Inc. is required to withhold 31% of your taxable distributions and proceed if you do not provide your correct taxpayer identification number (TIN) or certify that your TIN is correct, or if the IRS instructs us to do so.

Other investment policies and risk considerations

High Yield, High Risk Securities

The International Small Cap Fund, New Europe Fund and the Latin America Fund may invest in high yield, high risk foreign fixed income securities. In the past, in the opinion of the Manager, the high yields from these bonds have more than compensated for their higher default rates. There can be no assurance, however, that yields will continue to offset default rates on these bonds in the future. The Manager intends to maintain an adequately diversified portfolio of stocks and bonds. While diversification can help to reduce the effect of an individual default on a Fund, there can be no assurance that diversification will protect a Fund from widespread bond defaults brought about by a sustained economic downturn.

Medium- and low-grade bonds held by each Fund may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Also these bonds are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial.

The economy and interest rates may affect these high yield, high risk securities differently from other securities. Prices have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or a substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will also ordinarily have a more dramatic effect on the values of these investments than on the values of higher-rated securities. Consequently, these changes will affect a Fund's net asset value per share.

Foreign Currency Transactions

Although each Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. The Funds may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. The Funds will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion.

The Funds may enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against a possible loss resulting from an adverse change in currency exchange rates during the period between the date the security is purchased or sold and the date on which payment is made or received.

When the Manager believes that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency, the Funds may enter into a forward foreign currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency.

The Funds will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate a Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

At the maturity of a forward contract, the Funds may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Funds may realize gains or losses from currency transactions.

The Funds also may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter) for hedging purposes to protect against declines in the U.S. dollar cost of foreign securities held by the Funds and against increases in the U.S. dollar cost of such securities to be acquired. Call options on foreign currency written by a Fund will be covered, which means that the Fund will own the underlying foreign currency. With respect to put options on foreign currency written by a Fund, the Fund will establish a segregated account with its Custodian Bank consisting of cash, U.S. government securities or other high-grade liquid debt securities in an amount equal to the amount the Fund will be required to pay upon exercise of the put.

As in the case of other kinds of options, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates, although, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

Certain management considerations

Year 2000
As with other mutual funds, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by their service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Each Fund is taking steps to obtain satisfactory assurances that its major service providers are taking steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Funds.

EURO
Several European countries are participating in the European Economic and Monetary Union, which established a common European currency for participating countries. This currency is commonly known as the "Euro." Each participating country replaced its previous currency with the Euro on January 1, 1999. Additional European countries may elect to participate after that date. If a Fund is invested in securities of participating countries, it could be adversely affected if the computer systems used by its major service providers are not properly prepared to handle the implementation of this single currency or the adoption of the Euro by additional countries in the future. The Funds are taking steps to obtain satisfactory assurances that their major service providers are taking steps reasonably designed to address these matters on the computer systems that the service providers use. However, there can be no assurances that these steps will be sufficient to avoid any adverse impact on the business of the Fund.

Financial information
Financial highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800o523o1918.

Financial highlights for the New Europe Fund and Latin America Fund are not provided because these funds commenced operations after the close of the fiscal year.

-----------------------------------------------------------------------------------------------------
                                                                                               Period
                                                                       Institutional Class    7/21/97
                                                                          Year Ended 11/30    through
                                                                       -------------------
 Global Opportunities Fund                                                     1998          11/30/97
-----------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period ($)                                                       8.500
Income From Investment Operations
 Net investment income ($)                                                                      0.056
 Net realized & unrealized gains (losses) on investments ($)                                   (0.326)
 Total from investment operations ($)                                                          (0.270)
 Less Distributions
 Dividends from net investment income ($)                                                        none
 Distributions from realized gains ($)                                                           none
 Total distributions ($)                                                                         none
 Net asset value, end of period  ($)                                                            8.230
 Total Return (%)                                                                               (3.18)
 Ratios and Supplemental Data:
 Net asset value, end of period (000's omitted) ($)                                             2,903
 Ratio of expenses to average daily net assets (%)                                               0.80
 Ratio of net investment income to average daily net assets (%)                                  1.86
 Portfolio turnover rate (%)                                                                       25
------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                                                          Institutional Class
                                                                           Year Ended 11/30
                                                                          -----------------------
                                                                                          Period
                                                                                         00/00/98
                                                                                         through
 International Small Cap Fund                                                            11/30/98
-------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period ($)
Income From Investment Operations
 Net investment income ($)
 Net realized & unrealized gains (losses) on investments ($) Total from investment operations ($) Less Distributions
 Dividends from net investment income ($)
 Distributions from realized gains ($)
 Total distributions ($)
 Net asset value, end of period ($) Total Return (%) Ratios and Supplemental
 Data:
 Net asset value, end of period (000's omitted) ($)
 Ratio of expenses to average daily net assets (%)
 Ratio of net investment income to average daily net assets (%)
 Portfolio turnover rate (%)

How to read the financial highlights

Net investment income
Net investment income includes dividend and interest income earned from the Fund's securities; it is after expenses have been deducted.

Net gains (losses) on investments (both realized and unrealized)
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders is listed under "Less Distributions-Distributions from realized gains."

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in the Fund. In calculating this figure for the financial highlights table, we include fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in the Fund's portfolio, less any liabilities, that are attributable to that class of the Fund.

(continues on page ___)

How to read the financial highlights
(begins on page ___)

Ratio of expenses to average daily net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average daily net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

Bonds Ratings

Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC--regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C--reserved for income bonds on which no interest is being paid; D--in default, and payment of interest and/or repayment of principal is in arrears.

How to use this glossary

Words found in the glossary are printed in boldface only the first time they appear in the prospectus. So if you would like to know the meaning of a word that isn't in boldface, you might still find it in the glossary.

Amortized cost
Amortized cost is a method used to value a fixed income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise. See also Nationally recognized statistical rating organization.

Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical rating organization. See also Nationally recognized statistical rating organization.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Corporate bond

A debt security issued by a corporation. See bond.

Cost basis
The original purchase price of an investment, used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities, the money you originally invested is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See Bonds.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund' s average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

National Association of Securities Dealers (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.

Nationally recognized statistical rating organization (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service (Moody's), Standard & Poor's Corporation (S&P), Duff & Phelps, Inc. (Duff), and Fitch Investor Services, Inc. (Fitch).

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price/earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

S&P 500 Index
The Standard & Poor's 500 Composite Stock Index; an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate advisers for advice and service provided.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as "equities."

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. There are investments which are more likely to be "low volatility" and investments which are more likely to be "high volatility" investments.

[back cover]

Additional Information about the Funds

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the report period. You can find more detailed information about the Funds in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in these funds, you can write to us at 1818 Market Street, Philadelphia, PA 19103-3682, or call toll-free 800o523o1918. You may also obtain additional information about each of the Funds from your financial adviser.

You can find reports and other information about each Fund on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Funds, including their Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1o800oSECo0330.

Web site

www.delawarefunds.com

E-mail
service@delinvest.com


Client Services Representative

800-510-4015

Delaphone Service

800-362-FUND (800-362-3863)

For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone service.


                                    DELAWARE

                                   INVESTMENTS
                                   -----------

                              Philadelphia * London

Investment Company Act file number: 811- 6324

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London


                                Global Bond Fund
                               Global Equity Fund
                          (formerly Global Assets Fund)
                            International Equity Fund
                              Emerging Markets Fund

                           Class A o Class B o Class C



                                   Prospectus
                                  [     , 1999]




The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

[inside front cover]

Table of contents

Fund profiles                                  page 1
Global Bond Fund
Global Equity Fund
International Equity Fund
Emerging Markets Fund

How we manage the Funds                        page
Our investment strategies
The securities we typically invest in
The risks of investing in the Funds

Who manages the Funds                          page
Investment manager
Portfolio managers
Fund administration (Who's who)

About your account                             page
Investing in the Funds
      Choosing a share class
      How to reduce your sales charge
      How to buy shares
      Retirement plans
      How to redeem shares
      Account minimums
      Special services
Dividends, Distributions and Taxes


Certain Management Considerations              page

Financial information                          page

Bond Ratings                                   page

[sidebar copy at bottom of page]
How to use this prospectus

Here are guidelines to help you use this prospectus to make well-informed investment decisions about our funds. If you're looking for a specific piece of information, the table of contents can guide you directly to the appropriate section.

Step 1
Take a look at the fund profiles for an overview of each Fund.

Step 2
Learn in-depth information about how the Funds invest, the risks involved and the people and organizations responsible for the Funds' day-to-day operations.

Step 3
Determine which fund features and services you would like to take advantage of.

Step 4
Use the glossary that begins on page 6 to find definitions of words printed in bold type in the text throughout the prospectus.

Fund Profiles:
An investment overview

When choosing a mutual fund to invest in, you have a variety of options and important information to consider. This prospectus provides information about Global Bond Fund, Global Equity Fund, International Equity Fund and Emerging Markets Fund, four mutual funds from the Delaware Investments Family of Funds.

Before evaluating individual funds, however, your first step is to define your personal financial goals. Knowing your goals and determining your investment time horizon in advance can help you make a more appropriate fund selection. It is also important to select a fund in the context of your entire investment program. Diversification, or spreading your money among different types of investments, is usually a sound investment strategy. This is commonly called "asset allocation." The way you choose to allocate your money depends on a number of factors. A professional financial adviser can help you build an investment portfolio that fits your financial situation, your investment objectives and your risk tolerance.

Investing for international diversification with Global Bond Fund, Global Equity Fund, International Equity Fund and Emerging Markets Fund Investors with long-term goals often choose mutual funds that provide international or global diversification. These funds provide the potential to increase the value of your investment through either rising security prices or through income from international or global securities. Individually, these funds may experience a high level of volatility, but in combination with a portfolio of U.S. securities, they may actually help to reduce the risk of your total investment portfolio over the long term. Like all mutual funds, international funds allow you to invest conveniently in a variety of different securities without having to select and monitor individual securities on your own.


Building Blocks of Asset Allocation

Aggressive Growth Equity Funds

Growth Equity Funds

International and Global Funds for . . .

International Diversification
These funds may include stock and bond funds and may be broadly diversified or focused on an individual country or region. Risk levels of international funds vary, depending on the investment objectives and strategies of the individual fund.

Asset Allocation Funds

Total Return

Taxable Bond Funds

Tax-Exempt Bond Funds

Money Market Funds (Taxable and Tax-Exempt)

Profile: Global Bond Fund

What are the Fund's goals?

The Global Bond Fund's investment goal is to achieve current income consistent with preservation of principal. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
The Global Bond Fund invests primarily in fixed-income securities that may also provide the potential for capital appreciation. The Fund is a global fund. Therefore, at least 65% of the Fund's total assets will be invested in fixed-income securities of issuers from at least three different countries, one of which may be the United States. An issuer is considered to be from the country where it is located, where the majority of its assets are or where it generates the majority of its operating income.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. This Fund will be affected primarily by declines in bond prices that can be caused by a drop in the bond market, an adverse change in interest rates. Because the Fund invests in international securities in both established and developing countries, it will be affected by international investment risks related to changes in currency valuations, political instability, economic instability, or inadequate regulatory standards. Additionally, the Fund is considered "non-diversified" under federal laws that regulate mutual funds. Thus, adverse effects on the Fund's investments may affect a larger portion of its overall assets and subject the Fund to greater risks. The Fund may invest in high yield, high risk foreign fixed income securities, which are subject to substantial risks, particularly during periods of economic downturns or rising interest rates. For a more complete discussion of risk, please turn to page ___.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Fund
         o    Investors with long-term financial goals (at least three years).
         o Investors looking for current income from a portfolio that includes both U.S. and foreign fixed-income securities.
         o    Investors seeking a measure of capital appreciation.

Who should not invest in the Fund
         o    Investors with short-term financial goals.
         o Investors who are unwilling to accept risks of investing in foreign fixed-income securities.
         o    Investors who want monthly income from their investment.

How has the Global Bond Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the four calendar years since its inception, as well as the average annual returns of these shares for the past year and since inception--all compared to the performance of the Solomon Brothers World Government Bond Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding the securities. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect voluntary expense caps. The returns would be lower without the voluntary caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS A) ] Year-by-year total return (Class A)

         Global Bond Fund A Class   Solomon Brothers World Government Bond Index

1995
1996
1997
1998


As of December 31, 1998, the Fund's Class A shares had a year-to-date return of ______%. During the periods illustrated in this bar chart, Class A's highest return was ____% for the quarter ended [DATE] and its lowest return was ____% for the quarter ended [DATE].

The maximum Class A sales charge of 4.75%, which is normally deducted when you purchase shares, is not reflected in the total returns above. If this fee were included, the returns would be less than those shown. The average annual returns shown on page ___ do include the sales charge.

How has the Global Bond Fund performed? (continued)

[table]

                                 Average annual returns for periods ending 12/31/98

CLASS               A                        B                      C                       Solomon Brothers World
                                                                                            Government Bond Index**
                                             (if redeemed)*         (if redeemed)*
                    (Inception 12/27/94)     (Inception 9/6/94)     (Inception 11/29/95)
1 year
Lifetime

* If redeemed at end of period shown. If shares were not redeemed, the returns for Class B would be ____% and ___%, respectively, for the one year and lifetime periods. Returns for Class C would be ______% and _____%, respectively, for the one year and lifetime periods.

** The Solomon Brothers World Government Bond Index return shown is for the A Class lifetime period. Solomon Brothers World Government Bond Index returns for Class B and Class C lifetime were 00.00% and 00.00%, respectively. Maximum sales charges are included in the Fund returns above.

What are the Global Bond Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund. The Fund may waive or reduce sales charges; please see the Statement of Additional Information for details.

------------------------------------------------------------------------------
CLASS                                                      A      B      C
------------------------------------------------------- ------- ------- ------
Maximum sales charge (load) imposed on
Purchases as a percentage of offering price             4.75%   none    none
------------------------------------------------------- ------- ------- ------
Maximum contingent deferred sales charge (load)
As a percentage of original purchase price or
Redemption price, whichever is lower                    none(1) 4%(2)   1%(3)
------------------------------------------------------- ------- ------- ------
Maximum sales charge (load) imposed on
Reinvested dividends                                    none    none    none
------------------------------------------------------- ------- ------- ------
Redemption fees                                         none    none    none
------------------------------------------------------- ------- ------- ------

Annual fund operating expenses are deducted from the Fund's assets before it pays dividends and before its net asset value and total return are calculated. We will not charge you separately for these expenses. These expenses are based on amounts incurred during the Fund's most recent fiscal year.

----------------------------------------------------------------------
CLASS                                          A         B        C
------------------------------------------ -------- --------- --------
Management fees
------------------------------------------ -------- --------- --------
Distribution and service (12b-1) fees
------------------------------------------ -------- --------- --------
Other expenses
------------------------------------------ -------- --------- --------
Total operating expenses(4)
------------------------------------------ -------- --------- --------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. (5) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

--------------------------------------------------------------------------------
CLASS (6)       A        B              B               C            C
                                  (no redemption)               (no redemption)
----------- --------- ---------- ------------------ ----------- ---------------
1 year
----------- --------- ---------- ------------------ ----------- ---------------
3 years
----------- --------- ---------- ------------------ ----------- ---------------
5 years
----------- --------- ---------- ------------------ ----------- ---------------
10 years
----------- --------- ---------- ------------------ ----------- ---------------

(1) A purchase of Class A shares at $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the prospectus if they are available.

(2) If you redeem Class B shares within two years of purchase, you will pay a CDSC of 4%, which declines to 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

(3) Class C shares redeemed within one year of purchase are subject to a CDSC of 1%.

(4) Beginning December 1, 1998, the investment manager has agreed to waive fees and pay expenses through May 31, 1999, in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 1% of average daily net assets. The manager's voluntary commitments of waiver and payment have varied over the life of the Fund.

(5) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. In addition, this example does not reflect the voluntary expense cap described in footnote 4.

(6) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Profile: Global Equity Fund

What are the Fund's goals?
The Global Equity Fund seeks long-term capital growth without undue risk to principal. Although, the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
Global Equity Fund invests in global equity securities that provide the potential for capital appreciation and income. The Fund invests in U.S. and foreign equity securities. Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities of from at least three different countries, one of which may be the United States. An issuer is considered to be from the country where it is located, where the majority of its assets are or where it generates the majority of its operating income.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. This Fund will be affected primarily by declines in stock prices which can be caused by a drop in the stock market or poor performance in specific industries or companies. Investments in foreign securities whether equity or fixed-income, involve special risks including those related to currency fluctuations, as well as to political, economic and social situations different from and potentially more volatile than those in the U.S. In addition, the accounting, tax and financial reporting standards of foreign countries are different from and may be less reliable or comprehensive than those relating to U.S. issuers.

The Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For a more complete discussion of risk, please turn to page __.

You should keep in mind that an investment in the fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Fund?
   o Investors with long-term financial goals (at least three years).
   o Investors looking for a portfolio of equity securities from both U.S. and foreign countries.
   o Investors willing to accept the risks associated with foreign investing.
   o Investors seeking a measure of capital growth and income.

Who should not invest in the Fund o Investors with short-term financial goals.
   o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
   o Investors whose primary goal is income.
   o Investors who are unwilling to accept the risks of investing in foreign securities.

How has the Global Equity Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the four calendar years since its inception, as well as the average annual returns of these shares for the past year and since inception--all compared to the performance of the Morgan Stanley World Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding the securities. The Fund's past performance is not necessarily an indication of how it will perform in the future. On July 21, 1998, the Fund's name was changed from Global Assets Fund to Global Equity Fund and the Fund's investment focus changed from a mix of global stocks and bonds to primarily foreign and U.S. stocks. The returns reflect voluntary expense caps. The returns would be lower without the voluntary caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS A) ] Year-by-year total return (Class A)

           Global Equity Fund A Class           Morgan Stanley World Index
1995
1996
1997
1998


As of December 31, 1998, the Fund's Class A shares had a year-to-date return of ______%. During the periods illustrated in this bar chart, Class A's highest return was ____% for the quarter ended [DATE] and its lowest return was ____% for the quarter ended [DATE].

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns above. If this fee were included, the returns would be less than those shown. The average annual returns shown on page __ do include the sales charge.

How has the Global Equity Fund performed? (continued)

                  Average annual returns for periods ending 12/31/98

CLASS           A                       B                      C                       Morgan Stanley World
                                                                                       Index**
                                        (if redeemed)*         (if redeemed)*
                (Inception 12/24/94)    (Inception 9/6/94)     (Inception 11/29/95)
1 year
Lifetime

o If redeemed at end of period shown. If shares were not redeemed, the returns for Class B would be ____% and ___%, respectively, for the one year and lifetime periods. Returns for Class C would be ______% and _____%, respectively, for the one year and lifetime periods.

** The Morgan Stanley World Index return shown is for the A Class lifetime period. Morgan Stanley World Index returns for Class B and Class C lifetime were 00.00% and 00.00%, respectively. Maximum sales charges are included in the Fund returns above.

What are the Global Equity Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund. The Fund may waive or reduce sales charges; please see the Statement of Additional Information for details.

-----------------------------------------------------------------------------
CLASS                                                   A         B      C
---------------------------------------------------- --------- ------- ------
Maximum sales charge (load) imposed on
Purchases as a percentage of offering price          5.75%     none    None
---------------------------------------------------- --------- ------- ------
Maximum contingent deferred sales charge (load)
As a percentage of original purchase price or
Redemption price, whichever is lower                 None(1)   4%(2)   1%(3)
---------------------------------------------------- --------- ------- ------
Maximum sales charge (load) imposed on
Reinvested dividends                                 None      none    None
---------------------------------------------------- --------- ------- ------
Redemption fees                                      None      none    None
---------------------------------------------------- --------- ------- ------

Annual fund operating expenses are deducted from the Fund's assets before it pays dividends and before its net asset value and total return are calculated. We will not charge you separately for these expenses. These expenses are based on amounts incurred during the Fund's most recent fiscal year.

--------------------------------------------------------------------------
CLASS                                            A          B         C
-------------------------------------------- --------- ---------- --------
Management fees
-------------------------------------------- --------- ---------- --------
Distribution and service (12b-1) fees
-------------------------------------------- --------- ---------- --------
Other expenses
-------------------------------------------- --------- ---------- --------
Total operating expenses(4)
-------------------------------------------- --------- ---------- --------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. (5) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

--------------------------------------------------------------------------------
CLASS (6)          A         B             B              C             C
                                    (no redemption)              (no redemption)
------------- --------- ---------- ----------------- ----------- ---------------
1 year
------------- --------- ---------- ----------------- ----------- ---------------
3 year
------------- --------- ---------- ----------------- ----------- ---------------
5 year
------------- --------- ---------- ----------------- ----------- ---------------
10 year
------------- --------- ---------- ----------------- ----------- ---------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the prospectus if they are available.

(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.

(4) Beginning ______________, the investment manager has agreed to waive fees and pay expenses through May 31,1999, in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 1.55% of average daily net assets. The manager's voluntary commitments of waiver and payment have varied over the life of the Fund.


(5) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods in this example. In addition, this example does not reflect the voluntary expense cap described in footnote 4.

(6) The Class B example reflects the conversion of Class B Shares to Class A Shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A Shares.

Profile: International Equity Fund

What are the Fund's goals?
The International Equity Fund seeks long-term growth without undue risk to principal. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
The Fund invests primarily in equity securities that provide the potential for capital appreciation and income. The Fund is an international fund. As such, at least 65% of the Fund's total assets will be invested in equity securities of issuers from at least three foreign countries. An issuer is considered to be from the country where it is located, where the majority of its assets are or where it generates the majority of its operating income.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. This Fund will be affected primarily by declines in stock prices which can be caused by a drop in foreign stock markets or poor performance in specific industries or companies. Because the Fund invests in international securities in both established and developing countries, it will be affected by international investment risks related to changes in currency valuations, political instability, economic instability, or inadequate regulatory standards. For a more complete discussion of risk, please turn to page ___.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Fund
   o Investors with long-term financial goals (at least three years).
   o Investors looking for a portfolio of international equity securities.
   o Investors seeking a measure of capital appreciation and income.

Who should not invest in the Fund
   o Investors with short-term financial goals.
   o Investors who are unwilling to accept the risks of investing in foreign equity and fixed-income securities.
   o Investors looking for an investment that provides a high level of income.

How has the International Equity Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past seven calendar years, as well as the average annual returns of these shares for the one and five year periods and since inception--all compared to the performance of the Morgan Stanley EAFE Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding the securities. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect voluntary expense caps in effect during the periods. The returns would be lower without the voluntary caps.


[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS A)] Year-by-year total return (Class A)

          International Equity Fund         Morgan Stanley EAFE Index
          A Class
1992
1993
1994
1995
1996
1997
1998

As of December 31, 1998, the Fund's Class A shares had a year-to-date return of _____%. During the periods illustrated in this bar chart, Class A's highest return was ____% for the quarter ended ________ and its lowest return was ____% for the quarter ended __________.

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns above. If this fee were included, the returns would be less than those shown. The average annual returns shown on page __ do include the sales charge.

How has the International Equity Fund performed? (continued)

                                    Average annual returns for periods ending 12/31/98

CLASS            A                        B                       C                           Morgan Stanley EAFE
                                          (if redeemed)*          (if redeemed)*              Index**
                 (inception 10/31/91)     (inception 9/6/94)      (inception 11/29/95)
1 year
5 years
Lifetime

* If redeemed at end of period shown. If shares were not redeemed, the returns for Class B would be __%, ___% and ___%, respectively, for the one year, 5 years and lifetime periods. Returns for Class C would be ______%, ___% and _____%, respectively, for the one year, five years and lifetime periods.


** The Morgan Stanley EAFE Index return shown is for the A Class lifetime period. Morgan Stanley EAFE World Index returns for Class B and Class C lifetime were 00.00% and 00.00%, respectively. Maximum sales charges are included in the Fund returns above.

What are the International Equity Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund. The Fund may waive or reduce sales charges; please see the Statement of Additional Information for details.

--------------------------------------------------------------------------------
CLASS                                                       A       B      C
------------------------------------------------------- --------- ------ -------
Maximum sales charge (load) imposed on
Purchases as a percentage of offering price             5.75%     none   none
------------------------------------------------------- --------- ------ -------
Maximum contingent deferred sales charge (load)
as a percentage of original purchase price or
Redemption price, whichever is lower                    None(1)   5%(2)  1%(3)
------------------------------------------------------- --------- ------ -------
Maximum sales charge (load) imposed on
Reinvested dividends                                    None      none   none
------------------------------------------------------- --------- ------ -------
Redemption fees                                         None      none   none
------------------------------------------------------- --------- ------ -------

Annual fund operating expenses are deducted from the Fund's assets before it pays dividends and before its net asset value and total return are calculated. We will not charge you separately for these expenses. These expenses are based on amounts incurred during the Fund's most recent fiscal year.

-----------------------------------------------------------------------
CLASS                                            A         B       C
-------------------------------------------- -------- -------- --------
Management fees
-------------------------------------------- -------- -------- --------
Distribution and service (12b-1) fees
-------------------------------------------- -------- -------- --------
Other expenses
-------------------------------------------- -------- -------- --------
Total operating expenses
-------------------------------------------- -------- -------- --------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. (4) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

--------------------------------------------------------------------------------
CLASS 5          A        B            B               C            C
                                  (no redemption)              (no redemption)
------------- -------- --------- ----------------- ----------- -----------------
1 year
------------- -------- --------- ----------------- ----------- -----------------
3 years
------------- -------- --------- ----------------- ----------- -----------------
5 years
------------- -------- --------- ----------------- ----------- -----------------
10 years
------------- -------- --------- ----------------- ----------- -----------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the prospectus if they are available.

(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.

(4) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.

(5) The Class B example reflects the conversion of Class B shares to Class A Shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A Shares.

Profile: Emerging Markets Fund

What are the Fund's goals?
The Emerging Markets Fund seeks long-term capital appreciation. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
The Fund invests primarily in equity securities of issuers located or operating in emerging countries. The Fund is an international fund. Under normal market conditions, at least 65% of the Fund's total assets will be invested in equity securities of issuers from at least three different countries which are considered to be emerging or developing. An issuer is considered to be from the country where it is located, where the majority of its assets are or where it generates the majority of its operating income.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. This Fund will be affected primarily by declines in stock prices which can be caused by a drop in foreign stock markets or poor performance in specific industries or companies. Because the Fund invests primarily in international securities in developing countries as well a established countries, it will be affected by international investment risks related to changes in currency valuations, political instability, economic instability, or inadequate regulatory standards. The Fund may invest up to 35% of its net assets in high yield, high risk foreign fixed income securities, which are subject to substantial risks, particularly during periods of economic downturns or rising interest rates. The Fund is considered "non-diversified" under federal laws and regulations that regulate mutual funds. Thus, adverse effects on the Fund's investments may affect a larger portion of its overall assets and subject the Fund to greater risks. For a more complete discussion of risk, please turn to page ___.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.


Who should invest in the Fund
   o Investors with long-term financial goals (at least three years).
   o Investors looking for a portfolio of securities of emerging markets which may offer high return potential but can be substantially more risky than investments in either the U.S. or established foreign countries.

Who should not invest in the Fund
   o Investors with short-term financial goals.
   o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
   o Investors who do not understand the significant risks associated with investing in emerging markets.

How has the Emerging Markets Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past two calendar years, as well as the average annual returns of these shares for the one year period and since inception--all compared to the performance of the Morgan Stanley Emerging Markets Free Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding the securities. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect voluntary expense caps in effect during the periods. The returns would be lower without the voluntary caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS A) FPO] Year-by-year total return (Class A)

         Emerging Market Fund         Morgan Stanley Emerging Markets Free Index
         A Class

1997
1998


As of December 31, 1998, the Fund's Class A shares had a year-to-date return of _____%. During the periods illustrated in this bar chart, Class A's highest return was ____% for the quarter ended ___________ and its lowest return was _____% for the quarter ended __________.

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns above. If this fee were included, the returns would be less than those shown. The average annual returns shown on page __ do include the sales charge.

How has the Emerging Markets Fund performed? (continued)


                              Average annual returns for periods ending 12/31/98

  CLASS                      A                       B                      C                       Morgan Stanley
                                                                                                    Emerging Markets Free
                                                                                                    Index
                                                     (if redeemed)*         (if redeemed)*

  1 year
  Since Inception
  (6/10/96)

* If redeemed at end of period shown. If shares were not redeemed, the returns for Class B would be __% and ___%, respectively, for the one year and lifetime periods. Returns for Class C would be ______% and _____%, respectively, for the one year and lifetime periods.

What are the Emerging Market Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund. The Fund may waive or reduce sales charges; please see the Statement of Additional Information for details.

--------------------------------------------------------------------------------
CLASS                                                    A        B        C
----------------------------------------------------- --------- -------- -------
Maximum sales charge (load) imposed on
Purchases as a percentage of offering price           5.75%     none     none
----------------------------------------------------- --------- -------- -------
Maximum contingent deferred sales charge (load)
as a percentage of original purchase price or
Redemption price, whichever is lower                  none(1)   5%(2)    1%(3)
----------------------------------------------------- --------- -------- -------
Maximum sales charge (load) imposed on
Reinvested dividends                                  none      none     none
----------------------------------------------------- --------- -------- -------
Redemption fees                                       none      none     none
----------------------------------------------------- --------- -------- -------

Annual fund operating expenses are deducted from the Fund's assets before it pays dividends and before its net asset value and total return are calculated. We will not charge you separately for these expenses. These expenses are based on amounts incurred during the Fund's most recent fiscal year.

-------------------------------------------------------------------------
CLASS                                            A         B        C
-------------------------------------------- --------- --------- --------
Management fees
-------------------------------------------- --------- --------- --------
Distribution and service (12b-1) fees              (4)
-------------------------------------------- --------- --------- --------
Other expenses
-------------------------------------------- --------- --------- --------
Total operating expenses(5)
-------------------------------------------- --------- --------- --------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. (6) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

--------------------------------------------------------------------------------
CLASS(7)          A         B             B              C         C
                                    (no redemption)             (no redemption)
------------- --------- ---------- ----------------- ---------- ----------------
1 year
------------- --------- ---------- ----------------- ---------- ----------------
3 years
------------- --------- ---------- ----------------- ---------- ----------------
5 years
------------- --------- ---------- ----------------- ---------- ----------------
10 years
------------- --------- ---------- ----------------- ---------- ----------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the prospectus if they are available.

(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.

(4) Class A shares are subject to a 12b-1 fee of 0.30% of average daily net assets. The distributor has agreed to waive a portion of 12b-1 fees through May 31, 1999 in order to prevent these fees from exceeding 0.25% of average daily net assets.

(5) Beginning ________, the investment manager has agreed to waive fees and pay expenses through May 31, 1999, in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 1.70% of average daily net assets. The manager's voluntary commitments of waiver and payment have varied over the life of the Fund.

(6) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods in this example. In addition, this example does not reflect the voluntary expenses cap described in footnote 4.

(7) The Class B example reflects the conversion of Class B Shares to Class A Shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A Shares.

How we manage the Funds

Our investment strategies
We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for a particular Fund. Following are descriptions of how the portfolio managers pursue the Funds' investment goals.

         We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

Global Bond Fund

The Global Bond Fund seeks current income consistent with the preservation of investors' principal. The Global Bond Fund invests primarily in fixed-income securities that may also provide the potential for capital appreciation. Under normal circumstances, at least 65% of the Fund's total assets will be invested in the fixed-income securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one of which may be the United States.

The fixed-income securities in which the Fund may invest include foreign and U.S. government securities and debt obligations of foreign and U.S. companies which are generally rated A or better by Standard & Poor's Ratings Group ("S&P") and Baa by Moody's Investors Services, Inc. ("Moody's"), or if unrated, are deemed to be of comparable quality by the Manager. However, the Fund may also invest in securities of issuers in emerging markets countries, including Brady Bonds, which tend to be of lower quality and more speculative than securities of developed country issuers. Such securities may be rated lower than BBB by S&P or Baa by Moody's, or if unrated, are considered by the Manager to be of equivalent quality. See "High Yield, High Risk Securities" under Emerging Market Fund. Generally, the value of fixed-income securities moves inversely to the movement of market interest rates. The value of the Fund's portfolio securities and, thus, an investor's shares will be affected by changes in such rates. It is anticipated that the average weighted maturity of the portfolio will be in the five-to-ten year range. If, however, the Manager anticipates a declining interest rate environment, the average weighted maturity may be extended past ten years. Conversely, if the Manager anticipates a rising rate environment, the average weighted maturity may be shortened to less than five years.

The Fund may also invest in zero-coupon bonds and in the debt securities of supranational entities denominated in any currency. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. Examples of supranational entities include, among others, the International Bank for Reconstruction and Development (more commonly known as the World Bank), the European Economic Community, the European Coal and Steel Community, the European Investment Bank, the Inter-Development Bank, the Export-Import Bank and the Asian Development Bank. For increased safety, the Fund currently anticipates that a large percentage of its assets will be invested in securities of supranational entities and in U.S. and foreign government securities.

With respect to U.S. government securities, the Fund may invest only in securities issued or guaranteed as to the payment of principal and interest by the U.S. government, and those of its agencies or instrumentalities which are backed by the full faith and credit of the United States. Direct obligations of the U.S. government which are available for purchase by the Fund include bills, notes, bonds and other debt securities issued by the U.S. Treasury. These obligations differ mainly in interest rates, maturities and dates of issuance. Agencies whose obligations are backed by the full faith and credit of the United States include the Farmers Home Administration, Federal Financing Bank and others. With respect to securities issued by foreign governments, their agencies, instrumentalities or political subdivisions, the Fund will generally invest in such securities if they have been rated AAA or AA by S&P or Aaa or Aa by Moody's or, if unrated, have been determined by the Manager to be of comparable quality. However, a portion of the Fund's assets may also be invested in such foreign governmental securities issued by emerging or developing countries, which may be lower rated, including securities rated below investment grade.

While the Fund may purchase securities of issuers in any foreign country, developed and underdeveloped, or emerging market countries, it is currently anticipated that the countries in which the Fund may invest will include, but not be limited to, Canada, Germany, the United Kingdom, France, the Netherlands, Belgium, Spain, Switzerland, Japan, Australia, Hong Kong and Singapore/Malaysia, as well as Indonesia, Korea, the Philippines, Taiwan, Thailand and South Africa. With respect to certain countries, investments by an investment company may only be made through investments in closed-end investment companies that in turn are authorized to invest in the securities of such countries.


Global Equity Fund

Global Equity Fund seeks long-term growth without undue risk to principal. The Fund seeks to achieve this objective by investing in global equity securities that provide the potential for capital appreciation and income. Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one of which may be the United States. The Fund will invest in a broad range of equity securities including common stocks, preferred stocks, convertible securities and warrants. The Fund may also invest in sponsored or unsponsored American Depositary Receipts, European Depositary Receipts or Global Depositary Receipts ("Depositary Receipts"), which are receipts typically issued by a bank or trust company evidencing ownership of underlying securities issued by a foreign company.

The Fund will attempt to achieve its investment objective by investing in securities traded in equity markets and currencies that the investment manager and sub-adviser believe offer the best relative value within the global investment universe. A dividend discount model will be employed to assess value across country boundaries. When using a dividend discount analysis to value individual equity markets, the investment manager and sub-adviser will look at future anticipated dividends and discount the value of those dividends back to what they would be worth if they were being paid today. The investment manager and sub-adviser will use this technique to attempt to compare the value of different investments.

In a global portfolio, currency return is also an integral component of an investment's total return. The investment manager will use a purchasing power parity approach to access the value of individual currencies. Purchasing power parity attempts to identify the amounts of goods and services that a dollar will buy in the United States and compare that to the amount of a foreign currency required to buy the same amount of goods and services in another country. Eventually, currencies should trade at levels that would make it possible for the dollar to buy the same amount of goods and services overseas as in the United States. When the dollar buys less, the foreign currency may be considered to be overvalued. Conversely, when the dollar buys more, the currency may be considered to be undervalued.

Simultaneous with identifying the most attractive equity markets and currencies, the investment manager will attempt to purchase undervalued securities. Individual equity securities around the world will be selected on the basis of an analysis of the issuing company's operations, financial statements and each company's current valuation. In the selection process, the manager and sub-adviser will place special emphasis on present dividend yield and expectations for dividend growth.

The Fund may purchase securities in any foreign country, developed and underdeveloped, or emerging market countries. With respect to certain countries, investments by an investment company may only be made through investments in closed-end investment companies that in turn are authorized to invest in the securities of such countries.

The Fund may also seek to achieve growth through investment of up to 35% of its assets in income producing debt securities such as U.S. or foreign government or corporate bonds. In addition, for temporary defensive purposes, the Fund may invest all or a substantial portion of its assets in high quality debt instruments issued by foreign governments, their agencies, instrumentalities or political subdivisions, the U.S. government, its agencies or instrumentalities (and which are backed by the full faith and credit of the U.S. government), or issued by foreign or U.S. companies. For example, the Fund may invest in U.S. fixed-income markets when the Manager believes that the global equity markets are excessively volatile or overvalued so that the Fund's objective cannot be achieved in such markets. Any corporate debt obligations will be rated AA or better by S&P, Aa or better by Moody's, or have an equivalent rating from another nationally recognized statistical rating organization, or if unrated, will be determined to be of comparable quality by the investment manager. The Fund may also invest in the securities listed above pending investment of proceeds from new sales of Fund shares and to maintain sufficient cash to meet redemption requests.

International Equity Fund

The investment objective of International Equity Fund is to achieve long-term growth without undue risk to principal. The Fund seeks to achieve this objective by investing primarily in securities that provide the potential for capital appreciation and income. The Fund is an international fund. Under normal circumstances, at least 65% of the Fund's total assets will be invested in the securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries outside of the United States. The Fund will attempt to achieve its investment objective by investing in a broad range of equity securities including common stocks, preferred stocks, convertible securities and warrants. The Fund may also invest in sponsored or unsponsored Depositary Receipts.

The Manager will employ a dividend discount analysis across country boundaries and will also use a purchasing power parity approach to identifying currencies and markets that are overvalued or undervalued relative to the U.S. dollar. With a dividend discount analysis, the Manager looks at future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. The Manager uses this technique to attempt to compare the value of different investments. With a purchasing power parity approach, the Manager attempts to identify the amount of goods and services that a dollar will buy in the United States and compare that to the amount of a foreign currency required to buy the same amount of goods and services in another country. Eventually, currencies should trade at levels that should make it possible for the dollar to buy the same amount of goods and services overseas as in the United States. When the dollar buys less, the foreign currency may be considered to be overvalued. When the dollar buys more, the currency may be considered to be undervalued.

While the Fund may purchase securities in any foreign country, developed and underdeveloped, or emerging market countries, it is currently anticipated that the countries in which the Fund may invest will include, but not be limited to, Canada, Germany, the United Kingdom, France, the Netherlands, Belgium, Spain, Switzerland, Japan, Australia, Hong Kong and Singapore/Malaysia. In certain countries, investments may only be made by purchasing shares of closed-end investment companies that in turn are authorized to invest in the securities of such countries.

For temporary defensive purposes, the Fund may invest all or a substantial portion of its assets in high quality debt instruments issued by foreign governments, their agencies, instrumentalities or political subdivisions, the U.S. government, its agencies or instrumentalities and which are backed by the full faith and credit of the U.S. government, or issued by foreign or U.S. companies. For example, the Fund may invest in U.S. fixed-income markets when the Manager believes that the global equity markets are excessively volatile or overvalued so that the Fund's objective cannot be achieved in such markets. Any corporate debt obligations will be rated AA or better by S&P, or Aa or better by Moody's, or if unrated, will be determined to be of comparable quality by the Manager. The Fund may also invest in the securities listed above pending investment of proceeds from new sales of Fund shares and to maintain sufficient cash to meet redemption requests.

The Fund may invest in securities issued in any currency and may hold foreign currency. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units such as the European Currency Unit ("ECU").

Emerging Markets Fund

Emerging Markets Fund seeks to achieve long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries. Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities of issuers organized or having a majority of their assets or deriving a majority of their operating income in at least three different countries which are considered to be emerging or developing. The Fund will attempt to achieve its investment objective by investing in a broad range of equity securities, including common stocks, preferred stocks, convertible securities and warrants issued by companies located or operating in emerging countries.

The Fund considers an "emerging country" to be any country which is generally recognized to be an emerging or developing country by the international financial community, including the World Bank and the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities as developing. In addition, any country that is included in the IFC Free Index or MSCI EMF Index will be considered to be an "emerging country." As of the date of this Prospectus, there are more than 130 countries which, in the Manager's judgment, are generally considered to be emerging or developing countries by the international financial community, approximately 40 of which currently have stock markets. Within this group of developing or emerging countries are included almost every nation in the world, except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western and Northern Europe.

Currently, investing in many emerging countries is not feasible, or may, in the Manager's opinion, involve unacceptable political risks. The Fund will focus its investments in those emerging countries where the Manager considers the economies to be developing strongly and where the markets are becoming more sophisticated. The Manager believes that investment opportunities may result from an evolving long-term international trend favoring more market-oriented economies, a trend that may particularly benefit certain countries having developing markets. This trend may be facilitated by local or international political, economic or financial developments that could benefit the capital markets in such countries.

In considering possible emerging countries in which the Fund may invest, the Manager will place particular emphasis on certain factors, such as economic conditions (including growth trends, inflation rates and trade balances), regulatory and currency controls, accounting standards and political and social conditions. It is currently anticipated that the countries in which the Fund may invest will include, but not be limited to, Argentina, Botswana, Brazil, Chile, China, Colombia, Czech Republic, Estonia, Ghana, Greece, Hong Kong, Hungary, India, Indonesia, Ivory Coast, Jamaica, Jordan, Kenya, Korea, Latvia, Lithuania, Malaysia, Mauritius, Mexico, Morocco, Nigeria, Pakistan, Peru, the Philippines, Poland, Portugal, Russia, Slovenia, South Africa, Sri Lanka, Taiwan, Thailand, Turkey, Venezuela and Zimbabwe. As markets in other emerging countries develop, the Manager expects to expand and further diversify the countries in which the Fund invests.

Although not an exclusive list of criteria to be considered by the Manager, an emerging country equity security is one issued by a company that, in the opinion of the Manager, exhibits one or more of the following characteristics: (i) its principal securities trading market is an emerging country, as defined above;
(ii) while traded in any market, alone or on a consolidated basis, the company derives 50% or more of its annual revenues from either goods produced, sales made or services performed in emerging countries; or (iii) it is organized under the laws of, and has a principal office in, an emerging country. Determinations as to eligibility will be made by the Manager based on publicly available information and inquiries made of the companies.

The Fund may invest up to 35% of its net assets in fixed-income securities issued by emerging country companies, and foreign governments, their agencies, instrumentalities or political subdivisions, all of which may be high yield, high risk fixed-income securities rated lower than BBB by S&P and Baa by Moody's or, if unrated, are considered by the Manager to be of equivalent quality and which present special investment risks. The Fund may also invest in zero-coupon securities.

For temporary defensive purposes, the Fund may invest all or a substantial portion of its assets in high quality debt instruments issued by foreign governments, their agencies, instrumentalities or political subdivisions, the U.S. government, its agencies or instrumentalities (and which are backed by the full faith and credit of the U.S. government), or issued by foreign or U.S. companies. For example, the Fund may invest in U.S. fixed-income markets when the Manager believes that the global equity markets are excessively volatile or overvalued so that the Fund's objective cannot be achieved in such markets. Any corporate debt obligations will be rated AA or better by S&P, or Aa or better by Moody's, or if unrated, determined by the Manager to be of comparable quality. The Fund may also invest in the securities listed above pending investment of proceeds from new sales of Fund shares and to maintain sufficient cash to meet redemption requests.

High Yield, High Risk Securities -- Emerging Markets Fund may invest up to 35% of its net assets, in high yield, high risk foreign fixed-income securities, including so-called Brady Bonds. In the past, in the opinion of Manager, the high yields from these bonds have more than compensated for their higher default rates. There can be no assurance, however, that yields will continue to offset default rates on these bonds in the future. The Manager intends to maintain an adequately diversified portfolio of these bonds. While diversification can help to reduce the effect of an individual default on the Funds, there can be no assurance that diversification will protect the Funds from widespread bond defaults brought about by a sustained economic downturn.

Medium- and low-grade bonds held by the Funds may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Also these bonds are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial.

The economy and interest rates may affect these high yield, high risk securities differently from other securities. Prices have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or a substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will also ordinarily have a more dramatic effect on the values of these investments than on the values of higher-rated securities. Consequently, these changes will affect the Fund's net asset value per share.


Please see "The securities we typically invest in" and "The risks of investing in the Funds" for additional investment strategies and risks associated with investing in these Funds.

The securities we typically invest in
Stocks offer investors the potential for capital appreciation, and may pay dividends as well. Fixed-income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation. The following chart provides a brief description of the securities that the Funds may invest in. Please see the Statement of Additional Information for additional descriptions of these as well as other investments.

------------------------------------------------------ -----------------------------------------------------------------------
                     Securities                                                   How we use them
------------------------------------------------------ -----------------------------------------------------------------------
Corporate Bonds:  Debt obligations issued by a         The Global Bond Fund may invest in bonds generally rated A
corporation.                                           or better by S&P and Baa by Moody's . The Global Equity,
                                                       International Equity Fund and Emerging Markets Fund may
                                                       invest in corporate obligations rated AA or better by S&P
                                                       and Aa or better by Moody's, or if unrated, determined to be of comparable quality.
------------------------------------------------------ -----------------------------------------------------------------------
Common Stocks: Securities that represent shares        Consistent with their respective investment objective,
of ownership in a corporation. Stockholders            certain Funds will invest their assets in common stocks, as
participate in the corporation's profits and losses,   well as in dividend paying stocks.
proportionate to the number of shares they own.
------------------------------------------------------ -----------------------------------------------------------------------
Foreign Currency Transactions: The Funds will invest   Although the Funds value their assets daily in terms of U.S. dollars,
in securities of foreign issuers and may hold          they do not intend to convert their holdings of foreign currencies
foreign currency. In addition, the Funds may enter     into U.S. dollars on a daily basis. Each Fund will, however, from time
into contracts to purchase or sell foreign             to time, purchase or sell foreign currencies and/or engage in forward
currencies at a future date (i.e., a "forward          foreign currency transactions in order to expedite settlement of
foreign currency contract" or "forward contract"). A   portfolio transactions and to minimize currency value fluctuations.
forward contract involves an obligation to purchase    Each Fund may conduct its foreign currency transactions on a spot
or sell a specific currency at a future date, which    (i.e., cash) basis at the spot rate prevailing in the foreign currency
may be any fixed number of days from the date of the   exchange market or through a forward foreign currency contract or
contract, agreed upon by the parties, at a price set   forward contract. The Funds will convert currency on a spot basis from
at the time of the contract. A Fund may enter into     time to time, and investors should be aware of the costs of currency
forward contracts to "lock-in" the price of a          conversion. By entering into these transactions, the Funds attempt to
security it has agreed to purchase or sell, in terms   protect themselves against a possible loss resulting from an adverse
of U.S. dollars or other currencies in which the       change in currency exchange rates during the period between when the
transaction will be consummated.                       security is purchased or sold and the date on which payment is made or received.
------------------------------------------------------ -----------------------------------------------------------------------
Repurchase Agreements: An agreement between a          Typically, we use repurchase agreements as a short-term investment for
buyer and seller of securities in which the seller     a Fund's cash position. In order to enter into these repurchase
agrees to buy the securities back within a             agreements, the Fund must have collateral of at least 102% of the
specified time at the same price the buyer paid        repurchase price.
for them, plus an amount equal to an agreed upon
interest rate. Repurchase agreements are often
viewed as equivalent to cash.
------------------------------------------------------ -----------------------------------------------------------------------
American Depositary Receipts (ADRs): Certificates      Each Fund may invest in sponsored and unsponsored ADR's that are
issued by a U.S. bank that represent a stated number   actively traded in the United States.
of shares of a foreign corporation that the bank
holds in its vault.  An ADR entitles the holder to
all dividends and capital gains earned by the
underlying foreign shares. An ADR is bought and sold
the same as U.S. securities.

------------------------------------------------------ -----------------------------------------------------------------------
European Depositary Receipts (EDRs) and Global         In conjunction with their investments in foreign securities, the Funds
Depositary Receipts (GDRs): EDRs and GDRs are          may invest in sponsored and unsponsored EDRs and GDRs that are
receipts issued by non-U.S. banks or trust             actively traded in the
companies United States. and foreign branches of
U.S. banks that evidence ownership of the
underlying foreign or U.S. securities. Sponsored
EDRs or GDRs are issued jointly by the issuer of
the underlying security and a Depositary, and
unsponsored EDRs or GDRs are issued without the
participation of the issuer of the deposited
security.
------------------------------------------------------ -----------------------------------------------------------------------
Restricted Securities: Privately placed securities     The Global Bond Fund and International Equity Fund may invest up to
whose resale is restricted under securities law.       10% of their assets in privately placed securities that are eligible for resale only among certain institutional buyers without registration. These are commonly known as "Rule 144A Securities." The
                                                       Global Equity and Emerging Markets Funds may invest up to 15% in these securities.
------------------------------------------------------ -----------------------------------------------------------------------
Borrowing from Banks                                   Each Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. A Fund will not borrow money in excess of one-third of the value of its net assets.
------------------------------------------------------ -----------------------------------------------------------------------
Securities Lending: These transactions involve the     Each Fund may loan up to 25% of its assets to qualified broker/dealers
loan of securities owned by the Fund to qualified      or institutional investors. These transactions will generate
dealers and investors for their use relating to        additional income for the Fund.
short-sales or other securities transactions.
------------------------------------------------------ -----------------------------------------------------------------------
Investment Company Securities                          Each Fund may invest in either closed-end or open-end investment companies consistent with the 1940 Act requirements. These investments involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.
------------------------------------------------------ -----------------------------------------------------------------------
Zero Coupon Bonds: Zero coupon securities are debt     Global Bond Fund and Emerging Markets Fund may invest in zero coupon
obligations which do not entitle the holder to any     bonds. The market prices of zero coupon bonds are generally more
periodic payments of interest prior to maturity or     volatile than the market prices of securities that pay interest
a specified date when the securities begin paying      periodically and are likely to respond to changes in interest rates to
current interest, and therefore, are issued and        a greater degree than do non-zero coupon securities having similar
traded at a discount from their face amounts or        maturities and credit quality.
par value.
------------------------------------------------------ -----------------------------------------------------------------------
Brady Bonds: These are debt securities issued          The Global Bond Fund and The Emerging Markets Fund may invest in the
under framework of the Brady Plan, an initiative       Brady Bonds consistent with their respective investment objective. We
announced by the U.S. Treasury Secretary, Nicholas     believe that the economic reforms undertaken by countries in
F. Brady in 1989, as a mechanism for debtor            connection with the issuance of Brady Bonds makes the debt of
nations to restructure their outstanding external      countries that have issued or have announced plans to issue Brady
indebtedness (generally, commercial bank debt).        Bonds an attractive opportunity for investment.
------------------------------------------------------ -----------------------------------------------------------------------

The Funds may also invest in futures contracts, and options. Please see the Statement of Additional Information for additional descriptions on these securities as well as those listed in the table above.

Portfolio turnover
Each Fund anticipates that its annual portfolio turnover will be less than 100%. A turnover rate of 100% would occur if a Fund sold and replaced securities valued at 100% of its net assets within one year.

The risks of investing in the Funds
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in a Fund you should carefully evaluate the risks. An investment in the Funds typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in the Funds. Please see the Statement of Additional Information for further discussion of these risks and the other risks not discussed here.

------------------------------------------------------- ----------------------------------------------------------------------
                        Risks                                               How we strive to manage them
------------------------------------------------------- ----------------------------------------------------------------------
Market Risk is the risk that all or a majority of       We maintain a long-term investment approach and focus on stocks we
the securities in a certain market--like the stock      believe can appreciate over an extended time frame regardless of
or bond market--will decline in value because of        interim market fluctuations. We do not try to predict overall stock
factors such as economic conditions, future             market movements and do not trade for short-term purposes. We may hold
expectations or investor confidence.                    a substantial part of each Fund's assets in cash or cash equivalents as a temporary defensive strategy.
------------------------------------------------------- ----------------------------------------------------------------------
Industry and Security Risk is the risk that the value   We limit the amount of each Fund's assets invested in any one
of securities in a particular industry or the value     industry and in any individual security. We also follow a rigorous of
an individual stock or bond will decline because        selection process before choosing securities for the portfolio.
of changing expectations for the performance of that
industry or for the individual company issuing the
stock or bond.
------------------------------------------------------- ----------------------------------------------------------------------
Interest Rate Risk is the risk that securities,         In an attempt to protect Global Bond Fund's investments from interest
particularly bonds with longer maturities, will         rate fluctuations, the Fund may engage in interest rate Interest rate
decrease in value if interest rates rise.               swaps involve the exchange by the Fund with another party of their respective rights to receive interest. The Fund intends to use interest rate swaps as a hedge and not as a speculative investment.
                                                        The use of interest rate swaps involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Manager is incorrect is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of the Fund will be less favorable than it would have been if this investment technique were never used.
------------------------------------------------------- ----------------------------------------------------------------------
Foreign Risk is the risk that foreign securities may    We carefully evaluate the overall situations in the countries where
be adversely affected by political instability,         we invest in an attempt to reduce these risks.  We also tend to
changes in currency exchange rates, foreign economic    avoid markets where we believe accounting principles or the
conditions or inadequate regulatory and accounting      regulatory structure are underdeveloped. [CONFIRM]
standards.
------------------------------------------------------- ----------------------------------------------------------------------
Currency Risk is the risk that the value of a           Each Fund may try to hedge its currency risk by purchasing foreign
Fund's investments may be negatively affected by        currency exchange contracts. By agreeing to purchase or sell foreign
changes in foreign currency exchange rates.             securities at a pre-set price on a future date, the Funds strive to
Adverse changes in exchange rates may reduce or         protect the value of the stock they own from future changes in
eliminate any gains produced by investments that        currency rates. Each Fund will use forward currency exchange contracts
are denominated in foreign currencies and may           only for defensive measures, not to enhance portfolio returns.
increase any losses.                                    However, there is no assurance that a strategy such as this will be successful. [CONFIRM]
------------------------------------------------------- ----------------------------------------------------------------------
Political Risk is the risk that countries or the        We carefully evaluate the political situations in the countries where
entire region where we invest may experience            we invest and take into account any potential risks before we select
political instability, which may cause greater          securities for the portfolio. However, there is no way to eliminate
fluctuation in the value of our investments due to      political risk when investing internationally.
changes in currency exchange rates, governmental
seizures or nationalization of assets.
------------------------------------------------------- ----------------------------------------------------------------------

------------------------------------------------------- ----------------------------------------------------------------------
Emerging Markets Risk is the possibility that the       The Global Bond Fund and Emerging Markets Fund carefully selects
risks associated with international investing will      securities within emerging markets and strives to consider all
be greater in emerging markets than in more             relevant risks associated with an individual company. We cannot
developed foreign markets because, among other          eliminate emerging market risk and consequently encourage shareholders
things, emerging markets may have less stable           to invest in these Funds only if they have a long-term time horizon,
political and economic environments.                    over which the potential of individual securities is more likely to be realized.
------------------------------------------------------- ----------------------------------------------------------------------
Inefficient Market Risk is the risk that foreign        The Funds will attempt to reduce these risks through portfolio
markets may be less liquid, have greater price          diversification, credit analysis and attention to trends in the
volatility, less regulation and higher transaction      economy, industries and financial markets.
costs than U.S. markets.
------------------------------------------------------- ----------------------------------------------------------------------
Information Risk is the possibility that foreign        Each Fund conducts a great deal of fundamental research on the
companies are subject to different accounting,          companies that it invests in rather than relying solely on information
auditing and financial reporting standards than U.S.    available through financial reporting. We believe this will help us to
companies.  There may be less information available     better uncover any potential weaknesses in individual companies.
about foreign issuers than domestic issuers.
Furthermore, regulatory oversight of foreign issuers
may be less stringent or less consistently applied
than in the United States.
------------------------------------------------------- ----------------------------------------------------------------------
Non-Diversified Funds are believed to be subject        While the Global Bond Fund and Emerging Markets Fund each intend to
to greater risks because adverse effects on their       seek to qualify as a "diversified" investment company under a
security holdings may affect a larger portion of        provision of Subchapter M of the Code, none of these Funds will be
their overall assets.                                   diversified under the 1940 Act. Thus, 50% of each Fund's total net assets will be divided among cash, cash items, U.S. government securities, and other securities, with no more than 5% of a Fund's total net assets invested with one issuer. However this will not satisfy the 1940 Act requirement that 75% of a Fund's assets be limited to not more than 5% per issuer.
------------------------------------------------------- ----------------------------------------------------------------------
Foreign Government Securities Risks involve the         The Global Bond Fund and Emerging Markets Fund attempt to reduce the
ability of a foreign government or government           risks associated with investing in foreign governments by setting
related issuer to make timely and ultimate              rating standards and by limiting the portion of portfolio assets
payments on its external debt obligations. This         that may be invested in such securities.
ability to make payments will be strongly
influenced by the issuer's balance of payments,
including export performance, its access to
international credits and investments,
fluctuations in interest rates and the extent of
its foreign reserves.
------------------------------------------------------- ----------------------------------------------------------------------
High Yield, High Risk Foreign Fixed-Income Securities   The Global Bond Fund may invest in these securities. The Emerging
are those securities rated lower than BBB by S&P and    Markets Fund may invest up to 35% of its net assets in these
Baa by Moody's. Securities of this type are considered  securities.
to be of poor standing and predominantly speculative
as the ability to repay interest and principal.
------------------------------------------------------- ----------------------------------------------------------------------







Who manages the Funds

Investment manager
The Funds are managed by Delaware International Advisers, Ltd. Delaware International is affiliated with Delaware Management Company, Inc. Delaware International makes investment decisions for the Funds, manages the Funds' business affairs and provides daily administrative services. Delaware Management is the sub-adviser to the Global Equity Fund. With overall supervision of the manager, the sub-adviser manages the U.S. securities portion of Global Assets Fund's portfolio and furnishes the Manager with investment recommendations, asset allocation advice, research and other investment services regarding U.S. securities. For the services provided, the manager was paid a fee for the last fiscal year as follows:

                                        Investment Management Fees
------------------------------- ------------------ ------------------ --------------- -----------------
                                                                       International   Emerging Markets
                                 Global Bond Fund  Global Equity Fund   Equity Fund          Fund
------------------------------- ------------------ ------------------ --------------- -----------------

As a percentage of average
daily net assets
------------------------------- ------------------ ------------------ --------------- -----------------


Portfolio managers

Ian G. Sims and Christopher A. Moth have primary responsibility for making day-to-day investment decisions for Global Bond Fund. Mr. Sims has been the senior portfolio manager for this Fund since its inception. Mr. Sims joined Delaware International in 1990 as a senior international fixed-income and currency manager. Mr. Moth joined Delaware in 1992, and became Co-Manager of this Fund in January 1997.

Elizabeth A. Desmond has primary responsibility for making day-to-day investment decisions for Global Equity Fund since the Fund's inception. Prior to joining Delaware in 1991, Ms. Desmond was a Pacific Basin equity analyst and senior portfolio manager at Hill Samuel Investment Advisers Ltd. Robert L. Arnold has responsibility for making investment decisions for the U.S. equity portion of Global Equity Fund and has had such responsibility since the Fund's inception.

Clive A. Gillmore and Nigel A. May have primary responsibility for making day-to-day investment decisions for the International Equity Fund. Mr. Gillmore has been the senior portfolio manager for the Fund since its inception, and Mr. May joined Mr. Gillmore as Co-Manager of the Fund on December 22, 1997. Mr. May joined Delaware International in 1991, assuming portfolio management and analytical responsibilities for continental Europe. In making investment decisions for International Equity Fund, Mr. Gillmore and Mr. May regularly consult with an international equity team of fourteen members. They also regularly consult with David G. Tilles. Mr. Tilles, who is Chief Investment Officer for Delaware International.

Mr. Gillmore also has primary responsibility for making day-to-day investment decisions for Emerging Markets Fund. Mr. Gillmore joined Delaware in 1990, and he has been the senior portfolio manager for the Fund since its inception. In making investment decisions for Emerging Markets Fund, Mr. Gillmore regularly consults with Mr. Tilles and an international equity team of fourteen members.

Who's who?

This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments funds.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                               Board of Directors

Investment Manager                       The Funds          Custodian
Delaware International Advisers                             The Chase Manhattan Bank
Third Floor                                                 4 Chase Metrotech Center
80 Cheapside                                                Brooklyn, NY 11245
London, England EC2V 6EE

Sub-Adviser
Delaware Management Company
One Commerce Square
Philadelphia, PA 19103


Portfolio managers            Distributor                   Service agent
(see page __ for details)     Delaware Distributors, L.P.   Delaware Service Company, Inc.
                              1818 Market Street            1818 Market Street
                              Philadelphia, PA 19103        Philadelphia, PA 19103

                               Financial advisers

                                  Shareholders

Board of directors A mutual fund is governed by a board of directors which has oversight responsibility for the management of the fund's business affairs. Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the board of directors must be independent of the fund's investment manager or distributor. These independent fund directors, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Sub-adviser A sub-adviser is a company generally responsible for the management of the fund's assets. They are selected and supervised by the investment manager.

Portfolio managers Portfolio managers are employed by the investment manager or sub-adviser to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and typically place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to National Association of Securities Dealers, Inc. (NASD) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisers Financial advisers provide advice to their clients--analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisers are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect directors. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account

Investing in the Funds
You can choose from a number of share classes for each Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial adviser to determine which class best suits your investment goals and time frame.

Choosing a share class:

Class A
o Class A shares have an up-front sales charge of up to 5.75% that you pay when you buy the shares. The offering price for Class A shares includes the front-end sales charge. Class A shares of Global Bond Fund have an up-front sales charge of up to 4.75%.

o If you invest $50,000 or more, your front-end sales charge will be reduced. If you invest $100,000 or more in Class A shares of Global Bond Fund, your front-end sales charge will be reduced

o You may qualify for other reduced sales charges, as described in "How to reduce your sales charge," and under certain circumstances the sales charge may be waived; please see the Statement of Additional Information.

o Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

o Class A shares generally are not subject to a contingent deferred sales charge unless redeemed within the first two years from the date of purchase.

Class B
o Class B shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within six years after you buy them.

o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 5%. The contingent deferred sales charge is 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter. The contingent deferred sales charge for Class B shares of Global Bond is 4% during the first two years, 3% during the third and fourth years, 2 % during the fifth year, 1% during the sixth year, and 0% thereafter.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o For approximately eight years after you buy your Class B shares, they are subject to annual 12b-1 fees no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining accounts.

o Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

o Approximately eight years after you buy them, Class B shares automatically convert into Class A shares with a 12b-1 fee of no more than 0.30%. Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o You may purchase up to $250,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

Class C
o Class C shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within 12 months after you buy them.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o Class C shares are subject to an annual 12b-1 fee which may not be greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing personal services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class C shares have higher expenses and pay lower dividends than Class A shares.

o Unlike Class B shares, Class C shares do not automatically convert into another class.

o You may purchase any amount less than $1,000,000 of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.


Each share class of the Funds has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Class A Sales Charges for Global Bond Fund

-----------------------------------------------------------------------------------------------------
                                 Sales Charge as %     Sales Charge as %       Dealer's Commission as
      Amount of Purchase         of Offering Price     of amount invested      % of Offering Price
------------------------------- ------------------- ----------------------- -------------------------
                                            Global Bond Fund
-----------------------------------------------------------------------------------------------------
      Less than $100,000               4.75%                                            4.00%
------------------------------- ------------------- ----------------------- -------------------------
 $100,000 but under $250,000           3.75%                                            3.00%
------------------------------- ------------------- ----------------------- -------------------------
 $250,000 but under $500,000           2.50%                                            2.00%
------------------------------- ------------------- ----------------------- -------------------------
$500,000 but under $1,000,000          2.00%                                            1.60%
------------------------------- ------------------- ----------------------- -------------------------

Class A Sales Charges for Global Equity Fund, International Equity Fund and Emerging Markets Fund:

---------------------------------------------------------------------------------------------------------------------------------
                           Sales Charge
                              as % of                                                                     Dealer's Commission as
Amount of Purchase         Offering Price              Sales Charge as % of amount invested                % of Offering Price
------------------------- ---------------- ---------------- --------------------- ---------------------- ------------------------
                                            Global Equity     International             Emerging
                                                Fund           Equity Fund            Markets Fund
---------------------------------------------------------------------------------------------------------------------------------
   Less than $50,000           5.75%                                                                              5.00%

------------------------- ---------------- ---------------- --------------------- ---------------------- ------------------------
   $50,000 but under           4.75%                                                                              4.00%
        $100,000
------------------------- ---------------- ---------------- --------------------- ---------------------- ------------------------
   $100,000 but under          3.75%                                                                              3.00%
        $250,000
------------------------- ---------------- ---------------- --------------------- ---------------------- ------------------------
   $250,000 but under          2.50%                                                                              2.00%
        $500,000
------------------------- ---------------- ---------------- --------------------- ---------------------- ------------------------
   $500,000 but under          2.00%                                                                              1.60%
       $1,000,000
------------------------- ---------------- ---------------- --------------------- ---------------------- ------------------------


   As shown below, there is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if your financial adviser is paid a commission on your purchase, you may have to pay a limited contingent deferred sales charge of 1% if you redeem these shares within the first year and 0.50% if you redeem them within the second year.

---------------------------------------------------------------------------------------------------------------------------
                                        Sales charge as %        Sales charge as % of amount    Dealer's commission as %
       Amount of purchase               of offering price                  invested                 of offering price
---------------------------------- ----------------------------- ----------------------------- ----------------------------
   $1 million up to $5 million                 none                          none                         1.00%
---------------------------------- ----------------------------- ----------------------------- ----------------------------
        Next $20 million                       none                          none                         0.50%
        Up to $25 million
---------------------------------- ----------------------------- ----------------------------- ----------------------------
     Amount over $25 million                   none                          none                         0.25%
---------------------------------- ----------------------------- ----------------------------- ----------------------------

How to reduce your sales charge
We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the Statement of Additional Information for detailed information and eligibility requirements. You can also get additional information from your financial adviser. You or your financial adviser must notify us at the time you purchase shares if you are eligible for any of these programs.

------------------------------------------- ----------------------------------- ------------------------------------------
                Program                     How it works                                   Share class
                                                                                      A        B        C
------------------------------------------- ----------------------------------- -------------- ---------------------------
Letter of Intent                            Through a Letter of Intent you            X        Although the Letter of
                                            agree to invest a certain                          Intent and Rights of
                                            amount in Delaware Investment                      Accumulation do not apply
                                            Funds (except money market                         to the purchase of Class
                                            funds with no sales charge)                        B and C shares, you can
                                            over a 13-month period to                          combine your purchase of
                                            qualify for reduced front-end                      Class A shares with your
                                            sales charges.                                     purchase of B and C
                                                                                               shares to fulfill your
                                                                                               Letter of Intent or
                                                                                               qualify for Rights of
                                                                                               Accumulation.
------------------------------------------- ----------------------------------- -------------- ---------------------------
Rights of accumulation                      You can combine your holdings             X
                                            or purchases of all funds in the
                                            Delaware Investments family
                                            (except money market funds with
                                            no sales charge) as well as the
                                            holdings and purchases of your
                                            spouse and children under 21 to
                                            qualify for reduced front-end
                                            sales charges.
------------------------------------------- ----------------------------------- -------------- ---------------------------
Reinvestment of redeemed shares             Up to 12 months after you                X         Not available.
                                            redeem shares, you can reinvest
                                            the proceeds without paying a
                                            front-end sales charge.
------------------------------------------- ----------------------------------- -------------- ---------------------------
SIMPLE IRA, SEP IRA, SARSEP, Prototype      These investment plans may                X        Not available.
Profit Sharing, Pension, 401(k), SIMPLE     qualify for reduced sales
401(k), 403(b)(7), and 457 Retirement       charges by combining the
Plans                                       purchases of all members of the
                                            group. Members of these groups
                                            may also qualify to purchase
                                            shares without a front-end sales
                                            charge and a waiver of any
                                            contingent deferred sales
                                            charges.
------------------------------------------- ----------------------------------- -------------- ---------------------------

How to buy shares

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Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.


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By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.


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By wire
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014 12893 4013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.


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By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800o523o1918.

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Through automated shareholder services
You can purchase or exchange shares through Delaphone, our automated telephone service, or through our web site, www.delawarefunds.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800o523o1918.

Once you have completed an application, you can open an account with an initial investment of $1,000--and make additional investments at any time for as little as $100. If you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act; or through an Automatic Investing Plan, the minimum purchase is $250, and you can make additional investments of only $25. The minimum for an Education IRA is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Education IRAs.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receives your order before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. Currently the Exchange is closed when the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. We reserve the right to reject any purchase order.

We determine the Funds' net asset value (NAV) per share at the close of trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the board of directors. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. We price all other securities at their fair market value using a method approved by the board of directors.

Retirement plans
In addition to being an appropriate investment for your Individual Retirement Account (IRA), Roth IRA and Education IRA, shares in the Funds may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in these Funds can play an important role in your retirement planning or for details about group plans, please consult your financial adviser, or call 800o523o1918.

How to redeem shares

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Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

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By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of $50,000 or more, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

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By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

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By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. If you request a wire deposit, the First Union Bank fee (currently $7.50) will be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

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Through automated shareholder services
You can redeem shares through Delaphone, our automated telephone service, or through our web site, www.delawarefunds.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800o523o1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, you will receive the net asset value as determined on the business day we receive your request. We will deduct any applicable contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a contingent deferred sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' net asset value when you purchased them or their net asset value when you redeem them, whichever is less. This arrangement assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a contingent deferred sales charge at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the original shares--not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimum
If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Uniform Gift to Minors Act accounts or accounts with automatic investing plans, $500 for Education IRAs) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days' written notice to you.

Special services
To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The Automatic Investing Plan allows you to make regular monthly investments directly from your checking account.

Direct Deposit
With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as social security or direct transfers from your bank account.

Wealth Builder Option
With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund without paying a sales charge and without paying a contingent deferred sales charge at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge you will pay any applicable sales charges on your new shares. When exchanging Class B and Class C shares of one fund for similar shares in other funds, your new shares will be subject to the same contingent deferred sales charge as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You don't pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange.

MoneyLineSM On Demand Service
Through our MoneyLineSM On Demand Service, you or your financial adviser may transfer money between your Fund account and your predesignated bank account by telephone request. This service is not available for retirement plans, except for purchases into IRAs. MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000.

MoneyLine Direct Deposit Service
Through our MoneyLine Direct Deposit Service you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one.
This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our Systematic Withdrawal Plan you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.

Dividends, Distributions and Taxes
For each Fund, dividends, if any, are paid quarterly, while any capital gains are distributed annually. We automatically reinvest all dividends and any capital gains, unless you tell us otherwise.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from these Funds is the same whether you reinvest your dividends or receive them in cash. Distributions from a Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year. Distributions declared in October, November or December but paid in January are taxable as if they were paid in December.

Global Funds, Inc. is required to withhold 31% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or certify that your TIN is correct, or if the IRS instructs us to do so.

Certain management considerations

Year 2000
As with other mutual funds, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by their service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Each Fund is taking steps to obtain satisfactory assurances that its major service providers are taking steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Funds.

EURO
Several European countries are participating in the European Economic and Monetary Union, which established a common European currency for participating countries. This currency is commonly known as the "Euro." Each participating country replaced its previous currency with the Euro on January 1, 1999. Additional European countries may elect to participate after that date. If a Fund is invested in securities of participating countries, it could be adversely affected if the computer systems used by its major service providers are not properly prepared to handle the implementation of this single currency or the adoption of the Euro by additional countries in the future. The Funds are taking steps to obtain satisfactory assurances that their major service providers are taking steps reasonably designed to address these matters on the computer systems that the service providers use. However, there can be no assurances that these steps will be sufficient to avoid any adverse impact on the business of the Fund.

Investments by Fund of Funds
International Equity Fund and Emerging Markets Fund accept investments from the series portfolios of Delaware Group Foundation Funds, a fund of funds. From time to time, a Fund may experience large investments or redemptions due to allocations or rebalancings by Foundation Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transactions costs or portfolio turnover. The manager will monitor transactions by Foundation Funds and will attempt to minimize any adverse effects on International Equity Fund, Emerging Markets Fund and Foundation Funds as a result of these transactions.

Financial information

Financial highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800o523o1918.

                                                                                                         Period
                                                                                Class A Shares         12/27/94
                                                                                Year Ended 11/30        through
Global Bond Fund                                                             1998    1997       1996   11/30/95
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                               11.480     11.230     10.000

Income from investment operations
Net investment income                                                               0.625      0.755      0.659
Net realized and net unrealized gain (loss) on investments                         (0.505)     0.730      1.171
Total from investment operations                                                    0.120      1.485      1.830

Less dividends and distributions
Dividends from net investment income                                               (0.770)    (0.875)    (0.600)
Distributions from realized gain on investments                                    (0.040)    (0.360)      none
Total dividends and distributions                                                  (0.810)    (1.235)    (0.600)

Net asset value, end of period                                                     10.790     11.480     11.230

Total return                                                                         1.24      14.35      18.79

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                             4,567      3,467        889
Ratio of expenses to average net assets                                              1.25       1.25       1.25
Ratio of expenses to average net assets
         prior to expense limitation
Ratio of net investment income to average net assets                                 5.76       6.82       7.70
Ratio of net investment income to average net assets
         prior to expense limitation
Portfolio turnover                                                                     76%        42         98
---------------------------------------------------------------------------------------------------------------

                                                         Volatility
Volatility, as indicated by year-by-year total return(1)            -------------------------------------------
Volatility chart is not part of Financial highlights and
has not been audited by Ernst & Young LLP

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

-------------------------------------------------------------------------------------------------------------
                                                                               Class B Shares          Period
                                                                              Year Ended 11/30       12/27/94
                                                                                                      through
 Global Bond Fund                                                          1998      1997      1996  11/30/95
-------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period ($)                                          11.490    11.230    10.000
Income From Investment Operations
 Net investment income ($)                                                          0.550     0.679     0.565
 Net realized & unrealized gains (losses) on investments ($)                       (0.511)    0.735     1.205
 Total from investment operations ($)                                               0.039     1.414     1.770
 Less Distributions
 Dividends from net investment income ($)                                          (0.699)   (0.794)   (0.540)
 Distributions from realized gains ($)                                             (0.040)   (0.360)     none
 Total distributions ($)                                                           (0.739)   (1.154)   (0.540)
 Net asset value, end of period  ($)                                               10.790    11.490    11.230
 Total Return (%)                                                                    0.48     13.51     18.23
 Ratios and Supplemental Data:
 Net asset value, end of period (000's omitted) ($)                                 1,081       707       115
 Ratio of expenses to average daily net assets (%)                                   1.95      1.95      1.95
 Ratio of net investment income to average daily net assets (%)                      5.06      6.12      7.00
 Portfolio turnover rate (%)                                                           76        42        98
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                     Class C Shares          Period
                                                                                    Year Ended 11/30        12/27/94
                                                                                ------------------------     through
 Global Bond Fund                                                               1998      1997      1996    11/30/95
--------------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period ($)                                               11.440    11.240      10.000
Income From Investment Operations
 Net investment income ($)                                                               0.551     0.680        none
 Net realized & unrealized gains (losses) on investments ($)                            (0.512)    0.719      (0.036)
 Total from investment operations ($)                                                    0.039     1.399      (0.036)
 Less Distributions
 Dividends from net investment income ($)                                               (0.699)   (0.839)     (0.054)
 Distributions from realized gains ($)                                                  (0.040)   (0.360)       none
 Total distributions ($)                                                                (0.739)   (1.199)     (0.054)
 Net asset value, end of period  ($)                                                    10.740    11.440      11.240
 Total Return (%)                                                                         0.49     13.51           2
 Ratios and Supplemental Data:
 Net asset value, end of period (000's omitted) ($)                                        703       118           5
 Ratio of expenses to average daily net assets (%)                                        1.95      1.95           2
 Ratio of net investment income to average daily net assets (%)                           5.06      6.12           2
 Portfolio turnover rate (%)                                                                76        42           2
--------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                  Class A  Shares        Period
                                                                                  Year Ended 11/30     12/27/94
                                                                              -----------------------  through
 Global Equity Fund                                                           1998      1997     1996  11/30/95
----------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period ($)                                              13.310    11.900   10.000
Income From Investment Operations
 Net investment income ($)                                                              0.437     0.493    0.301
 Net realized & unrealized gains (losses) on investments ($)                            0.843     1.572    1.839
 Total from investment operations ($)                                                   1.280     2.065    2.140
 Less Distributions
 Dividends from net investment income ($)                                              (0.490)   (0.385)  (0.240)
 Distributions from realized gains ($)                                                 (0.050)   (0.270)    none
 Total distributions ($)                                                               (0.540)   (0.655)  (0.240)
 Net asset value, end of period  ($)                                                   14.050    13.310   11.900
 Total Return (%)                                                                        9.91     18.17    21.48
 Ratios and Supplemental Data:
 Net asset value, end of period (000's omitted) ($)                                     6,939    11,878    3,122
 Ratio of expenses to average daily net assets (%)                                       1.25      1.25     1.25
 Ratio of net investment income to average daily net assets (%)                          3.20      4.13     4.75
 Portfolio turnover rate (%)                                                               74        34       57
----------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                  Class A  Shares        Period
                                                                                  Year Ended 11/30     12/27/94
                                                                              -----------------------  through
 Global Equity Fund                                                           1998      1997     1996  11/30/95
----------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period ($)                                             13.300   11.880    10.000
Income From Investment Operations
 Net investment income ($)                                                             0.342    0.379     0.212
 Net realized & unrealized gains (losses) on investments ($)                           0.848    1.606     1.848
 Total from investment operations ($)                                                  1.190    1.985     2.060
 Less Distributions
 Dividends from net investment income ($)                                             (0.400)  (0.295)   (0.180)
 Distributions from realized gains ($)                                                (0.050)  (0.270)     none
 Total distributions ($)                                                              (0.450)  (0.565)   (0.180)
 Net asset value, end of period  ($)                                                  14.040   13.300    11.880
 Total Return (%)                                                                       9.18    17.32     20.73
 Ratios and Supplemental Data:
 Net asset value, end of period (000's omitted) ($)                                    4,445    4,796       613
 Ratio of expenses to average daily net assets (%)                                      1.95     1.95      1.95
 Ratio of net investment income to average daily net assets (%)                         2.51     3.43      4.05
 Portfolio turnover rate (%)                                                              74       34        57
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                  Class A  Shares        Period
                                                                                  Year Ended 11/30     12/27/94
                                                                              -----------------------  through
 Global Equity Fund                                                           1998      1997     1996  11/30/95
----------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period ($)                                             13.250   11.890    11.940
Income From Investment Operations
 Net investment income ($)                                                             0.341    0.446      none
 Net realized & unrealized gains (losses) on investments ($)                           0.849    1.534    (0.050)
 Total from investment operations ($)                                                  1.190    1.980    (0.050)
 Less Distributions
 Dividends from net investment income ($)                                             (0.400)  (0.350)     none
 Distributions from realized gains ($)                                                (0.050)  (0.270)     none
 Total distributions ($)                                                              (0.450)  (0.620)     none
 Net asset value, end of period  ($)                                                  13.880   13.250    11.890
 Total Return (%)                                                                       9.21    17.33         2
 Ratios and Supplemental Data:
 Net asset value, end of period (000's omitted) ($)                                    3,094    1,185         5
 Ratio of expenses to average daily net assets (%)                                      1.95     1.95         2
 Ratio of net investment income to average daily net assets (%)                         2.52     3.43         2
 Portfolio turnover rate (%)                                                              74       34         2
---------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                                                       Class A Shares
                                                                                      Year Ended 11/30
                                                                  ------------------------------------------------
 International Equity Fund                                        1998       1997       1996       1995       1994
------------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period ($)                                  14.640     12.190     11.920     11.250
Income From Investment Operations
 Net investment income ($)                                                  0.220      0.490      0.297      0.140
 Net realized & unrealized gains (losses) on investments ($)                0.245      2.385      0.628      0.895
 Total from investment operations ($)                                       0.465      2.875      0.925      1.035
 Less Distributions
 Dividends from net investment income ($)                                  (0.435)    (0.280)    (0.185)    (0.225)
 Distributions from realized gains ($)                                     (0.020)    (0.145)    (0.470)    (0.140)
 Total distributions ($)                                                   (0.455)    (0.425)    (0.655)    (0.365)
 Net asset value, end of period  ($)                                       14.650     14.640     12.190     11.920
 Total Return (%)                                                            3.27      24.22       8.17       9.23
 Ratios and Supplemental Data:
 Net asset value, end of period (000's omitted) ($)                       112,425     89,177     62,251     53,736
 Ratio of expenses to average daily net assets (%)                           1.70       1.85       2.07       1.56
 Ratio of net investment income to average daily net assets (%)              1.46       3.70       2.57       1.22
 Portfolio turnover rate (%)                                                    8          9         21         27
------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                             Class B Shares                     Period
                                                                           Year Ended 11/30                     9/6/94
                                                                    --------------------------------------     through
 International Equity Fund                                          1998        1997       1996       1995    11/30/94
----------------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period ($)                                     14.560     12.130     11.900      12.860
Income From Investment Operations
 Net investment income ($)                                                     0.114      0.398      0.278       0.036
 Net realized & unrealized gains (losses) on investments ($)                   0.246      2.377      0.567      (0.966)
 Total from investment operations ($)                                          0.360      2.775      0.845      (0.930)
 Less Distributions
 Dividends from net investment income ($)                                     (0.340)    (0.200)    (0.145)     (0.030)
 Distributions from realized gains ($)                                        (0.020)    (0.145)    (0.470)       none
 Total distributions ($)                                                      (0.360)    (0.345)    (0.615)     (0.030)
 Net asset value, end of period  ($)                                          14.560     14.560     12.130      11.900
 Total Return (%)                                                               2.54      23.38       7.46       (7.24)
 Ratios and Supplemental Data:
 Net asset value, end of period (000's omitted) ($)                           31,914     10,878      3,471         624
 Ratio of expenses to average daily net assets (%)                              2.40       2.55       2.77        2.26
 Ratio of net investment income to average daily net assets (%)                 0.76       3.00       1.87        0.52
 Portfolio turnover rate (%)                                                       8          9         21          27
----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
                                                                                    Class C Shares            Period
                                                                                    Year Ended 11/30        11/29/95
                                                                               -------------------------     through
 International Equity Fund                                                     1998      1997       1996    11/30/95
--------------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period ($)                                              14.540     12.190      12.240
Income From Investment Operations
 Net investment income ($)                                                              0.114      0.400        none
 Net realized & unrealized gains (losses) on investments ($)                            0.246      2.375      (0.050)
 Total from investment operations ($)                                                   0.360      2.775      (0.050)
 Less Distributions
 Dividends from net investment income ($)                                              (0.340)    (0.280)       none
 Distributions from realized gains ($)                                                 (0.020)    (0.145)       none
 Total distributions ($)                                                               (0.360)    (0.425)       none
 Net asset value, end of period  ($)                                                   14.540     14.540      12.190
 Total Return (%)                                                                        2.54      23.39           2
 Ratios and Supplemental Data:
 Net asset value, end of period (000's omitted) ($)                                    11,811      1,909           5
 Ratio of expenses to average daily net assets (%)                                       2.40       2.55           2
 Ratio of net investment income to average daily net assets (%)                          0.76       3.00           2
 Portfolio turnover rate (%)                                                                8          9           2
--------------------------------------------------------------------------------------------------------------------




---------------------------------
Emerging Markets Funds
---------------------------------

How to read the Financial highlights

Net investment income
Net investment income includes dividend and interest income earned from the Fund's securities; it is after expenses have been deducted.

Net gains (losses) on investments (both realized and unrealized)
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders is listed under "Less dividends and distributions-Distributions from net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in the Fund. In calculating this figure for the financial highlights table, we include fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in the Fund's portfolio, less any liabilities, that are attributable to that class of the Fund.

(continues on page ___)

How to read the financial highlights
(begins on page ___)

Ratio of expenses to average daily net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average daily net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

[begin glossary  runs along the bottom of the pages ]

How to use this glossary

Words found in the glossary are printed in boldface only the first time they appear in the prospectus. So if you would like to know the meaning of a word that isn't in boldface, you might still find it in the glossary.

Glossary A-B

Amortized cost
Amortized cost is a method used to value a fixed income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

[glossary to be continued]


Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise.

Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical rating organization. See also Nationally recognized statistical rating organization.


[glossary to be continued]



[glossary continued]

C-C

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial adviser for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

[glossary to be continued]

[glossary continued]


Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial adviser for advice and service, rather than an up-front commission.

[glossary to be continued]

[glossary continued]

C-E

Corporate bond
A debt security issued by a corporation. See "bond."

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

[glossary to be continued]


[glossary continued]
Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

[glossary to be continued]

[glossary continued]

F-M

Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities, the money you originally invested is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See Bonds.

[glossary to be continued]

[glossary continued]

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

[glossary to be continued]


[glossary continued]

M-P

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

National Association of Securities Dealers (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.


[glossary to be continued]

[glossary continued]

Nationally recognized statistical rating organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service (Moody's), Standard & Poor's Corporation (S&P), Duff & Phelps, Inc. (Duff), and Fitch Investor Services, Inc. (Fitch).

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pays dividends at a fixed rate and is sometimes convertible into common stock.

[glossary to be continued]


[glossary continued]


P-S

Price/earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

[glossary to be continued]


[glossary continued]

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

S&P 500 Index
The Standard & Poor's 500 Composite Stock Index; an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate advisers for advice and service provided.

[glossary to be continued]


[glossary continued]

S-S

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

[Glossary to be continued]


[glossary continued]

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as "equities."

[glossary to be continued]

[glossary continued]

T-V

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

[glossary to be continued]

[glossary continued]

Uniform Gift to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. There are investments which are more likely to be "low volatility" and investments which are more likely to be "high volatility" investments.

[end glossary]

Bond Ratings

Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC--regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C--reserved for income bonds on which no interest is being paid; D--in default, and payment of interest and/or repayment of principal is in arrears.

[back cover]

Additional Information about the Funds

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the report period. You can find more detailed information about the Funds in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in these funds, you can write to us at 1818 Market Street, Philadelphia, PA 19103-3682, or call toll-free 800o523o1918. You may also obtain additional information about each of the Funds from your financial adviser.

You can find reports and other information about each Fund on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Funds, including their Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1o800oSECo0330.

Web site
www.delawarefunds.com


E-mail
service@delinvest.com
---------------------


Shareholder Service Center

800o523o1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 8 p.m. Eastern time:

o  For fund information; literature; price, yield and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments; wire redemptions; telephone redemptions and telephone exchanges.

Delaphone Service

800o362oFUND (800o362o3863)

o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

Investment Company Act file number: 811- 6324


                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London


                                Global Bond Fund
                               Global Equity Fund
                          (formerly Global Assets Fund)
                            International Equity Fund
                              Emerging Markets Fund

                               Institutional Class



                                   Prospectus
                                  [     , 1999]




The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

[inside front cover]

Table of contents

Fund profiles                                  page 1
Global Bond Fund
Global Equity Fund
International Equity Fund
Emerging Markets Fund

How we manage the Funds                        page
Our investment strategies
The securities we typically invest in
The risks of investing in the Funds

Who manages the Funds                          page
Investment manager
Portfolio managers
Fund administration (Who's who)

About your account                             page
Investing in the Funds
      How to buy shares
      How to redeem shares
      Account minimum
      Exchanges

Dividends, distributions and taxes

Certain management considerations

Financial information                          page

Bond ratings

[sidebar copy at bottom of page]
How to use this prospectus

Here are guidelines to help you use this prospectus to make well-informed investment decisions about our funds. If you're looking for a specific piece of information, the table of contents can guide you directly to the appropriate section.

Step 1
Take a look at the fund profiles for an overview of each Fund.


Step 2
Learn in-depth information about how the Funds invest, the risks involved and the people and organizations responsible for the Funds' day-to-day operations.


Step 3
Determine which fund features and services you would like to take advantage of.

Step 4
Use the glossary that begins on page ___ to find definitions of words printed in bold type in the text throughout the prospectus.

Fund Profiles:
An investment overview

When choosing a mutual fund to invest in, you have a variety of options and important information to consider. This prospectus provides information about Global Bond Fund, Global Equity Fund, International Equity Fund and Emerging Markets Fund, four mutual funds from the Delaware Investments Family of Funds.

Before evaluating individual funds, however, your first step is to define your personal financial goals. Knowing your goals and determining your investment time horizon in advance can help you make a more appropriate fund selection. It is also important to select a fund in the context of your entire investment program. Diversification, or spreading your money among different types of investments, is usually a sound investment strategy. This is commonly called "asset allocation." The way you choose to allocate your money depends on a number of factors. A professional financial adviser can help you build an investment portfolio that fits your financial situation, your investment objectives and your risk tolerance.

Investing for international diversification with Global Bond Fund, Global Equity Fund, International Equity Fund and Emerging Markets Fund Investors with long-term goals often choose mutual funds that provide international or global diversification. These funds provide the potential to increase the value of your investment through either rising security prices or through income from international or global securities. Individually, these funds may experience a high level of volatility, but in combination with a portfolio of U.S. securities, they may actually help to reduce the risk of your total investment portfolio over the long term. Like all mutual funds, international funds allow you to invest conveniently in a variety of different securities without having to select and monitor individual securities on your own.

Building Blocks of Asset Allocation

Aggressive Growth Equity Funds

Growth Equity Funds

International and Global Funds for . . .

International Diversification
These funds may include stock and bond funds and may be broadly diversified or focused on an individual country or region. Risk levels of international funds vary, depending on the investment objectives and strategies of the individual fund.

Asset Allocation Funds

Total Return

Taxable Bond Funds

Tax-Exempt Bond Funds

Money Market Funds (Taxable and Tax-Exempt)

Profile: Global Bond Fund

What are the Fund's goals?

The Global Bond Fund's investment goal is to achieve current income consistent with preservation of principal. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
The Global Bond Fund invests primarily in fixed-income securities that may also provide the potential for capital appreciation. The Fund is a global fund. Therefore, at least 65% of the Fund's total assets will be invested in fixed-income securities of issuers from at least three different countries, one of which may be the United States. An issuer is considered to be from the country where it is located, where the majority of its assets are or where it generates the majority of its operating income.

What are the main risks of investing in the Fund?


Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. This Fund will be affected primarily by declines in bond prices that can be caused by a drop in the bond market, an adverse change in interest rates. Because the Fund invests in international securities in both established and developing countries, it will be affected by international investment risks related to changes in currency valuations, political instability, economic instability, or inadequate regulatory standards. The Fund may invest in high yield, high risk foreign fixed income securities which are subject to substantial resks, particularly during periods of economic downturns or rising interest rates. Additionally, the Fund is considered "non-diversified" under federal laws that regulate mutual funds. Thus, adverse effects on the Fund's investments may affect a larger portion of its overall assets and subject the Fund to greater risks. For a more complete discussion of risk, please turn to page ___.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Fund

    o  Investors with long-term financial goals (at least three years).
    o Investors looking for current income from a portfolio that includes both U.S. and foreign fixed-income securities.
    o  Investors seeking a measure of capital appreciation.

Who should not invest in the Fund

    o  Investors with short-term financial goals.
    o Investors who are unwilling to accept risks of investing in foreign fixed-income securities.
    o  Investors who want monthly income from their investment.

How has the Global Bond Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Institutional Class have varied over the four calendar years, as well as the average annual returns of these shares for the past year and since inception--all compared to the performance of the Solomon Brothers World Government Bond Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding the securities. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect voluntary expense caps. The returns would be lower without the voluntary caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (Institutional)] Year-by-year total return (Institutional)

     Global Bond Fund Institutional Class        Solomon Brothers World Government Bond Index

1995
1996
1997
1998

As of December 31, 1998, the Fund's Institutional Class had a year-to-date return of ______%. During the periods illustrated in this bar chart, Institutional Class' highest return was ____% for the quarter ended [DATE] and its lowest return was ____% for the quarter ended [DATE].

How has the Global Bond Fund performed? (continued)

[table]
               Average annual returns for periods ending 12/31/98

   CLASS               Institutional            Solomon Brothers World
                                                Government Bond Index
                       (Inception 12/27/94)

   1 year
   Lifetime

What are the Global Bond Fund's fees and expenses?
You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.

---------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases as             None
a percentage of offering price
---------------------------------------------------------------------
Maximum contingent deferred sales charge (load) as a
None percentage of original purchase price or redemption
 price, whichever is lower
---------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested               None
dividends
---------------------------------------------------------------------
Redemption fees                                                 None
---------------------------------------------------------------------
Exchange Fees(1)                                                None
---------------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets before it pays dividends and before its net asset value and total return are calculated. We will not charge you separately for these expenses. These expenses are based on amounts incurred during the Fund's most recent fiscal year.

-------------------------------------------------------------
Management fees
-------------------------------------------------------------
Distribution and service (12b-1) fees             None
-------------------------------------------------------------
Other expenses
-------------------------------------------------------------
Total operating expenses2
-------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. 3 This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

----------------------------
1 year
----------------------------
3 years
----------------------------
5 years
----------------------------
10 years
----------------------------

1. Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

2. Beginning December 1, 1998, the investment manager has agreed to waive fees and pay expenses through May 31, 1999, in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) from exceeding 1% of average daily net assets. The manager's voluntary commitments of waiver and payment have varied over the life of the Fund.

3. The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. In addition, this example does not reflect the voluntary expense cap described in footnote 2.

Profile: Global Equity Fund

What are the Fund's goals?
The Global Equity Fund seeks long-term capital growth without undue risk to principal. Although, the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
Global Equity Fund invests in global equity securities that provide the potential for capital appreciation and income. The Fund invests in U.S. and foreign equity securities. Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities of from at least three different countries, one of which may be the United States. An issuer is considered to be from the country where it is located, where the majority of its assets are or where it generates the majority of its operating income.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. This Fund will be affected primarily by declines in stock prices which can be caused by a drop in the stock market or poor performance in specific industries or companies. Investments in foreign securities whether equity or fixed-income, involve special risks including those related to currency fluctuations, as well as to political, economic and social situations different from and potentially more volatile than those in the U.S. In addition, the accounting, tax and financial reporting standards of foreign countries are different from and may be less reliable or comprehensive than those relating to U.S. issuers.

The Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For a more complete discussion of risk, please turn to page __.

You should keep in mind that an investment in the fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Fund?
  o Investors with long-term financial goals (at least three years).
  o Investors looking for a portfolio of equity securities from both U.S. and foreign countries.
  o Investors willing to accept the risks associated with foreign investing.
  o Investors seeking a measure of capital growth and income.

Who should not invest in the Fund o Investors with short-term financial goals.
  o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
  o Investors whose primary goal is income.
  o Investors who are unwilling to accept the risks of investing in foreign securities.

How has the Global Equity Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Institutional Class shares have varied over the four calendar years since its inception, as well as the average annual returns of these shares for the past year and since inception--all compared to the performance of the Morgan Stanley World Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding the securities. The Fund's past performance is not necessarily an indication of how it will perform in the future. On July 21, 1998, the Fund's name was changed from Global Assets Fund to Global Equity Fund and the Fund's investment focus changed from a mix of global stocks and bonds to primarily foreign and U.S. stocks. The returns reflect voluntary expense caps. The returns would be lower without the voluntary caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (Institutional) ] Year-by-year total return (Institutional Class)

      Global Equity Fund Institutional Class      Morgan Stanley World Index
1995
1996
1997
1998

As of December 31, 1998, the Fund's Institutional Class shares had a year-to-date return of ______%. During the periods illustrated in this bar chart, Institutional Class' highest return was ____% for the quarter ended [DATE] and its lowest return was ____% for the quarter ended [DATE].


How has the Global Equity Fund performed? (continued)

               Average annual returns for periods ending 12/31/98

       CLASS              Institutional           Morgan Stanley World
                                                  Index
                          (Inception 12/24/94)

       1 year
       Lifetime

What are the Global Equity Fund's fees and expenses?
You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.

---------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases as             None
a percentage of offering price
---------------------------------------------------------------------
Maximum contingent deferred sales charge (load) as a
None percentage of original purchase price or redemption
price, whichever is lower
---------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested               None
dividends
---------------------------------------------------------------------
Redemption fees                                                 None
---------------------------------------------------------------------
Exchange Fees1                                                  None
---------------------------------------------------------------------


Annual fund operating expenses are deducted from the Fund's assets before it pays dividends and before its net asset value and total return are calculated. We will not charge you separately for these expenses. These expenses are based on amounts incurred during the Fund's most recent fiscal year.

------------------------------------------------------------
Management fees
------------------------------------------------------------
Distribution and service (12b-1) fees             None
------------------------------------------------------------
Other expenses
------------------------------------------------------------
Total operating expenses2
------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. 3 This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

----------------------------
1 year
----------------------------
3 year
----------------------------
5 year
----------------------------
10 year
----------------------------


1 Exchanges are subject to the requirements of each fund in the Delaware
  Investments family. A front-end sales charge may apply if you exchange your shares into a fund that

2 Beginning ______________, the investment manager has agreed to waive fees and pay expenses through May 31,1999, in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) from exceeding 1.55% of average daily net assets. The manager's voluntary commitments of waiver and payment have varied over the life of the Fund.

3 The Fund's actual rate of return may be greater or less than the hypothetical
  5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods in this example. In addition, this example does not reflect the voluntary expense cap described in footnote 2.

Profile: International Equity Fund

What are the Fund's goals?
The International Equity Fund seeks long-term growth without undue risk to principal. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
The Fund invests primarily in equity securities that provide the potential for capital appreciation and income. The Fund is an international fund. As such, at least 65% of the Fund's total assets will be invested in equity securities of issuers from at least three foreign countries. An issuer is considered to be from the country where it is located, where the majority of its assets are or where it generates the majority of its operating income.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. This Fund will be affected primarily by declines in stock prices which can be caused by a drop in foreign stock markets or poor performance in specific industries or companies. Because the Fund invests in international securities in both established and developing countries, it will be affected by international investment risks related to changes in currency valuations, political instability, economic instability, or inadequate regulatory standards. For a more complete discussion of risk, please turn to page ___.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Fund
  o Investors with long-term financial goals (at least three years).
  o Investors looking for a portfolio of international equity securities.
  o Investors seeking a measure of capital appreciation and income.

Who should not invest in the Fund
  o Investors with short-term financial goals.
  o Investors who are unwilling to accept the risks of investing in foreign equity and fixed-income securities.
  o Investors looking for an investment that provides a high level of income.

How has the International Equity Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Institutional Class shares have varied over the past seven calendar years, as well as the average annual returns of these shares for the one and five year periods and since inception--all compared to the performance of the Morgan Stanley EAFE Index. International Equity Fund's Institutional Class commenced operations on November 9, 1992. Return information for the Class for the periods prior to the time the Class commenced operations is calculated by taking the performance of International Equity Fund A Class and eliminating all sales charges that apply to Class A shares. However, for those periods, Class A 12b-1 payments were not eliminated, and performance would have been affected if this adjustment had been made. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding the securities. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect voluntary expense caps in effect during the periods. The returns would be lower without the voluntary caps.


[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (INSTITUTIONAL CLASS)] Year-by-year total return (Institutional Class)

           International Equity Fund       Morgan Stanley EAFE Index
           A Class
1992
1993
1994
1995
1996
1997
1998

As of December 31, 1998, the Fund's Institutional Class shares had a year-to-date return of _____%. During the periods illustrated in this bar chart, Institutional Class' highest return was ____% for the quarter ended ________ and its lowest return was ____% for the quarter ended __________.

How has the International Equity Fund performed? (continued)

               Average annual returns for periods ending 12/31/98

CLASS            Institutional            Morgan Stanley EAFE Index

1 year
5 years
Since
10/31/91

What are the International Equity Fund's fees and expenses?
You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.

-----------------------------------------------------------------
Maximum sales charge (load) imposed on purchases as         None
a percentage of offering price
-----------------------------------------------------------------
Maximum contingent deferred sales charge (load) as a
None percentage of original purchase price or redemption
price, whichever is lower
-----------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested           None
dividends
-----------------------------------------------------------------
Redemption fees                                             None
-----------------------------------------------------------------
Exchange Fees(1)                                            None
-----------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets before it pays dividends and before its net asset value and total return are calculated. We will not charge you separately for these expenses. These expenses are based on amounts incurred during the Fund's most recent fiscal year.


------------------------------------------------------------
Management fees
------------------------------------------------------------
Distribution and service (12b-1) fees
------------------------------------------------------------
Other expenses
------------------------------------------------------------
Total operating expenses
------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. 2 This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

----------------------------
1 year
----------------------------
3 years
----------------------------
5 years
----------------------------
10 years
----------------------------

1 Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

2 The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.

Profile: Emerging Markets Fund

What are the Fund's goals?
The Emerging Markets Fund seeks long-term capital appreciation. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
The Fund invests primarily in equity securities of issuers located or operating in emerging countries. The Fund is an international fund. Under normal market conditions, at least 65% of the Fund's total assets will be invested in equity securities of issuers from at least three different countries which are considered to be emerging or developing. An issuer is considered to be from the country where it is located, where the majority of its assets are or where it generates the majority of its operating income.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. This Fund will be affected primarily by declines in stock prices which can be caused by a drop in foreign stock markets or poor performance in specific industries or companies. Because the Fund invests primarily in international securities in developing countries as well a established countries, it will be affected by international investment risks related to changes in currency valuations, political instability, economic instability, or inadequate regulatory standards. The Fund may invest up to 35% of its net assets in high yield, high risk foreign fixed income securities which are subject to substantial risks, particularly during periods of economic down turns or rising interest rates. The Fund is considered "non-diversified" under federal laws and regulations that regulate mutual funds. Thus, adverse effects on the Fund's investments may affect a larger portion of its overall assets and subject the Fund to greater risks. For a more complete discussion of risk, please turn to page ___.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.


Who should invest in the Fund
  o Investors with long-term financial goals (at least three years).
  o Investors looking for a portfolio of securities of emerging markets which may offer high return potential but can be substantially more risky than investments in either the U.S. or established foreign countries.

Who should not invest in the Fund
  o Investors with short-term financial goals.
  o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term. o Investors who do not understand the significant risks associated with investing in emerging markets.

How has the Emerging Markets Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Institutional Class shares have varied over the past two calendar years, as well as the average annual returns of these shares for the one year period and since inception--all compared to the performance of the Morgan Stanley Emerging Markets Free Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding the securities. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect voluntary expense caps in effect during the periods. The returns would be lower without the voluntary caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (INSTITUTIONAL CLASS) FPO]
Year-by-year total return (Institutional Class)

      Emerging Market Fund         Morgan Stanley Emerging Markets Free Index
      A Class

1997
1998


As of December 31, 1998, the Fund's Institutional Class shares had a year-to-date return of _____%. During the periods illustrated in this bar chart, Institutional Class's highest return was ____% for the quarter ended ___________ and its lowest return was _____% for the quarter ended __________.


How has the Emerging Markets Fund performed? (continued)


               Average annual returns for periods ending 12/31/98

       CLASS              Institutional       Morgan Stanley
                                              Emerging Markets Free
                                              Index

       1 year
       Since Inception
       (6/10/96)

What are the Emerging Market Fund's fees and expenses?
You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.

-----------------------------------------------------------------
Maximum sales charge (load) imposed on purchases as         None
a percentage of offering price
-----------------------------------------------------------------
Maximum contingent deferred sales charge (load) as a
None percentage of original purchase price or redemption
price, whichever is lower
-----------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested           None
dividends
-----------------------------------------------------------------
Redemption fees                                             None
-----------------------------------------------------------------
Exchange Fees1                                              None
-----------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets before it pays dividends and before its net asset value and total return are calculated. We will not charge you separately for these expenses. These expenses are based on amounts incurred during the Fund's most recent fiscal year.


-----------------------------------------------------------
Management fees
-----------------------------------------------------------
Distribution and service (12b-1) fees
-----------------------------------------------------------
Other expenses
-----------------------------------------------------------
Total operating expenses2
-----------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. 3 This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

----------------------------
1 year
----------------------------
3 year
----------------------------
5 year
----------------------------
10 year
----------------------------

1. Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

2. Beginning ________, the investment manager has agreed to waive fees and pay expenses through May 31, 1999, in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 1.70% of average daily net assets. The manager's voluntary commitments of waiver and payment have varied over the life of the Fund.

3. The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods in this example. In addition, this example does not reflect the voluntary expenses cap described in footnote 2.

How we manage the Funds

Our investment strategies
We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for a particular Fund. Following are descriptions of how the portfolio managers pursue the Funds' investment goals.

   We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

Global Bond Fund

The Global Bond Fund seeks current income consistent with the preservation of investors' principal. The Global Bond Fund invests primarily in fixed-income securities that may also provide the potential for capital appreciation. Under normal circumstances, at least 65% of the Fund's total assets will be invested in the fixed-income securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one of which may be the United States.

The fixed-income securities in which the Fund may invest include foreign and U.S. government securities and debt obligations of foreign and U.S. companies which are generally rated A or better by Standard & Poor's Ratings Group ("S&P") and Baa by Moody's Investors Services, Inc. ("Moody's"), or if unrated, are deemed to be of comparable quality by the Manager. However, the Fund may also invest in securities of issuers in emerging markets countries, including Brady Bonds, which tend to be of lower quality and more speculative than securities of developed country issuers. Such securities may be rated lower than BBB by S&P or Baa by Moody's, or if unrated, are considered by the Manager to be of equivalent quality. See "High Yield, High Risk Securities" under Emerging Market Fund. Generally, the value of fixed-income securities moves inversely to the movement of market interest rates. The value of the Fund's portfolio securities and, thus, an investor's shares will be affected by changes in such rates. It is anticipated that the average weighted maturity of the portfolio will be in the five-to-ten year range. If, however, the Manager anticipates a declining interest rate environment, the average weighted maturity may be extended past ten years. Conversely, if the Manager anticipates a rising rate environment, the average weighted maturity may be shortened to less than five years.

The Fund may also invest in zero-coupon bonds and in the debt securities of supranational entities denominated in any currency. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. Examples of supranational entities include, among others, the International Bank for Reconstruction and Development (more commonly known as the World Bank), the European Economic Community, the European Coal and Steel Community, the European Investment Bank, the Inter-Development Bank, the Export-Import Bank and the Asian Development Bank. For increased safety, the Fund currently anticipates that a large percentage of its assets will be invested in securities of supranational entities and in U.S. and foreign government securities.

With respect to U.S. government securities, the Fund may invest only in securities issued or guaranteed as to the payment of principal and interest by the U.S. government, and those of its agencies or instrumentalities which are backed by the full faith and credit of the United States. Direct obligations of the U.S. government which are available for purchase by the Fund include bills, notes, bonds and other debt securities issued by the U.S. Treasury. These obligations differ mainly in interest rates, maturities and dates of issuance. Agencies whose obligations are backed by the full faith and credit of the United States include the Farmers Home Administration, Federal Financing Bank and others. With respect to securities issued by foreign governments, their agencies, instrumentalities or political subdivisions, the Fund will generally invest in such securities if they have been rated AAA or AA by S&P or Aaa or Aa by Moody's or, if unrated, have been determined by the Manager to be of comparable quality. However, a portion of the Fund's assets may also be invested in such foreign governmental securities issued by emerging or developing countries, which may be lower rated, including securities rated below investment grade.

While the Fund may purchase securities of issuers in any foreign country, developed and underdeveloped, or emerging market countries, it is currently anticipated that the countries in which the Fund may invest will include, but not be limited to, Canada, Germany, the United Kingdom, France, the Netherlands, Belgium, Spain, Switzerland, Japan, Australia, Hong Kong and Singapore/Malaysia, as well as Indonesia, Korea, the Philippines, Taiwan, Thailand and South Africa. With respect to certain countries, investments by an investment company may only be made through investments in closed-end investment companies that in turn are authorized to invest in the securities of such countries.

Global Equity Fund

Global Equity Fund seeks long-term growth without undue risk to principal. The Fund seeks to achieve this objective by investing in global equity securities that provide the potential for capital appreciation and income. Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one of which may be the United States. The Fund will invest in a broad range of equity securities including common stocks, preferred stocks, convertible securities and warrants. The Fund may also invest in sponsored or unsponsored American Depositary Receipts, European Depositary Receipts or Global Depositary Receipts ("Depositary Receipts"), which are receipts typically issued by a bank or trust company evidencing ownership of underlying securities issued by a foreign company.

The Fund will attempt to achieve its investment objective by investing in securities traded in equity markets and currencies that the investment manager and sub-adviser believe offer the best relative value within the global investment universe. A dividend discount model will be employed to assess value across country boundaries. When using a dividend discount analysis to value individual equity markets, the investment manager and sub-adviser will look at future anticipated dividends and discount the value of those dividends back to what they would be worth if they were being paid today. The investment manager and sub-adviser will use this technique to attempt to compare the value of different investments.

In a global portfolio, currency return is also an integral component of an investment's total return. The investment manager will use a purchasing power parity approach to access the value of individual currencies. Purchasing power parity attempts to identify the amounts of goods and services that a dollar will buy in the United States and compare that to the amount of a foreign currency required to buy the same amount of goods and services in another country. Eventually, currencies should trade at levels that would make it possible for the dollar to buy the same amount of goods and services overseas as in the United States. When the dollar buys less, the foreign currency may be considered to be overvalued. Conversely, when the dollar buys more, the currency may be considered to be undervalued.

Simultaneous with identifying the most attractive equity markets and currencies, the investment manager will attempt to purchase undervalued securities. Individual equity securities around the world will be selected on the basis of an analysis of the issuing company's operations, financial statements and each company's current valuation. In the selection process, the manager and sub-adviser will place special emphasis on present dividend yield and expectations for dividend growth.

The Fund may purchase securities in any foreign country, developed and underdeveloped, or emerging market countries. With respect to certain countries, investments by an investment company may only be made through investments in closed-end investment companies that in turn are authorized to invest in the securities of such countries.

The Fund may also seek to achieve growth through investment of up to 35% of its assets in income producing debt securities such as U.S. or foreign government or corporate bonds. In addition, for temporary defensive purposes, the Fund may invest all or a substantial portion of its assets in high quality debt instruments issued by foreign governments, their agencies, instrumentalities or political subdivisions, the U.S. government, its agencies or instrumentalities (and which are backed by the full faith and credit of the U.S. government), or issued by foreign or U.S. companies. For example, the Fund may invest in U.S. fixed-income markets when the Manager believes that the global equity markets are excessively volatile or overvalued so that the Fund's objective cannot be achieved in such markets. Any corporate debt obligations will be rated AA or better by S&P, Aa or better by Moody's, or have an equivalent rating from another nationally recognized statistical rating organization, or if unrated, will be determined to be of comparable quality by the investment manager. The Fund may also invest in the securities listed above pending investment of proceeds from new sales of Fund shares and to maintain sufficient cash to meet redemption requests.

International Equity Fund

The investment objective of International Equity Fund is to achieve long-term growth without undue risk to principal. The Fund seeks to achieve this objective by investing primarily in securities that provide the potential for capital appreciation and income. The Fund is an international fund. Under normal circumstances, at least 65% of the Fund's total assets will be invested in the securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries outside of the United States. The Fund will attempt to achieve its investment objective by investing in a broad range of equity securities including common stocks, preferred stocks, convertible securities and warrants. The Fund may also invest in sponsored or unsponsored Depositary Receipts.

The Manager will employ a dividend discount analysis across country boundaries and will also use a purchasing power parity approach to identifying currencies and markets that are overvalued or undervalued relative to the U.S. dollar. With a dividend discount analysis, the Manager looks at future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. The Manager uses this technique to attempt to compare the value of different investments. With a purchasing power parity approach, the Manager attempts to identify the amount of goods and services that a dollar will buy in the United States and compare that to the amount of a foreign currency required to buy the same amount of goods and services in another country. Eventually, currencies should trade at levels that should make it possible for the dollar to buy the same amount of goods and services overseas as in the United States. When the dollar buys less, the foreign currency may be considered to be overvalued.
When the dollar buys more, the currency may be considered to be undervalued.

While the Fund may purchase securities in any foreign country, developed and underdeveloped, or emerging market countries, it is currently anticipated that the countries in which the Fund may invest will include, but not be limited to, Canada, Germany, the United Kingdom, France, the Netherlands, Belgium, Spain, Switzerland, Japan, Australia, Hong Kong and Singapore/Malaysia. In certain countries, investments may only be made by purchasing shares of closed-end investment companies that in turn are authorized to invest in the securities of such countries.

For temporary defensive purposes, the Fund may invest all or a substantial portion of its assets in high quality debt instruments issued by foreign governments, their agencies, instrumentalities or political subdivisions, the U.S. government, its agencies or instrumentalities and which are backed by the full faith and credit of the U.S. government, or issued by foreign or U.S. companies. For example, the Fund may invest in U.S. fixed-income markets when the Manager believes that the global equity markets are excessively volatile or overvalued so that the Fund's objective cannot be achieved in such markets. Any corporate debt obligations will be rated AA or better by S&P, or Aa or better by Moody's, or if unrated, will be determined to be of comparable quality by the Manager. The Fund may also invest in the securities listed above pending investment of proceeds from new sales of Fund shares and to maintain sufficient cash to meet redemption requests.

The Fund may invest in securities issued in any currency and may hold foreign currency. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units such as the European Currency Unit ("ECU").

Emerging Markets Fund

Emerging Markets Fund seeks to achieve long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries. Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities of issuers organized or having a majority of their assets or deriving a majority of their operating income in at least three different countries which are considered to be emerging or developing. The Fund will attempt to achieve its investment objective by investing in a broad range of equity securities, including common stocks, preferred stocks, convertible securities and warrants issued by companies located or operating in emerging countries.

The Fund considers an "emerging country" to be any country which is generally recognized to be an emerging or developing country by the international financial community, including the World Bank and the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities as developing. In addition, any country that is included in the IFC Free Index or MSCI EMF Index will be considered to be an "emerging country." As of the date of this Prospectus, there are more than 130 countries which, in the Manager's judgment, are generally considered to be emerging or developing countries by the international financial community, approximately 40 of which currently have stock markets. Within this group of developing or emerging countries are included almost every nation in the world, except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western and Northern Europe.

Currently, investing in many emerging countries is not feasible, or may, in the Manager's opinion, involve unacceptable political risks. The Fund will focus its investments in those emerging countries where the Manager considers the economies to be developing strongly and where the markets are becoming more sophisticated. The Manager believes that investment opportunities may result from an evolving long-term international trend favoring more market-oriented economies, a trend that may particularly benefit certain countries having developing markets. This trend may be facilitated by local or international political, economic or financial developments that could benefit the capital markets in such countries.

In considering possible emerging countries in which the Fund may invest, the Manager will place particular emphasis on certain factors, such as economic conditions (including growth trends, inflation rates and trade balances), regulatory and currency controls, accounting standards and political and social conditions. It is currently anticipated that the countries in which the Fund may invest will include, but not be limited to, Argentina, Botswana, Brazil, Chile, China, Colombia, Czech Republic, Estonia, Ghana, Greece, Hong Kong, Hungary, India, Indonesia, Ivory Coast, Jamaica, Jordan, Kenya, Korea, Latvia, Lithuania, Malaysia, Mauritius, Mexico, Morocco, Nigeria, Pakistan, Peru, the Philippines, Poland, Portugal, Russia, Slovenia, South Africa, Sri Lanka, Taiwan, Thailand, Turkey, Venezuela and Zimbabwe. As markets in other emerging countries develop, the Manager expects to expand and further diversify the countries in which the Fund invests.

Although not an exclusive list of criteria to be considered by the Manager, an emerging country equity security is one issued by a company that, in the opinion of the Manager, exhibits one or more of the following characteristics: (i) its principal securities trading market is an emerging country, as defined above;
(ii) while traded in any market, alone or on a consolidated basis, the company derives 50% or more of its annual revenues from either goods produced, sales made or services performed in emerging countries; or (iii) it is organized under the laws of, and has a principal office in, an emerging country. Determinations as to eligibility will be made by the Manager based on publicly available information and inquiries made of the companies.

The Fund may invest up to 35% of its net assets in fixed-income securities issued by emerging country companies, and foreign governments, their agencies, instrumentalities or political subdivisions, all of which may be high yield, high risk fixed-income securities rated lower than BBB by S&P and Baa by Moody's or, if unrated, are considered by the Manager to be of equivalent quality and which present special investment risks. The Fund may also invest in zero-coupon securities.

For temporary defensive purposes, the Fund may invest all or a substantial portion of its assets in high quality debt instruments issued by foreign governments, their agencies, instrumentalities or political subdivisions, the U.S. government, its agencies or instrumentalities (and which are backed by the full faith and credit of the U.S. government), or issued by foreign or U.S. companies. For example, the Fund may invest in U.S. fixed-income markets when the Manager believes that the global equity markets are excessively volatile or overvalued so that the Fund's objective cannot be achieved in such markets. Any corporate debt obligations will be rated AA or better by S&P, or Aa or better by Moody's, or if unrated, determined by the Manager to be of comparable quality. The Fund may also invest in the securities listed above pending investment of proceeds from new sales of Fund shares and to maintain sufficient cash to meet redemption requests.

High Yield, High Risk Securities -- Emerging Markets Fund may invest up to 35% of its net assets, in high yield, high risk foreign fixed-income securities, including so-called Brady Bonds. In the past, in the opinion of Manager, the high yields from these bonds have more than compensated for their higher default rates. There can be no assurance, however, that yields will continue to offset default rates on these bonds in the future. The Manager intends to maintain an adequately diversified portfolio of these bonds. While diversification can help to reduce the effect of an individual default on the Funds, there can be no assurance that diversification will protect the Funds from widespread bond defaults brought about by a sustained economic downturn.

Medium- and low-grade bonds held by the Funds may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Also these bonds are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial.

The economy and interest rates may affect these high yield, high risk securities differently from other securities. Prices have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or a substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will also ordinarily have a more dramatic effect on the values of these investments than on the values of higher-rated securities. Consequently, these changes will affect the Fund's net asset value per share.


Please see "The securities we typically invest in" and "The risks of investing in the Funds" for additional investment strategies and risks associated with investing in these Funds.

The securities we typically invest in
Stocks offer investors the potential for capital appreciation, and may pay dividends as well. Fixed-income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation. The following chart provides a brief description of the securities that the Funds may invest in. Please see the Statement of Additional Information for additional descriptions of these as well as other investments.

------------------------------------------------------------------------------------------------------------------------------
                     Securities                                                   How we use them
------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds: Debt obligations issued by a          The Global Bond Fund may invest in bonds generally rated A or better
corporation.                                           by S&P and Baa by Moody's. The Global Equity, International Equity
                                                       Fund and Emerging Markets Fund may invest in corporate obligations rated AA or better by S&P and Aa or better by Moody's, or if unrated, determined to be of comparable quality.

------------------------------------------------------------------------------------------------------------------------------
Common Stocks: Securities that represent               Consistent with their respective investment objective, certain Funds
shares of ownership in a corporation.                  will invest their assets in common stocks, as well as in dividend
Stockholders participate in the corporation's          paying stocks
profits and losses, proportionate to the number
of shares they own.

------------------------------------------------------------------------------------------------------------------------------
Foreign Currency Transactions:  The Funds will         Although the Funds value their assets daily in terms of U.S. dollars,
invest in securities of foreign issuers and may hold   they do not intend to convert their holdings of foreign currencies
foreign currency.  In addition, the Funds may enter    into U.S. dollars on a daily basis.  Each Fund will, however, from
into contracts to purchase or sell foreign             time to time, purchase or sell foreign currencies and/or engage in
currencies at a future date (i.e., a "forward          forward foreign currency transactions in order to expedite settlement
foreign currency contract" or "forward contract").     of portfolio transactions and to minimize currency value
A forward contract involves an obligation to           fluctuations.  Each Fund may conduct its foreign currency
purchase or sell a specific currency at a future       transactions on a spot (i.e., cash) basis at the spot rate prevailing
date, which may be any fixed number of days from the   in the foreign currency exchange market or through a forward foreign
date of the contract, agreed upon by the parties, at   currency contract or forward contract.  The Funds will convert
a price set at the time of the contract.  A Fund may   currency on a spot basis from time to time, and investors should be
enter into forward contracts to "lock-in" the price    aware of the costs of currency conversion.  By entering into these
of a security it has agreed to purchase or sell, in    transactions, the Funds attempt to protect themselves against a
terms of U.S. dollars or other currencies in which     possible loss resulting from an adverse change in currency exchange
the transaction will be consummated.                   rates during the period between when the security is purchased or sold and the date on which payment is made or received.

------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements: An agreement between a buyer    Typically, we use repurchase agreements as a short-term investment
and seller of securities in which the seller agrees    for a Fund's cash position. In order to enter into these repurchase
to buy the securities back within a specified time     agreements, the Fund must have collateral of at least 102% of the
at the same price the buyer paid for them, plus an     repurchase price.
amount equal to an agreed upon interest rate.
Repurchase agreements are often viewed as equivalent
to cash.

------------------------------------------------------------------------------------------------------------------------------
American Depositary Receipts (ADRs): Certificates      Each Fund may invest in sponsored and unsponsored ADR's that are
issued by a U.S. bank that represent a stated number   actively traded in the United States.
of shares of a foreign corporation that the bank
holds in its vault.  An ADR entitles the holder to
all dividends and capital gains earned by the
underlying foreign shares. An ADR is bought and sold
the same as U.S. securities.

------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                     Securities                                                   How we use them
------------------------------------------------------------------------------------------------------------------------------
European Depositary Receipts (EDRs) and Global         In conjunction with their investments in foreign securities, the
Depositary Receipts (GDRs): EDRs and GDRs are          Funds may invest in sponsored and unsponsored EDRs and GDRs that are
receipts issued by non-U.S. banks or trust companies   actively traded in the United States.
and foreign branches of U.S. banks that evidence
ownership of the underlying foreign or U.S.
securities.  Sponsored EDRs or GDRs are issued
jointly by the issuer of the underlying security and
a Depositary, and unsponsored EDRs or GDRs are
issued without the participation of the issuer of
the deposited security.

------------------------------------------------------------------------------------------------------------------------------
Restricted Securities: Privately placed securities     The Global Bond Fund and International Equity Fund may invest up to
whose resale is restricted under securities law.       10% of their assets in privately placed securities that are eligible for resale only among certain institutional buyers without registration.  These are commonly known as "Rule 144A Securities."
                                                       The Global Equity and Emerging Markets Funds may invest up to 15% in these securities.

------------------------------------------------------------------------------------------------------------------------------
Borrowing from Banks                                   Each Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. A Fund will not borrow money in excess of one-third of the value of its net assets.

------------------------------------------------------------------------------------------------------------------------------
Securities Lending: These transactions involve the     Each Fund may loan up to 25% of its assets to qualified
loan of securities owned by the Fund to qualified      broker/dealers or institutional investors. These transactions will
dealers and investors for their use relating to        generate additional income for the Fund.
short-sales or other securities transactions.

------------------------------------------------------------------------------------------------------------------------------
Investment Company Securities                          Each Fund may invest in either closed-end or open-end  investment companies consistent with the 1940 Act requirements. These investments involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

------------------------------------------------------------------------------------------------------------------------------
Zero Coupon Bonds: Zero coupon securities are debt     Global Bond Fund and Emerging Markets Fund may invest in zero coupon
obligations which do not entitle the holder to any     bonds. The market prices of zero coupon bonds are generally more
periodic payments of interest prior to maturity or a   volatile than the market prices of securities that pay interest
specified date when the securities begin paying        periodically and are likely to respond to changes in interest rates
current interest, and therefore, are issued and        to a greater degree than do non-zero coupon securities having similar
traded at a discount from their face amounts or par    maturities and credit quality.
value.

------------------------------------------------------------------------------------------------------------------------------
Brady Bonds: These are debt securities issued under    The Global Bond Fund and The Emerging Markets Fund may invest in the
framework of the Brady Plan, an initiative             Brady Bonds consistent with their respective investment objective.
announced by the U.S. Treasury Secretary, Nicholas     We believe that the economic reforms undertaken by countries in
F. Brady in 1989, as a mechanism for debtor nations    connection with the issuance of Brady Bonds makes the debt of to
restructure their outstanding external                 countries that have issued or have announced plans to issue Brady
indebtedness (generally, commercial bank debt).        Bonds an attractive opportunity for investment.

------------------------------------------------------------------------------------------------------------------------------

The Funds may also invest in futures contracts, and options. Please see the Statement of Additional Information for additional descriptions on these securities as well as those listed in the table above.

Portfolio turnover
Each Fund anticipates that its annual portfolio turnover will be less than 100%. A turnover rate of 100% would occur if a Fund sold and replaced securities valued at 100% of its net assets within one year.

The risks of investing in the Funds
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in a Fund you should carefully evaluate the risks. An investment in the Funds typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in the Funds. Please see the Statement of Additional Information for further discussion of these risks and the other risks not discussed here.

------------------------------------------------------------------------------------------------------------------------------
                     Securities                                                   How we use them
------------------------------------------------------------------------------------------------------------------------------
Market Risk is the risk that all or a majority of the     We maintain a long-term investment approach and focus on stocks we
securities in a certain market--like the stock or bond    believe can appreciate over an extended time frame regardless of
market--will decline in value because of factors such     interim market fluctuations. We do not try to predict overall stock
as economic conditions, future expectations or            market movements and do not trade for short-term purposes. We may
investor confidence.                                      hold a substantial part of each Fund's assets in cash or cash equivalents as a temporary defensive strategy.

------------------------------------------------------------------------------------------------------------------------------
Industry and Security Risk is the risk that the value     We limit the amount of each Fund's assets invested in any one
of securities in a particular industry or the value       industry and in any individual security. We also follow a rigorous
of an individual stock or bond will decline because       selection process before choosing securities for the portfolio.
of changing expectations for the performance of that
industry or for the individual company issuing the
stock or bond.

------------------------------------------------------------------------------------------------------------------------------
Interest Rate Risk is the risk that securities,           In an attempt to protect Global Bond Fund's investments from
particularly bonds with longer maturities, will           interest rate fluctuations, the Fund may engage in interest rate
decrease in value if interest rates rise. swaps.          Interest rate swaps involve the exchange by another party of their
the Fund with                                             respective rights to receive interest. The  Fund intends to use interest rate swaps as a hedge and not as a speculative investment.
                                                          The use of interest rate swaps involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Manager is  incorrect is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of the Fund will be less favorable than it would have been if this investment technique were never used.

------------------------------------------------------------------------------------------------------------------------------
Foreign Risk is the risk that foreign securities may      We carefully evaluate the overall situations in the countries where
be adversely affected by political instability,           we invest in an attempt to reduce these risks.  We also tend to
changes in currency exchange rates, foreign economic      avoid markets where we believe accounting principles or the
conditions or inadequate regulatory and accounting        regulatory structure are underdeveloped. [CONFIRM]
standards.

------------------------------------------------------------------------------------------------------------------------------
Currency Risk is the risk that the value of a Fund's      Each Fund may try to hedge its currency risk by purchasing foreign
investments may be negatively affected by changes in      currency exchange contracts. By agreeing to purchase or sell
foreign currency exchange rates. Adverse changes in       foreign securities at a pre-set price on a future date, the Funds
exchange rates may reduce or eliminate any gains          strive to protect the value of the stock they own from future
produced by investments that are denominated in           changes in currency rates. Each Fund will use forward currency
foreign currencies and may increase any losses.           exchange contracts only for defensive measures, not to enhance portfolio returns.  However, there is no assurance that a strategy such as this will be successful. [CONFIRM]

-----------------------------------------------------------------------------------------------------------------------------
Political Risk is the risk that countries or the          We carefully evaluate the political situations in the countries
entire region where we invest may experience              where we invest and take into account any potential risks before we
political instability, which may cause greater            select securities for the portfolio.  However, there is no way to
fluctuation in the value of our investments due to        eliminate political risk when investing internationally.
changes in currency exchange rates, governmental
seizures or nationalization of assets.

-----------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                     Securities                                                   How we use them
------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Risk is the possibility that the         The Global Bond Fund and Emerging Markets Fund carefully selects
risks associated with international investing will be     securities within emerging markets and strives to consider all
greater in emerging markets than in more developed        relevant risks associated with an individual company. We cannot
foreign markets because, among other things, emerging     eliminate emerging market risk and consequently encourage
markets may have less stable political and economic       shareholders to invest in these Funds only if they have a long-term
environments.                                             time horizon, over which the potential of individual securities is more likely to be realized.

------------------------------------------------------------------------------------------------------------------------------
Inefficient Market Risk is the risk that foreign The Funds will attempt to reduce these risks through portfolio markets may be less liquid, have greater price diversification, credit analysis and attention to trends in the volatility, less regulation and higher transaction economy, industries and financial markets.
costs than U.S. markets.

------------------------------------------------------- ----------------------------------------------------------------------
------------------------------------------------------- ----------------------------------------------------------------------
Information Risk is the possibility that foreign          Each Fund conducts a great deal of fundamental research on the
companies are subject to different accounting,            companies that it invests in rather than relying solely on
auditing and financial reporting standards than U.S.      information available through financial reporting.  We believe this
companies.  There may be less information available       will help us to better uncover any potential weaknesses in
about foreign issuers than domestic issuers.              individual companies.
Furthermore, regulatory oversight of foreign issuers
may be less stringent or less consistently applied
than in the United States.

------------------------------------------------------------------------------------------------------------------------------
Non-Diversified Funds are believed to be subject to       While the Global Bond Fund and Emerging Markets Fund each intend to
greater risks because adverse effects on their            seek to qualify as a "diversified" investment company under a
security holdings may affect a larger portion of          provision of Subchapter M of the Code, none of these Funds will be
their overall assets.                                     diversified under the 1940 Act. Thus, 50% of each Fund's total net assets will be divided among cash, cash items, U.S. government securities, and other securities, with no more than 5% of a Fund's total net assets invested with one issuer. However this will not satisfy the 1940 Act requirement that 75% of a Fund's assets be limited to not more than 5% per issuer.

------------------------------------------------------------------------------------------------------------------------------
Foreign Government Securities Risks involve the           The Global Bond Fund and Emerging Markets Fund attempt to reduce the
ability of a foreign government or government related     risks associated with investing in foreign governments by setting
issuer to make timely and ultimate payments on its        rating standards and by limiting the portion of portfolio assets
external debt obligations. This ability to make           that may be invested in such securities.
payments will be strongly influenced by the issuer's
balance of payments, including export performance,
its access to international credits and investments,
fluctuations in interest rates and the extent of its
foreign reserves.

------------------------------------------------------------------------------------------------------------------------------
High Yield, High Risk Foreign Fixed-Income Securities   The Global Bond Fund may invest in these securities. The Emerging
are those securities rated lower than BBB by S&P and    Markets Fund may invest up to 35% of its net assets in these
Baa by Moody's. Securities of this type are considered  securities.
to be of poor standing and predominantly speculative
as the ability to repay interest and principal.
------------------------------------------------------- ----------------------------------------------------------------------


Who manages the Funds

Investment manager
The Funds are managed by Delaware International Advisers, Ltd. Delaware International is affiliated with Delaware Management Company, Inc. Delaware International makes investment decisions for the Funds, manages the Funds' business affairs and provides daily administrative services. Delaware Management is the sub-adviser to the Global Equity Fund. With overall supervision of the manager, the sub-adviser manages the U.S. securities portion of Global Assets Fund's portfolio and furnishes the manager with investment recommendations, asset allocation advice, research and other investment services regarding U.S. securities. For the services provided, the manager was paid a fee for the last fiscal year as follows:

                           Investment Management Fees

--------------------------------------------------------------------------------------------------------------------------
                                                                                     International      Emerging Markets
                                         Global Bond Fund    Global Equity Fund       Equity Fund             Fund
--------------------------------------------------------------------------------------------------------------------------

As a percentage of average daily net
assets
--------------------------------------------------------------------------------------------------------------------------


Portfolio managers

Ian G. Sims and Christopher A. Moth have primary responsibility for making day-to-day investment decisions for Global Bond Fund. Mr. Sims has been the senior portfolio manager for this Fund since its inception. Mr. Sims joined Delaware International in 1990 as a senior international fixed-income and currency manager. Mr. Moth joined Delaware in 1992, and became Co-Manager of this Fund in January 1997.

Elizabeth A. Desmond has primary responsibility for making day-to-day investment decisions for Global Equity Fund since the Fund's inception. Prior to joining Delaware in 1991, Ms. Desmond was a Pacific Basin equity analyst and senior portfolio manager at Hill Samuel Investment Advisers Ltd. Robert L. Arnold has responsibility for making investment decisions for the U.S. equity portion of Global Equity Fund and has had such responsibility since the Fund's inception.

Clive A. Gillmore and Nigel A. May have primary responsibility for making day-to-day investment decisions for the International Equity Fund. Mr. Gillmore has been the senior portfolio manager for the Fund since its inception, and Mr. May joined Mr. Gillmore as Co-Manager of the Fund on December 22, 1997. Mr. May joined Delaware International in 1991, assuming portfolio management and analytical responsibilities for continental Europe. In making investment decisions for International Equity Fund, Mr. Gillmore and Mr. May regularly consult with an international equity team of fourteen members. They also regularly consult with David G. Tilles. Mr. Tilles, who is Chief Investment Officer for Delaware International.

Mr. Gillmore also has primary responsibility for making day-to-day investment decisions for Emerging Markets Fund. Mr. Gillmore joined Delaware in 1990, and he has been the senior portfolio manager for the Fund since its inception. In making investment decisions for Emerging Markets Fund, Mr. Gillmore regularly consults with Mr. Tilles and an international equity team of fourteen members.

Who's who?

This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments funds.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]
                               Board of Directors

Investment Manager                                     The Funds                      Custodian
Delaware International Advisers                                                 The Chase Manhattan Bank
Third Floor                                                                     4 Chase Metrotech Center
80 Cheapside                                                                    Brooklyn, NY 11245
London, England EC2V 6EE

Sub-Adviser
Delaware Management Company
One Commerce Square
Philadelphia, PA 19103


Portfolio managers                  Distributor Services                        Distributor
(see page 10 for details)           Delaware Service Company, Inc.              Delaware Distributors, L.P.
                                    1818 Market Street                          1818 Market Street
                                    Philadelphia, PA 19103                      Philadelphia, PA 19103

                                  Shareholders

Board of directors A mutual fund is governed by a board of directors which has oversight responsibility for the management of the fund's business affairs. Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the board of directors must be independent of the fund's investment manager or distributor. These independent fund directors, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Sub-adviser A sub-adviser is a company generally responsible for the management of the fund's assets. They are selected and supervised by the investment manager.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and typically place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to National Association of Securities Dealers, Inc. (NASD) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect directors. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account

Investing in the Funds

o Institutional Class shares are available for purchase only by the following:

o retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans

o tax-exempt employee benefit plans of the manager or its affiliates and securities dealer firms with a selling agreement with the distributor

o institutional advisory accounts of the manager, or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts

o a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee

o registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services

How to buy shares

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By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.


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By wire
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014128934013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us at 800-510-4015 so we can assign you an account number.


[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that you may not exchange your shares for Class B or Class C shares. To open an account by exchange, call your Client Services Representative at 800-510-4015.


[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receives your order before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. Currently, the Exchange is closed when the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. We reserve the right to reject any purchase order.

We determine the Funds' net asset value (NAV) per share at the close of trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the board of directors. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. We price all other securities at their fair market value using a method approved by the board of directors.

How to redeem shares


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By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of $50,000 or more, you must include a signature guarantee for each owner. You can also fax your written request to 215-255-8864. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.


[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.


[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. Bank information must be on file before you request a wire redemption.


[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, you will receive the net asset value as determined on the business day we receive your request. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Account minimum
If you redeem shares and your account balance falls below $250, the Fund may redeem your account after 60 days' written notice to you.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund. If you exchange shares to a fund that has a sales charge you will pay any applicable sales charges on your new shares. You don't pay sales charges on shares that are acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class B and Class C shares of the funds in the Delaware Investments family.

Dividends, Distributions and Taxes
For each Fund, dividends, if any, are paid quarterly, while any capital gains are distributed annually. We automatically reinvest all dividends and any capital gains, unless you tell us otherwise.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from these Funds is the same whether you reinvest your dividends or receive them in cash. Distributions from a Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year. Distributions declared in October, November or December but paid in January are taxable as if they were paid in December.

Global Funds, Inc. is required to withhold 31% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or certify that your TIN is correct, or if the IRS instructs us to do so.

Certain management considerations

Year 2000
As with other mutual funds, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by their service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Each Fund is taking steps to obtain satisfactory assurances that its major service providers are taking steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Funds.

EURO
Several European countries are participating in the European Economic and Monetary Union, which established a common European currency for participating countries. This currency is commonly known as the "Euro." Each participating country replaced its previous currency with the Euro on January 1, 1999. Additional European countries may elect to participate after that date. If a Fund is invested in securities of participating countries, it could be adversely affected if the computer systems used by its major service providers are not properly prepared to handle the implementation of this single currency or the adoption of the Euro by additional countries in the future. The Funds are taking steps to obtain satisfactory assurances that their major service providers are taking steps reasonably designed to address these matters on the computer systems that the service providers use. However, there can be no assurances that these steps will be sufficient to avoid any adverse impact on the business of the Fund.

Investments by Fund of Funds
International Equity Fund and Emerging Markets Fund accept investments from the series portfolios of Delaware Group Foundation Funds, a fund of funds. From time to time, a Fund may experience large investments or redemptions due to allocations or rebalancings by Foundation Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transactions costs or portfolio turnover. The manager will monitor transactions by Foundation Funds and will attempt to minimize any adverse effects on International Equity Fund, Emerging Markets Fund and Foundation Funds as a result of these transactions.

Financial information

Financial highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800o523o1918.

----------------------------------------------------------------------------------------------------------------
                                                                                Year Ended 11/30        Period
                                                                               Institutional Class     12/27/94
                                                                              ---------------------    through
Global Bond Fund                                                          1998     1997       1996     11/30/95
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $11.520    $11.270    $10.000

Income from investment operations                                                   0.658      0.788      0.782
Net investment income                                                              (0.515)     0.732      1.088
                                                                                  -------      -----    -------
Net realized and net unrealized gain (loss) on investments                          0.143      1.520      1.870
                                                                                  -------      -----    -------
Total from investment operations

Less dividends and distributions
Dividends from net investment income                                              (0.813)     (0.910)    (0.600)
Distributions from realized gain on investments                                   (0.040)     (0.360)      none
                                                                                  ------     -------    -------
Total dividends and distributions                                                 (0.853)    (1.270)    (0.600)
                                                                                  ------     ------     -------

Net asset value, end of period                                                    $10.810    $11.520    $11.720
                                                                                  =======    =======    =======

Total return                                                                         1.45%     14.68%     19.21%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                           $11,278     $6,707       $897
Ratio of expenses to average net assets                                              0.95%      0.95%      0.95%
Ratio of expenses to average net assets
                  prior to expense limitation                                        1.74%      4.70%     12.04%
Ratio of net investment income to average net assets                                 6.06%      7.12%      8.00%
Ratio of net investment income to average net assets
                  prior to expense limitation                                        5.27%      3.37%    (3.09%)
Portfolio turnover                                                                     76%        42%        98%
----------------------------------------------------------------------------------------------------------------

Volatility                                                                                              Period
                                                                                                       12/27/94
                                                                                                       through
Volatility, as indicated by year-by-year total return(1)                  1998      1997      1996     11/30/95
                                                                        --------  -------   ---------- --------
Volatility chart is not part of Financial highlights and has not                     1.45%     14.68%     19.21%
been audited by Ernst & Young LLP

--------
(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

-------------------------------------------------------------------------------------------------------------------------
                                                                                     Institutional Class         Period
                                                                                       Year Ended 11/30        12/27/94
                                                                             -------------------------------    through
 Global Equity Fund                                                             1998        1997      1996      11/30/95
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period ($)                                                   13.340    11.930      10.000
Income From Investment Operations
Net investment income ($)                                                                   0.478     0.567       0.473
Net realized & unrealized gains (losses) on investments ($)                                 0.857     1.533       1.697
Total from investment operations ($)                                                        1.335     2.100       2.170
Less Distributions
Dividends from net investment income ($)                                                   (0.525)   (0.420)     (0.240)
Distributions from realized gains ($)                                                      (0.050)   (0.270)       none
Total distributions ($)                                                                    (0.575)   (0.690)     (0.240)
Net asset value, end of period  ($)                                                        14.100    13.340      11.930
Total Return (%)                                                                            10.34     18.38       21.88
Ratios and Supplemental Data:
Net asset value, end of period (000's omitted) ($)                                          2,310     2,203       2,191
Ratio of expenses to average daily net assets (%)                                            0.95      0.95        0.95
Ratio of net investment income to average daily net assets (%)                               3.54      4.43        5.05
Portfolio turnover rate (%)                                                                    74        34          57
-------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                                             Institutional Class
                                                                                               Year Ended 11/30
                                                                          -------------------------------------------------------
 International Equity Fund                                                  1998       1997        1996        1995        1994
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period ($)                                              14.710      12.240      11.970      11.290
Income From Investment Operations
Net investment income ($)                                                              0.267       0.530       0.323       0.166
Net realized & unrealized gains (losses) on investments ($)                            0.238       2.405       0.637       0.899
Total from investment operations ($)                                                   0.505       2.935       0.960       1.065
Less Distributions
Dividends from net investment income ($)                                              (0.475)     (0.320)     (0.220)     (0.245)
Distributions from realized gains ($)                                                 (0.020)     (0.145)     (0.470)     (0.140)
Total distributions ($)                                                               (0.495)     (0.465)     (0.690)     (0.385)
Net asset value, end of period  ($)                                                    14.720     14.710      12.240      11.970
Total Return (%)                                                                         3.55      24.68        8.46        9.47
Ratios and Supplemental Data:
Net asset value, end of period (000's omitted) ($)                                     71,177     34,194      11,660       7,613
Ratio of expenses to average daily net assets (%)                                        1.40       1.55        1.77        1.26
Ratio of net investment income to average daily net assets (%)                           1.76       4.00        2.87        1.52
Portfolio turnover rate (%)                                                                 8          9          21          27
---------------------------------------------------------------------------------------------------------------------------------



-------------------------------
Emerging Markets Fund
-------------------------------

How to read the Financial highlights

Net investment income
Net investment income includes dividend and interest income earned from the Fund's securities; it is after expenses have been deducted.

Net gains (losses) on investments (both realized and unrealized)
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders is listed under "Less dividends and distributions-Distributions from net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in the Fund. In calculating this figure for the financial highlights table, we include fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in the Fund's portfolio, less any liabilities, that are attributable to that class of the Fund.

(continues on page ___)

How to read the financial highlights
(begins on page ___)

Ratio of expenses to average daily net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average daily net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

Net investment income
Net investment income includes dividend and interest income earned from the Fund's securities; it is after expenses have been deducted.

Net realized and unrealized gains (losses) on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investments at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders is listed under "Less dividends and distributions-Distributions from net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in the Fund. In calculating this figure for the financial highlights table, we include fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in the Fund's portfolio, less any liabilities, that are attributable to that class of the Fund.

Ratio of expenses to average daily net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average daily net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

[begin glossary runs along the bottom of the pages]

How to use this glossary

Words found in the glossary are printed in boldface only the first time they appear in the prospectus. So if you would like to know the meaning of a word that isn't in boldface, you might still find it in the glossary.

Glossary A-C

Amortized cost
Amortized cost is a method used to value a fixed income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

[glossary to be continued]

[glossary continued]

Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise. See also Nationally recognized statistical rating organization.

Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical rating organization. See also Nationally recognized statistical rating organization.

Capital
The amount of money you invest.

[glossary to be continued]

[glossary continued]

C-D

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

[glossary to be continued]


[glossary continued]

Corporate bond
A debt security issued by a corporation. See bond.

Cost basis
The original purchase price of an investment, used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

[glossary to be continued]

[glossary continued]

D-I

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

[glossary to be continued]

[glossary continued]

Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities, the money you originally invested is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See Bonds.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

[glossary to be continued]

[glossary continued]

I-N

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

[glossary to be continued]

[glossary continued]

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

National Association of Securities Dealers (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.

[glossary to be continued]

[glossary continued]

N-S

Nationally recognized statistical rating organization (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service (Moody's), Standard & Poor's Corporation (S&P), Duff & Phelps, Inc. (Duff), and Fitch Investor Services, Inc. (Fitch).

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pays dividends at a fixed rate and is sometimes convertible into common stock.

[glossary to be continued]

[glossary continued]

Price/earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

[glossary to be continued]

[glossary continued]

S-T

S&P 500 Index
The Standard & Poor's 500 Composite Stock Index; an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate advisers for advice and service provided.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

[glossary to be continued]

[glossary continued]

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as "equities."

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

[glossary continued]

[glossary continued]

T-V

Volatility
The tendency of an investment to go up or down in value by different magnitudes. There are investments which are more likely to be "low volatility" and investments which are more likely to be "high volatility" investments.

[end glossary]

Bond Ratings

Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC--regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C--reserved for income bonds on which no interest is being paid; D--in default, and payment of interest and/or repayment of principal is in arrears.

[back cover]

Additional Information about the Funds

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the report period. You can find more detailed information about the Funds in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in these funds, you can write to us at 1818 Market Street, Philadelphia, PA 19103-3682, or call toll-free 800o523o1918. You may also obtain additional information about each of the Funds from your financial adviser.

You can find reports and other information about each Fund on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Funds, including their Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1o800oSECo0330.

Web site
www.delawarefunds.com
---------------------

E-mail
service@delinvest.com


Client Services Representative

800-510-4015

Delaphone Service

800-362-FUND (800-362-3863)

For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone service.


                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London
Investment Company Act file number: 811-6324

--------------------------------------------------------------------------------
                      STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
                                 MARCH 30, 1999
                                 --------------


                DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC.

                                Global Bond Fund
                            International Equity Fund
                              Emerging Markets Fund
                               Global Equity Fund

                               1818 Market Street
                             Philadelphia, PA 19103
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              For more information about the Institutional Classes:
                                  800-510-4015

                        For Prospectus, Performance and

                       Information on Existing Accounts of
               Class A Shares, Class B Shares and Class C Shares:
                             Nationwide 800-523-1918

                                Dealer Services:
                  (BROKER/DEALERS ONLY) Nationwide 800-362-7500
--------------------------------------------------------------------------------

         This Statement of Additional Information (Part B) describes shares of the Global Bond Series (the "Global Bond Fund"), the Global Equity Series (the "Global Equity Fund"), the International Equity Series (the "International Equity Fund") and the Emerging Markets Series (the "Emerging Markets Fund") of the Delaware Group Global & International Funds, Inc. ("Global Funds, Inc."), a registered, open-end management investment company.

         Each Fund offers Class A Shares, Class B Shares and Class C Shares (together referred to as the "Fund Classes"). Each Fund also offers an Institutional Class (together referred to the "Institutional Classes"). All references to "shares" in this Part B refer to all Classes of shares of Global Funds, Inc., except where noted.

         This Part B should be read in conjunction with the Prospectuses for the Funds, as they may be amended from time to time, dated [_____________] 1999. The Prospectuses may be obtained by writing or calling your investment dealer or by calling the Funds at 800-523-1918 or by contacting the Funds' national distributor, Delaware Distributors, L.P., 1818 Market Street, Philadelphia, PA 19103. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into each Class' Prospectus. The Funds' financial statements, the notes relating thereto, the financial highlights and the report of independent auditors are incorporated by reference from the Annual Report into this Part B. The Annual Report will accompany any request for Part B. The Annual Report can be obtained, without charge, by calling 800-523-1918.

TABLE OF CONTENTS
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Fund History
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Investment Policies and Portfolio Techniques
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Accounting and Tax Issues
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Performance Information
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Trading Practices and Brokerage
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Purchasing Shares
-----------------

Investment Plans
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Determining Offering Price and Net Asset Value
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Redemption and Exchange
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Distributions
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Investment Management Agreements and Sub-Advisory Agreements
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Officers and Directors
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Exchange Privilege
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General Information
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Financial Statements
--------------------

Appendix A - Investment Objectives of the Other Funds in the Delaware Investments Family
--------------------------------------------------------------------------------

FUND HISTORY

         Global Funds, Inc. is an open-end management investment company, commonly known as a mutual fund. Global Funds, Inc. was organized as a Maryland corporation on May 30, 1991. Global Funds, Inc. currently offers eight series of shares - International Equity Series, Global Bond Series, Global Equity Series, Emerging Markets Series, Global Opportunities Series, International Small Cap Series, New Europe Series and Latin America Series. Fund shares have a par value of $.01 and when issued will be fully paid, non-assessable, fully transferable and redeemable at the option of the holder. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no preemptive rights. Each Fund will vote separately on any matter that affects only that Fund. Shares of each Fund have a priority over shares of any other fund of Global Funds, Inc. in the assets and income of that Fund.


INVESTMENT POLICIES AND PORTFOLIO TECHNIQUES

Investment Restrictions

         Global Funds, Inc. has adopted the following restrictions for each Fund (except where otherwise noted) which, along with its investment objective, cannot be changed without approval by the holders of a "majority" of the respective Fund's outstanding shares, which is a vote by the holders of the lesser of a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

         Each Fund shall not:

         1. For International Equity Fund as to 75% of its total assets, and for Global Bond, Global Equity and Emerging Markets Funds, as to 50% of their respective total assets, invest more than 5% of their respective total assets in the securities of any one issuer (other than obligations issued, or guaranteed by, the U.S. government, its agencies or instrumentalities).

-------- 2. For International Equity, Global Bond and Global Equity Funds, invest in securities of other open-end investment companies, except as part of a merger, consolidation or other acquisition. This limitation does not prohibit a Fund from investing in the securities of closed-end investment companies at customary brokerage commission rates. Emerging Markets Fund may invest in securities of open-end, closed-end and unregistered investment companies, in accordance with the limitations contained in the Investment Company Act of 1940, as amended (the "1940 Act").

-------- 3. Make loans, except to the extent that purchases of debt obligations (including repurchase agreements) in accordance with a Fund's investment objective and policies, are considered loans and except that the Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

-------- 4. Purchase or sell real estate or real estate limited partnerships, but this shall not prevent a Fund from investing in securities secured by real estate or interests therein.

-------- 5. For International Equity Fund, purchase more than 10% of the outstanding voting securities of any issuer, or invest in companies for the purpose of exercising control or management.

-------- 6. Engage in the underwriting of securities of other issuers, except that, in connection with the disposition of a security, the Fund may be deemed to be an "underwriter" as that term is defined in the Securities Act of 1933 (the "1933 Act").

-------- 7. Make any investment which would cause 25% or more of its total assets to be invested in the securities of issuers all of which conduct their principal business activities in the same industry. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

-------- 8. For International Equity Fund, write, purchase or sell options, puts, calls or combinations thereof, except that such Fund may: (a) purchase call options to the extent that the premiums paid on all outstanding call options do not exceed 2% of such Fund's total assets; (b) write secured put options; (c) write covered call options; and (d) purchase put options if such Fund owns the security covered by the put option at the time of purchase, and provided that premiums paid on all put options outstanding do not exceed 2% of its total assets. Such Fund may sell put or call options previously purchased and enter into closing transactions with respect to the activities noted above.

-------- 9. Purchase or sell commodities or commodity contracts, except that each Fund may enter into futures contracts and options on futures contracts in accordance with its respective prospectuses, subject to investment restriction 10 below.

-------- 10. Enter into futures contracts or options thereon, except that a Fund may enter into futures contracts and options thereon to the extent that not more than 5% of the Fund's assets are required as futures contract margin deposits and premiums on options and only to the extent that obligations under such contracts and transactions represent not more than 20% of the Fund's assets.

-------- 11. Make short sales of securities, or purchase securities on margin, except that a Fund may satisfy margin requirements with respect to futures transactions.

-------- 12. For International Equity Fund, invest more than 5% of the value of its total assets in securities of companies less than three years old. Such three-year period shall include the operation of any predecessor company or companies.

-------- 13. For International Equity Fund, purchase or retain the securities of any issuer which has an officer, director or security holder who is a director or officer of Global Funds, Inc. or of its investment manager if or so long as the directors and officers of Global Funds, Inc. and of its investment manager together own beneficially more than 5% of any class of securities of such issuer.

-------- 14. For International Equity Fund, invest in interests in oil, gas or other mineral exploration or development programs or leases.

-------- 15. For International Equity Fund, invest more than 10% of the Fund's total assets in repurchase agreements maturing in more than seven days and other illiquid assets, and for Emerging Markets Fund, invest more than 15% of the Fund's total assets in repurchase agreements maturing in more than seven days and other illiquid assets.

-------- 16. Borrow money in excess of one-third of the value of its net assets and then only as a temporary measure for extraordinary purposes or to facilitate redemptions. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of a Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the Securities and Exchange Commission (the "SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. A Fund will not pledge more than 10% of its net assets. A Fund will not issue senior securities as defined in the 1940 Act, except for notes to banks.

         Although not considered to be a fundamental policy, restriction 5 above will apply to each of the Funds of Global Funds, Inc. as a whole. In addition, although not considered a fundamental policy, for purposes of restriction 15 above, securities of foreign issuers which are not listed on a recognized domestic or foreign exchange or for which a bona fide market does not exist at the time of purchase or subsequent valuation are included in the category of illiquid assets. As to International Equity Fund, Global Equity Fund and Emerging Markets Fund, although not considered to be a fundamental investment restriction, each Fund will invest no more than 5% of its respective assets in warrants. Investment restrictions 5, 8, 12, 13, 14 and 15 above are nonfundamental policies of Global Bond Fund, Global Equity Fund and Emerging Markets Fund. Investment restrictions 1 and 2 above are nonfundamental policies of Emerging Markets Fund.

INVESTMENTS
-----------

Foreign Securities
------------------

         Investors should recognize that investing in foreign issuers involves certain considerations, including those set forth in the Funds' Prospectuses, which are not typically associated with investing in United States issuers. Since the stocks of foreign companies are frequently denominated in foreign currencies, and since a Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies, a Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of each Fund permit it to enter into forward foreign currency exchange contracts in order to hedge each Fund's holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

         There has been in the past, and there may be again in the future, an interest equalization tax levied by the United States in connection with the purchase of foreign securities such as those purchased by a Fund. Payment of such interest equalization tax, if imposed, would reduce a Fund's rate of return on its investment. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on such investments as compared to dividends paid to a Fund by United States corporations. Special rules govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules generally include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury Regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option and similar financial instruments other than any "regulated futures contract" or "nonequity option" marked to market. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and nonequity options are generally not subject to the special currency rules, if they are or would be treated as sold for their fair market value at year-end under the marking to market rules applicable to other futures contracts, unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. Certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended (the "Code"), and the Treasury Regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. The income tax effects of integrating and treating a transaction as a single transaction are generally to create a synthetic debt instrument that is subject to the original discount provisions. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts each Fund may make or enter into will be subject to the special currency rules described above.

Repurchase Agreements

         While each Fund is permitted to do so, it normally does not invest in repurchase agreements, except to invest cash balances.

         The funds in the Delaware Investments family have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow the Delaware Investments funds jointly to invest cash balances. Each Fund may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described below.

         A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to a Fund, if any, would be the difference between the repurchase price and the market value of the security. Each Fund will limit its investments in repurchase agreements to those which Delaware International Advisers Ltd. (the "Manager"), under the guidelines of the Board of Directors, determines to present minimal credit risks and which are of high quality. In addition, a Fund must have collateral of at least 102% of the repurchase price, including the portion representing a Fund's yield under such agreements which is monitored on a daily basis.

Portfolio Loan Transactions

         Each Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         It is the understanding of the Manager that the staff of the SEC permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: 1) each transaction must have 100% collateral in the form of cash, short-term U.S. government securities, or irrevocable letters of credit payable by banks acceptable to Global Funds, Inc. from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund; 3) the Fund must be able to terminate the loan after notice, at any time; 4) the Fund must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; 5) the Fund may pay reasonable custodian fees in connection with the loan; and 6) the voting rights on the lent securities may pass to the borrower; however, if the directors of Global Funds, Inc. know that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the directors to vote the proxy.

         The major risk to which a Fund would be exposed on a portfolio loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, each Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, under the supervision of the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk.
Creditworthiness will be monitored on an ongoing basis by the Manager.

Foreign Currency Transactions

         Although the Funds value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. Each Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. The Funds will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion.

         A Fund may enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against a possible loss resulting from an adverse change in currency exchange rates during the period between the date the security is purchased or sold and the date on which payment is made or received.

         A Fund may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations.

         Forward foreign currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A Fund will account for forward contracts by marking to market each day at daily exchange rates.

         When a Fund enters into a forward contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of a Fund's assets denominated in such foreign currency, the Fund's Custodian Bank or subcustodian will place cash or liquid high grade debt securities in a separate account of the Fund in an amount not less than the value of the Fund's total assets committed to the consummation of such forward contracts. If the additional cash or securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of a Fund's commitments with respect to such contracts.

         A Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

         At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Fund may realize a gain or loss from currency transactions.

         A Fund also may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter) for hedging purposes to protect against declines in the U.S. dollar cost of foreign securities held by the Fund and against increases in the U.S. dollar cost of such securities to be acquired. Call options on foreign currency written by a Fund will be covered, which means that the Fund will own the underlying foreign currency. With respect to put options on foreign currency written by a Fund, the Fund will establish a segregated account with its Custodian Bank consisting of cash, U.S. government securities or other high-grade liquid debt securities in an amount equal to the amount the Fund will be required to pay upon exercise of the put.

Options

         Each Fund may purchase call options or purchase put options and will not engage in option strategies for speculative purposes.

         Each Fund may invest in options that are either listed on U.S. or recognized foreign exchanges or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on a Fund's ability to effectively hedge its securities. A Fund will not, however, invest more than 10% (or, in the case of International Small Cap, Emerging Markets, or Global Equity Funds, 15%) of its assets in illiquid securities.

         Purchasing Call Options--Each Fund may purchase call options to the extent that premiums paid by the Fund do not aggregate more than 2% of the Fund's total assets. When a Fund purchases a call option, in return for a premium paid by a Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that a Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with portfolio transactions.

         A Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. A Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; a Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

         Although a Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an Exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an Exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund.

         Purchasing Put Options--Each Fund may invest up to 2% of its total assets in the purchase of put options. A Fund will, at all times during which it holds a put option, own the security covered by such option.

         A put option purchased by a Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. A Fund intends to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow a Fund to protect unrealized gain in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, a Fund will lose the value of the premium paid. A Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

         A Fund may sell a put option purchased on individual portfolio securities. Additionally, a Fund may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

Futures

         Each Fund may enter into contracts for the purchase or sale for future delivery of securities or foreign currencies. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into an offsetting transaction. When a Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in an account at the Fund's Custodian Bank. Thereafter, a "variation margin" may be paid by a Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract.

         In addition, when a Fund engages in futures transactions, to the extent required by the SEC, it will maintain with its Custodian Bank, assets in a segregated account to cover its obligations with respect to such contracts, which assets will consist of cash, cash equivalents or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the margin payments made by a Fund with respect to such futures contracts.

         Each Fund may enter into such futures contracts to protect against the adverse affects of fluctuations in interest or foreign exchange rates without actually buying or selling the securities or foreign currency. For example, if interest rates are expected to increase, a Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by a Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to a Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market.

         With respect to options on futures contracts, when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

         The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase.

         If a put or call option a Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, a Fund's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities. For example, a Fund will purchase a put option on a futures contract to hedge the Fund's portfolio against the risk of rising interest rates.

         To the extent that interest rates move in an unexpected direction, a Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if a Fund is hedged against the possibility of an increase in interest rates which would adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has because it will have offsetting losses in its futures position. In addition, in such situations, if the Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. A Fund may be required to sell securities at a time when it may be disadvantageous to do so.

         Further, with respect to options on futures contracts, a Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

Options on Foreign Currencies

         Each Fund may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, a Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

         Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movement in exchange rates. As in the case of other types of options, however, the benefit to a Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

         A Fund may write options on foreign currencies for the same types of hedging purposes. For example, where a Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in the value of portfolio securities will be offset by the amount of the premium received.

         Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow a Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may be required to forego all or a portion of the benefit which might otherwise have been obtained from favorable movements in exchange rates.

         Each Fund intends to write covered call options on foreign currencies. A call option written on a foreign currency by a Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Custodian Bank) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written, or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. government securities or other high-grade liquid debt securities in a segregated account with its Custodian Bank.

         With respect to writing put options, at the time the put is written, a Fund will establish a segregated account with its Custodian Bank consisting of cash, U.S. government securities or other high-grade liquid debt securities in an amount equal in value to the amount the Fund will be required to pay upon exercise of the put. The account will be maintained until the put is exercised, has expired, or the Fund has purchased a closing put of the same series as the one previously written.

         In order to comply with the securities laws of one state, a Fund will not write put or call options if the aggregate value of the securities underlying the calls or obligations underlying the puts determined as of the date the options are sold exceed 25% of the Fund's net assets. Should state laws change or Global Funds, Inc. receive a waiver of their application for a Fund, the Funds reserve the right to increase this percentage.

Options on Stock Indices

         A stock index assigns relative values to the common stocks included in the index with the index fluctuating with changes in the market values of the underlying common stock.

         Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Gain or loss to a Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.

         As with stock options, a Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an Exchange or it may let the option expire unexercised.

         A stock index fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index such as the Standard and Poor's 500 (R) Composite Stock Price Index ("S&P 500") or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100 Index ("S&P 100"). Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on domestic exchanges such as: The Chicago Board Options Exchange, the New York Stock Exchange and American Stock Exchange as well as on foreign exchanges.

         A Fund's ability to hedge effectively all or a portion of its securities through transactions in options on stock indices depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's portfolio securities. Since a Fund's portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently, a Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities which would result in a loss on both such securities and the hedging instrument.

         Positions in stock index options may be closed out only on an Exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option. Thus, it may not be possible to close such an option. The inability to close options positions could have an adverse impact on a Fund's ability effectively to hedge its securities. A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

         A Fund will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained and to take advantage of the liquidity available in the option markets.

Depositary Receipts

         The Funds may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") that are actively traded in the United States. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are receipts issued by non-U.S. Banks or trust companies and foreign branches of U.S. banks that evidence ownership of the underlying foreign or U.S. securities. "Sponsored" ADRs, EDRs or GDRs are issued jointly by the issuer of the underlying security and a Depositary, and "unsponsored" ADRs, EDRs or GDRs are issued without the participation of the issuer of the deposited security. Holders of unsponsored ADRs, EDRs or GDRs generally bear all the costs of such facilities and the Depositary of an unsponsored ADR, EDR or GDR facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR, EDR or GDR. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to a Portfolio's limitation with respect to such securities. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

Rule 144A Securities

         A Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the 1933 Act. Rule 144A Securities may be freely traded among qualified institutional investors without registration under the 1933 Act.

         Investing in Rule 144A Securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. After the purchase of a Rule 144A Security, however, the Board of Directors and the Manager will continue to monitor the liquidity of that security to ensure that a Fund has no more than 10% (or, in the case of International Small Cap, Emerging Markets and Global Equity Funds, 15%) of its net assets in illiquid securities.

Non-Traditional Equity Securities

         International Small Cap Fund and Emerging Markets Fund may each invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock ("PERCS"), which provide an investor, such as the Funds, with the opportunity to earn higher dividend income than is available on a company's common stock. A PERCS is a preferred stock which generally features a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price. Upon the conversion date, most PERCS convert into common stock of the issuer (PERCS are generally not convertible into cash at maturity). Under a typical arrangement, if after a predetermined number of years the issuer's common stock is trading at a price below that set by the capital appreciation limit, each PERCS would convert to one share of common stock. If, however, the issuer's common stock is trading at a price above that set by the capital appreciation limit, the holder of the PERCS would receive less than one full share of common stock. The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital appreciation limit of the PERCS by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. However, if called early, the issuer may pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

         International Small Cap Fund and Emerging Markets Fund may also invest in other enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS, and DECS all have the following features: they are company-issued convertible preferred stock; unlike PERCS, they do not have capital appreciation limits; they seek to provide the investor with high current income, with some prospect of future capital appreciation; they are typically issued with three to four-year maturities; they typically have some built-in call protection for the first two to three years; investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity; and upon maturity, they will automatically convert to either cash or a specified number of shares of common stock.

Zero-Coupon Securities

         Each Fund may also invest in zero-coupon bonds. The market prices of zero-coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero-coupon securities having similar maturities and credit quality. Current federal income tax law requires that a holder of a taxable zero-coupon security report as income each year the portion of the original issue discount of such security that accrues that year, even though the holder receives no cash payments of interest during the year. The Fund has qualified as a regulated investment company under the Code. Accordingly, during periods when a Fund receives no interest payments on its zero-coupon securities, it will be required, in order to maintain its desired tax treatment, to distribute cash approximating the income attributable to such securities. Such distribution may require the sale of portfolio securities to meet the distribution requirements and such sales may be subject to the risk factor discussed above.

Interest Rate Swaps

         In order to attempt to protect Global Bond Fund's investments from interest rate fluctuations, the Global Bond Fund may engage in interest rate swaps. The Global Bond Fund intends to use interest rate swaps as a hedge and not as a speculative investment. Interest rate swaps involve the exchange by the Global Bond Fund with another party of their respective rights to receive interest, (e.g., an exchange of fixed rate payments for floating rate payments). For example, if the Fund holds an interest-paying security whose interest rate is reset once a year, it may swap the right to receive interest at this fixed rate for the right to receive interest at a rate that is reset daily. Such a swap position would offset changes in the value of the underlying security because of subsequent changes in interest rates. This would protect the Global Bond Fund from a decline in the value of the underlying security due to rising rates, but would also limit its ability to benefit from falling interest rates.

         The Global Bond Fund may enter into interest rate swaps on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). Inasmuch as these hedging transactions are entered into for non-speculative purposes and not for the purpose of leveraging the Global Bond Fund's investments, the Manager and the Global Bond Fund believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to its borrowing restrictions. The net amount of the excess, if any, of the Global Bond Fund's obligations over its entitlement with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or high-quality liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Custodian Bank. If the Global Bond Fund enters into an interest rate swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of the Global Bond Fund's obligations with respect to the swap.

         The use of interest rate swaps by Global Bond Fund involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Global Bond Fund will be less favorable than it would have been if this investment technique were never used. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Thus, if the other party to an interest rate swap defaults, the Global Bond Fund's risk of loss consists of the net amount of interest payments that the Global Bond Fund is contractually entitled to receive.

Diversification

         While Global Bond Fund and Emerging Markets Fund each intend to seek to qualify as a "diversified" investment company under provisions of Subchapter M of the Code, none of these Funds will be diversified under the 1940 Act. Thus, while at least 50% of each such Fund's total assets will be represented by cash, cash items, U.S. government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's total assets, it will not satisfy the 1940 Act requirement in this respect, which applies that test to 75% of the Fund's assets. A nondiversified portfolio is believed to be subject to greater risk because adverse effects on the portfolio's security holdings may affect a larger portion of the overall assets.


SPECIAL RISK CONSIDERATIONS

        Foreign Securities Risks. Each Fund has the right to purchase securities in any developed, underdeveloped or emerging country. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations. These risks are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange control (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations.

        In addition, in many countries, there is substantially less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. In particular, the assets and profits appearing on the financial statements of a developing or emerging country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with the United States' generally accepted accounting principles. Also, for an issuer that keeps accounting records in local currency, inflation accounting rules may require for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer's balance sheet in order to express items in terms of currency or constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets.

        Further, a Fund may encounter difficulty or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates on securities transactions in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets, and may be subject to administrative uncertainties. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States, and capital requirements for brokerage firms are generally lower. The foreign securities markets of many of the countries in which a Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.

        Emerging Markets Securities Risks. Compared to the United States and other developed countries, emerging countries may have volatile social conditions, relatively unstable governments and political systems, economies based on only a few industries and economic structures that are less diverse and mature, and securities markets that trade a small number of securities, which can result in a low or nonexistent volume of trading. Prices in these securities markets tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging countries. Further, investments and opportunities for investments by foreign investors are subject to a variety of national policies and restrictions in many emerging countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, limits on the types of companies in which foreigners may invest and prohibitions on foreign investments in issuers or industries deemed sensitive to national interests. Additional restrictions may be imposed at any time by these or other countries in which a Fund invests. Also, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including, in some cases, the need for certain governmental consents. Although these restrictions may in the future make it undesirable to invest in emerging countries, the Manager does not believe that any current repatriation restrictions would affect its decision to invest in such countries. Countries such as those in which a Fund may invest, and in which Emerging Markets Fund will primarily invest, have historically experienced and may continue to experience, substantial, and in some periods extremely high rates of inflation for many years, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Other factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, its government's policy towards the International Monetary Fund, the World Bank and other international agencies and the political constraints to which a government debtor may be subject.

        Foreign Government Securities Risks. With respect to investment in debt issues of foreign governments, the ability of a foreign government or government-related issuer to make timely and ultimate payments on its external debt obligations will also be strongly influenced by the issuer's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign government or government-related issuer cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may curtail the willingness of such third parties to lend funds, which may further impair the issuer's ability or willingness to service its debts in a timely manner. The cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a government issuer to obtain sufficient foreign exchange to service its external debt.

        As a result of the foregoing, a foreign governmental issuer may default on its obligations. If such a default occurs, a Fund may have limited effective legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government and government-related debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government and government-related debt obligations in the event of default under their commercial bank loan agreements.

        Among the foreign government and government related issuers in which Emerging Markets Fund may invest are certain high-yield securities, including so-called Brady Bonds. The issuers of the foreign government and government-related high yield securities, including Brady Bonds, in which Emerging Markets Fund expect to invest have in the past experienced substantial difficulties in servicing their external debt obligations, which have led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign government and government-related high yield securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign government and government-related high yield securities in which the Emerging Markets Fund may invest will not be subject to similar defaults or restructuring arrangements which may adversely affect the value of such investments. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

        Brady Bonds are debt securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness (generally, commercial bank debt). In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the World Bank and the International Monetary Fund. The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for new issued bonds (Brady Bonds). The investment advisers believe that economic reforms undertaken by countries in connection with the issuance of Brady Bonds make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment. Investors, however, should recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. In addition, Brady Bonds have been issued only recently and, accordingly, do not have a long payment history.

        Risks Related to Additional Investment Techniques. With respect to forward foreign currency contracts, the precise matching of forward contract amounts and the value of the securities involved is generally not possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency strategy is highly uncertain.

        It is impossible to forecast the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver (and if a decision is made to sell the security and make delivery of the foreign currency). Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

        Emerging Markets Fund may invest up to 35% of its net assets, in high yield, high risk foreign fixed-income securities. These securities are rated lower than BBB by S&P and Baa by Moody's or, if unrated, are considered by Delaware International to be of equivalent quality. No Fund will purchase securities rated lower than C by S&P or Ca by Moody's, or, if unrated, considered to be of an equivalent quality to such ratings by the Investment Manager. Fixed-income securities of this type are considered to be of poor standing and predominantly speculative. Such securities are subject to a substantial degree of credit risk.


ACCOUNTING AND TAX ISSUES

         When a Fund writes a call, or purchases a put option, an amount equal to the premium received or paid by it is included in the Fund's assets and liabilities as an asset and as an equivalent liability.

         In writing a call, the amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has written expires on its stipulated expiration date, the Fund recognizes a capital gain. If a Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

         The premium paid by a Fund for the purchase of a put option is recorded in the Fund's assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for federal income tax purposes in the amount of the cost of the option. If a Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid.

Options on Certain Stock Indices

         Accounting for options on certain stock indices will be in accordance with generally accepted accounting principles. The amount of any realized gain or loss on closing out such a position will result in a realized gain or loss for tax purposes. Such options held by a Fund at the end of each fiscal year on a broad-based stock index will be required to be "marked to market" for federal income tax purposes. Generally, 60% of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss.

Other Tax Requirements

         Each Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. As such, a Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies other requirements relating to the sources of its income and diversification of its assets.

         In order to qualify as a regulated investment company for federal income tax purposes, each Fund must meet certain specific requirements, including:

         (i) A Fund must maintain a diversified portfolio of securities, wherein no security (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of that Fund's total assets, and, with respect to 50% of that Fund's total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of that Fund's total assets;

         (ii) A Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of stock and securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies;

         (iii) A Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years, and

         (iv) A Fund must realize less than 30% of its gross income for each fiscal year from gains from the sale of securities and certain other assets that have been held by the Fund for less than three months ("short-short income"). The Taxpayer Relief Act of 1997 (the "1997 Act") repealed the 30% short-short income test for tax years of regulated investment companies beginning after August 5, 1997; however, this rule may have continuing effect in some states for purposes of classifying the Fund as a regulated investment company.

         The Code requires a Fund to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the 12 month period ending October 31 (in addition to amounts from the prior year that were neither distributed nor taxed to such
Fund) to shareholders by December 31 of each year in order to avoid federal excise taxes. The Funds intend as a matter of policy to declare and pay sufficient dividends in December or January (which are treated by shareholders as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

         The straddle rules of Section 1092 may apply. Generally, the straddle provisions require the deferral of losses to the extent of unrecognized gains related to the offsetting positions in the straddle. Excess losses, if any, can be recognized in the year of loss. Deferred losses will be carried forward and recognized in the year that unrealized losses exceed unrealized gains.

         The federal income tax rules governing the taxation of interest rate swaps are not entirely clear and may require Global Bond Fund to treat payments received under such arrangements as ordinary income and to amortize such payments under certain circumstances. Global Bond Fund will limit its activity in this regard in order to maintain its qualification as a regulated investment company.

         The 1997 Act has also added new provisions for dealing with transactions that are generally called "Constructive Sale Transactions." Under these rules, the Fund must recognize gain (but not loss) on any constructive sale of an appreciated financial position in stock, a partnership interest or certain debt instruments. The Fund will generally be treated as making a constructive sale when it: 1) enters into a short sale on the same or substantially identical property; 2) enters into an offsetting notional principal contract; or 3) enters into a futures or forward contract to deliver the same or substantially identical property. Other transactions (including certain financial instruments called collars) will be treated as constructive sales as provided in Treasury regulations to be published. There are also certain exceptions that apply for transactions that are closed before the end of the 30th day after the close of the taxable year.

         Investment in Foreign Currencies and Foreign Securities--The Funds are authorized to invest certain limited amounts in foreign securities. Such investments, if made, will have the following additional tax consequences to each Fund:

         Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income (including dividends), or accrues expenses which are denominated in a foreign currency, and the time a Fund actually collects such income or pays such expenses generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain options, futures, forward contracts, gain or loss attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of its disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's net investment company taxable income, which, in turn, will affect the amount of income to be distributed to you by a Fund.

         If a Fund's Section 988 losses exceed a Fund's other investment company taxable income during a taxable year, a Fund generally will not be able to make ordinary dividend distributions to you for that year, or distributions made before the losses were realized will be recharacterized as return of capital distributions for federal income tax purposes, rather than as an ordinary dividend or capital gain distribution. If a distribution is treated as a return of capital, your tax basis in your Fund shares will be reduced by a like amount (to the extent of such basis), and any excess of the distribution over your tax basis in your Fund shares will be treated as capital gain to you.

         The 1997 Act generally requires that foreign income be translated into U.S. dollars at the average exchange rate for the tax year in which the transactions are conducted. Certain exceptions apply to taxes paid more than two years after the taxable year to which they relate. This new law may require a Fund to track and record adjustments to foreign taxes paid on foreign securities in which it invests. Under a Fund's current reporting procedure, foreign security transactions are recorded generally at the time of each transaction using the foreign currency spot rate available for the date of each transaction. Under the new law, a Fund will be required to record at fiscal year end (and at calendar year end for excise tax purposes) an adjustment that reflects the difference between the spot rates recorded for each transaction and the year-end average exchange rate for all of a Fund's foreign securities transactions. There is a possibility that the mutual fund industry will be given relief from this new provision, in which case no year-end adjustments will be required.

         The Funds may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of the total assets of a Fund at the end of its fiscal year are invested in securities of foreign corporations, a Fund may elect to pass-through to you your pro rata share of foreign taxes paid by a Fund. If this election is made, you will be: (i) required to include in your gross income your pro rata share of foreign source income (including any foreign taxes paid by a Fund); and (ii) entitled to either deduct your share of such foreign taxes in computing your taxable income or to claim a credit for such taxes against your U.S. income tax, subject to certain limitations under the Code. You will be informed by a Fund at the end of each calendar year regarding the availability of any such foreign tax credits and the amount of foreign source income (including any foreign taxes paid by a Fund). If a Fund elects to pass-through to you the foreign income taxes that it has paid, you will be informed at the end of the calendar year of the amount of foreign taxes paid and foreign source income that must be included on your federal income tax return. If a Fund invests 50% or less of its total assets in securities of foreign corporations, it will not be entitled to pass-through to you your pro-rata shares of foreign taxes paid by a Fund. In this case, these taxes will be taken as a deduction by a Fund, and the income reported to you will be the net amount after these deductions. The 1997 Act also simplifies the procedures by which investors in funds that invest in foreign securities can claim tax credits on their individual income tax returns for the foreign taxes paid by a Fund. These provisions will allow investors who pay foreign taxes of $300 or less on a single return or $600 or less on a joint return during any year (all of which must be reported on IRS Form 1099-DIV from a Fund to the investor) to claim a tax credit against their U.S. federal income tax for the amount of foreign taxes paid by a Fund. This process will allow you, if you qualify, to bypass the burdensome and detailed reporting requirements on the foreign tax credit schedule (Form 1116) and report your foreign taxes paid directly on page 2 of Form 1040. You should note that this simplified procedure will not be available until calendar year 1998.

         Investment in Passive Foreign Investment Company securities--The Funds may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives an "excess distribution" with respect to PFIC stock, the Fund itself may be subject to U.S. federal income tax on a portion of the distribution, whether or not the corresponding income is distributed by a Fund to you. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Fund held the PFIC shares. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years, and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. In this case, you would not be permitted to claim a credit on your own tax return for the tax paid by a Fund. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain distribution might have been classified as capital gain. This may have the effect of increasing Fund distributions to you that are treated as ordinary dividends rather than long-term capital gain dividends.

         A Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC during such period. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, the 1997 Act provides for another election that would involve marking-to-market the Fund's PFIC shares at the end of each taxable year (and on certain other dates as prescribed in the Code), with the result that unrealized gains would be treated as though they were realized. The Fund would also be allowed an ordinary deduction for the excess, if any, of the adjusted basis of its investment in the PFIC stock over its fair market value at the end of the taxable year. This deduction would be limited to the amount of any net mark-to-market gains previously included with respect to that particular PFIC security. If a Fund were to make this second PFIC election, tax at the Fund level under the PFIC rules would generally be eliminated.

         The application of the PFIC rules may affect, among other things, the amount of tax payable by a Fund (if any), the amounts distributable to you by a Fund, the time at which these distributions must be made, and whether these distributions will be classified as ordinary income or capital gain distributions to you.

         You should be aware that it is not always possible at the time shares of a foreign corporation are acquired to ascertain that the foreign corporation is a PFIC, and that there is always a possibility that a foreign corporation will become a PFIC after a Fund acquires shares in that corporation. While a Fund will generally seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will do so and it reserves the right to make such investments as a matter of its fundamental investment policy.

         Most foreign exchange gains are classified as ordinary income which will be taxable to you as such when distributed. Similarly, you should be aware that any foreign exchange losses realized by a Fund, including any losses realized on the sale of foreign debt securities, are generally treated as ordinary losses for federal income tax purposes. This treatment could increase or reduce a Fund's income available for distribution to you, and may cause some or all of a Fund's previously distributed income to be classified as a return of capital.

PERFORMANCE INFORMATION

         From time to time, each Fund may state its Classes' total return and yield in advertisements and other types of literature. Any statement of total return performance data for a Class will be accompanied by information on the average annual compounded rate of return for that Class over, as relevant, the most recent one-, five- and ten-year, or life-of-fund periods, as applicable. Each Fund may also advertise aggregate and average total return information for its Classes over additional periods of time. In addition, each Fund may include illustrations showing the power of compounding in advertisements and other types of literature.

         In presenting performance information for Class A Shares, the Limited CDSC or other CDSC, applicable only to certain redemptions of those shares, will not be deducted from any computation of total return. See the Prospectuses for the Fund Classes for a description of the Limited CDSC or other CDSC and the limited instances in which it applies. All references to a CDSC in this Performance Information section will apply to Class B Shares or Class C Shares.

         The average annual total rate of return for each Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:
                                        n
                                 P(1 + T) = ERV

Where:   P    =  a hypothetical initial purchase order of $1,000 from which, in the case of only Class A Shares, the maximum front-end sales charge is deducted;

         T    =  average annual total return;

         n    =  number of years;

         ERV = redeemable value of the hypothetical $1,000 purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C Shares.

         Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made with respect to Class A Shares and that all distributions are reinvested at net asset value, and, with respect to Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, each Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.

         Each Fund may also state total return performance for its Classes in the form of an average annual return. This average annual return figure will be computed by taking the sum of a Class' annual returns, then dividing that figure by the number of years in the overall period indicated. The computation will reflect the impact of the maximum front-end sales charge or CDSC, if any, paid on the illustrated investment amount against the first year's return. From time to time, each Fund may quote actual total return performance for its Classes in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. For example, the performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts as monitored by Bank Rate Monitor, and those of generally-accepted corporate bond and government security price indices of various durations prepared by Lehman Brothers and Salomon Brothers, Inc. These indices are not managed for any investment goal.

         The performance of each Class of each Fund, as shown below, is the average annual total return quotations, as applicable, through November 30, 1998. The total return for Class A Shares at offer reflects the maximum front-end sales charge of 5.75% (4.75% for the Global Bond Fund) paid on the purchase of shares. The total return for Class A Shares at net asset value (NAV) does not reflect the payment of any front-end sales charge. The total return for Class B Shares and Class C Shares including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed on November 30, 1998. The total return for Class B Shares and Class C Shares excluding deferred sales charge assumes the shares were not redeemed on November 30, 1998 and, therefore, does not reflect the deduction of a CDSC. Pursuant to applicable regulation, total return shown for International Equity Fund Institutional Class for the periods prior to the commencement of operations of such Class is calculated by taking the performance of International Equity Fund A Class and adjusting it to reflect the elimination of all front-end sales charges. However, for those periods, no adjustment has been made to eliminate the impact of 12b-1 plan expenses, and performance would have been affected had such an adjustment been made

         Prior to July 21, 1998, the Global Equity Fund was named Global Assets Fund and its investment focus changed from a mix
------------------.

         Securities prices fluctuated during the periods covered and the past results should not be considered as representative of future performance.

                         Average Annual Total Return(1)

-----------------------------------------------------------------------------------------------------------------------------

                           1 year ended 11/30/98    3 years ended 11/30/98   5 years ended 11/30/98        Life of Fund(4)
                           ---------------------    ----------------------   ----------------------        ---------------

-----------------------------------------------------------------------------------------------------------------------------
Global Bond Fund A
Class
(at NAV)
-----------------------------------------------------------------------------------------------------------------------------
Global Bond Fund A
Class
(at Offer)
-----------------------------------------------------------------------------------------------------------------------------
Global Bond Fund B
Class
(including CDSC)
-----------------------------------------------------------------------------------------------------------------------------
Global Bond Fund B
Class
(excluding CDSC)
-----------------------------------------------------------------------------------------------------------------------------
Global Bond Fund C
Class
(including CDSC)
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

                           1 year ended 11/30/98    3 years ended 11/30/98   5 years ended 11/30/98        Life of Fund(4)
                           ---------------------    ----------------------   ----------------------        ---------------

-----------------------------------------------------------------------------------------------------------------------------
Global Bond Fund C
Class
(excluding CDSC)
-----------------------------------------------------------------------------------------------------------------------------
Global Bond Fund
Institutional Class
-----------------------------------------------------------------------------------------------------------------------------
International Equity
Fund A Class
(at NAV)
-----------------------------------------------------------------------------------------------------------------------------
International Equity
Fund A Class
(at Offer)(2)
-----------------------------------------------------------------------------------------------------------------------------
International Equity
Fund B Class
(including CDSC)(3)
-----------------------------------------------------------------------------------------------------------------------------
International Equity
Fund B Class
(excluding CDSC)
-----------------------------------------------------------------------------------------------------------------------------
International Equity
Fund C Class
(including CDSC)
-----------------------------------------------------------------------------------------------------------------------------
International Equity
Fund C Class
(excluding CDSC)
-----------------------------------------------------------------------------------------------------------------------------
International Equity
Fund Institutional
 Class
-----------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund A
Class
(at NAV)(5)
-----------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund A
Class
(at Offer)(2)(5)
-----------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund B
Class
(including CDSC)(3)
-----------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund B
Class
(excluding CDSC)
-----------------------------------------------------------------------------------------------------------------------------
Emerging Markets
Fund C Class
(including CDSC)
-----------------------------------------------------------------------------------------------------------------------------
Emerging Markets
Fund C Class
(excluding CDSC)
-----------------------------------------------------------------------------------------------------------------------------
Emerging Markets
Fund Institutional
Class
-----------------------------------------------------------------------------------------------------------------------------
Global Equity Fund A
Class
(at NAV)
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

                           1 year ended 11/30/98    3 years ended 11/30/98   5 years ended 11/30/98        Life of Fund(4)
                           ---------------------    ----------------------   ----------------------        ---------------

-----------------------------------------------------------------------------------------------------------------------------
Global Equity Fund A
Class
(at Offer)(2)
-----------------------------------------------------------------------------------------------------------------------------
Global Equity Fund B
Class
(including CDSC)(3)
-----------------------------------------------------------------------------------------------------------------------------
Global Equity Fund B
Class
(excluding CDSC)
-----------------------------------------------------------------------------------------------------------------------------
Global Equity Fund C
Class
(including CDSC)
-----------------------------------------------------------------------------------------------------------------------------
Global Equity Fund C
Class
(excluding CDSC)
-----------------------------------------------------------------------------------------------------------------------------
Global Equity Fund
Institutional Class
-----------------------------------------------------------------------------------------------------------------------------

(1) The Manager voluntarily agreed to waive its management fee and pay expenses to limit total operating expenses to certain limits during the periods shown. Without such waiver and payment performance would have been affected negatively. See Investment Management Agreements and Sub-Advisory Agreement for information.

(2) Prior to November 2, 1998, the maximum front-end sales charge was 4.75%. Effective November 2, 1998, the maximum front-end sales charge was increased to 5.75% and the above performance numbers are calculated using 5.75% as the applicable sales charge.

(3) Effective November 2, 1998, the CDSC schedule for Class B Shares increased as follows: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed with two years of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. The above figures have been calculated using this new schedule.

(4) The Fund's commencement of operations were as follows:

    Global Bond Fund A Class   12/27/94                        International Equity Fund A Class    10/31/91
    Global Bond Fund B Class   12/27/94                        International Equity Fund B Class      9/6/94
    Global Bond Fund C Class   11/29/95                        International Equity Fund C Class     11/29/95
    Global Bond Fund Institutional Class  12/27/94             International Equity Fund Institutional Class   11/9/92

    Emerging Markets Fund A Class     6/10/96                  Global Equity Fund A Class     12/27/94
    Emerging Markets Fund B Class     6/10/96                  Global Equity Fund B Class     12/27/94
    Emerging Markets Fund C Class     6/10/96                  Global Equity Fund C Class     11/29/95
    Emerging Markets Fund Institutional Class    6/10/96       Global Equity Fund Institutional Class    12/27/94

(5) For the period from February , 1998 through May 31, 1999, the Distributor elected voluntarily to waive 0.05% of the Emerging Markets Fund A Class' 12b-1 fee in order to limit 12b-1 Plan expenses to 0.25%. In the absence of such voluntary waiver, performance would have been affected negatively.

           Total return performance for a Class will be computed by adding all reinvested income and realized securities profits distributions plus the change in net asset value during a specific period and dividing by the offering price at the beginning of the period. It will also reflect, as applicable, the maximum front-end sales charge or CDSC paid with respect to the illustrated investment amount, but not any income taxes payable by shareholders on the reinvested distributions included in the calculation. Because securities prices fluctuate, past performance should not be considered as a representation of the results which may be realized from an investment in a Fund in the future.

           From time to time, each Fund may also quote its Classes' actual total return performance, dividend results and other performance information in advertising and other types of literature. This information may be compared to that of other mutual funds with similar investment objectives and to stock, bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Fund (of Fund Class) may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc., or to the S&P 500 Index, the Dow Jones Industrial Average, the Morgan Stanley Capital International (MSCI), Europe, Australia and Far East (EAFE) Index, the MSCI Emerging Markets Free Index, or the Salomon Brothers World Government Bond Index.

           Lipper Analytical Services, Inc. maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare a Fund's performance to another fund in appropriate categories over specific time periods also may be quoted in advertising and other types of literature. The S&P 500 and the Dow Jones Industrial Average are industry-accepted unmanaged indices of generally-conservative securities used for measuring general market performance. Similarly, the MSCI EAFE Index, the MSCI Emerging Markets Free Index, and the Salomon Brothers World Government Bond Index are industry-accepted unmanaged indices of equity securities in developed countries and global debt securities, respectively, used for measuring general market performance. The total return performance reported for these indices will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charges or other fees. A direct investment in an unmanaged index is not possible.

           As stated in the Prospectuses, Global Bond Fund may also quote the current yield of each of its Classes in advertisements and investor communications.

           The yield computation is determined by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the resulting figure, according to the following formula.

                                      a-b      6
                           YIELD = 2[( ---- + 1) - 1]
                                       cd

           Where: a = dividends and interest earned during the period;

                  b = expenses accrued for the period (net of reimbursements);

                  c = the average daily number of shares outstanding during the period that were entitled to receive dividends;

                  d = the maximum offering price per share on the last day of the period.

         The above formula will be used in calculating quotations of yield, based on specific 30-day periods identified in advertising by Global Bond Fund. Yield assumes the maximum front-end sales charge, if any, and does not reflect the deduction of any CDSC or Limited CDSC. The yields of Global Bond Fund A Class, Global Bond Fund B Class, Global Bond Fund C Class and Global Bond Fund Institutional Class for the 30-day period ended November 30, 1998 were ____%, ____%, ____% and ____%, respectively, reflecting the voluntary waiver of fees and payment of expenses by the Manager. Actual yield may be affected by variations in sales charges on investments.

         Past performance, such as reflected in quoted yields, should not be considered as representative of the results which may be realized from an investment in a Fund in the future. Investors should note that the income earned and dividends paid by Global Bond Fund will vary with the fluctuation of interest rates and performance of the portfolio to the extent of a Fund's investments in debt securities. The net asset value of any Fund may change. Unlike money market funds, the Funds invest in longer-term securities that fluctuate in value and do so in a manner inversely correlated with changing interest rates. A Fund's net asset value will tend to rise when interest rates fall. Conversely, a Fund's net asset value will tend to fall as interest rates rise. Normally, fluctuations in interest rates have a greater effect on the prices of longer-term bonds. The value of the securities held in a Fund will vary from day to day and investors should consider the volatility of a Fund's net asset value as well as its yield before making a decision to invest.

         Comparative information on the Consumer Price Index may also be included in advertisements or other literature. The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment.

         Current interest rate and yield information on government debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin H.15), may also be used. As well, current industry rate and yield information on all industry available fixed-income securities, as reported weekly by The Bond Buyer, may also be used in preparing comparative illustrations.

         Each Fund may also promote its Classes' yield and/or total return performance and use comparative performance information computed by and available from certain industry and general market research and publications, such as Lipper Analytical Services, Inc., IBC/Donoghue's Money Market Report and Morningstar, Inc.

         The performance of multiple indices compiled and maintained by statistical research firms, such as Morgan Stanley, Salomon Brothers and Lehman Brothers, may be combined to create a blended performance result for comparative purposes. Generally, the indices selected will be representative of the types of securities in which the Funds may invest and the assumptions that were used in calculating the blended performance will be described.

________ Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. The Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Funds. The Funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.

________ The Funds may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of a Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments or global or international investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. In addition, selected indices may be used to illustrate historic performance of selected asset classes. The Funds may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, domestic and international stocks, and/or bonds, treasury bills and shares of a Fund. In addition, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning (such as information on Roth IRAs and Educational IRAs) and investment alternatives to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

________ Materials may refer to the CUSIP numbers of the Funds and may illustrate how to find the listings of the Funds in newspapers and periodicals. Materials may also include discussions of other Funds, products, and services.

________ The Funds may quote various measures of volatility and benchmark correlation in advertising. In addition, the Funds may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. A Fund may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics. Advertisements and sales materials relating to a Fund may include information regarding the background and experience of its portfolio managers.

         The following tables present examples, for purposes of illustration only, of cumulative total return performance for each Class of each Fund through November 30, 1998. The calculations assume the reinvestment of any realized securities profits, distributions and income dividends paid during the indicated periods. The performance also reflects maximum sales charges, if any, but not any income taxes payable by shareholders on the reinvested distributions included in the calculations. The performance of Class A Shares reflects the maximum front-end sales charge paid on purchases of shares but may also be shown without reflecting the impact of any front-end sales charge. The performance of Class B Shares and Class C Shares is calculated both with the applicable CDSC included and excluded. The net asset value of a class fluctuates so shares, when redeemed, may be worth more or less than the original investment, and a Class' results should not be considered as representative of future performance.

                           Cumulative Total Return(1)

------------------------------------------------------------------------------------------------------------------------------------
                     3 months        6 months       9 months
                     ended 11/30/98  ended          ended         1 year ended    3 years ended   5 years ended    Life of Fund(4)
                                     11/30/98       11/30/98      11/30/98        11/30/98        11/30/98
------------------------------------------------------------------------------------------------------------------------------------
Global Bond Fund A
Class
(at NAV)
------------------------------------------------------------------------------------------------------------------------------------
Global Bond Fund A
Class
(at Offer)
------------------------------------------------------------------------------------------------------------------------------------
Global Bond Fund B
Class
(including CDSC)
------------------------------------------------------------------------------------------------------------------------------------
Global Bond Fund B
Class
(excluding CDSC)
------------------------------------------------------------------------------------------------------------------------------------
Global Bond Fund C
Class
(including CDSC)
------------------------------------------------------------------------------------------------------------------------------------
Global Bond Fund C
Class
(excluding CDSC)
------------------------------------------------------------------------------------------------------------------------------------
Global Bond
Fund
Institutional
Class
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
International
Equity Fund A
Class
(at NAV)
------------------------------------------------------------------------------------------------------------------------------------
International
Equity Fund A
Class
(at Offer)(2)
------------------------------------------------------------------------------------------------------------------------------------
International
Equity Fund B
Class
(including
CDSC)(3)
------------------------------------------------------------------------------------------------------------------------------------
International
Equity Fund B
Class
(excluding
CDSC)
------------------------------------------------------------------------------------------------------------------------------------
International
Equity Fund C
Class
(including
CDSC)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                     3 months        6 months       9 months
                     ended 11/30/98  ended          ended         1 year ended    3 years ended   5 years ended    Life of Fund(4)
                                     11/30/98       11/30/98      11/30/98        11/30/98        11/30/98
------------------------------------------------------------------------------------------------------------------------------------
International
Equity Fund C
Class
(excluding
CDSC)
------------------------------------------------------------------------------------------------------------------------------------
International
Equity Fund
Institutional
Class
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Emerging
Markets Fund A
Class
(at NAV)(5)
------------------------------------------------------------------------------------------------------------------------------------
Emerging
Markets Fund A
Class
(at Offer)(2)(5)
------------------------------------------------------------------------------------------------------------------------------------
Emerging
Markets Fund B
Class
(including
CDSC)(3)
------------------------------------------------------------------------------------------------------------------------------------
Emerging
Markets Fund B
Class
(excluding
CDSC)
------------------------------------------------------------------------------------------------------------------------------------
Emerging
Markets Fund C
Class
(including
CDSC)
------------------------------------------------------------------------------------------------------------------------------------
Emerging
Markets Fund C
Class
(excluding
CDSC)
------------------------------------------------------------------------------------------------------------------------------------
Emerging
Markets Fund
Institutional
Class
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Global Equity
Fund A Class
(at NAV)
------------------------------------------------------------------------------------------------------------------------------------
Global Equity
Fund A Class
(at Offer)(2)
------------------------------------------------------------------------------------------------------------------------------------
Global Equity
Fund B Class
(including
CDSC)(3)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                     3 months        6 months       9 months
                     ended 11/30/98  ended          ended         1 year ended    3 years ended   5 years ended    Life of Fund(4)
                                     11/30/98       11/30/98      11/30/98        11/30/98        11/30/98
------------------------------------------------------------------------------------------------------------------------------------
Global Equity
Fund B Class
(excluding
CDSC)
------------------------------------------------------------------------------------------------------------------------------------
Global Equity
Fund C Class
(including
CDSC)
------------------------------------------------------------------------------------------------------------------------------------
Global Equity
Fund C Class
(excluding
CDSC)
------------------------------------------------------------------------------------------------------------------------------------
Global Equity
Fund
Institutional
Class
------------------------------------------------------------------------------------------------------------------------------------

(1) The Manager voluntarily agreed to waive its management fee and pay expenses to limit total operating expenses to certain limits during the periods shown. Without such waiver and payment performance would have been affected negatively. See Investment Management Agreements and Sub-Advisory Agreement for information.

(2) Prior to November 2, 1998, the maximum front-end sales charge was 4.75%. Effective November 2, 1998, the maximum front-end sales charge was increased to 5.75% and the above performance numbers are calculated using 5.75% as the applicable sales charge.

(3) Effective November 2, 1998, the CDSC schedule for Class B Shares increased as follows: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed with two years of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. The above figures have been calculated using this new schedule.

(4) The Fund's commencement of operations were as follows:

    Global Bond Fund A Class                    12/27/94                 International Equity Fund A Class                10/31/91
    Global Bond Fund B Class                    12/27/94                 International Equity Fund B Class                  9/6/94
    Global Bond Fund C Class                    11/29/95                 International Equity Fund C Class                11/29/95
    Global Bond Fund Institutional Class        12/27/94                 International Equity Fund Institutional Class     11/9/92

    Emerging Markets Fund A Class                6/10/96                 Global Equity Fund A Class                       12/27/94
    Emerging Markets Fund B Class                6/10/96                 Global Equity Fund B Class                       12/27/94
    Emerging Markets Fund C Class                6/10/96                 Global Equity Fund C Class                       11/29/95
    Emerging Markets Fund Institutional Class    6/10/96                 Global Equity Fund Institutional Class           12/27/94

(5) For the period from February , 1998 through May 31, 1999, the Distributor elected voluntarily to waive 0.05% of the Emerging Markets Fund A Class' 12b-1 fee in order to limit 12b-1 Plan expenses to 0.25%. In the absence of such voluntary waiver, performance would have been affected negatively.

         Because every investor's goals and risk threshold are different, the Distributor, as distributor for Global Funds, Inc. and other Delaware Investments mutual funds, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible personal financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor may also provide information that discusses the overriding investment philosophy of Delaware Management Company ("Delaware"), or Delaware Investment Advisers ("DIA"), both series of Delaware Management Business Trust, and the Manager, an affiliate of Delaware, and how that philosophy impacts Fund investment disciplines and strategies employed in seeking each Fund's objectives. The Distributor may also from time to time cite general or specific information about the institutional clients of Delaware or DIA or the Manager, including the number of such clients serviced by Delaware, DIA and/or the Manager.

Dollar-Cost Averaging

         For many people, deciding when to invest can be a difficult decision. Security prices tend to move up and down over various market cycles and logic says to invest when prices are low. However, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis, that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly - as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.

         Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. You also should consider your financial ability to continue to purchase shares during periods of high fund share prices. Delaware Investments offers three services -- Automatic Investing Program, Direct Deposit Program and the Wealth Builder Option -- that can help to keep your regular investment program on track. See Investing by Electronic Fund Transfer - Direct Deposit Purchase Plan and Automatic Investing Plan under Investment Plans and Wealth Builder Option under Investment Plans for a complete description of these services, including restrictions or limitations.

         The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share over a period of time will be lower than the average price per share for the same time period.

                                                                       Number
                                 Investment         Price Per        of Shares
                                   Amount             Share          Purchased

                 Month 1            $100             $10.00              10
                 Month 2            $100             $12.50               8
                 Month 3            $100             $ 5.00              20
                 Month 4            $100             $10.00              10

                 -------------------------------------------------------------
                                    $400             $37.50              48

Total Amount Invested:  $400
Total Number of Shares Purchased:  48
Average Price Per Share:  $9.38 ($37.50/4)
Average Cost Per Share:  $8.33 ($400/48 shares)

________ This example is for illustration purposes only. It is not intended to represent the actual performance of any stock or bond fund in the Delaware Investments family of funds.

The Power of Compounding

         When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding. Each Fund may include illustrations showing the power of compounding in advertisements and other types of literature.

TRADING PRACTICES AND BROKERAGE

         The Manager selects brokers or dealers to execute transactions on behalf of each Fund for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The Sub-Adviser performs this function with respect to transactions on behalf of Global Equity Fund for the purchase and sale of U.S. securities. The primary consideration is to have brokers or dealers execute transactions at best price and execution. Best price and execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. A number of trades are made on a net basis where a Fund either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, the Fund involved pays reasonably competitive brokerage commission rates based upon the professional knowledge of the Manager or the Sub-Adviser as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Fund may pay a minimal share transaction cost when the transaction presents no difficulty.

         During the past three fiscal years, the aggregate dollar amounts of brokerage commissions paid by International Equity Fund, Emerging Markets Fund and Global Equity Fund were as follows:

                                                 November 30,
                                       1998         1997             1996
                                       ----         ----             ----

         International Equity Fund       $         $318,619        $142,445
         Emerging Markets Fund (1)       $          91,510          28,013
         Global Equity Fund              $        1,541             N/A

(1) Date of initial public offering of Emerging Markets Fund was June 10, 1996.

         The Manager or the Sub-Adviser may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager or the Sub-Adviser in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

     During the fiscal year ended November 30, 1998, portfolio transactions of the following Funds, in the amounts listed below, resulting in brokerage commissions in the amounts listed below, were directed to brokers for brokerage and research services provided:

                                                 Portfolio         Brokerage
                                               Transactions        Commissions
                                                  Amounts            Amounts

         International Equity Fund             $                   $
         Emerging Markets
         Global Equity Fund


         As provided in the Securities Exchange Act of 1934 (the "1934 Act") and each Fund's Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Funds believe that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager or the Sub-Adviser which constitute in some part brokerage and research services used by the Manager or the Sub-Adviser in connection with its investment decision-making process and constitute in some part services used by the Manager or the Sub-Adviser in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager or the Sub-Adviser will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager or the Sub-Adviser in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to a Fund and to other funds in the Delaware Group. Subject to best price and execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

         The Manager or the Sub-Adviser may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager, the Sub-Adviser and Global Funds, Inc.'s Board of Directors that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

         Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD"), and subject to seeking best price and execution, a Fund may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Investments family of funds such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of such funds as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.

Portfolio Turnover

         A Fund is free to dispose of portfolio securities at any time, subject to complying with the Code and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of its investment objective. A Fund will not attempt to achieve or be limited to a predetermined rate of portfolio turnover, such a turnover always being incidental to transactions undertaken with a view to achieving a Fund's investment objective.

         The degree of portfolio activity may affect brokerage costs of a Fund and taxes payable by a Fund's shareholders. A turnover rate of 100% would occur, for example, if all the investments in the Fund's portfolio at the beginning of the year were replaced by the end of the year. In investing for capital appreciation, a Fund may hold securities for any period of time. Portfolio turnover will also be increased if a Fund writes a large number of call options which are subsequently exercised. To the extent a Fund realizes gains on securities held for less than six months, such gains are taxable to the shareholder or to the Fund at ordinary income tax rates. The turnover rate also may be affected by cash requirements from redemptions and repurchases of Fund shares.
Total brokerage costs generally increase with higher portfolio turnover rates.

         Under certain market conditions, a Fund may experience a rate of portfolio turnover which could exceed 100%. Each Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less.

         During the past two fiscal years, the portfolio turnover rates of the Funds were as follows:

                                                         November 30,
                                                  1998                1997
                                                  ----                ----
         International Equity Fund                                      8%
         Global Bond Fund                                              76%
         Emerging Markets Fund (1)                                     65%
         Global Equity Fund

  * Annualized

(1) Date of initial public offering of Emerging Markets Fund was June 10, 1996.

PURCHASING SHARES

         The Distributor serves as the national distributor for each Fund's shares and has agreed to use its best efforts to sell shares of each Fund. See the Prospectuses for additional information on how to invest. Shares of each Fund are offered on a continuous basis and may be purchased through authorized investment dealers or directly by contacting Global Funds, Inc. or the Distributor.

         The minimum initial investment generally is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of such Classes generally must be at least $100. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, directors and employees of any Delaware Investments fund, the Manager or the Sub-Adviser or any of their affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Delaware Group Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner Strategy selected. There are no minimum purchase requirements for the Institutional Classes, but certain eligibility requirements must be satisfied.

         Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. See Investment Plans for purchase limitations applicable to retirement plans. Global Funds, Inc. will reject any purchase order for more than $250,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind, however, that reduced front-end sales charges apply to investments of $50,000 or more in Class A Shares ($100,000 or more in the case of the Global Bond Fund A Class), and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

         Selling dealers are responsible for transmitting orders promptly. Global Funds, Inc. reserves the right to reject any order for the purchase of its shares of either Fund if in the opinion of management such rejection is in such Fund's best interest. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. A Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Investments family. Each Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

         Each Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

         Each Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

         The NASD has adopted amendments to its Conduct Rules, as amended, relating to investment company sales charges. Global Funds, Inc. and the Distributor intend to operate in compliance with these rules.

         Class A Shares are purchased at the offering price which reflects a maximum front-end sales charge of 5.75% (4.75% in the case of Global Bond Fund); however, lower front-end sales charges apply for larger purchases. See the table in the Fund Classes' Prospectuses. Absent applicable fee waivers, Class A Shares are also subject to annual 12b-1 Plan expenses for the life of the investment.

         Class B Shares of Global Bond Fund are purchased at net asset value and are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class B Shares of the other Funds are purchased at net asset value and are subject to a CDSC of: (i) 5% if shares are redeemed within one year of purchase; (ii) 4% if shares are redeemed within two years of purchase;
(iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; and (v) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are also subject to annual 12b-1 Plan expenses which are higher than those to which Class A Shares are subject and are assessed against Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares, below.

         Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject.

         Institutional Class shares are purchased at the net asset value per share without the imposition of a front-end or contingent deferred sales charge or 12b-1 Plan expenses. See Plans Under Rule 12b-1 for the Fund Classes under Purchasing Shares, and Determining Offering Price and Net Asset Value in this Part B.

         Class A Shares, Class B Shares, Class C Shares and Institutional Class shares represent a proportionate interest in a Fund's assets and will receive a proportionate interest in that Fund's income, before application, as to Class A, Class B and Class C Shares, of any expenses under that Fund's 12b-1 Plans.

         The Distributor has voluntarily elected to waive 0.05% of the payment of 12b-1 Plan expenses by Emerging Markets Fund A Class beginning February 1, 1998 through May 31, 1999.

         Certificates representing shares purchased are not ordinarily issued unless, in the case of Class A Shares or Institutional Class shares, a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares or Class C Shares or in the case of any retirement plan account including self-directed IRAs. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor that is permitted to obtain a certificate may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by Global Funds, Inc. for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact a Fund for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

Alternative Purchase Arrangements
         The alternative purchase arrangements of Class A Shares, Class B Shares and Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and annual 12b-1 Plan expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares, or to purchase either Class B or Class C Shares and have the entire initial purchase amount invested in the Fund with the investment thereafter subject to a CDSC and annual 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are redeemed within six years of purchase, and Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class B and Class C Shares are each subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class. Class B Shares will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares. Unlike Class B Shares, Class C Shares do not convert to another Class.

         The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each of the classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.

         For the distribution and related services provided to, and the expenses borne on behalf of, the Funds, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and

12b-1 Plan fees and, in the case of Class B Shares and Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisers may receive different compensation for selling Class A Shares, Class B Shares and Class C Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See Plans Under Rule 12b-1 for the Fund Classes.

         Dividends, if any, paid on Class A Shares, Class B Shares and Class C Shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the additional amount of 12b-1 Plan expenses relating to Class B Shares and Class C Shares will be borne exclusively by such shares. See Determining Offering Price and Net Asset Value.

Class A Shares
         Purchases of $50,000 or $100,000 or more of Class A Shares at the offering price carry reduced front-end sales charges as shown in the table in the Fund Classes' Prospectuses, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Special Purchase Features - Class A Shares, below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

         From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Investments products and services and who increase sales of Delaware Investments funds may receive an additional commission of up to 0.15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Dealer's Commission
         As described in the Prospectuses, for initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are effected.

         For accounts with assets over $1 million, the dealer commission resets annually to the highest incremental commission rate on the anniversary of the first purchase. In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Investments funds as to which a Limited CDSC applies (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange) may be aggregated with those of the Class A Shares of a Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

         An exchange from other Delaware Investments funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
         Class B Shares and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth above, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class B Shares or Class C Shares of a Fund, even if those shares are later exchanged for shares of another Delaware Investments fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange. See Waiver of Contingent Deferred Sales Charge--Class B Shares and Class C Shares under Redemption and Exchange for the Fund Classes for a list of the instances in which the CDSC is waived.

         During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. At the end of approximately eight years after purchase, the investor's Class B Shares will be automatically converted into Class A Shares of the same Fund. See Automatic Conversion of Class B Shares below. Such conversion will constitute a tax-free exchange for federal income tax purposes. See Taxes. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares.

         In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

         All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Deferred Sales Charge Alternative - Class B Shares
         Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 5% (4% in the case of Global Bond
Fund) of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for a Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

         Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in this Part B, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

Automatic Conversion of Class B Shares
         Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the last business day of the second full week of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.

         Class B Shares of a fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that fund (or, in the case of Delaware Group Cash Reserve, Inc., the Delaware Cash Reserve Consultant Class) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.

         All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See Taxes.

Level Sales Charge Alternative - Class C Shares
         Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

         Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this Part B. See Redemption and Exchange.

Plans Under Rule 12b-1 for the Fund Classes

         Pursuant to Rule 12b-1 under the 1940 Act, Global Funds, Inc. has adopted a separate plan for each of the Class A Shares, the Class B Shares and the Class C Shares of a Fund (the "Plans"). Each Plan permits the relevant Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the Classes of shares to which the Plan applies. The Plans do not apply to Institutional Classes of shares. Such shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of shares of the Institutional Classes. Shareholders of the Institutional Classes may not vote on matters affecting the Plans.

         The Plans permit a Fund, pursuant to its Distribution Agreement, to pay out of the assets of the Class A Shares, Class B Shares and Class C Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into dealer's agreements with the Distributor. The Plan expenses relating to Class B Shares and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

         In addition, absent any applicable fee waiver, each Fund may make payments out of the assets of the Class A Shares, Class B Shares and Class C Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such classes.

         The maximum aggregate fee payable by a Fund under its Plans and a Fund's Distribution Agreement, is on an annual basis, up to 0.30% of average daily net assets of Class A Shares, and up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of Class B Shares' and Class C Shares' average daily net assets for the year. Global Funds, Inc.'s Board of Directors may reduce these amounts at any time.

         All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A Shares, Class B Shares and Class C Shares would be borne by such persons without any reimbursement from such classes. Subject to seeking best price and execution, a Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.

         From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

         The Plans and the Distribution Agreements, as amended, have all been approved by the Board of Directors of Global Funds, Inc., including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of Global Funds, Inc. and who have no direct or indirect financial interest in the Plans, by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreements. Continuation of the Plans and the Distribution Agreements, as amended, must be approved annually by the Board of Directors in the same manner as specified above.

         Each year, the directors must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, Class A Shares, Class B Shares and Class C Shares of each Fund and that there is a reasonable likelihood of the Plan relating to a Class providing a benefit to that Class. The Plans and the Distribution Agreements, as amended, may be terminated at any time without penalty by a majority of those directors who are not "interested persons" or by a majority vote of the relevant Class' outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Class' outstanding voting securities, as well as by a majority vote of those directors who are not "interested persons." With respect to each Class A Shares' Plan any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of the respective Fund's B Class. Also, any other material amendment to the Plans must be approved by a majority vote of the directors including a majority of the noninterested directors of Global Funds, Inc. having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of directors who are not "interested persons" of Global Funds, Inc. must be effected by the directors who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Directors for its review.

         For the fiscal year ended November 30, 1998, payments from Class A Shares, Class B Shares and Class C Shares of International Equity Fund amounted to $________, $_________ and $__________, respectively. Such amounts were used for the following purposes:

                                                    International         International             International
                                                     Equity Fund           Equity Fund               Equity Fund
                                                       A Class               B Class                   C Class
Advertising                                                $                    ---                      ---
Annual/Semi-Annual Reports                                 $                    ---                      ---
Broker Trails                                              $                      $                        $
Broker Sales Charges                                     ---                      $                        $
Dealer Service Expenses                                    $                    ---                        $
Interest on Broker Sales Charges                         ---                      $                        $
Commissions to Wholesalers                                 $                      $                        $
Promotional-Broker Meetings                                $                      $                        $
Promotional-Other                                          $                    ---                      ---
Prospectus Printing                                        $                    ---                      ---
Telephone                                                  $                    ---                        $
Wholesaler Expenses                                        $                      $                        $
Other                                                    ---                    ---                      ---

         For the fiscal year ended November 30, 1998, payments from Class A Shares, Class B Shares and Class C Shares of Global Bond Fund amounted to $_________, $________ and $________, respectively. Such amounts were used for the following purposes:

                                                    Global Bond Fund       Global Bond Fund       Global Bond Fund
                                                         A Class                B Class                C Class
Advertising                                                $                      ---                    ---
Annual/Semi-Annual Reports                                 $                      ---                    ---
Broker Trails                                              $                      $                      $
Broker Sales Charges                                       ---                    $                      $
Dealer Service Expenses                                    ---                    $                      $
Interest on Broker Sales Charges                           ---                    $                      $
Commissions to Wholesalers                                 $                      $                      $
Promotional-Broker Meetings                                $                      $                      $
Promotional-Other                                          $                      ---                    ---
Prospectus Printing                                        $                      ---                    ---
Telephone                                                  ---                    $                      $
Wholesaler Expenses                                        ---                     $                      $
Other                                                      ---                    ---                    ---

         For the fiscal year ended November 30, 1998, payments from Class A Shares, Class B Shares and Class C Shares of Global Equity Fund amounted to $_______, $________ and $_________, respectively. Such amounts were used for the following purposes:

                                                         Global                Global              Global
                                                       Equity Fund           Equity Fund         Equity Fund
                                                         A Class               B Class             C Class
Advertising                                                $                     ---                  ---
Annual/Semi-Annual Reports                                 $                     ---                  ---
Broker Trails                                              $                     $                    $
Broker Sales Charges                                       ---                   $                    $
Dealer Service Expenses                                    ---                   ---                  $
Interest on Broker Sales Charges                           ---                   $                    $
Commissions to Wholesalers                                 $                     $                    $
Promotional-Broker Meetings                                $                     $                    $
Promotional-Other                                          $                     ---                  ---
Prospectus Printing                                        $                     ---                  ---
Telephone                                                  ---                   $                    $
Wholesaler Expenses                                        ---                   $                    $
Other                                                      ---                   ---                  ---

________ For the fiscal year ended November 30, 1998, payments from Class A Shares, Class B Shares and Class C Shares of Emerging Markets Fund amounted to $__________, $________ and $_________, respectively. Such amounts were used for the following purposes:

                                               Emerging                 Emerging                 Emerging
                                             Markets Fund              Markets Fund             Markets Fund
                                                A Class                  B Class                  C Class
Advertising                                      $                        ---                       ---
Annual/Semi-Annual Reports                       $                        ---                       ---
Broker Trails                                    $                        $                         $
Broker Sales Charges                             ---                      $                         $
Dealer Service Expenses                          ---                      ---                       $
Interest on Broker Sales Charges                 ---                      $                         $
Commissions to Wholesalers                       $                        $                         $
Promotional-Broker Meetings                      $                        $                         $
Promotional-Other                                $                        ---                       ---
Prospectus Printing                              $                        ---                       ---
Telephone                                        ---                      ---                       $
Wholesaler Expenses                              ---                      ---                       $
Other                                            ---                      ---                       ---

Other Payments to Dealers - Class A Shares, Class B Shares and Class C Shares
         From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of Fund Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Investments family of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of Delaware Investments fund shares.

         Subject to pending amendments to the NASD's Conduct Rules, in connection with the promotion of Delaware Investments fund shares, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising and may, from time to time, pay or allow additional promotional incentives to dealers, which shall include non-cash concessions, such as certain luxury merchandise or a trip to or attendance at a business or investment seminar at a luxury resort, as part of preapproved sales contests. Payment of non-cash compensation to dealers is currently under review by the NASD and the Securities and Exchange Commission. It is likely that the NASD's Conduct Rules will be amended such that the ability of the Distributor to pay non-cash compensation as described above will be restricted in some fashion. The Distributor intends to comply with the NASD's Conduct Rules as they may be amended.

Special Purchase Features - Class A Shares

Buying Class A Shares at Net Asset Value
         Class A Shares of the Fund may be purchased at net asset value under the Delaware Investments Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.

         Purchases of Class A Shares may be made at net asset value by current and former officers, directors and employees (and members of their families) of the Manager, any affiliate, any of the funds in the Delaware Investments family, certain of their agents and registered representatives and employees of authorized investment dealers and by employee benefit plans for such entities. Individual purchases, including those in retirement accounts, must be for accounts in the name of the individual or a qualifying family member. Class A Shares may also be purchased at net asset value by current and former officers, directors and employees (and members of their families) of the Dougherty Financial Group LLC.

         Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of funds in the Delaware Investments family. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Investors may be charged a fee when effecting transactions in Class A Shares through a broker or agent that offers these special investment products.

         Purchases of Class A Shares at net asset value may also be made by the following: financial institutions investing for the account of their trust customers if they are not eligible to purchase shares of the Institutional Class of a Fund; any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, for which plan participant records are maintained on the Retirement Financial Services, Inc. (formerly known as Delaware Investment & Retirement Services, Inc.) proprietary record keeping system that (i) has in excess of $500,000 of plan assets invested in Class A Shares of funds in the Delaware Investments family and any stable value account available to investment advisory clients of the Manager or its affiliates; or
(ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a fund in the Delaware Investments family and such employer has properly represented to, and received written confirmation back from, Retirement Financial Services, Inc. in writing that it has the requisite number of employees. See Group Investment Plans for information regarding the applicability of the Limited CDSC.

         Purchases of Class A Shares at net asset value may also be made by bank sponsored retirement plans that are no longer eligible to purchase Institutional Class Shares or purchase interests in a collective trust as a result of a change in distribution arrangements.

         Investors in Delaware Investments Unit Investment Trusts may reinvest monthly dividend checks and/or repayment of invested capital into Class A Shares of any of the funds in the Delaware Investments family at net asset value.

         Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a fund account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

Global Funds, Inc. must be notified in advance that the trade qualifies for purchase at net asset value.

Allied Plans
         Class A Shares are available for purchase by participants in certain 401(k) Defined Contribution Plans ("Allied Plans") which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Investments funds ("eligible Delaware Investments fund shares"), as well as shares of designated classes of non-Delaware Investments funds ("eligible non-Delaware Investments fund shares"). Class B Shares and Class C Shares are not eligible for purchase by Allied Plans.

         With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Investments and eligible non-Delaware Investments fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Investments fund shares. See Combined Purchases Privilege, below.

         Participants in Allied Plans may exchange all or part of their eligible Delaware Investments fund shares for other eligible Delaware Investments fund shares or for eligible non-Delaware Investments fund shares at net asset value without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Investments and non-Delaware Investments, which were not subject to a front end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Investments fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends.
See Investing by Exchange.

         A dealer's commission may be payable on purchases of eligible Delaware Investments fund shares under an Allied Plan. In determining a financial adviser's eligibility for a dealer's commission on net asset value purchases of eligible Delaware Investments fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated. See Class A Shares.

         The Limited CDSC is applicable to redemptions of net asset value purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the Limited CDSC, as described under Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Investments and non-Delaware Investments fund shares. When eligible Delaware Investments fund shares are exchanged into eligible non-Delaware Investments fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial adviser or selling dealer. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Letter of Intention
         The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or Global Funds, Inc. which provides for the holding in escrow by the Transfer Agent, of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all their shares of the Funds and of any class of any of the other mutual funds in Delaware Investments (except shares of any Delaware Investments fund which do not carry a front-end sales charge, CDSC or Limited CDSC other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC) previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter.

         Employers offering a Delaware Investments retirement plan may also complete a Letter of Intention to obtain a reduced front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in Delaware Investments funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed Letter of Intention based on this acceptance criteria. The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level designated in their Letter of Intention) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC or Limited CDSC of any class. Class B Shares and Class C Shares of a Fund and other Delaware Investments funds which offer corresponding classes of shares may also be aggregated for this purpose.

Combined Purchases Privilege
         In determining the availability of the reduced front-end sales charge previously set forth with respect to Class A Shares, purchasers may combine the total amount of any combination of Class A Shares, Class B Shares and/or Class C Shares of the Funds, as well as shares of any other class of any of the other Delaware Investments funds (except shares of any Delaware Investments fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC). In addition, assets held by investment advisory clients of the Manager or its affiliates in a stable value account may be combined with other Delaware Investments fund holdings.

         The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation
         In determining the availability of the reduced front-end sales charge with respect to the Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares, Class B Shares and Class C Shares of a Fund, as well as shares of any other class of any of the other Delaware Investments funds which offer such classes (except shares of any Delaware Investments fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC). If, for example, any such purchaser has previously purchased and still holds Class A Shares of International Equity Fund and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $10,000 at offering price of additional shares of Class A Shares, the charge applicable to the $10,000 purchase would currently be 4.75. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.

12-Month Reinvestment Privilege
         Holders of Class A Shares of a Fund (and of Institutional Classes holding shares which were acquired through an exchange from one of the other mutual funds in Delaware Investments offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in Class A Shares of that Fund or in Class A Shares of any of the other funds in the Delaware Investments family, subject to applicable eligibility and minimum purchase requirements, in states where shares of such other funds may be sold, at net asset value without the payment of a front-end sales charge. This privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds in the Delaware Investments family offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of either Class B Shares or Class C Shares.

         Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. A redemption and reinvestment could have income tax consequences. It is recommended that a tax adviser be consulted with respect to such transactions. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

         Investors should consult their financial advisers or the Transfer Agent, which also serves as the Funds' shareholder servicing agent, about the applicability of the Limited CDSC (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange) in connection with the features described above.

Group Investment Plans
         Group Investment Plans which are not eligible to purchase shares of the Institutional Classes may also benefit from the reduced front-end sales charges for investments in Class A Shares, based on total plan assets. If a company has more than one plan investing in the Delaware Investments family of funds, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to the Fund in which the investment is being made at the time of each such purchase. Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to non-retirement Delaware Investments investment accounts if they so notify the Fund in which they are investing in connection with each purchase. See Retirement Plans for the Fund Classes under Investment Plans for information about Retirement Plans.

         The Limited CDSC is applicable to any redemptions of net asset value purchases made on behalf of any group retirement plan on which a dealer's commission has been paid only if such redemption is made pursuant to a withdrawal of the entire plan from a fund in the Delaware Investments family. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Institutional Classes
         The Institutional Class of each Fund is available for purchase only by:
(a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager or its affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the Manager, or its other affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment of the financial institution of a Rule 12b-1 Plan fee; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

         Shares of Institutional Classes are available for purchase at net asset value, without the imposition of a front-end or contingent deferred sales charge and are not subject to Rule 12b-1 expenses.

INVESTMENT PLANS

Reinvestment Plan/Open Account
         Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Fund Class in which an investor has an account (based on the net asset value in effect on the reinvestment date) and will be credited to the shareholder's account on that date. All dividends and distributions of the Institutional Classes are reinvested in the accounts of the holders of such shares (based on the net asset value in effect on the reinvestment date). A confirmation of each dividend payment from net investment income will be mailed to shareholders quarterly. A confirmation of any distributions from realized securities profits will be mailed to shareholders in the first quarter of the fiscal year.

         Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to the specific Fund and Class in which shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectuses and this Part B, are made for Class A Shares at the public offering price, and for Class B Shares, Class C Shares and Institutional Classes at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time.
This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in Other Delaware Investments Family of Funds
         Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Class A Shares, Class B Shares and Class C Shares may automatically reinvest dividends and/or distributions in any of the mutual funds in the Delaware Investments, including the Funds, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

         Subject to the following limitations, dividends and/or distributions from other funds in Delaware Investments may be invested in shares of the Funds, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares or Class C Shares. Dividends from Class B Shares may only be directed to other Class B Shares and dividends from Class C Shares may only be directed to other Class C Shares.

         Capital gains and/or dividend distributions for participants in the following retirement plans are automatically reinvested into the same Delaware Investments fund in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Investing by Exchange
         If you have an investment in another mutual fund in the Delaware Investments family, you may write and authorize an exchange of part or all of your investment into shares of a Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privileges.

         Holders of Class A Shares of a Fund may exchange all or part of their shares for certain of the shares of other funds in the Delaware Investments family, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares or Class C Shares of the Fund or of any other fund in the Delaware Investments family. Holders of Class B Shares of a Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Investments funds. Similarly, holders of Class C Shares of a Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Investments funds. Class B Shares of a Fund and Class C Shares of a Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of a Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of that Fund.

         Permissible exchanges into Class A Shares of a Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of a Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

Investing by Electronic Fund Transfer
         Direct Deposit Purchase Plan--Investors may arrange for either Fund to accept for investment in Class A Shares, Class B Shares or Class C Shares, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

         Automatic Investing Plan--Shareholders of Class A Shares, Class B Shares and Class C Shares may make automatic investments by authorizing, in advance, monthly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

                                      *  *  *

         Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

         Payments to a Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, a Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

Direct Deposit Purchases by Mail
         Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. Either Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact Global Funds, Inc. for proper instructions.

MoneyLine (SM) On Demand
         You or your investment dealer may request purchases of Fund shares by phone using MoneyLine (SM) On Demand. When you authorize a Fund to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine (SM) On Demand transactions.

         It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for this service; however, your bank may charge a fee.

Wealth Builder Option
         Shareholders can use the Wealth Builder Option to invest in the Fund Classes through regular liquidations of shares in their accounts in other mutual funds in the Delaware Investments family. Shareholders of the Fund Classes may elect to invest in one or more of the other mutual funds in Delaware Investments family through the Wealth Builder Option. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above.

         Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in the Delaware Investments family, subject to the conditions and limitations set forth in the Fund Classes' Prospectus. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

         Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Exchange Privilege for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans. This option also is not available to shareholders of the Institutional Classes.

 Asset Planner
         To invest in Delaware Investments funds using the Asset Planner asset allocation service, you should complete an Asset Planner Account Registration Form, which is available only from a financial adviser or investment dealer. Effective September 1, 1997, the Asset Planner Service is only available to financial advisers or investment dealers who have previously used this service. The Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Investments funds. With the help of a financial adviser, you may also design a customized asset allocation strategy.

         The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Investments accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange. Also see Buying Class A Shares at Net Asset Value. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A, Class B and Class C Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of a Fund and of other funds in the Delaware Investments family may be used in the same Strategy with consultant class shares that are offered by certain other Delaware Investments funds.

         An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number. Investors will receive a customized quarterly Strategy Report summarizing all Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

         Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

Retirement Plans for the Fund Classes
         An investment in the Funds may be suitable for tax-deferred retirement plans. Delaware Investments offers a full spectrum of retirement plans, including the 401(k) Defined Contribution Plan, Individual Retirement Account ("IRA") and the new Roth IRA and Education IRA.

         Among the retirement plans that Delaware Investments offers, Class B Shares are available only by Individual Retirement Accounts, SIMPLE IRAs, Roth IRAs, Education IRAs, Simplified Employee Pension Plans, Salary Reduction Simplified Employee Pension Plans, and 403(b)(7) and 457 Deferred Compensation Plans. The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange for a list of the instances in which the CDSC is waived.

         Purchases of Class B Shares are subject to a maximum purchase limitation of $250,000 for retirement plans. Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.

         Minimum investment limitations generally applicable to other investors do not apply to retirement plans other than Individual Retirement Accounts, for which there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such Plans.

         Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase shares of the Institutional Class shares. See Institutional Classes, above. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center telephone number.

         It is advisable for an investor considering any one of the retirement plans described below to consult with an attorney, accountant or a qualified retirement plan consultant. For further details, including applications for any of these plans, contact your investment dealer or the Distributor.

         Taxable distributions from the retirement plans described below may be subject to withholding.

         Please contact your investment dealer or the Distributor for the special application forms required for the Plans described below.

Prototype Profit Sharing or Money Purchase Pension Plans
         Prototype Plans are available for self-employed individuals, partnerships, corporations and other eligible forms of organizations. These plans can be maintained as Section 401(k), profit sharing or money purchase pension plans. Contributions may be invested only in Class A Shares and Class C Shares.

Individual Retirement Account ("IRA")
         A document is available for an individual who wants to establish an IRA and make contributions which may be tax-deductible, even if the individual is already participating in an employer-sponsored retirement plan. Even if contributions are not deductible for tax purposes, as indicated below, earnings will be tax-deferred. In addition, an individual may make contributions on behalf of a spouse who has no compensation for the year; however, participation may be restricted based on certain income limits.

IRA Disclosures
         The Taxpayer Relief Act of 1997 provides new opportunities for investors. Individuals have five types of tax-favored IRA accounts that can be utilized depending on the individual's circumstances. A new Roth IRA and Education IRA are available in addition to the existing deductible IRA and non-deductible IRA.

Deductible and Non-deductible IRAs
         An individual can contribute up to $2,000 in his or her IRA each year. Contributions may or may not be deductible depending upon the taxpayer's adjusted gross income ("AGI") and whether the taxpayer is an active participant in an employer sponsored retirement plan. Even if a taxpayer is an active participant in an employer sponsored retirement plan, the full $2,000 is still available if the taxpayer's AGI is below $30,000 ($50,000 for taxpayers filing joint returns) for years beginning after December 31, 1997. A partial deduction is allowed for married couples with income between $50,000 and $60,000, and for single individuals with incomes between $30,000 and $40,000. These income phase-out limits reach $80,000-$100,000 in 2007 for joint filers and $50,000-$60,000 in 2005 for single filers. No deductions are available for contributions to IRAs by taxpayers whose AGI after IRA deductions exceeds the maximum income limit established for each year and who are active participants in an employer sponsored retirement plan.

         Taxpayers who are not allowed deductions on IRA contributions still can make non-deductible IRA contributions of as much as $2,000 for each working spouse and defer taxes on interest or other earnings from the IRAs.

         Under the new law, a married individual is not considered an active participant in an employer sponsored retirement plan merely because the individual's spouse is an active participant if the couple's combined AGI is below $150,000. The maximum deductible IRA contribution for a married individual who is not an active participant, but whose spouse is, is phased out for combined AGI between $150,000 and $160,000.

Conduit (Rollover) IRAs
         Certain individuals who have received or are about to receive eligible rollover distributions from an employer-sponsored retirement plan or another IRA may rollover the distribution tax-free to a Conduit IRA. The rollover of the eligible distribution must be completed by the 60th day after receipt of the distribution; however, if the rollover is in the form of a direct trustee-to-trustee transfer without going through the distributee's hand, the 60-day limit does not apply.

         A distribution qualifies as an "eligible rollover distribution" if it is made from a qualified retirement plan, a 403(b) plan or another IRA and does not constitute one of the following:

         (1) Substantially equal periodic payments over the employee's life or life expectancy or the joint lives or life expectancies of the employee and his/her designated beneficiary;

         (2) Substantially equal installment payments for a period certain of 10 or more years;

         (3) A distribution, all of which represents a required minimum distribution after attaining age 70 1/2;

         (4) A distribution due to a Qualified Domestic Relations Order to an alternate payee who is not the spouse (or former spouse) of the employee; and

         (5) A distribution of after-tax contributions which is not includable in income.

Roth IRAs
         For taxable years beginning after December 31, 1997, non-deductible contributions of up to $2,000 per year can be made to a new Roth IRA. As a result of the Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Act"), the $2,000 annual limit will not be reduced by any contributions to a deductible or nondeductible IRA for the same year. The maximum contribution that can be made to a Roth IRA is phased out for single filers with AGI between $95,000 and $110,000, and for couples filing jointly with AGI between $150,000 and $160,000. Qualified distributions from a Roth IRA would be exempt from federal taxes. Qualified distributions are distributions (1) made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA and (2) that are (a) made on or after the date on which the individual attains age 59 1/2, (b) made to a beneficiary on or after the death of the individual, (c) attributed to the individual being disabled, or (d) for a qualified special purpose (e.g., first time homebuyer expenses).

         Distributions that are not qualified distributions would always be tax-free if the taxpayer is withdrawing contributions, not accumulated earnings.

         Taxpayers with AGI of $100,000 or less are eligible to convert an existing IRA (deductible, nondeductible and conduit) to a Roth IRA. Earnings and contributions from a deductible IRA are subject to a tax upon conversion; however, no 10% excise tax for early withdrawal would apply. If the conversion is done prior to January 1, 1999, then the income from the conversion can be included in income ratably over a four-year period beginning with the year of conversion.

Education IRAs
         For taxable years beginning after December 31, 1997, an Education IRA has been created exclusively for the purpose of paying qualified higher education expenses. Taxpayers can make non-deductible contributions up to $500 per year per beneficiary. The $500 annual limit is in addition to the $2,000 annual contribution limit applicable to IRAs and Roth IRAs. Eligible contributions must be in cash and made prior to the date the beneficiary reaches age 18. Similar to the Roth IRA, earnings would accumulate tax-free. There is no requirement that the contributor be related to the beneficiary, and there is no limit on the number of beneficiaries for whom one contributor can establish Education IRAs. In addition, multiple Education IRAs can be created for the same beneficiaries, however, the contribution limit of all contributions for a single beneficiary cannot exceed $500 annually.

         This $500 annual contribution limit for Education IRAs is phased out ratably for single contributors with modified AGI between $95,000 and $110,000, and for couples filing jointly with modified AGI of between $150,000 and $160,000. Individuals with modified AGI above the phase-out range are not allowed to make contributions to an Education IRA established on behalf of any other individual.

         Distributions from an Education IRA are excludable from gross income to the extent that the distribution does not exceed qualified higher education expenses incurred by the beneficiary during the year the distribution is made regardless of whether the beneficiary is enrolled at an eligible educational institution on a full-time, half-time, or less than half-time basis.

         Any balance remaining in an Education IRA at the time a beneficiary becomes 30 years old must be distributed, and the earnings portion of such a distribution will be includable in gross income of the beneficiary and subject to an additional 10% penalty tax if the distribution is not for qualified higher education expenses. Tax-free (and penalty-free) transfers and rollovers of account balances from one Education IRA benefiting one beneficiary to another Education IRA benefiting a different beneficiary (as well as redesignations of the named beneficiary) is permitted, provided that the new beneficiary is a member of the family of the old beneficiary and that the transfer or rollover is made before the time the old beneficiary reaches age 30 and the new beneficiary reaches age 18.

         A company or association may establish a Group IRA or Group Roth IRA for employees or members who want to purchase shares of the Fund.

         Investments generally must be held in the IRA until age 59 1/2 in order to avoid premature distribution penalties, but distributions generally must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Individuals are entitled to revoke the account, for any reason and without penalty, by mailing written notice of revocation to Delaware Management Trust Company within seven days after the receipt of the IRA Disclosure Statement or within seven days after the establishment of the IRA, except, if the IRA is established more than seven days after receipt of the IRA Disclosure Statement, the account may not be revoked. Distributions from the account (except for the pro-rata portion of any nondeductible contributions) are fully taxable as ordinary income in the year received. Excess contributions removed after the tax filing deadline, plus extensions, for the year in which the excess contributions were made are subject to a 6% excise tax on the amount of excess. Premature distributions (distributions made before age 59 1/2, except for death, disability and certain other limited circumstances) will be subject to a 10% excise tax on the amount prematurely distributed, in addition to the income tax resulting from the distribution. For information concerning the applicability of a CDSC upon redemption of Class B Shares and Class C Shares, see Contingent Deferred Sales Charge - Class B Shares and Class C Shares.

         Effective January 1, 1997, the 10% premature distribution penalty will not apply to distributions from an IRA that are used to pay medical expenses in excess of 7.5% of adjusted gross income or to pay health insurance premiums by an individual who has received unemployment compensation for 12 consecutive weeks. In addition, effective January 1, 1998, the new law allows for premature distribution without a 10% penalty if (i) the amounts are used to pay qualified higher education expenses (including graduate level courses) of the taxpayer, the taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse, or (ii) used to pay acquisition costs of a principle residence for the purchase of a first-time home by the taxpayer, taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse. A qualified first-time homebuyer is someone who has had no ownership interest in a residence during the past two years. The aggregate amount of distribution for first-time home purchases cannot exceed a lifetime cap of $10,000.

Simplified Employee Pension Plan ("SEP/IRA")
         A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Classes is available for investment by a SEP/IRA.


Salary Reduction Simplified Employee Pension Plan ("SAR/SEP")
         Although new SAR/SEP plans may not be established after December 31, 1996, existing plans may continue to be maintained by employers having 25 or fewer employees. An employer may elect to make additional contributions to such existing plans.

Prototype 401(k) Defined Contribution Plan
         Section 401(k) of the Code permits employers to establish qualified plans based on salary deferral contributions. Effective January 1, 1997, non-governmental tax-exempt organizations may establish 401(k) plans. Plan documents are available to enable employers to establish a plan. An employer may also elect to make profit sharing contributions and/or matching contributions with investments in only Class A Shares and Class C Shares or certain other funds in the Delaware Investments family. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table the Prospectuses for the Fund Classes.

Deferred Compensation Plan for Public Schools and Non-Profit Organizations ("403(b)(7)")
         Section 403(b)(7) of the Code permits public school systems and certain non-profit organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements for their employees. A custodial account agreement is available for those employers who wish to purchase shares of any of the Classes in conjunction with such an arrangement. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table the Prospectuses for the Fund Classes.

Deferred Compensation Plan for State and Local Government Employees ("457")
         Section 457 of the Code permits state and local governments, their agencies and certain other entities to establish a deferred compensation plan for their employees who wish to participate. This enables employees to defer a portion of their salaries and any federal (and possibly state) taxes thereon. Such plans may invest in shares of the Fund. Although investors may use their own plan, there is available a Delaware Investments 457 Deferred Compensation Plan. Interested investors should contact the Distributor or their investment dealers to obtain further information. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table in the Prospectuses for the Fund Classes.

SIMPLE IRA
         A SIMPLE IRA combines many of the features of an IRA and a 401(k) Plan but is easier to administer than a typical 401(k) Plan. It requires employers to make contributions on behalf of their employees and also has a salary deferral feature that permits employees to defer a portion of their salary into the plan on a pre-tax basis. A SIMPLE IRA is available only to plan sponsors with 100 or fewer employees.

SIMPLE 401(k)
         A SIMPLE 401(k) is like a regular 401(k) except that it is available only to plan sponsors 100 or fewer employees and, in exchange for mandatory plan sponsor contributions, discrimination testing is no longer required. Class B Shares are not available for purchase by such plans.

DETERMINING OFFERING PRICE AND NET ASSET VALUE

         Orders for purchases of Class A Shares are effected at the offering price next calculated by the Fund in which shares are being purchased after receipt of the order by the Fund or its agent. Orders for purchases of Class B Shares, Class C Shares and the Institutional Classes are effected at the net asset value per share next calculated after receipt of the order by the Fund in which shares are being purchased or its agent. See Distribution and Service under Investment Management Agreement. Selling dealers have the responsibility of transmitting orders promptly.

         The offering price for Class A Shares consists of the net asset value per share plus any applicable sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for days when the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

         An example showing how to calculate the net asset value per share and, in the case of Class A Shares, the offering price per share, is included in a Fund's financial statements which are incorporated by reference into this Part B.

         Each Fund's net asset value per share is computed by adding the value of all the securities and other assets in the Fund's portfolio, deducting any liabilities of the Fund, and dividing by the number of Fund shares outstanding. Expenses and fees are accrued daily. In determining a Fund's total net assets, portfolio securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are valued at the last sale price on that exchange. Exchange traded options are valued at the last reported sale price or, if no sales are reported, at the mean between bid and asked prices. Non-exchange traded options are valued at fair value using a mathematical model. Futures contracts are valued at their daily quoted settlement price. For valuation purposes, foreign currencies and foreign securities denominated in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars based on rates in effect that day. Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to U.S. dollars based on rates in effect as of 12 p.m., Eastern time. Use of a pricing service has been approved by the Board of Directors. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Subject to the foregoing, securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith and in a method approved by the Board of Directors.

         Each Class of a Fund will bear, pro-rata, all of the common expenses of that Fund. The net asset values of all outstanding shares of each Class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in that Fund represented by the value of shares of that Class. All income earned and expenses incurred by a Fund, will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in that Fund represented by the value of shares of such Classes, except that Institutional Classes will not incur any of the expenses under Global Funds, Inc.'s 12b-1 Plans and Class A Shares, Class B Shares and Class C Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each Class, the net asset value of each Class of a Fund will vary.


REDEMPTION AND EXCHANGE

         You can redeem or exchange your shares in a number of different ways. The exchange service is useful if your investment requirements change and you want an easy way to invest in other equity funds, tax-advantaged funds, bond funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into a fund that has the checkwriting feature. Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds in Delaware Investments will best meet your changing objectives, and the consequences of any exchange transaction. You may also call the Delaware Investments directly for fund information.

         Your shares will be redeemed or exchanged at a price based on the net asset value next determined after a Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. See the Prospectuses. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, a Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited

CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

         Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. Each Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

         In addition to redemption of Fund shares, the Distributor, acting as agent of the Funds, offers to repurchase Fund shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by the respective Fund, its agent, or certain authorized persons, subject to applicable CDSC or Limited CDSC. This is computed and effective at the time the offering price and net asset value are determined. See Determining Offering Price and Net Asset Value. The Funds and the Distributor end their business days at 5 p.m., Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.

         Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

         Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order by the Fund or certain other authorized persons (see Distribution and Service under Investment Management Agreements); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

         Each Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. Each Fund will honor redemption requests as to shares for which a check was tendered as payment, but a Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

         If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund involved will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to a Fund or to the Distributor.

         In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for a Fund fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, a Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

         Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, Global Funds, Inc. has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of such Fund during any 90-day period for any one shareholder.

         The value of a Fund's investments is subject to changing market prices. Thus, a shareholder reselling shares to a Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

         Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value, below. Class B Shares of Global Bond Fund are subject to a CDSC of: (i) 4% if shares are redeemed during the first or second year after purchase (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class B Shares of the other Funds are subject to a CDSC of (i) 5% if shares are redeemed within one year of purchase; (ii) 4% if shares are redeemed during the second year after purchase (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; and (v) 1% if shares are redeemed during the sixth year following purchase. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Purchasing Shares. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which, in the case of the Fund Classes, there is currently a $7.50 bank wiring cost, neither the Funds nor the Distributor charges a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

         Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in the Delaware Investments (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Part B and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of Class B Shares from a Fund, the Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of a Fund for a longer period of time than if the investment in New Shares were made directly.

Written Redemption
         You can write to each Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Funds require a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a Securities Transfer Association Medallion Program ("STAMP"). Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

         Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.


Written Exchange
         You may also write to each Fund (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in Delaware Investments, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

         The Telephone Redemption - Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in which you have your account in writing that you do not wish to have such services available with respect to your account. Each Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Funds by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

         Neither the Funds nor their Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, each Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by the Fund Classes are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
         The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption--Proceeds to Your Bank
         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account. First Union National Bank's fee (currently $7.50) will be deducted from Fund Class redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

Telephone Exchange
         The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in Delaware Investments under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

         The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Investments family. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and each Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

MoneyLine (SM) On Demand
         You or your investment dealer may request redemptions of Fund shares by phone using MoneyLine (SM) On Demand. When you authorize a Fund to accept such requests from you or your investment dealer, funds will be deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine (SM) On Demand transactions. See MoneyLine (SM) On Demand under Investment Plans.

Right to Refuse Timing Accounts
         With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), the Funds will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Investments funds from Timing Firms. A Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, or (ii) makes more than two exchanges out of the Fund per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

Restrictions on Timed Exchanges
         Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight Delaware Investments funds: (1) Decatur Income Fund, (2) Decatur Total Return Fund, (3) Small Cap Value Fund,
(4) Limited-Term Government Fund, (5) USA Fund, (6) Delaware Cash Reserve, (7) Delchester Fund and (8) Tax-Free Pennsylvania Fund. No other Delaware Investments funds are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in Delaware Investments funds not listed above may not be reinvested back into that Timing Account. Each Fund reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a time pattern (as described above).

         Each Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Fund and therefore may be refused.

         Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

Systematic Withdrawal Plans
         Shareholders of Class A Shares, Class B Shares and Class C Shares who own or purchase $5,000 or more of shares at the offering price, or net asset value, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Funds do not recommend any specific amount of withdrawal. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. This $5,000 minimum does not apply for a Fund's prototype retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

         Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market. Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

         The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.


         Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in a fund managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is a participant in one of our retirement plans or is investing in Delaware Investments funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. The applicable CDSC for Class B Shares and Class C Shares redeemed via a Systematic Withdrawal Plan will be waived if, on the date that the Plan is established, the annual amount selected to be withdrawn is less than 12% of the account balance. If the annual amount selected to be withdrawn exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subject to the applicable CDSC. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. The 12% annual limit will be reset on the date that any Systematic Withdrawal Plan is modified (for example, a change in the amount selected to be withdrawn or the frequency or date of withdrawals), based on the balance in the account on that date.
See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares, below.

         An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Funds reserve the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

         Systematic Withdrawal Plan payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine (SM) Direct Deposit Service. Your funds will normally be credited to your bank account up to four business days after the payment date. There are no separate fees for this redemption method. It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for any this service; however, your bank may charge a fee. This service is not available for retirement plans.

         The Systematic Withdrawal Plan is not available for Small Cap Contrarian Fund, Mid-Cap Value Fund or Retirement Income Fund or Small Cap Value Fund Institutional Class. Shareholders should consult with their financial advisers to determine whether a Systematic Withdrawal Plan would be suitable for them.

Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value
         For purchases of $1,000,000 or more made on or after July 1, 1998, a Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) according to the following schedule: (1) 1.00% if shares are redeemed during the first year after the purchase; and (2) 0.50% if such shares are redeemed during the second year after the purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission described above.

         The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of : (1) the net asset value at the time of purchase of the Class A Shares being redeemed or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Investments fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

         Redemptions of such Class A Shares held for more than two years will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Investments fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the two-year holding period. The Limited CDSC is assessed if such two year period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of a Fund or Class A Shares acquired in the exchange.

         In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Waiver of Limited Contingent Deferred Sales Charge - Class A Shares
         The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions to participants from a retirement plan qualified under section 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), or due to death of a participant in such a plan; (iii) redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under section 401(a) or 401(k) of the Code with respect to that retirement plan; (iv) periodic distributions from an IRA, SIMPLE IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability, or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (v) returns of excess contributions to an IRA;
(vi) distributions by other employee benefit plans to pay benefits; (vii) distributions described in (ii), (iv), and (vi) above pursuant to a systematic withdrawal plan; and (viii) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Purchasing Shares).

Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares
         The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan;

(iii) periodic distributions from an IRA, SIMPLE IRA, SAR/SEP, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; and (iv) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in
Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

         The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan, or 401(k) Defined Contribution plan; (iii) periodic distributions from a 403(b)(7) or 457 Deferred Compensation Plan upon attainment of age 59 1/2, Profit Sharing Plan, Money Purchase Plan, 401(k) Defined Contribution Plan upon attainment of age 70 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (iv) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, or 401(k) Defined Contribution Plan, under hardship provisions of the plan; (v) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or a 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) periodic distributions from an IRA or SIMPLE IRA on or after attainment of age 59 1/2; and (vii) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

         In addition, the CDSC will be waived on Class B Shares and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.

DISTRIBUTIONS

         International Equity Fund will normally declare and make payments from net investment income on a quarterly basis. Global Bond Fund will normally declare and make payments from net investment income on a monthly basis. Emerging Markets and Global Equity Funds each will normally declare and make payments from net investment income on an annual basis.

         Payments from net realized securities profits of a Fund, if any, will be distributed annually in the quarter following the close of the fiscal year.

         Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. A Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the U.S. Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

         Each class of shares of a Fund will share proportionately in the investment income and expenses of such Fund, except that, absent any applicable fee waiver, Class A Shares, Class B Shares and Class C Shares alone will incur distribution fees under their respective 12b-1 Plans.

         Under the Taxpayer Relief act of 1997 (the "1997 Act"), a Fund is required to track its sales of portfolio securities and to report its capital gain distributions to you according to the following categories of holding periods:

         "Mid-term capital gains" or "28 percent rate gain": securities sold by a Fund after July 28, 1997 that were held more than one year but not more than 18 months. These gains will be taxable to individual investors at a maximum rate of 28%. This category of gains applied only to gains and distributions in 1997.

         "1997 Act long-term capital gains" or "20 percent rate gain": securities sold between May 7, 1997 and July 28, 1997 that were held for more than 12 months, and securities sold by the Fund after July 28, 1997 that were held for more than 18 months. As revised by the 1998 Act, this rate applies to securities held for more than 12 months and sold in tax years beginning after December 1, 1997. These gains will be taxable to individual investors at a maximum rate of 20% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 10% for investors in the 15% federal income tax bracket. The Omnibus Consolidated and Emergency Supplemental Appropriations Act passed in October of 1998 included technical corrections to the 1998 Act. The effect of this correction is that essentially all capital gain distributions paid to shareholders during 1998 will be taxed at a maximum rate of 20%.

         "Qualified 5-year gains": For individuals in the 15% bracket, qualified 5-year gains are net gains on securities held for more than 5 years which are sold after December 31, 2000. For individual who are subject to tax at higher rate brackets, qualified 5-year gains are net gains on securities which are purchased after December 31, 2000 and are held for more than 5 years. Taxpayers subject to tax at a higher rate brackets may also make an election for shares held on January 1, 2001 to recognize gain on their shares in order to qualify such shares as qualified 5-year property. These gains will be taxable to individual investors at a maximum rate of 18% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 8% for investors in the 15% federal income tax bracket.

         Because of each Fund's investment policy, it is expected that either none or only a nominal portion of a Fund's dividends will be eligible for the dividends-received deduction for corporations. The portion of dividends paid by a Fund that so qualifies will be designated each year in a notice mailed to the Fund's shareholders, and cannot exceed the gross amount of dividends received by a Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of a Fund if the Fund was a regular corporation. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. Under the 1997 Act, the amount that a Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a 46-day period during a 90-day period beginning 45 days before the ex-dividend date and ending 45 days after the ex-dividend date. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period during a 90-day period beginning 45 days before the ex-dividend date and ending 45 days after the ex-dividend date, then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

         Shareholders will be notified annually by Global Funds, Inc., Inc. as to the federal income tax status of dividends and distributions paid by their Fund.

         In addition to the federal taxes described above, shareholders may or may not be subject to various state and local taxes. Because shareholders' state and local taxes may be different than the federal taxes described above, shareholders should consult their own tax advisers.

         See also Other Tax Requirements under Accounting and Tax Issues in this Part B.

INVESTMENT MANAGEMENT AGREEMENTS AND SUB-ADVISORY AGREEMENTS

         Delaware International Advisers Ltd. ("Delaware International" or the "Manager"), located at Third Floor, 80 Cheapside, London, England EC2V 6EE, furnishes investment management services to each Fund subject to the supervision and direction of Global Funds, Inc.'s Board of Directors. Delaware International is affiliated with Delaware Management Company, Inc. ("Delaware"). Delaware International has entered into a separate Sub-Advisory Agreement with Delaware for Global Equity Fund.

         Delaware Management Company, Inc. ("Delaware") and its predecessors have been managing the funds in Delaware Investments since 1938. On November 30, 1998, Delaware and its affiliates within the Delaware Group, including the Manager, were managing in the aggregate more than [$ billion] in assets in the various institutional or separately managed (approximately $____________) and investment company (approximately $______________) accounts.

         The Investment Management Agreement for each Fund, with the exception of Emerging Markets and Global Equity Funds, are dated April 3, 1995 and were approved by shareholders on March 29, 1995. The Investment Management Agreement for Emerging Markets Fund is dated May 1, 1996 and was approved by shareholders on April 30, 1996. The Sub-Advisory Agreement for Global Equity Fund is dated April 3, 1995 and was approved by shareholders on March 29, 1995.

         The Agreements have an initial term of two years and may be further renewed after their initial terms only so long as such renewal and continuance are specifically approved at least annually by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund to which the Agreement relates, and only if the terms of the renewal thereof have been approved by the vote of a majority of the directors of Global Funds, Inc. who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreements are terminable without penalty on 60 days' notice by the directors of Global Funds, Inc. or by the Manager. The Agreements will terminate automatically in the event of their assignment.

         The Manager manages each Fund's investments. The compensation paid by Global Bond, International Equity and Global Equity Fund for investment management services is equal to (on an annual basis) 0.75% of each Fund's respective average daily net assets, less all directors' fees paid to the unaffiliated directors by the Fund. The compensation payable by Emerging Markets Fund for investment management services is equal to (on an annual basis) 1.25% of the Fund's average daily net assets. The fees payable to Delaware International, while higher than the advisory fees paid to other mutual funds in general, are comparable to fees paid by other mutual funds with similar objectives and policies.

         Under the Sub-Advisory Agreement Global Equity Fund, Delaware manages the Funds' investments in U.S. securities. Delaware will receive from the Manager 25% of the investment management fees under the Investment Management Agreement for Global Equity Fund.

         On November 30, 1998, the total net assets of the Funds were as follows:

                    International Equity Fund                $
                    Global Bond Fund                         $
                    Emerging Markets Fund                    $
                    Global Equity Fund                       $

         From June 1, 1994 through November 30, 1994, Delaware International elected voluntarily to waive that portion, if any, of the annual management fees payable by International Equity Fund and to reimburse the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses of International Equity Fund A Class and International Equity Fund Institutional Class did not exceed 1.50% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and, in the case of International Equity Fund A Class, 12b-1 expenses). Through November 30, 1994, the waiver and reimbursement noted above with respect to International Equity Fund A Class also applied to International Equity Fund B Class. Prior to June 1, 1994, a waiver and reimbursement commitment was in place to the extent necessary to ensure that expenses did not exceed 0.95% (exclusive of taxes, interest, brokerage commissions and extraordinary expenses, and, in the case of International Equity Fund A Class, 12b-1 expenses) for each of International Equity Fund A Class and International Equity Fund Institutional Class. Delaware International had also elected to voluntarily waive that portion, if any, of the annual management fees payable by Global Bond Fund and to reimburse a Fund's expenses to the extent necessary to ensure that the Total Operating Expenses of these Funds (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and, in the case of Global Bond Fund A Class, Global Bond Fund B Class, Global Opportunities Fund A Class and Global Opportunities Fund B Class, 12b-1 expenses) did not exceed 0.95% through November 30, 1995.

         Beginning December 1, 1995, Delaware International elected voluntarily to waive that portion, if any, of the annual management fees payable by International Equity Fund and Global Bond Fund and to pay the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses (i) of Class A Shares of those Funds do not exceed 1.85% and 1.25%, respectively, (ii) of Class B Shares of those Funds do not exceed 2.55% and 1.95%, respectively, and (iii) of Institutional Class of shares of those Funds do not exceed 1.55% and 0.95%, respectively (in each case, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, but inclusive of 12b-1 expenses) through November 30, 1997. Delaware International had elected to voluntarily waive that portion, if any, of the annual management fees payable by Emerging Markets Fund and to pay the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses of Class A Shares, Class B Shares, Class C Shares and the Institutional Class of this Fund did not exceed 2.00%, 2.70%, 2.70% and 1.70% (exclusive of taxes, interest, brokerage commissions and extraordinary expenses, but inclusive of applicable 12b-1 expenses) from the date of initial public offering through November 30, 1997. The voluntary waivers for each of these Funds were extended through May 31, 1998. Effective as of February 1, 1998, the Distributor elected voluntarily to waive its right to receive 12b-1 plan expenses with respect to Class A Shares of Emerging Markets Fund to the extent necessary to limit such fees to no more than 0.25% through May 31, 1998. Had such waiver been in effect during the fiscal year ended November 30, 1997, the ratio of operating expenses to average daily net assets for Class A Shares of Emerging Markets Funds would have been 1.95%.

         Delaware International elected to voluntarily waive that portion, if any, of the annual management fees payable by the International Equity Fund and to pay certain expenses of the International Equity Fund to the extent necessary to ensure that the Fund's total operating expenses (exclusive of 12b-1 plan expenses, taxes, interest, brokerage commissions and extraordinary expenses) do not exceed on an annualized basis 1.55% of average daily net assets of each Class of the Fund through November 30, 1998.

         Beginning December 1, 1998, Delaware International elected to voluntarily waive that portion, if any of the annual management fees payable by Global Bond Fund and to pay the Fund's expenses to the extent necessary to ensure that the Fund's total operating expenses (exclusive of 12b-1 plan expenses, taxes, interest, brokerage commission and extraordinary expenses) do not exceed, on an annualized basis, 1.00% of average daily net assets through May 31, 1999. From the commencement of operations through November 30, 1998, Delaware International's voluntary commitments of waiver and payment were different from those currently in effect for the Fund. If the voluntary expense waivers and payments by Delaware International were not in effect, the total operating expenses as a percentage of average daily net assets, would be 1.59% for Class A Shares, 2.29% for Class B Shares and 2.29 for Class C Shares, which would include Management Fees of 0.75%.

         Beginning June 1, 1998, Delaware International elected to voluntarily waive that portion, if any, of the annual management fees payable by the Global Equity Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (exclusive of 12b-1 plan expenses, taxes, interest, brokerage commissions and extraordinary expenses) do not exceed on an annualized basis 0.80% of average daily net assets of each Class of the Fund through May 31, 1999.

         With respect to the Emerging Markets Fund, Delaware International elected to voluntarily waive that portion, if any, of the annual management fees payable by the Emerging Markets Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (exclusive of 12b-1 plan expenses, taxes, interest, brokerage commissions and extraordinary expenses) do not exceed on an annualized basis 1.70% of average daily net assets of each Class of the Fund through May 31, 1999.

         Investment management fees incurred for the last three fiscal years with respect to each Fund at the end of the last fiscal year were as follows:


Fund                               November 30, 1998            November 30, 1997              November 30, 1996
----                               -----------------            -----------------              -----------------
International Equity Fund                                       $1,412,913 earned              $792,625 earned
                                                                $1,400,095 paid                $683,170 paid
                                                                $12,818 waived                 $109,455 waived

Global Bond Fund (1)                                            $111,059 earned                $29,065 earned
                                                                $-0- paid                      -$0- paid
                                                                $111,059 waived                $29,065 waived

Emerging Markets Fund (2)                                       $185,509 earned                $35,197 earned
                                                                $34,313 paid                   -$0- paid
                                                                $151,196 waived                $35,197 waived

Global Equity Fund (3)                                          $126,579 earned                $95,908 paid
                                                                $-0- paid                      -$0- paid
                                                                $126,579 waived                $95,908 waived

---------------
(1)      Date of initial public offering was December 27, 1994.
(2)      Date of initial public offering was June 10, 1996.
(3)      Date of initial public offering was December 27, 1994.

         Delaware International and Delaware are controlled and indirectly, wholly owned by Delaware Management Holdings, Inc.

         Except for those expenses borne by the Manager under the Investment Management Agreements and the Distributor under the Distribution Agreements, each Fund is responsible for all of its own expenses. Among others, these include each Fund's proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

Distribution and Service


         The Distributor, Delaware Distributors, L.P. (which formerly conducted business as Delaware Distributors, Inc.), located at 1818 Market Street, serves as the national distributor of the shares of International Equity, and Global Bond Funds, under separate Distribution Agreements dated April 3, 1995, as amended on November 29, 1995. The Distributor serves as the national distributor of Emerging Markets Fund's shares under a Distribution Agreement dated May 1, 1996. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by each Fund on behalf of its respective Class A Shares, Class B Shares and Class C Shares under the 12b-1 Plan for each class. Commencing February 1, 1998, the Distributor has elected voluntarily to waive 0.05% of the 0.30% 12b-1 plan expenses otherwise payable by Emerging Markets Fund A Class.

         The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 1818 Market Street, Philadelphia, PA 19103, serves as the shareholder servicing, dividend disbursing and transfer agent for each Fund under an amended and restated agreement dated December July 21, 1997. The Transfer Agent provides accounting services to the Funds pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.


         The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders in addition to the Transfer Agent. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of the Funds. For purposes of pricing, the Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order.

OFFICERS AND DIRECTORS

         The business and affairs of Global Funds, Inc. are managed under the direction of its Board of Directors.


         Certain officers and directors of Global Funds, Inc. hold identical positions in each of the other funds in the Delaware Group. As of February 28, 1999, the officers and directors of Global Funds, Inc., as a group, owned less than 1% of the outstanding shares of Class A Shares, Class B Shares, Class C Shares and Institutional Class Shares of each Fund.

         As of February 28, 1999, management believes the following accounts held 5% or more of a Class of shares of a Fund:



Class                      Name and Address of Account                          Share Amount       Percentage
-----                      ---------------------------                          ------------       ----------


International              Merrill Lynch, Pierce, Fenner & Smith
Equity Fund B Class        For the Sole Benefit of its Customers
                           Attention:  Fund Administration
                           4800 Deer Lake Drive East - 3rd Floor
                           Jacksonville, FL 32246

International              Merrill Lynch, Pierce Fenner & Smith
Equity Fund C Class        For the Sole Benefit of its Customers
                           Attention:  Fund Administration
                           4800 Deer Lake Drive East - 3rd Floor
                           Jacksonville, FL  32246

International Equity       County of Los Angeles Def Comp
                           Fund Institutional and Thrift Plan
                           Class c/o Great West Life and Annuity
                           8515 East Orchard Road  #2T2
                           Englewood, CO 80111

                           Northern Telecom, Inc.
                           Long Term Investment Plan
                           c/o BTNY Service
                           Attention:  Gina Anzalone
                           34 Exchange Place MS 3064
                           Jersey City, NJ  07302

International Equity       RS 401(k) Plan
Fund Institutional         Price Waterhouse LLP Savings Plan
Class                      1410 North Westshore Blvd.
                           P.O. Box 30004
                           Tampa, FL 33630

                           RS DMC Employee Profit Sharing Plan
                           Delaware Management Company
                           Employee Profit Sharing Trust
                           c/o Rick Seidel
                           1818 Market Street
                           Philadelphia, PA  19103

                           Charles Schwab & Co. Inc.
                           Attention:  Mutual Fund Dept.
                           101 Montgomery Street
                           San Francisco, CA 94104





Class                      Name and Address of Account                          Share Amount       Percentage
-----                      ---------------------------                          ------------       ----------


Global Bond Fund           Bruce A. Baker and Claire B. Baker
B Class                    5 Shaftsbury Villa Allen St.
                           United Kingdom Kensington
                           London W86UZ

                           NFSC/FEBO
                           Bodil B. Ottesen
                           6004 Hunt Ridge Road #2631
                           Baltimore, MD 21210

                           NFSC/FMTC IRA
                           FBO Jennifer J. Thomas
                           12603 Mt. Laurel Court
                           Reisterstown, MD 21136

                           Merrill Lynch, Pierce, Fenner & Smith
                           For the Sole Benefit of its Customers
                           Attention: Fund Administration
                           4800 Deer Lake Drive East - 3rd Floor
                           Jacksonville, FL 32246

Global Bond Fund           NFSC/FMTC IRA Rollover
C Class                    FBO Lester C. Gilman, Jr.
                           1485 Kathleen Place
                           Englewood, FL 34223

                           Prudential Securities, Inc.
                           FBO Cline G. Hickok
                           120 Nature Valley Place
                           Owatonna, MN 55060

Global Bond Fund           Lincoln National Life Insurance Co.
Institutional Class        Attention:  Karen Gerke 4CO1
                           1300 S. Clinton Street
                           Fort Wayne, IN  46802

Emerging Markets           Main Street Trust Co. CUST
Fund A Class               API Trust Growth Fund
                           1 Ellsworth Street
                           Martinsville, VA 24112




Class                      Name and Address of Account                          Share Amount       Percentage
-----                      ---------------------------                          ------------       ----------



Emerging Markets           Merrill Lynch, Pierce, Fenner & Smith
Fund B Class               For the Sole Benefit of its Customers
                           Attention: Fund Administration
                           4800 Deer Lake Drive East - 3rd Floor
                           Jacksonville, FL 32246

Emerging Markets           Merrill Lynch, Pierce, Fenner & Smith
Fund C Class               For the Sole Benefit of its Customers
                           Attention: Fund Administration
                           4800 Deer Lake Drive East - 3rd Floor
                           Jacksonville, FL 32246

Emerging Markets           RS DMC Employee Profit Sharing Plan
Fund Institutional         Delaware Management Company
Class                      Employee Profit Sharing Trust
                           c/o Rick Seidel
                           1818 Market Street
                           Philadelphia, PA  19103

                           Bost & Co.
                           Acct. No. SAGF2074002
                           Mutual Funds Operations
                           P.O. Box 3198
                           Pittsburgh, PA 15230

                           Bost & Co.
                           Acct. No. SAGF2336002
                           Mutual Funds Operations
                           P.O. Box 3198
                           Pittsburgh, PA 15230

Global Equity Fund         Kandiah Balendran and
A Class                    Radhika Balendran JT WROS
                           1 Bromley Court
                           Voorhees, NJ 08043


Global Equity Fund         Christopher A. McGinnis
A Class                    Fountainview Village J28
                           Blackwood, NJ 08012

                           Edward Connolly and
                           Sara P. Connolly JT WROS
                           304 Conestoga Road
                           Wayne, PA 19087

Global Equity Fund         Lincoln National Life Ins. Co.
Institutional Class        c/o Lincoln Inv. Mgt. Inc.
                           Attn: Carol A. Schmidt - MGR SEC ADM 3R
                           200 East Berry Street
                           Fort Wayne, IN 46802

                           Global Opportunities Fund
                           International Small Cap Fund
                           New Europe Fund
                           Latin America Fund

         DMH Corp., Delvoy, Inc., Delaware Management Business Trust, Delaware Management Company (a series of Delaware Management Business Trust), Delaware Management Company, Inc., Delaware Investment Advisers (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc. and Retirement Financial Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.


         Certain officers and directors of Global Funds, Inc. hold identical positions in each of the other funds in the Delaware Group. Directors and principal officers of Global Funds, Inc. are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and director is One Commerce Square, Philadelphia, PA 19103.

*Jeffrey J. Nick (___)

*Wayne A. Stork (__)

Richard G. Unruh, Jr. (58)
         Executive Vice President of Global Funds, Inc. and 33 other investment companies in the Delaware Investments family, Delaware Management Holdings, Inc., Delaware Management Company (a series of Delaware Management Business Trust) and Delaware Capital Management, Inc.
         President of Delaware Investment Advisers (a series of Delaware
            Management Business Trust)
         Executive Vice President and Director/Trustee of Delaware Management
            Company, Inc. and Delaware Management Business Trust
         Director of Delaware International Advisers Ltd.
         During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.

Paul E. Suckow (51)
         Executive Vice President/Chief Investment Officer, Fixed Income of
            Global Funds, Inc. and 33 other investment companies in the Delaware Investments family, Delaware Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust) and Delaware Management Holdings, Inc.
         Executive Vice President and Director of Founders Holdings, Inc. Executive Vice President of Delaware Capital Management, Inc. and Delaware Management Business Trust
         Director of Founders CBO Corporation
         Director of HYPPCO Finance Company Ltd.
         Before returning to Delaware Investments in 1993, Mr. Suckow was
            Executive Vice President and Director of Fixed Income for Oppenheimer Management Corporation, New York, NY from 1985 to 1992. Prior to that, Mr. Suckow was a fixed-income portfolio manager for Delaware Investments.

David K. Downes (58)
         Executive Vice President, Chief Operating Officer, Chief Financial
            Officer of Global Funds, Inc. and 33 other investment companies in the Delaware Investments family, Delaware Management Holdings, Inc, Founders CBO Corporation, Delaware Capital Management, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust) and Delaware Distributors, L.P.
         Executive Vice President, Chief Financial Officer, Chief Administrative
            Officer and Trustee of
         Delaware Management Business Trust
         Executive Vice President, Chief Operating Officer, Chief Financial
            Officer and Director of Delaware Management Company, Inc., DMH Corp., Delaware Distributors, Inc., Founders Holdings, Inc. and Delvoy, Inc.
         President, Chief Executive Officer, Chief Financial Officer and
            Director of Delaware Service Company, Inc.
         President, Chief Operating Officer, Chief Financial Officer and
            Director of Delaware International Holdings Ltd.
         Chairman, Chief Executive Officer and Director of Delaware Management
            Trust Company and Retirement Financial Services, Inc.
         Director of Delaware International Advisers Ltd.
         Vice President of Lincoln Funds Corporation
         During the past five years, Mr. Downes has served in various executive capacities at different times within the Delaware organization.

Walter P. Babich (70)
         Director and/or Trustee of Global Funds, Inc. and 33 other investment companies in the Delaware Investment family
         460 North Gulph Road, King of Prussia, PA 19406 Board Chairman, Citadel
            Constructors, Inc.
         From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from 1988 to 1991, he was a partner of I&L Investors.

John H. Durham (61)
         Director and/or Trustee of Global Funds, Inc. and 18 other investment companies in the Delaware Investments family Partner, Complete Care Services
         120 Gibraltar Road, Horsham, PA 19044
         Mr. Durham served as Chairman of the Board of each fund in the Delaware
            Investments family
         from 1986 to 1991; President of each fund from 1977 to 1990; and Chief
            Executive Officer of each fund from 1984 to 1990. Prior to 1992, with respect to Delaware Management Holdings, Inc., Delaware Management Company, Delaware Distributors, Inc. and Delaware Service Company, Inc., Mr. Durham served as a director and in various executive capacities at different times.

Anthony D. Knerr (59)
         Director and/or Trustee of Global Funds, Inc. and 33 other investment companies in the Delaware Investments family
         500 Fifth Avenue, New York, NY 10110
         Founder and Managing Director, Anthony Knerr & Associates
         From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and
            Treasurer of Columbia University, New York.
         From 1987 to 1989, he was also a lecturer in English at the University.
            In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New York, from 1988 to 1990. Mr. Knerr founded The Publishing Group, Inc. in 1988.

Ann R. Leven (57)
         Director and/or Trustee of Global Funds, Inc. and 33 other investment companies in the Delaware Investments family
         785 Park Avenue, New York, NY 10021
         Treasurer, National Gallery of Art
         From 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal Officer of the Smithsonian Institution, Washington, DC, and from 1975 to 1992, she was Adjunct Professor of Columbia Business School.

W. Thacher Longstreth (77)
         Director and/or Trustee of Global Funds, Inc. and 33 other investment companies in the Delaware Investments family
         City Hall, Philadelphia, PA 19107
         Philadelphia City Councilman

Thomas F. Madison (62)
         Director and/or Trustee of Global Funds, Inc. and 33 other investment companies in the Delaware Investments family
         200 South Fifth Street, Suite 2100, Minneapolis, Minnesota 55402 President and Chief Executive Officer, MLM Partners, Inc.
         Mr. Madison has also been Chairman of the Board of Communications
            Holdings, Inc. since 1996.
         From February to September 1994, Mr. Madison served as Vice Chairman --
            Office of the CEO of The Minnesota Mutual Life Insurance Company and from 1988 to 1993, he was President of U.S. WEST Communications--Markets.

Charles E. Peck (72)
         Director and/or Trustee of Global Funds, Inc. and 33 other investment companies in the Delaware Investments family
         P.O. Box 1102, Columbia, MD 21044
         Secretary/Treasurer, Enterprise Homes, Inc.
         From 1981 to 1990, Mr. Peck was Chairman and Chief Executive Officer of
            The Ryland Group, Inc., Columbia, MD.

George M. Chamberlain, Jr. (51)
         Senior Vice President, Secretary and General Counsel of Global Funds,
            Inc. and 33 other investment companies in the Delaware Investments family.
         Senior Vice President and Secretary of Delaware Distributors, L.P.,
            Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust) and Delaware Management Holdings, Inc., of DMH Corp., Delaware Management Company, Inc., Delaware Distributors, Inc., Delaware Service Company, Inc., Retirement Financial Services, Inc., Delaware Capital Management, Inc., Delvoy, Inc. and Delaware Management Business Trust
         Senior Vice President, Secretary and Director/Trustee Founders
            Holdings, Inc.
         Executive Vice President, Secretary and Director of Delaware Management
            Trust Company Senior Vice President and Director of Delaware International Holdings Ltd.
         Director of Delaware International Advisers Ltd.
         Secretary of Lincoln Funds Corporation
         Attorney.
         During the past five years, Mr. Chamberlain has served in various executive capacities at different times within the Delaware organization.

Joseph H. Hastings (48)
         Senior Vice President/Corporate Controller of Global Funds, Inc. and 33 other investment companies in the Delaware Investments family and Founders Holdings, Inc.
         Senior Vice President/Corporate Controller and Treasurer of Delaware
            Management Holdings, Inc.,
         DMH Corp., Delaware Management Company, Inc., Delaware Management
            Company (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Capital Management, Inc., Delaware International Holdings Ltd., Delvoy, Inc. and Delaware Management Business Trust
         Chief Financial Officer/Treasurer of Retirement Financial Services,
            Inc.
         Executive Vice President/Chief Financial Officer/Treasurer of Delaware
            Management Trust Company
         Senior Vice President/Assistant Treasurer of Founders CBO Corporation Treasurer of Lincoln Funds Corporation
         During the past five years, Mr. Hastings has served in various executive capacities at different times within the Delaware organization.

Michael P. Bishof (36)
         Senior Vice President/Treasurer of Global Funds, Inc. and 33 other investment companies in the Delaware Investments family and Founders Holdings, Inc.
         Senior Vice President/Investment Accounting of Delaware Management
            Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust) and Delaware Service Company, Inc.
         Senior Vice President and Treasurer/Manager of Investment Accounting of
            Delaware Distributors, L.P. and Delaware Investment Advisers (a series of Delaware Management Business Trust)
         Senior Vice President and Manager of Investment Accounting of Delaware
            International Holdings Ltd.
         Senior Vice President and Assistant Treasurer of Founders CBO
            Corporation
         Before joining Delaware Investments in 1995, Mr. Bishof was a Vice
            President for Bankers Trust, New York, NY from 1994 to 1995, a Vice President for CS First Boston Investment Management, New York, NY from 1993 to 1994 and an Assistant Vice President for Equitable Capital Management Corporation, New York, NY from 1987 to 1993.


George H. Burwell (__)
         Vice President/Senior Portfolio Manager of Global Funds, Inc., of seven other investment companies in the Delaware Investments family and of Delaware Management Company, Inc. Before joining Delaware Investments in 1992, Mr. Burwell was a portfolio manager for Midlantic Bank, New Jersey. In addition, he was a security analyst for Balis & Zorn, New York and for First Fidelity Bank, New Jersey.

Paul A. Matlack (___)
         Vice President/Senior Portfolio Manager of Global Funds, Inc., of 11 other investment companies in Delaware Investments and of Delaware Management Company, Inc.
         Vice President of Founders Holdings, Inc.
         President and Director of Founders CBO Corporation.
         During the past five years, Mr. Matlack has served in various capacities at different times within the Delaware organization.

Gerald T. Nichols (__)
         Vice President/Senior Portfolio Manager of Global Funds, Inc., of 11 other investment companies in Delaware Investments and of Delaware Management Company, Inc.
         Vice President of Founders Holdings, Inc.
         Assistant Secretary, Treasurer and Director of Founders CBO
            Corporation.
         During the past five years, Mr. Nichols has served in various capacities at different times within the Delaware organization.

Robert L. Arnold (__)
         Vice President/Portfolio Manager of Global Funds, Inc. and two other investment companies in the Delaware Group. During the past five years, Mr. Arnold has served in various capacities at different times within the Delaware organization.

         The following is a compensation table listing for each director entitled to receive compensation, the aggregate compensation received from the Fund and the total compensation received from all investment companies in the Delaware Investments family for which he or she serves as a director or trustee for the fiscal year ended November 30, 1998 and an estimate of annual benefits to be received upon retirement under the Delaware Investments Retirement Plan for Directors/Trustees as of November 30, 1998. Only the independent directors of the Fund receive compensation from the Fund.

                                                            Pension or
                                                            Retirement
                                                             Benefits                                       Total
                                                              Accrued            Estimated              Compensation
                                        Aggregate           as Part of             Annual                   from
                                      Compensation            Global              Benefits                Delaware
                                   from Global Funds,       Funds, Inc.             Upon                 Investments
Name                                      Inc.               Expenses           Retirement(1)            Companies(2)
                                   -------------------- -------------------- ------------------- ----------------------------

Walter P. Babich
John H. Durham(3)                                              None               $31,000
Anthony D. Knerr                                               None               $38,500
Ann R. Leven                                                   None               $38,500
W. Thacher Longstreth                                          None               $38,500
Thomas F. Madison                                              None               $38,500
Charles E. Peck                                                None               $38,500



(1) Under the terms of the Delaware Investments Retirement Plan for Directors/Trustees, each disinterested director/trustee who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each investment company in the Delaware Investments family for which he or she serves as a director or trustee for a period equal to the lesser of the number of years that such person served as a director or trustee or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to directors/trustees of each investment company at the time of such person's retirement. If an eligible director/trustee retired as of November 30, 1998 he or she would be entitled to annual payments totaling the amount noted above, in the aggregate, from all of the investment companies in the Delaware Investments family for which he or she served as director or trustee, based on the number of investment companies in the Delaware Investments family as of that date.
(2) Each independent director/trustee (other than John H. Durham) currently receives a total annual retainer fee of $38,500 for serving as a director or trustee for all 34 investment companies in Delaware Investments, plus $3,145 for each Board Meeting attended. John H. Durham currently receives a total annual retainer fee of $31,000 for serving as a director or trustee for 19 investment companies in Delaware Investments, plus $1,757.50 for each Board Meeting attended. Ann R. Leven, Walter P. Babich, Anthony D. Knerr and Thomas F. Madison serve on the Fund's audit committee; Ms. Leven is the chairperson. Members of the audit committee currently receive additional annual compensation of $5,000 from all investment companies, in the aggregate, with the exception of the chairperson, who receives $6,000.
(3) John H. Durham joined the Board of Directors of Global Funds, Inc. and 18 other investment companies in Delaware Investments on April 16, 1998.

GENERAL INFORMATION


         Delaware International is the investment manager of each Fund of Global Funds, Inc. and Delaware is the sub-adviser to Global Equity Fund. Delaware International, or its affiliate Delaware, also manages the other funds in the Delaware Group. Delaware, through a separate division, also manages private investment accounts. While investment decisions of each Fund are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for a Fund.

         Delaware International, or its affiliate Delaware also manages the investment options for Delaware Medallion(SM) III Variable Annuity. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers 15 different investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Investments mutual funds available outside the annuity. See Delaware Group Premium Fund, Inc., above.

         Access persons and advisory persons of the Delaware Investments family of funds, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to Delaware, Delaware International or their affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures: (1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance is received; (3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities;
(4) opening positions may only be closed-out at a profit after a 60-day holding period has elapsed; and (5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.

         The Distributor acts as national distributor for each of the Funds and for the other mutual funds in the Delaware Group. The Distributor ("DDLP") received net commissions from each Fund on behalf of Class A Shares, after reallowances to dealers, as follows:

                          International Equity Fund
                                   Class A Shares
                           Total
                         Amount of
     Fiscal               Under-               Amounts               Net
     Year                 writing             Reallowed          Commission
     Ended              Commissions          to Dealers          to DDLP/DDI
     -----              -----------          ----------          -----------

     11/30/98
     11/30/97            $637,741             $528,999            $108,742
     11/30/96             279,857              231,351              48,506


                            Global Bond Fund
                             Class A Shares
                           Total
                         Amount of
     Fiscal               Under-               Amounts               Net
     Year                 writing             Reallowed          Commission
     Ended              Commissions          to Dealers          to DDLP/DDI
     -----              -----------          ----------          -----------

     11/30/98
     11/30/97             $36,196              $28,643              $7,553
     11/30/96              22,383               18,968               3,415


                          Emerging Markets Fund
                             Class A Shares
                           Total
     Fiscal              Amount of             Amounts               Net
     Year              Underwriting           Reallowed          Commission
     Ended              Commissions          to Dealers        to Distributor
     -----              -----------          ----------        --------------

     11/30/98
     11/30/97            $281,015             $266,705             $14,310
     11/30/96(1)           21,927               18,174               3,753


(1)      Date of initial public offering was June 10, 1996.

                                    Global Equity Fund
                                       Class A Shares
                            Total
         Fiscal           Amount of             Amounts               Net
         Year           Underwriting           Reallowed          Commission
         Ended           Commissions          to Dealers        to Distributor
         -----           -----------          ----------        --------------


         11/30/98
         11/30/97
         11/30/96

         The Distributor received in the aggregate Limited CDSC payments with respect to Class A Shares of each Fund as follows:


                                              Limited CDSC Payments
      Fiscal     International   Global Bond  Emerging Markets    Global Equity
      Year         Equity Fund     Fund A          Fund A            Fund A
      Ended          A Class       Class          Class (1)          Class
      -----          -------       ------         ---------          ------

      11/30/98
      11/30/97        $-0-         $-0-            $-0-              $-0-
      11/30/96         ---          ---             ---


(1) Date of initial public offering of Emerging Markets Fund A Class was June 10, 1996.


         The Distributor received in the aggregate CDSC payments with respect to Class B Shares of each Fund as follows:

                                                  CDSC Payments
   Fiscal       International    Global Bond  Emerging Markets   Global Equity
   Year           Equity Fund      Fund B          Fund B           Fund B
   Ended            B Class        Class          Class (1)          Class
   -----            -------        ------         ---------          -----

   11/30/98
   11/30/97         $56,080        $3,667          $4,249            $-0-
   11/30/96           6,825           931             ---             N/A

(1) Date of initial public offering of Emerging Markets Fund A Class was June 10, 1996.


         The Distributor received in the aggregate CDSC payments with respect to Class C Shares of each Fund as follows:

                                                 CDSC Payments
     Fiscal      International    Global Bond   Emerging Markets  Global Equity
     Year          Equity Fund      Fund C          Fund C           Fund C
     Ended           C Class        Class          Class (1)          Class
     -----           -------        ------         ---------          -----

     11/30/98
     11/30/97         $5,271         $65              $678            $-0-
     11/30/96            127         ---               ---             N/A

(1) Date of initial public offering of Emerging Markets Fund A Class was June 10, 1996.

         The Transfer Agent, an affiliate of Delaware International and Delaware, acts as shareholder servicing, dividend disbursing and transfer agent for each Fund and for the other mutual funds in the Delaware Group. The Transfer Agent is paid a fee by each Fund for providing these services consisting of an annual per account charge of $5.50 for each Fund plus transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Directors, including a majority of the unaffiliated directors. The Transfer Agent also provides accounting services to each Fund. Those services include performing all functions related to calculating each Fund's net asset value and providing all financial reporting services, regulatory compliance testing and the related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Investments family for which it provides such accounting services. Such fee is equal to 0.25% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.20% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund, including each Fund, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.

         Delaware and its affiliates own the name "Delaware Group." Under certain circumstances, including the termination of Global Funds, Inc.'s advisory relationship with Delaware International and Delaware or its distribution relationship with the Distributor, Delaware and its affiliates could cause Global Funds, Inc. to delete the words "Delaware Group" from Global Funds, Inc.'s name.

         The Chase Manhattan Bank ("Chase"), 4 Chase Metrotech Center, Brooklyn, NY 11245, is custodian of each Fund's securities and cash. As custodian for the Fund, Chase maintains a separate account or accounts for each Fund; receives, holds and releases portfolio securities on account of each Fund; receives and disburses money on behalf of each Fund; and collects and receives income and other payments and distributions on account of each Fund's portfolio securities.


Capitalization


         Global Funds, Inc. has a present authorized capitalization of one billion shares of capital stock with a $0.01 par value per share. Each Fund currently offers four classes of shares. The Board of Directors has allocated fifty million shares to each of the Fund's Class A Shares and Institutional Class, and has allocated twenty-five million shares to each of the Fund's Class B Shares and Class C Shares.

         While shares of Global Funds, Inc. have equal voting rights, except as noted below, on matters affecting the Funds, each Fund would vote separately on any matter it is directly affected by, such as any change in its fundamental investment policies and as otherwise prescribed by the 1940 Act. Shares of each Fund have a priority in that Fund's assets, and in gains on and income from the portfolio of that Fund. All shares have no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable.

         Each Class of each Fund represents a proportionate interest in the assets of such Fund and has the same voting and other rights and preferences as the other classes of that Fund, except that shares of a Fund's Institutional Class may not vote on any matter affecting the Fund Classes' Plans under Rule 12b-1. Similarly, as a general matter, shareholders of Class A Shares, Class B Shares and Class C Shares of a Fund may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares of a Fund may vote on any proposal to increase materially the fees to be paid by a Fund under the 12b-1 Plan relating to its Class A Shares. General expenses of a Fund will be allocated on a pro-rata basis to the respective classes according to asset size, except that expenses of the 12b-1 Plans of each Fund's Class A Shares, Class B Shares and Class C Shares will be allocated solely to those Classes.

         The Registration Statements of the Funds and Classes of Global Funds, Inc. became effective on the following dates:

     International Equity Fund                                October 30, 1991
              International Equity Fund A Class               October 30, 1991
              International Equity Fund B Class               September 6, 1994
              International Equity Fund C Class               November 29, 1995
              International Equity Fund Institutional Class   November 9, 1992


     Global Bond Fund                                         October 30, 1991
              Global Bond Fund A Class                        October 30, 1991
              Global Bond Fund B Class                        December 27, 1994
              Global Bond Fund C Class                        November 29, 1995
              Global Bond Fund Institutional Class            November 9, 1992

     Emerging Markets Fund
              Emerging Markets Fund A Class                   May 1, 1996
              Emerging Markets Fund B Class                   May 1, 1996
              Emerging Markets Fund C Class                   May 1, 1996
              Emerging Markets Fund Institutional Class       May 1, 1996

     Global Equity Fund                                       October 30, 1991
              Global Equity Fund A Class                      October 30, 1991
              Global Equity Fund B Class                      December 27, 1994
              Global Equity Fund C Class                      November 29, 1995
              Global Equity Fund Institutional Class          November 9, 1992

         Prior to September 6, 1994, International Equity Fund A Class was known as International Equity Fund class and International Equity Fund Institutional Class was known as International Equity Fund (Institutional) class. Prior to July 21, 1998, the Global Equity Fund and its respective classes were known as Global Assets Fund.

         All shares have noncumulative voting rights which means that the holders of more than 50% of Global Funds, Inc.'s shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Maryland law, Global Funds, Inc. is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act. Shareholders of 10% or more of Global Funds, Inc.'s outstanding shares may request that a special meeting be called to consider the removal of a director.

FINANCIAL STATEMENTS

         Ernst & Young LLP serves as the independent auditors for Delaware Group Global & International Funds, Inc. and, in its capacity as such, audits the annual financial statements of the Funds. International Equity Fund's, Global Bond Fund's, Emerging Markets Fund's and Global Equity Fund's Statements of Net Assets, Statements of Operations, Statements of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the reports of Ernst & Young LLP, independent auditors, for the fiscal year ended November 30, 1998 are included in Delaware Group Global & International Funds, Inc.'s Annual Reports to shareholders. The financial statements and financial highlights, the notes relating thereto and the reports of Ernst & Young LLP listed above are incorporated by reference from the Annual Reports into this Part B.

APPENDIX A--INVESTMENT OBJECTIVES OF THE OTHER FUNDS IN THE DELAWARE INVESTMENTS FAMILY

         Following is a summary of the investment objectives of the funds in the Delaware Investments family:

         Delaware Balanced Fund seeks long-term growth by a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. Devon Fund seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks the Manager believes have the potential for above average dividend increases over time.


         Trend Fund seeks long-term growth by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential.

         Small Cap Value Fund seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.

         DelCap Fund seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth.


         Decatur Equity Income Fund seeks the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal. Growth and Income Fund seeks long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal. Blue Chip Fund seeks to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing primarily in equity securities and any securities that are convertible into equity securities. Social Awareness Fund seeks to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy.

         Delchester Fund seeks as high a current income as possible by investing principally in high yield, high risk corporate bonds, and also in U.S. government securities and commercial paper. Strategic Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities. High-Yield Opportunities Fund seeks to provide investors with total return and, as a secondary objective, high current income. Corporate Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds. Extended Duration Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds

         U.S. Government Fund seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         Limited-Term Government Fund seeks high, stable income by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities.


         Delaware Cash Reserve seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

         REIT Fund seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry.


         Tax-Free Money Fund seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.

         Tax-Free USA Fund seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. Tax-Free Insured Fund invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. Tax-Free USA Intermediate Fund seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

         Tax-Free Pennsylvania Fund seeks a high level of current interest income exempt from federal and, to the extent possible, certain Pennsylvania state and local taxes, consistent with the preservation of capital. Tax-Free New Jersey Fund seeks a high level of current interest income exempt from federal income tax and New Jersey state and local taxes, consistent with preservation of capital. Tax-Free Ohio Fund seeks a high level of current interest income exempt from federal income tax and Ohio state and local taxes, consistent with preservation of capital.

         Foundation Funds are "fund of funds" which invest in other funds in the Delaware Investments family (referred to as "Underlying Funds"). Foundation Funds Income Portfolio seeks a combination of current income and preservation of capital with capital appreciation by investing primarily in a mix of fixed income and domestic equity securities, including fixed income and domestic equity Underlying Funds. Foundation Funds Balanced Portfolio seeks capital appreciation with current income as a secondary objective by investing primarily in domestic equity and fixed income securities, including domestic equity and fixed income Underlying Funds. Foundation Funds Growth Portfolio seeks long-term capital growth by investing primarily in equity securities, including equity Underlying Funds, and, to a lesser extent, in fixed income securities, including fixed-income Underlying Funds.

         International Equity Fund seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. Global Bond Fund seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Global Equity Fund seeks to achieve long-term total return by investing in global securities that provide the potential for capital appreciation and income. Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries.


           U.S. Growth Fund seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. Overseas Equity Fund seeks to maximize total return (capital appreciation and income), principally through investments in an internationally diversified portfolio of equity securities. New Pacific Fund seeks long-term capital appreciation by investing primarily in companies which are domiciled in or have their principal business activities in the Pacific Basin.

         Delaware Group Premium Fund, Inc. offers the following funds available exclusively as funding vehicles for certain insurance company separate accounts. Decatur Total Return Series seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. Delchester Series seeks as high a current income as possible by investing in rated and unrated corporate bonds, U.S. government securities and commercial paper. Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. Cash Reserve Series seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. DelCap Series seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. Delaware Series seeks a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. International Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers that provide the potential for capital appreciation and income. Small Cap Value Series seeks capital appreciation by investing primarily in small-cap common stocks whose market values appear low relative to their underlying value or future earnings and growth potential. Emphasis will also be placed on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market. Trend Series seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the market place and to have fundamental characteristics to support growth. Income is not an objective. Global Bond Series seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Strategic Income Series seeks high current income and total return by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities markets: high-yield, higher risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. Devon Series seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks that the investment manager believes have the potential for above-average dividend increases over time. Emerging Markets Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries. Convertible Securities Series seeks a high level of total return on its assets through a combination of capital appreciation and current income by investing primarily in convertible securities. Social Awareness Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of medium to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy. REIT Series seeks to achieve maximum long-term total return, with capital appreciation as a secondary objective, by investing in securities of companies primarily engaged in the real estate industry.


         Delaware-Voyageur US Government Securities Fund seeks to provide a high level of current income consistent with the prudent investment risk by investing in U.S. Treasury bills, notes, bonds, and other obligations issued or unconditionally guaranteed by the full faith and credit of the U.S. Treasury, and repurchase agreements fully secured by such obligations.

         Delaware-Voyageur Tax-Free Arizona Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware-Voyageur Minnesota Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

         Delaware-Voyageur Tax-Free Minnesota Intermediate Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with preservation of capital. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.
         Delaware-Voyageur Tax-Free California Insured Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Florida Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware-Voyageur Tax-Free Florida Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware-Voyageur Tax-Free Kansas Fund seeks to provide a high level of current income exempt from federal income tax, the Kansas personal income tax and the Kansas intangible personal property tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Missouri Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Missouri personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free New Mexico Fund seeks to provide a high level of current income exempt from federal income tax and the New Mexico personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Oregon Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Oregon personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Utah Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Washington Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.


         Delaware-Voyageur Tax-Free Arizona Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free California Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Iowa Fund seeks to provide a high level of current income exempt from federal income tax and the Iowa personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Idaho Fund seeks to provide a high level of current income exempt from federal income tax and the Idaho personal income tax, consistent with the preservation of capital. Delaware-Voyageur Minnesota High Yield Municipal Bond Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax primarily through investment in medium and lower grade municipal obligations. National High Yield Municipal Fund seeks to provide a high level of income exempt from federal income tax, primarily through investment in medium and lower grade municipal obligations. Delaware-Voyageur Tax-Free New York Fund seeks to provide a high level of current income exempt from federal income tax and the personal income tax of the state of New York and the city of New York, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Wisconsin Fund seeks to provide a high level of current income exempt from federal income tax and the Wisconsin personal income tax, consistent with the preservation of capital.

         Delaware-Voyageur Tax-Free Colorado Fund seeks to provide a high level of current income exempt from federal income tax and the Colorado personal income tax, consistent with the preservation of capital.

         Aggressive Growth Fund seeks long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities believed to have the potential for high earnings growth. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Fund's investments. Growth Stock Fund has an objective of long-term capital appreciation. The Fund seeks to achieve its objective from equity securities diversified among individual companies and industries. Tax-Efficient Equity Fund seeks to obtain for taxable investors a high total return on an after-tax basis. The Fund will attempt to achieve this objective by seeking to provide a high long-term after-tax total return through managing its portfolio in a manner that will defer the realization of accrued capital gains and minimize dividend income.

         Delaware-Voyageur Tax-Free Minnesota Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free North Dakota Fund seeks to provide a high level of current income exempt from federal income tax and the North Dakota personal income tax, consistent with the preservation of capital.

         For more complete information about any of the funds in the Delaware Investments family, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.

         Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus(es).

                       STATEMENT OF ADDITIONAL INFORMATION
                                 MARCH 30, 1999

                DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC.

                            Global Opportunities Fund
                          (formerly Global Equity Fund)
                          International Small Cap Fund
                                 New Europe Fund
                               Latin America Fund



                               1818 Market Street
                             Philadelphia, PA 19103

       For more information about the Institutional Classes: 800-510-4015

        For Prospectus, Performance and Information on Existing Accounts
             of Class A Shares, Class B Shares and Class C Shares:
                             Nationwide 800-523-1918


                                Dealer Services:
                  (BROKER/DEALERS ONLY) Nationwide 800-362-7500


This Statement of Additional Information (Part B) describes shares of the Global Opportunities Series (the "Global Opportunities Fund"), the International Small Cap Series (the "International Small Cap Fund"), the New Europe Series (the "New Europe Fund") and Latin America Series ("Latin America Fund") of the Delaware Group Global & International Funds, Inc.
("Global Funds, Inc."), a registered, open-end management investment company.

         Each Fund offers Class A Shares, Class B Shares and Class C Shares (together referred to as the "Fund Classes"). Each Fund also offers an Institutional Class (together referred to the "Institutional Classes"). All references to "shares" in this Part B refer to all Classes of shares of Global Funds, Inc., except where noted.

         This Part B should be read in conjunction with the Prospectuses for the Funds, as they may be amended from time to time, dated [_____________] 1999. The Prospectuses may be obtained by writing or calling your investment dealer or by calling the Funds at 800-523-1918 or by contacting the Funds' national distributor, Delaware Distributors, L.P., 1818 Market Street, Philadelphia, PA 19103. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into each Class' Prospectus. The Funds' financial statements, the notes relating thereto, the financial highlights and the report of independent auditors are incorporated by reference from the Annual Report into this Part B. The Annual Report will accompany any request for Part B. The Annual Report can be obtained, without charge, by calling 800-523-1918.

TABLE OF CONTENTS

Fund History

Investment Policies and Portfolio Techniques

Accounting and Tax Issues

Performance Information

Trading Practices and Brokerage

Purchasing Shares

Investment Plans

Determining Offering Price and Net Asset Value

Redemption and Exchange

Distributions

Investment Management Agreements and Sub-Advisory Agreements

Officers and Directors

Exchange Privilege

General Information

Financial Statements

Appendix A - Investment Objectives of the Other Funds in the Delaware
             Investments Family

FUND HISTORY

         Global Funds, Inc. is an open-end management investment company, commonly known as a mutual fund. Global Funds, Inc. was organized as a Maryland corporation on May 30,1991. Fund shares have a par value of $0.01 and when issued will be fully paid, non-assessable, fully transferable and redeemable at the option of the holder. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no preemptive rights. Each Fund will vote separately on any matter that affects only that Fund. Shares of each Fund have a priority over shares of any other fund of Global Funds, Inc. in the assets and income of that Fund.



INVESTMENT POLICIES AND PORTFOLIO TECHNIQUES

Investment Restrictions

         Global Funds, Inc. has adopted the following restrictions for each Fund (except where otherwise noted) which cannot be changed without approval by the holders of a "majority" of the respective Fund's outstanding shares, which is a vote by the holders of the lesser of a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.


         International Small Cap Fund and Gobal Opportunities Fund shall not:

         1. As to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed by, the U.S. government, its agencies or instrumentalities).


         2. Invest 25% or more of its total assets in any one industry provided that there is no limitation with respect to investments in obligations issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities.

         3. Make loans other than by the purchase of all or a portion of a publicly or privately distributed issue of bonds, debentures or other debt securities of the types commonly offered publicly or privately and purchased by financial institutions (including repurchase agreements), whether or not the purchase was made upon the original issuance of the securities, and except that the Fund may loan its assets to qualified broker/dealers or institutional investors.

         4. Engage in underwriting of securities of other issuers, except that portfolio securities, including securities purchased in private placements, may be acquired under circumstances where, if sold, the Fund might be deemed to be an underwriter under the 1933 Act. No limit is placed on the proportion of the Fund's assets which may be invested in such securities.

         5. Borrow money or issue senior securities, except to the extent permitted by the 1940 Act or any rule or order thereunder or interpretation thereof. Subject to the foregoing, the Fund may engage in short sales, purchase securities on margin, and write put and call options.

         6. Purchase or sell physical commodities or physical commodity contracts, including physical commodity options or futures contracts in a contract market or other futures market.

         7. Purchase or sell real estate; provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

         The New Europe Fund  and Latin America Fund shall not:


         1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or other thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in certificates of deposit.

         2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.


         3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

         4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         6. Make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.


         In applying New Europe and Latin America Funds' fundamental policy concerning concentration that is described above, it is a matter of non-fundamental policy that: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) asset backed securities will be classified according to the underlying assets securing such securities.


         In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the prospectus, the New Europe Fund and Latin America Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Directors without shareholder approval.

         1. The Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, the Fund may not operate as a "fund of funds" which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a "fund of funds."

         2. The Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.


Foreign Securities

         Investors should recognize that investing in foreign issuers involves certain considerations, including those set forth in the Funds' Prospectuses, which are not typically associated with investing in United States issuers. Since the stocks of foreign companies are frequently denominated in foreign currencies, and since a Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies, a Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of each Fund permit it to enter into forward foreign currency exchange contracts in order to hedge each Fund's holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

         There has been in the past, and there may be again in the future, an interest equalization tax levied by the United States in connection with the purchase of foreign securities such as those purchased by a Fund. Payment of such interest equalization tax, if imposed, would reduce a Fund's rate of return on its investment. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on such investments as compared to dividends paid to a Fund by United States corporations. Special rules govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules generally include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury Regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option and similar financial instruments other than any "regulated futures contract" or "nonequity option" marked to market. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and nonequity options are generally not subject to the special currency rules, if they are or would be treated as sold for their fair market value at year-end under the marking to market rules applicable to other futures contracts, unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. Certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended (the "Code"), and the Treasury Regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. The income tax effects of integrating and treating a transaction as a single transaction are generally to create a synthetic debt instrument that is subject to the original discount provisions. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts each Fund may make or enter into will be subject to the special currency rules described above.

Repurchase Agreements

         While each Fund is permitted to do so, it normally does not invest in repurchase agreements, except to invest cash balances.

         The Delaware Investments funds have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow Delaware Investments funds jointly to invest cash balances. Each Fund may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described below.

         A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to a Fund, if any, would be the difference between the repurchase price and the market value of the security. Each Fund will limit its investments in repurchase agreements to those which Delaware International Advisers Ltd. (the "Manager"), under the guidelines of the Board of Directors, determines to present minimal credit risks and which are of high quality. In addition, a Fund must have collateral of at least 102% of the repurchase price, including the portion representing a Fund's yield under such agreements which is monitored on a daily basis.

Portfolio Loan Transactions

         Each Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         It is the understanding of the Manager that the staff of the SEC permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: 1) each transaction must have 100% collateral in the form of cash, short-term U.S. government securities, or irrevocable letters of credit payable by banks acceptable to Global Funds, Inc. from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund; 3) the Fund must be able to terminate the loan after notice, at any time; 4) the Fund must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; 5) the Fund may pay reasonable custodian fees in connection with the loan; and 6) the voting rights on the lent securities may pass to the borrower; however, if the directors of Global Funds, Inc. know that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the directors to vote the proxy.

         The major risk to which a Fund would be exposed on a portfolio loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, each Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, under the supervision of the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

Foreign Currency Transactions

         A Fund may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations.

         Forward foreign currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A Fund will account for forward contracts by marking to market each day at daily exchange rates.

         When a Fund enters into a forward contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of a Fund's assets denominated in such foreign currency, the Fund's Custodian Bank or subcustodian will place cash or liquid high grade debt securities in a separate account of the Fund in an amount not less than the value of the Fund's total assets committed to the consummation of such forward contracts. If the additional cash or securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of a Fund's commitments with respect to such contracts.

Options

         Each Fund may purchase call options or purchase put options and will not engage in option strategies for speculative purposes.

         Each Fund may invest in options that are either listed on U.S. or recognized foreign exchanges or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on a Fund's ability to effectively hedge its securities. A Fund will not, however, invest more than 15% of its assets in illiquid securities.

         Purchasing Call Options--Each Fund may purchase call options to the extent that premiums paid by the Fund do not aggregate more than 2% of the Fund's total assets. When a Fund purchases a call option, in return for a premium paid by a Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that a Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with portfolio transactions.

         A Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. A Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; a Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

         Although a Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an Exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an Exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund.

         Purchasing Put Options--Each Fund may invest up to 2% of its total assets in the purchase of put options. A Fund will, at all times during which it holds a put option, own the security covered by such option.

         A put option purchased by a Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. A Fund intends to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow a Fund to protect unrealized gain in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, a Fund will lose the value of the premium paid. A Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

         A Fund may sell a put option purchased on individual portfolio securities. Additionally, a Fund may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

Futures

         Each Fund may enter into contracts for the purchase or sale for future delivery of securities or foreign currencies. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into an offsetting transaction. When a Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in an account at the Fund's Custodian Bank. Thereafter, a "variation margin" may be paid by a Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract.

         In addition, when a Fund engages in futures transactions, to the extent required by the SEC, it will maintain with its Custodian Bank, assets in a segregated account to cover its obligations with respect to such contracts, which assets will consist of cash, cash equivalents or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the margin payments made by a Fund with respect to such futures contracts.

         Each Fund may enter into such futures contracts to protect against the adverse affects of fluctuations in interest or foreign exchange rates without actually buying or selling the securities or foreign currency. For example, if interest rates are expected to increase, a Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by a Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to a Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market.

         With respect to options on futures contracts, when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

         The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase.

         If a put or call option a Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, a Fund's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities. For example, a Fund will purchase a put option on a futures contract to hedge the Fund's portfolio against the risk of rising interest rates.

         To the extent that interest rates move in an unexpected direction, a Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if a Fund is hedged against the possibility of an increase in interest rates which would adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has because it will have offsetting losses in its futures position. In addition, in such situations, if the Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. A Fund may be required to sell securities at a time when it may be disadvantageous to do so.

         Further, with respect to options on futures contracts, a Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

Options on Foreign Currencies

         Each Fund may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, a Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

         Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movement in exchange rates. As in the case of other types of options, however, the benefit to a Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

         A Fund may write options on foreign currencies for the same types of hedging purposes. For example, where a Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in the value of portfolio securities will be offset by the amount of the premium received.

         Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow a Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may be required to forego all or a portion of the benefit which might otherwise have been obtained from favorable movements in exchange rates.

         Each Fund intends to write covered call options on foreign currencies. A call option written on a foreign currency by a Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Custodian Bank) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written, or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. government securities or other high-grade liquid debt securities in a segregated account with its Custodian Bank.

         With respect to writing put options, at the time the put is written, a Fund will establish a segregated account with its Custodian Bank consisting of cash, U.S. government securities or other high-grade liquid debt securities in an amount equal in value to the amount the Fund will be required to pay upon exercise of the put. The account will be maintained until the put is exercised, has expired, or the Fund has purchased a closing put of the same series as the one previously written.

Options on Stock Indices

         A stock index assigns relative values to the common stocks included in the index with the index fluctuating with changes in the market values of the underlying common stock.

         Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Gain or loss to a Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.

         As with stock options, a Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an Exchange or it may let the option expire unexercised.

         A stock index fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index such as the Standard and Poor's 500 (R) Composite Stock Price Index ("S&P 500") or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100 Index ("S&P 100"). Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on domestic exchanges such as: The Chicago Board Options Exchange, the New York Stock Exchange and American Stock Exchange as well as on foreign exchanges.

         A Fund's ability to hedge effectively all or a portion of its securities through transactions in options on stock indices depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's portfolio securities. Since a Fund's portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently, a Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities which would result in a loss on both such securities and the hedging instrument.

         Positions in stock index options may be closed out only on an Exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option. Thus, it may not be possible to close such an option. The inability to close options positions could have an adverse impact on a Fund's ability effectively to hedge its securities. A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

         A Fund will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained and to take advantage of the liquidity available in the option markets.

Rule 144A Securities


         A Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the 1933 Act. Rule 144A Securities may be freely traded among qualified institutional investors without registration under the 1933 Act. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers;
(iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).


         Investing in Rule 144A Securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. After the purchase of a Rule 144A Security, however, the Board of Directors and the Manager will continue to monitor the liquidity of that security to ensure that a Fund has no more than 15% of its net assets in illiquid securities.

Non-Traditional Equity Securities

         New Europe Fund and Latin American Fund may each invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock ("PERCS"), which provide an investor, such as the Funds, with the opportunity to earn higher dividend income than is available on a company's common stock. A PERCS is a preferred stock which generally features a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price. Upon the conversion date, most PERCS convert into common stock of the issuer (PERCS are generally not convertible into cash at maturity). Under a typical arrangement, if after a predetermined number of years the issuer's common stock is trading at a price below that set by the capital appreciation limit, each PERCS would convert to one share of common stock. If, however, the issuer's common stock is trading at a price above that set by the capital appreciation limit, the holder of the PERCS would receive less than one full share of common stock. The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital appreciation limit of the PERCS by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. However, if called early, the issuer may pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

         New Europe Fund and Latin America Fund may also invest in other enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS, and DECS all have the following features: they are company-issued convertible preferred stock; unlike PERCS, they do not have capital appreciation limits; they seek to provide the investor with high current income, with some prospect of future capital appreciation; they are typically issued with three to four-year maturities; they typically have some built-in call protection for the first two to three years; investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity; and upon maturity, they will automatically convert to either cash or a specified number of shares of common stock.

Additional Risks Relating to Russian Securities


         The New Europe Fund may invest to a limited degree in Russian Securities. Investing in Russian companies involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets, and should be considered highly speculative. Such risks include: (1) delays in settling portfolio transactions and risk of loss arising out of Russia's system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgment; (3) pervasiveness of corruption and crime in the Russian economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation); (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on the New Europe Fund's ability to exchange local currencies for U.S. dollars; (7) the risk that the government of Russia or other executive or legislative bodies may decide not to continue to support the economic reform programs implemented since the dissolution of the Soviet Union and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed prior to the dissolution of the Soviet Union; (8) the financial condition of Russian companies, including large amounts of inter-company debt which may create a payments crisis on a national scale; (9) dependency on exports and the corresponding importance of international trade;
(10) the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (11) possible difficulty in identifying a purchaser of securities held by the New Europe Fund due to the underdeveloped nature of the securities markets.

         There is little historical data on Russian securities markets because they are relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. Because of the recent formation of the securities markets as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by extracts from the register or by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision and it is possible for the New Europe Fund to lose its registration through fraud, negligence or even mere oversight. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for the Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, although a Russian public enterprise with more than 1,000 shareholders is required by law to contract out the maintenance of its shareholder register to an independent entity that meets certain criteria, in practice this regulation has not always been strictly enforced. Because of this lack of independence, management of a company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions in the share register. This practice may prevent the New Europe Fund from investing in the securities of certain Russian companies deemed suitable by the Investment Manager. Further, this also could cause a delay in the sale of Russian company securities by the Fund if a potential purchaser is deemed unsuitable, which may expose the Fund to potential loss on the investment.


Depositary Receipts

         The Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") that are actively traded in the United States. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are receipts issued by non-U.S. Banks or trust companies and foreign branches of U.S. banks that evidence ownership of the underlying foreign or U.S. securities. "Sponsored" ADRs, EDRs or GDRs are issued jointly by the issuer of the underlying security and a Depositary, and "unsponsored" ADRs, EDRs or GDRs are issued without the participation of the issuer of the deposited security. Holders of unsponsored ADRs, EDRs or GDRs generally bear all the costs of such facilities and the Depositary of an unsponsored ADR, EDR or GDR facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR, EDR or GDR. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to a Fund's limitation with respect to such securities. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

Investment Company Securities


         Any investments that the Fund makes in either closed-end or open-end investment companies will be limited by the 1940 Act, and would involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act's limitations, the Fund may not
(1) own more than 3% of the voting stock of another investment company; (2) invest more than 5% of the Fund's total assets in the shares of any one investment company; nor (3) invest more than 10% of the Fund's total assets in shares of other investment companies. These percentage limitations also apply to the Fund's investments in unregistered investment companies.

Diversification

         While Global Opportunities Fund intends to seek to qualify as a "diversified" investment company under provisions of Subchapter M of the Code, it will not be diversified under the 1940 Act. Thus, while at least 50% of such Fund's total assets will be represented by cash, cash items, U.S. government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's total assets, it will not satisfy the 1940 Act requirement in this respect, which applies that test to 75% of the Fund's assets. A non-diversified portfolio is believed to be subject to greater risk because adverse effects on the portfolio's security holdings may affect a larger portion of the overall assets.

SPECIAL RISK CONSIDERATIONS

        Foreign Securities Risks. Each Fund has the right to purchase securities in any developed, underdeveloped or emerging country. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations. These risks are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange control (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations.

        In addition, in many countries, there is substantially less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. In particular, the assets and profits appearing on the financial statements of a developing or emerging country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with the United States' generally accepted accounting principles. Also, for an issuer that keeps accounting records in local currency, inflation accounting rules may require for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer's balance sheet in order to express items in terms of currency or constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets.

        Further, a Fund may encounter difficulty or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates on securities transactions in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets, and may be subject to administrative uncertainties. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States, and capital requirements for brokerage firms are generally lower. The foreign securities markets of many of the countries in which a Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.

        Emerging Markets Securities Risks. Compared to the United States and other developed countries, emerging countries may have volatile social conditions, relatively unstable governments and political systems, economies based on only a few industries and economic structures that are less diverse and mature, and securities markets that trade a small number of securities, which can result in a low or nonexistent volume of trading. Prices in these securities markets tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging countries. Further, investments and opportunities for investments by foreign investors are subject to a variety of national policies and restrictions in many emerging countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, limits on the types of companies in which foreigners may invest and prohibitions on foreign investments in issuers or industries deemed sensitive to national interests. Additional restrictions may be imposed at any time by these or other countries in which a Fund invests. Also, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including, in some cases, the need for certain governmental consents. Although these restrictions may in the future make it undesirable to invest in emerging countries, the Manager does not believe that any current repatriation restrictions would affect its decision to invest in such countries. Countries such as those in which a Fund may invest, and in which Emerging Markets Fund will primarily invest, have historically experienced and may continue to experience, substantial, and in some periods extremely high rates of inflation for many years, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Other factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, its government's policy towards the International Monetary Fund, the World Bank and other international agencies and the political constraints to which a government debtor may be subject.

        Foreign Government Securities Risks. With respect to investment in debt issues of foreign governments, the ability of a foreign government or government-related issuer to make timely and ultimate payments on its external debt obligations will also be strongly influenced by the issuer's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign government or government-related issuer cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may curtail the willingness of such third parties to lend funds, which may further impair the issuer's ability or willingness to service its debts in a timely manner. The cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a government issuer to obtain sufficient foreign exchange to service its external debt.

        As a result of the foregoing, a foreign governmental issuer may default on its obligations. If such a default occurs, a Fund may have limited effective legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government and government-related debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government and government-related debt obligations in the event of default under their commercial bank loan agreements.

        Among the foreign government and government related issuers in which Emerging Markets Fund may invest are certain high-yield securities, including so-called Brady Bonds. The issuers of the foreign government and government-related high yield securities, including Brady Bonds, in which Emerging Markets Fund expect to invest have in the past experienced substantial difficulties in servicing their external debt obligations, which have led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign government and government-related high yield securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign government and government-related high yield securities in which the Emerging Markets Fund may invest will not be subject to similar defaults or restructuring arrangements which may adversely affect the value of such investments. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

        Brady Bonds are debt securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness (generally, commercial bank debt). In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the World Bank and the International Monetary Fund. The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for new issued bonds (Brady Bonds). The investment advisers believe that economic reforms undertaken by countries in connection with the issuance of Brady Bonds make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment. Investors, however, should recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. In addition, Brady Bonds have been issued only recently and, accordingly, do not have a long payment history.

        Risks Related to Additional Investment Techniques. With respect to forward foreign currency contracts, the precise matching of forward contract amounts and the value of the securities involved is generally not possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency strategy is highly uncertain.

        It is impossible to forecast the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver (and if a decision is made to sell the security and make delivery of the foreign currency). Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

ACCOUNTING AND TAX ISSUES

         When a Fund writes a call, or purchases a put option, an amount equal to the premium received or paid by it is included in the Fund's assets and liabilities as an asset and as an equivalent liability.

         In writing a call, the amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has written expires on its stipulated expiration date, the Fund recognizes a capital gain. If a Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

         The premium paid by a Fund for the purchase of a put option is recorded in the Fund's assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for federal income tax purposes in the amount of the cost of the option. If a Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid.

Options on Certain Stock Indices

         Accounting for options on certain stock indices will be in accordance with generally accepted accounting principles. The amount of any realized gain or loss on closing out such a position will result in a realized gain or loss for tax purposes. Such options held by a Fund at the end of each fiscal year on a broad-based stock index will be required to be "marked to market" for federal income tax purposes. Generally, 60% of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss.

Other Tax Requirements


         Each Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. As such, a Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies other requirements relating to the sources of its income and diversification of its assets. See "Diversification" regarding the Global Opportunities Fund.

         In order to qualify as a regulated investment company for federal income tax purposes, a Fund must meet certain specific requirements, including:


         (i) A Fund must maintain a diversified portfolio of securities, wherein no security (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of that Fund's total assets, and, with respect to 50% of that Fund's total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of that Fund's total assets;

         (ii) A Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of stock and securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; and

         (iii) A Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

         The Code requires a Fund to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the 12 month period ending October 31 (in addition to amounts from the prior year that were neither distributed nor taxed to such
Fund) to shareholders by December 31 of each year in order to avoid federal excise taxes. The Funds intend as a matter of policy to declare and pay sufficient dividends in December or January (which are treated by shareholders as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

         The straddle rules of Section 1092 may apply. Generally, the straddle provisions require the deferral of losses to the extent of unrecognized gains related to the offsetting positions in the straddle. Excess losses, if any, can be recognized in the year of loss. Deferred losses will be carried forward and recognized in the year that unrealized losses exceed unrealized gains.

         The federal income tax rules governing the taxation of interest rate swaps are not entirely clear and may require Global Bond Fund to treat payments received under such arrangements as ordinary income and to amortize such payments under certain circumstances. Global Bond Fund will limit its activity in this regard in order to maintain its qualification as a regulated investment company.

         The 1997 Act has also added new provisions for dealing with transactions that are generally called "Constructive Sale Transactions." Under these rules, the Fund must recognize gain (but not loss) on any constructive sale of an appreciated financial position in stock, a partnership interest or certain debt instruments. The Fund will generally be treated as making a constructive sale when it: 1) enters into a short sale on the same or substantially identical property; 2) enters into an offsetting notional principal contract; or 3) enters into a futures or forward contract to deliver the same or substantially identical property. Other transactions (including certain financial instruments called collars) will be treated as constructive sales as provided in Treasury regulations to be published. There are also certain exceptions that apply for transactions that are closed before the end of the 30th day after the close of the taxable year.

         Investment in Foreign Currencies and Foreign Securities--The Funds are authorized to invest certain limited amounts in foreign securities. Such investments, if made, will have the following additional tax consequences to each Fund:

         Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income (including dividends), or accrues expenses which are denominated in a foreign currency, and the time a Fund actually collects such income or pays such expenses generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain options, futures, forward contracts, gain or loss attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of its disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's net investment company taxable income, which, in turn, will affect the amount of income to be distributed to you by a Fund.

         If a Fund's Section 988 losses exceed a Fund's other investment company taxable income during a taxable year, a Fund generally will not be able to make ordinary dividend distributions to you for that year, or distributions made before the losses were realized will be recharacterized as return of capital distributions for federal income tax purposes, rather than as an ordinary dividend or capital gain distribution. If a distribution is treated as a return of capital, your tax basis in your Fund shares will be reduced by a like amount (to the extent of such basis), and any excess of the distribution over your tax basis in your Fund shares will be treated as capital gain to you.

         The 1997 Act generally requires that foreign income be translated into U.S. dollars at the average exchange rate for the tax year in which the transactions are conducted. Certain exceptions apply to taxes paid more than two years after the taxable year to which they relate. This new law may require a Fund to track and record adjustments to foreign taxes paid on foreign securities in which it invests. Under a Fund's current reporting procedure, foreign security transactions are recorded generally at the time of each transaction using the foreign currency spot rate available for the date of each transaction. Under the new law, a Fund will be required to record at fiscal year end (and at calendar year end for excise tax purposes) an adjustment that reflects the difference between the spot rates recorded for each transaction and the year-end average exchange rate for all of a Fund's foreign securities transactions. There is a possibility that the mutual fund industry will be given relief from this new provision, in which case no year-end adjustments will be required.

         The Funds may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of the total assets of a Fund at the end of its fiscal year are invested in securities of foreign corporations, a Fund may elect to pass-through to you your pro rata share of foreign taxes paid by a Fund. If this election is made, you will be: (i) required to include in your gross income your pro rata share of foreign source income (including any foreign taxes paid by a Fund); and (ii) entitled to either deduct your share of such foreign taxes in computing your taxable income or to claim a credit for such taxes against your U.S. income tax, subject to certain limitations under the Code. You will be informed by a Fund at the end of each calendar year regarding the availability of any such foreign tax credits and the amount of foreign source income (including any foreign taxes paid by a Fund). If a Fund elects to pass-through to you the foreign income taxes that it has paid, you will be informed at the end of the calendar year of the amount of foreign taxes paid and foreign source income that must be included on your federal income tax return. If a Fund invests 50% or less of its total assets in securities of foreign corporations, it will not be entitled to pass-through to you your pro-rata shares of foreign taxes paid by a Fund. In this case, these taxes will be taken as a deduction by a Fund, and the income reported to you will be the net amount after these deductions. The 1997 Act also simplifies the procedures by which investors in funds that invest in foreign securities can claim tax credits on their individual income tax returns for the foreign taxes paid by a Fund. These provisions will allow investors who pay foreign taxes of $300 or less on a single return or $600 or less on a joint return during any year (all of which must be reported on IRS Form 1099-DIV from a Fund to the investor) to claim a tax credit against their U.S. federal income tax for the amount of foreign taxes paid by a Fund. This process will allow you, if you qualify, to bypass the burdensome and detailed reporting requirements on the foreign tax credit schedule (Form 1116) and report your foreign taxes paid directly on page 2 of Form 1040. You should note that this simplified procedure will not be available until calendar year 1998.

         Investment in Passive Foreign Investment Company securities--The Funds may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives an "excess distribution" with respect to PFIC stock, the Fund itself may be subject to U.S. federal income tax on a portion of the distribution, whether or not the corresponding income is distributed by a Fund to you. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Fund held the PFIC shares. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years, and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. In this case, you would not be permitted to claim a credit on your own tax return for the tax paid by a Fund. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain distribution might have been classified as capital gain. This may have the effect of increasing Fund distributions to you that are treated as ordinary dividends rather than long-term capital gain dividends.

         A Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC during such period. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, the 1997 Act provides for another election that would involve marking-to-market the Fund's PFIC shares at the end of each taxable year (and on certain other dates as prescribed in the Code), with the result that unrealized gains would be treated as though they were realized. The Fund would also be allowed an ordinary deduction for the excess, if any, of the adjusted basis of its investment in the PFIC stock over its fair market value at the end of the taxable year. This deduction would be limited to the amount of any net mark-to-market gains previously included with respect to that particular PFIC security. If a Fund were to make this second PFIC election, tax at the Fund level under the PFIC rules would generally be eliminated.

         The application of the PFIC rules may affect, among other things, the amount of tax payable by a Fund (if any), the amounts distributable to you by a Fund, the time at which these distributions must be made, and whether these distributions will be classified as ordinary income or capital gain distributions to you.

         You should be aware that it is not always possible at the time shares of a foreign corporation are acquired to ascertain that the foreign corporation is a PFIC, and that there is always a possibility that a foreign corporation will become a PFIC after a Fund acquires shares in that corporation. While a Fund will generally seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will do so and it reserves the right to make such investments as a matter of its fundamental investment policy.

         Most foreign exchange gains are classified as ordinary income which will be taxable to you as such when distributed. Similarly, you should be aware that any foreign exchange losses realized by a Fund, including any losses realized on the sale of foreign debt securities, are generally treated as ordinary losses for federal income tax purposes. This treatment could increase or reduce a Fund's income available for distribution to you, and may cause some or all of a Fund's previously distributed income to be classified as a return of capital.

PERFORMANCE INFORMATION

         From time to time, each Fund may state its Classes' total return and yield in advertisements and other types of literature. Any statement of total return performance data for a Class will be accompanied by information on the average annual compounded rate of return for that Class over, as relevant, the most recent one-, five- and ten-year, or life-of-fund periods, as applicable. Each Fund may also advertise aggregate and average total return information for its Classes over additional periods of time. In addition, each Fund may include illustrations showing the power of compounding in advertisements and other types of literature.

         In presenting performance information for Class A Shares, the Limited CDSC or other CDSC, applicable only to certain redemptions of those shares, will not be deducted from any computation of total return. See the Prospectuses for the Fund Classes for a description of the Limited CDSC or other CDSC and the limited instances in which it applies. All references to a CDSC in this Performance Information section will apply to Class B Shares or Class C Shares.

         The average annual total rate of return for each Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:


                                  n
                           P(1 + T) = ERV


        Where:           P    =      a hypothetical initial purchase order of
                                     $1,000 from which, in the case of only
                                     Class  A Shares, the maximum front-end
                                      sales charge is deducted;


                         T    =      average annual total return;


                         n    =      number of years;


                      ERV     =      redeemable value of the hypothetical
                                     $1,000 purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C Shares.

         Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made with respect to Class A Shares and that all distributions are reinvested at net asset value, and, with respect to Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, each Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.

         Each Fund may also state total return performance for its Classes in the form of an average annual return. This average annual return figure will be computed by taking the sum of a Class' annual returns, then dividing that figure by the number of years in the overall period indicated. The computation will reflect the impact of the maximum front-end sales charge or CDSC, if any, paid on the illustrated investment amount against the first year's return. From time to time, each Fund may quote actual total return performance for its Classes in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. For example, the performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts as monitored by Bank Rate Monitor, and those of generally-accepted corporate bond and government security price indices of various durations prepared by Lehman Brothers and Salomon Brothers, Inc. These indices are not managed for any investment goal.

                         Average Annual Total Return(1)



                                                 1 year ended 11/30/98             Life of Fund(3)
--------------------------------------- --------------------------------- ---------------------------------
Global Opportunities  Fund A Class
(at NAV)
--------------------------------------- --------------------------------- ---------------------------------

Global Opportunities  Fund A Class
(at Offer)(2)
--------------------------------------- --------------------------------- ---------------------------------
Global Opportunities  Fund
Institutional Class
--------------------------------------- --------------------------------- ---------------------------------
International Small Cap Fund A Class
(at NAV)(4)
--------------------------------------- --------------------------------- ---------------------------------
International Small Cap Fund A Class
(at Offer)(2)(4)
--------------------------------------- --------------------------------- ---------------------------------
International Small Cap Fund
Institutional  Class
--------------------------------------- --------------------------------- ---------------------------------


(1) The Manager voluntarily agreed to waive its management fee and pay expenses to limit total operating expenses to certain limits during the periods shown. Without such waiver and payment performance would have been affected negatively. See Investment Management Agreements and Sub-Advisory Agreement for information.

(2) Prior to November 2, 1998, the maximum front-end sales charge was 4.75%. Effective November 2, 1998, the maximum front-end sales charge was increased to 5.75% and the above performance numbers are calculated using 5.75% as the applicable sales charge.

(3)      The Fund's commencement of operations were as follows:

         Global Opportunities Fund A Class 7/22/97 International Small Cap Fund A Class 12/19/97

         Global Opportunities Fund Institutional Class 7/22/97 International Small Cap Fund Institutional Class 12/19/97


(4) For the period from the commencement of operations through May 31, 1999, the Distributor elected voluntarily to waive its entire 12b-1 fee with respect to Class A Shares.

         Performance information for the Class B and C Shares of Global Opportunities Fund and International Small Cap Fund and performance for all shares of New Europe and Latin America Funds is not provided because these shares have not commenced operations as the close of Global Funds, Inc.'s fiscal year.



           Total return performance for a Class will be computed by adding all reinvested income and realized securities profits distributions plus the change in net asset value during a specific period and dividing by the offering price at the beginning of the period. It will also reflect, as applicable, the maximum front-end sales charge or CDSC paid with respect to the illustrated investment amount, but not any income taxes payable by shareholders on the reinvested distributions included in the calculation. Because securities prices fluctuate, past performance should not be considered as a representation of the results which may be realized from an investment in a Fund in the future.

           From time to time, each Fund may also quote its Classes' actual total return performance, dividend results and other performance information in advertising and other types of literature. This information may be compared to that of other mutual funds with similar investment objectives and to stock, bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Fund (of Fund Class) may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc., or to the S&P 500 Index, the Dow Jones Industrial Average, the Morgan Stanley Capital International (MSCI), Europe, Australia and Far East (EAFE) Index, the MSCI Emerging Markets Free Index, MSCI Emerging Markets Free Latin America Index, the MSCI Europe, or the Salomon Brothers World Government Bond Index.

           Lipper Analytical Services, Inc. maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare a Fund's performance to another fund in appropriate categories over specific time periods also may be quoted in advertising and other types of literature. The S&P 500 and the Dow Jones Industrial Average are industry-accepted unmanaged indices of generally-conservative securities used for measuring general market performance. Similarly, the MSCI EAFE Index, the MSCI Emerging Markets Free Index, and the Salomon Brothers World Government Bond Index are industry-accepted unmanaged indices of equity securities in developed countries and global debt securities, respectively, used for measuring general market performance. The total return performance reported for these indices will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charges or other fees. A direct investment in an unmanaged index is not possible.

           The yield computation is determined by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the resulting figure, according to the following formula.

                                                       a-b   6
                                          YIELD =  2[(---- +1) - 1]
                                                       cd

       Where:    a  =  dividends and interest earned during the period;

                 b  =  expenses accrued for the period (net of
                       reimbursements);

                 c  =  the average daily number of shares
                       outstanding during the period that were
                       entitled to receive dividends;

                 d = the maximum offering price per share on the last day of the period.

         The above formula will be used in calculating quotations of yield, based on specific 30-day periods identified in advertising by Global Opportunities Fund. Yield assumes the maximum front-end sales charge, if any, and does not reflect the deduction of any CDSC or Limited CDSC.

         Past performance, such as reflected in quoted yields, should not be considered as representative of the results which may be realized from an investment in a Fund in the future. Investors should note that the income earned and dividends paid by Global Opportunities Fund will vary with the fluctuation of interest rates and performance of the portfolio to the extent of a Fund's investments in debt securities. The net asset value of any Fund may change. Unlike money market funds, the Funds invest in longer-term securities that fluctuate in value and do so in a manner inversely correlated with changing interest rates. A Fund's net asset value will tend to rise when interest rates fall. Conversely, a Fund's net asset value will tend to fall as interest rates rise. Normally, fluctuations in interest rates have a greater effect on the prices of longer-term bonds. The value of the securities held in a Fund will vary from day to day and investors should consider the volatility of a Fund's net asset value as well as its yield before making a decision to invest.

         Comparative information on the Consumer Price Index may also be included in advertisements or other literature. The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment.


         Current interest rate and yield information on government debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin H.15), may also be used. As well, current industry rate and yield information on all industry available fixed-income securities, as reported weekly by The Bond Buyer, may also be used in preparing comparative illustrations.


         Each Fund may also promote its Classes' yield and/or total return performance and use comparative performance information computed by and available from certain industry and general market research and publications, such as Lipper Analytical Services, Inc., IBC/Donoghue's Money Market Report and Morningstar, Inc.

         The performance of multiple indices compiled and maintained by statistical research firms, such as Morgan Stanley, Salomon Brothers and Lehman Brothers, may be combined to create a blended performance result for comparative purposes. Generally, the indices selected will be representative of the types of securities in which the Funds may invest and the assumptions that were used in calculating the blended performance will be described.

         Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. The Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Funds. The Funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.

         The Funds may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of a Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments or global or international investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. In addition, selected indices may be used to illustrate historic performance of selected asset classes. The Funds may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, domestic and international stocks, and/or bonds, treasury bills and shares of a Fund. In addition, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning (such as information on Roth IRAs and Educational IRAs) and investment alternatives to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

         Materials may refer to the CUSIP numbers of the Funds and may illustrate how to find the listings of the Funds in newspapers and periodicals. Materials may also include discussions of other Funds, products, and services.

         The Funds may quote various measures of volatility and benchmark correlation in advertising. In addition, the Funds may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. A Fund may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics. Advertisements and sales materials relating to a Fund may include information regarding the background and experience of its portfolio managers.

         The following tables present examples, for purposes of illustration only, of cumulative total return performance for each Class of Global Opportunities Fund and International Small Cap Fund through November 30, 1998. The calculations assume the reinvestment of any realized securities profits, distributions and income dividends paid during the indicated periods. The performance also reflects maximum sales charges, if any, but not any income taxes payable by shareholders on the reinvested distributions included in the calculations. The performance of Class A Shares reflects the maximum front-end sales charge paid on purchases of shares but may also be shown without reflecting the impact of any front-end sales charge. The net asset value of a class fluctuates so shares, when redeemed, may be worth more or less than the original investment, and a Class' results should not be considered as representative of future performance.


         Cumulative Total Return (1)
  ----------------------------------------- ------------- -------------- ------------- ------------------ ----------------
                                            3 months      6 months       9 months
                                            ended         ended          ended         1 year ended       Life of Fund(3)
                                            11/30/98      11/30/98       11/30/98      11/30/98

  ----------------------------------------- ------------- -------------- ------------- ------------------ ----------------
  Global Opportunities  Fund A Class
  (at NAV)
  ----------------------------------------- ------------- -------------- ------------- ------------------ ----------------
  Global Opportunities  Fund A Class
  (at Offer)(2)
  ----------------------------------------- ------------- -------------- ------------- ------------------ ----------------
  Global Opportunities  Fund
  Institutional Class
  ----------------------------------------- ------------- -------------- ------------- ------------------ ----------------
  International Small Cap Fund A Class
  (at NAV)(4)
  ----------------------------------------- ------------- -------------- ------------- ------------------ ----------------
  International Small Cap Fund A Class
  (at Offer)(2)(4)
  ----------------------------------------- ------------- -------------- ------------- ------------------ ----------------
  International Small Cap Fund
  Institutional  Class
  ----------------------------------------- ------------- -------------- ------------- ------------------ ----------------

(1) The Manager voluntarily agreed to waive its management fee and pay expenses to limit total operating expenses to certain limits during the periods shown. Without such waiver and payment performance would have been affected negatively. See Investment Management Agreements and Sub-Advisory Agreement for information.

(2) Prior to November 2, 1998, the maximum front-end sales charge was 4.75%. Effective November 2, 1998, the maximum front-end sales charge was increased to 5.75% and the above performance numbers are calculated using 5.75% as the applicable sales charge.

(3)      The Fund's commencement of operations were as follows:

         Global Opportunities Fund A Class 7/22/97 International Small Cap Fund A Class 12/19/97
         Global Opportunities Fund Institutional Class 7/22/97 International Small Cap Fund Institutional Class 12/19/97

(4) For the period from the commencement of operations through May 31, 1999, the Distributor elected voluntarily to waive its entire 12b-1 fee with respect to Class A Shares.

         Because every investor's goals and risk threshold are different, the Distributor, as distributor for Global Funds, Inc. and other Delaware Investments mutual funds, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible personal financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor may also provide information that discusses the overriding investment philosophy of Delaware Management Company ("Delaware"), or Delaware Investment Advisers ("DIA"), both series of Delaware Management Business Trust, and the Manager, an affiliate of Delaware, and how that philosophy impacts Fund investment disciplines and strategies employed in seeking each Fund's objectives. The Distributor may also from time to time cite general or specific information about the institutional clients of Delaware or DIA or the Manager, including the number of such clients serviced by Delaware, DIA and/or the Manager.

Dollar-Cost Averaging


         For many people, deciding when to invest can be a difficult decision. Security prices tend to move up and down over various market cycles and logic says to invest when prices are low. However, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis, that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly - as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.


         Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. You also should consider your financial ability to continue to purchase shares during periods of high fund share prices. Delaware Investments offers three services -- Automatic Investing Program, Direct Deposit Program and the Wealth Builder Option -- that can help to keep your regular investment program on track. See Investing by Electronic Fund Transfer - Direct Deposit Purchase Plan and Automatic Investing Plan under Investment Plans and Wealth Builder Option under Investment Plans for a complete description of these services, including restrictions or limitations.

         The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share over a period of time will be lower than the average price per share for the same time period.

                                                                       Number
                                 Investment         Price Per         of Shares
                                   Amount             Share           Purchased

                 Month 1            $100             $10.00              10
                 Month 2            $100             $12.50               8
                 Month 3            $100             $ 5.00              20
                 Month 4            $100             $10.00              10
                 -----------------------------------------------
                                    $400             $37.50              48

Total Amount Invested:  $400
Total Number of Shares Purchased:  48
Average Price Per Share:  $9.38 ($37.50/4)
Average Cost Per Share:  $8.33 ($400/48 shares)


             This example is for illustration purposes only. It is not intended to represent the actual performance of any stock or bond fund in the Delaware Investments Family of Funds.


The Power of Compounding


             When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding. Each Fund may include illustrations showing the power of compounding in advertisements and other types of literature.

TRADING PRACTICES AND BROKERAGE

         The Manager selects brokers or dealers to execute transactions on behalf of each Fund for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers execute transactions at best price and execution. Best price and execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. A number of trades are made on a net basis where a Fund either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, the Fund involved pays reasonably competitive brokerage commission rates based upon the professional knowledge of the Manager as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Fund may pay a minimal share transaction cost when the transaction presents no difficulty.


             During the past three fiscal years, the aggregate dollar amounts of brokerage commissions paid by the Global Opportunities Fund and International Small Cap Fund were as follows:


                                                      November 30,
                                              1998        1997         1996
                                              ----        ----         ----


         Global Opportunities Fund(1)          $
         International Small Cap Fund(2)       $          N/A           N/A


(1) Date of initial public offering of Global Opportunities Fund was December 27, 1994.

(2) Date of initial public offering of International Small Cap Fund was December 19, 1997.

         The Manager or the Sub-Adviser may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager or the Sub-Adviser in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

         During the fiscal year ended November 30, 1998, portfolio transactions of the following Funds, in the amounts listed below, resulting in brokerage commissions in the amounts listed below, were directed to brokers for brokerage and research services provided:

                                             Portfolio        Brokerage
                                           Transactions      Commissions
                                              Amounts          Amounts

         Global Opportunities Fund
         International Small Cap Fund


         As provided in the Securities Exchange Act of 1934 (the "1934 Act") and each Fund's Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Funds believe that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to a Fund and to other Delaware Investments funds. Subject to best price and execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

         The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and Global Funds, Inc.'s Board of Directors that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

         Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD"), and subject to seeking best price and execution, a Fund may place orders with broker/dealers that have agreed to defray certain expenses of the funds offered by Delaware Investments such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of such funds as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.

Portfolio Turnover

         A Fund is free to dispose of portfolio securities at any time, subject to complying with the Code and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of its investment objective. A Fund will not attempt to achieve or be limited to a predetermined rate of portfolio turnover, such a turnover always being incidental to transactions undertaken with a view to achieving a Fund's investment objective.

         The degree of portfolio activity may affect brokerage costs of a Fund and taxes payable by a Fund's shareholders. A turnover rate of 100% would occur, for example, if all the investments in the Fund's portfolio at the beginning of the year were replaced by the end of the year. In investing for capital appreciation, a Fund may hold securities for any period of time. Portfolio turnover will also be increased if a Fund writes a large number of call options which are subsequently exercised. To the extent a Fund realizes gains on securities held for less than twelve months, such gains are taxable to the shareholder or to the Fund at ordinary income tax rates. The turnover rate also may be affected by cash requirements from redemptions and repurchases of Fund shares. Total brokerage costs generally increase with higher portfolio turnover rates.

         Under certain market conditions, a Fund may experience a rate of portfolio turnover which could exceed 100%. Each Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less.


         During the past two fiscal years, the portfolio turnover rates of the Funds were as follows:

                                                            November 30,
                                                    1998                1997
                                                    ----                ----
         Global Opportunities Fund(1)
         International Small Cap Fund (2)

(1)  Date of initial pubic offering of Global Opportunities Fund was July 22,
     1997.

(2) Date of initial public offering of International Small Cap Fund was December 19, 1997.

PURCHASING SHARES


         The Distributor serves as the national distributor for each Fund's shares and has agreed to use its best efforts to sell shares of each Fund. See the Prospectuses for information on how to invest. Shares of each Fund are offered on a continuous basis and may be purchased through authorized investment dealers or directly by contacting Global Funds, Inc. or the Distributor.

         The minimum initial investment generally is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of such Classes generally must be at least $100. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, directors and employees of any Delaware Investments fund, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Delaware Investments Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner Strategy selected. There are no minimum purchase requirements for the Institutional Classes, but certain eligibility requirements must be satisfied.

         Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. See Investment Plans for purchase limitations applicable to retirement plans. Global Funds, Inc. will reject any purchase order for more than $250,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind, however, that reduced front-end sales charges apply to investments of $50,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

         Selling dealers are responsible for transmitting orders promptly. Global Funds, Inc. reserves the right to reject any order for the purchase of its shares of either Fund if in the opinion of management such rejection is in such Fund's best interest. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. A Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Investments family. Each Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

         Each Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

         Each Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.


         The NASD has adopted amendments to its Conduct Rules, as amended, relating to investment company sales charges. Global Funds, Inc. and the Distributor intend to operate in compliance with these rules.


         Class A Shares are purchased at the offering price which reflects a maximum front-end sales charge of 5.75%; however, lower front-end sales charges apply for larger purchases. See the table in the Fund Classes' Prospectuses. Absent applicable fee waivers, Class A Shares are also subject to annual 12b-1 Plan expenses for the life of the investment.

         Class B Shares are purchased at net asset value and are subject to a CDSC of: (i) 5% if shares are redeemed within one year of purchase; (ii) 4% if shares are redeemed within two years of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; and (v) 1% if shares are redeemed during the sixth year following purchase. Absent applicable fee waivers, Class B Shares are also subject to annual 12b-1 Plan expenses which are higher than those to which Class A Shares are subject and are assessed against Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares, below.

         Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Absent applicable fee waivers, Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject.

         Institutional Class shares are purchased at the net asset value per share without the imposition of a front-end or contingent deferred sales charge or 12b-1 Plan expenses. See Plans Under Rule 12b-1 for the Fund Classes under Purchasing Shares, and Determining Offering Price and Net Asset Value in this Part B.


         Class A Shares, Class B Shares, Class C Shares and Institutional Class shares represent a proportionate interest in a Fund's assets and will receive a proportionate interest in that Fund's income, before application, as to Class A, Class B and Class C Shares, of any expenses under that Fund's 12b-1 Plans.


         The Distributor has voluntarily elected to waive the payment of 12b-1 Plan expenses by each Fund from the commencement of the public offering through May 31, 1999.

         Certificates representing shares purchased are not ordinarily issued unless, in the case of Class A Shares or Institutional Class shares, a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares or Class C Shares or in the case of any retirement plan account including self-directed IRAs. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor that is permitted to obtain a certificate may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by Global Funds, Inc. for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact a Fund for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

Alternative Purchase Arrangements
         The alternative purchase arrangements of Class A Shares, Class B Shares and Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and annual 12b-1 Plan expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares, or to purchase either Class B or Class C Shares and have the entire initial purchase amount invested in the Fund with the investment thereafter subject to a CDSC and annual 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are redeemed within six years of purchase, and Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class B and Class C Shares are each subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class. Class B Shares will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares. Unlike Class B Shares, Class C Shares do not convert to another Class.


         The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each of the classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.

         For the distribution and related services provided to, and the expenses borne on behalf of, the Funds, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of Class B Shares and Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisers may receive different compensation for selling Class A Shares, Class B Shares and Class C Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See Plans Under Rule 12b-1 for the Fund Classes.

         Dividends, if any, paid on Class A Shares, Class B Shares and Class C Shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the additional amount of 12b-1 Plan expenses relating to Class B Shares and Class C Shares will be borne exclusively by such shares. See Determining Offering Price and Net Asset Value.

Class A Shares
         Purchases of $50,000 or more of Class A Shares at the offering price carry reduced front-end sales charges as shown in the table in the Fund Classes' Prospectuses, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Special Purchase Features - Class A Shares, below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

         From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Investments products and services and who increase sales of Delaware Investments funds may receive an additional commission of up to 0.15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Dealer's Commission
         As described in the Prospectuses, for initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are effected.

         For accounts with assets over $1 million, the dealer commission resets annually to the highest incremental commission rate on the anniversary of the first purchase. In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Investments funds as to which a Limited CDSC applies (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange) may be aggregated with those of the Class A Shares of a Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

         An exchange from other Delaware Investments funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
         Class B Shares and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth above, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class B Shares or Class C Shares of a Fund, even if those shares are later exchanged for shares of another Delaware Investments fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange. See Waiver of Contingent Deferred Sales Charge--Class B Shares and Class C Shares under Redemption and Exchange for the Fund Classes for a list of the instances in which the CDSC is waived.

         During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. At the end of approximately eight years after purchase, the investor's Class B Shares will be automatically converted into Class A Shares of the same Fund. See Automatic Conversion of Class B Shares below. Such conversion will constitute a tax-free exchange for federal income tax purposes. See Taxes. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares.

         In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

         All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Deferred Sales Charge Alternative - Class B Shares
         Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 5% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for a Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

         Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in this Part B, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

Automatic Conversion of Class B Shares
         Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the last business day of the second full week of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.

         Class B Shares of a fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that fund (or, in the case of Delaware Group Cash Reserve, Inc., the Delaware Cash Reserve Consultant Class) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.

         All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See Taxes.

Level Sales Charge Alternative - Class C Shares
         Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

         Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this Part B. See Redemption and Exchange.


Plans Under Rule 12b-1 for the Fund Classes

         Pursuant to Rule 12b-1 under the 1940 Act, Global Funds, Inc. has adopted a separate plan for each of the Class A Shares, the Class B Shares and the Class C Shares of a Fund (the "Plans"). Each Plan permits the relevant Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the Classes of shares to which the Plan applies. The Plans do not apply to Institutional Classes of shares. Such shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of shares of the Institutional Classes. Shareholders of the Institutional Classes may not vote on matters affecting the Plans.

         The Plans permit a Fund, pursuant to its Distribution Agreement, to pay out of the assets of the Class A Shares, Class B Shares and Class C Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into dealer's agreements with the Distributor. The Plan expenses relating to Class B Shares and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

         In addition, absent any applicable fee waiver, each Fund may make payments out of the assets of the Class A Shares, Class B Shares and Class C Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such classes.

         The maximum aggregate fee payable by a Fund under its Plans and a Fund's Distribution Agreement, is on an annual basis, up to 0.30% of average daily net assets of Class A Shares, and up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of Class B Shares' and Class C Shares' average daily net assets for the year. Global Funds, Inc.'s Board of Directors may reduce these amounts at any time.

         All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A Shares, Class B Shares and Class C Shares would be borne by such persons without any reimbursement from such classes. Subject to seeking best price and execution, a Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.

         From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

         The Plans and the Distribution Agreements, as amended, have all been approved by the Board of Directors of Global Funds, Inc., including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of Global Funds, Inc. and who have no direct or indirect financial interest in the Plans, by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreements. Continuation of the Plans and the Distribution Agreements, as amended, must be approved annually by the Board of Directors in the same manner as specified above.

         Each year, the directors must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, Class A Shares, Class B Shares and Class C Shares of each Fund and that there is a reasonable likelihood of the Plan relating to a Class providing a benefit to that Class. The Plans and the Distribution Agreements, as amended, may be terminated at any time without penalty by a majority of those directors who are not "interested persons" or by a majority vote of the relevant Class' outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Class' outstanding voting securities, as well as by a majority vote of those directors who are not "interested persons." With respect to each Class A Shares' Plan any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of the respective Fund's B Class. Also, any other material amendment to the Plans must be approved by a majority vote of the directors including a majority of the noninterested directors of Global Funds, Inc. having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of directors who are not "interested persons" of Global Funds, Inc. must be effected by the directors who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Directors for its review.

Other Payments to Dealers - Class A Shares, Class B Shares and Class C Shares
         From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of Fund Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Investments family of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of Delaware Investments fund shares.


         Subject to pending amendments to the NASD's Conduct Rules, in connection with the promotion of Delaware Investments fund shares, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising and may, from time to time, pay or allow additional promotional incentives to dealers, which shall include non-cash concessions, such as certain luxury merchandise or a trip to or attendance at a business or investment seminar at a luxury resort, as part of preapproved sales contests. Payment of non-cash compensation to dealers is currently under review by the NASD and the Securities and Exchange Commission. It is likely that the NASD's Conduct Rules will be amended such that the ability of the Distributor to pay non-cash compensation as described above will be restricted in some fashion. The Distributor intends to comply with the NASD's Conduct Rules as they may be amended.

Special Purchase Features - Class A Shares


Buying Class A Shares at Net Asset Value
         Class A Shares of the Fund may be purchased at net asset value under the Delaware Investments Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.

         Purchases of Class A Shares may be made at net asset value by current and former officers, directors and employees (and members of their families) of the Manager, any affiliate, any of the funds in the Delaware Investments family, certain of their agents and registered representatives and employees of authorized investment dealers and by employee benefit plans for such entities. Individual purchases, including those in retirement accounts, must be for accounts in the name of the individual or a qualifying family member. Class A Shares may also be purchased at net asset value by current and former officers, directors and employees (and members of their families) of the Dougherty Financial Group LLC.

         Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of funds in the Delaware Investments family. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Investors may be charged a fee when effecting transactions in Class A Shares through a broker or agent that offers these special investment products.

         Purchases of Class A Shares at net asset value may also be made by the following: financial institutions investing for the account of their trust customers if they are not eligible to purchase shares of the Institutional Class of a Fund; any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, for which plan participant records are maintained on the Retirement Financial Services, Inc. (formerly known as Delaware Investment & Retirement Services, Inc.) proprietary record keeping system that (i) has in excess of $500,000 of plan assets invested in Class A Shares of funds in the Delaware Investments family and any stable value account available to investment advisory clients of the Manager or its affiliates; or
(ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a fund in the Delaware Investments family and such employer has properly represented to, and received written confirmation back from, Retirement Financial Services, Inc. in writing that it has the requisite number of employees. See Group Investment Plans for information regarding the applicability of the Limited CDSC.

         Purchases of Class A Shares at net asset value may also be made by bank sponsored retirement plans that are no longer eligible to purchase Institutional Class Shares or purchase interests in a collective trust as a result of a change in distribution arrangements.

         Investors in Delaware Investments Unit Investment Trusts may reinvest monthly dividend checks and/or repayment of invested capital into Class A Shares of any of the funds in the Delaware Investments family at net asset value.

         Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a fund account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.


         Global Funds, Inc. must be notified in advance that the trade qualifies for purchase at net asset value.

Allied Plans
         Class A Shares are available for purchase by participants in certain 401(k) Defined Contribution Plans ("Allied Plans") which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Investments funds ("eligible Delaware Investments fund shares"), as well as shares of designated classes of non-Delaware Investments funds ("eligible non-Delaware Investments fund shares"). Class B Shares and Class C Shares are not eligible for purchase by Allied Plans.

         With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Investments and eligible non-Delaware Investments fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Investments fund shares. See Combined Purchases Privilege, below.

         Participants in Allied Plans may exchange all or part of their eligible Delaware Investments fund shares for other eligible Delaware Investments fund shares or for eligible non-Delaware Investments fund shares at net asset value without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Investments and non-Delaware Investments, which were not subject to a front end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Investments fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See Investing by Exchange.

         A dealer's commission may be payable on purchases of eligible Delaware Investments fund shares under an Allied Plan. In determining a financial adviser's eligibility for a dealer's commission on net asset value purchases of eligible Delaware Investments fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated. See Class A Shares.

         The Limited CDSC is applicable to redemptions of net asset value purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the Limited CDSC, as described under Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Investments and non-Delaware Investments fund shares. When eligible Delaware Investments fund shares are exchanged into eligible non-Delaware Investments fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial adviser or selling dealer. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Letter of Intention
         The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or Global Funds, Inc. which provides for the holding in escrow by the Transfer Agent, of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all their shares of the Funds and of any class of any of the other mutual funds in Delaware Investments (except shares of any Delaware Investments fund which do not carry a front-end sales charge, CDSC or Limited CDSC other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC) previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter.

         Employers offering a Delaware Investments retirement plan may also complete a Letter of Intention to obtain a reduced front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in Delaware Investments funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed Letter of Intention based on this acceptance criteria. The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level designated in their Letter of Intention) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC or Limited CDSC of any class. Class B Shares and Class C Shares of a Fund and other Delaware Investments funds which offer corresponding classes of shares may also be aggregated for this purpose.


Combined Purchases Privilege
         In determining the availability of the reduced front-end sales charge previously set forth with respect to Class A Shares, purchasers may combine the total amount of any combination of Class A Shares, Class B Shares and/or Class C Shares of the Funds, as well as shares of any other class of any of the other Delaware Investments funds (except shares of any Delaware Investments fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC). In addition, assets held by investment advisory clients of the Manager or its affiliates in a stable value account may be combined with other Delaware Investments fund holdings.


         The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation
         In determining the availability of the reduced front-end sales charge with respect to the Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares, Class B Shares and Class C Shares of a Fund, as well as shares of any other class of any of the other Delaware Investments funds which offer such classes (except shares of any Delaware Investments fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC). If, for example, any such purchaser has previously purchased and still holds Class A Shares and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $10,000 at offering price of additional shares of Class A Shares, the charge applicable to the $10,000 purchase would currently be 4.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.

12-Month Reinvestment Privilege
         Holders of Class A Shares of a Fund (and of Institutional Classes holding shares which were acquired through an exchange from one of the other mutual funds in Delaware Investments offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in Class A Shares of that Fund or in Class A Shares of any of the other funds in the Delaware Investments family, subject to applicable eligibility and minimum purchase requirements, in states where shares of such other funds may be sold, at net asset value without the payment of a front-end sales charge. This privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds in the Delaware Investments family offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of either Class B Shares or Class C Shares.

         Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. A redemption and reinvestment could have income tax consequences. It is recommended that a tax adviser be consulted with respect to such transactions. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

         Investors should consult their financial advisers or the Transfer Agent, which also serves as the Funds' shareholder servicing agent, about the applicability of the Limited CDSC (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange) in connection with the features described above.

Group Investment Plans
         Group Investment Plans which are not eligible to purchase shares of the Institutional Classes may also benefit from the reduced front-end sales charges for investments in Class A Shares, based on total plan assets. If a company has more than one plan investing in the Delaware Investments family of funds, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to the Fund in which the investment is being made at the time of each such purchase. Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to non-retirement Delaware Investments investment accounts if they so notify the Fund in which they are investing in connection with each purchase. See Retirement Plans for the Fund Classes under Investment Plans for information about Retirement Plans.

         The Limited CDSC is applicable to any redemptions of net asset value purchases made on behalf of any group retirement plan on which a dealer's commission has been paid only if such redemption is made pursuant to a withdrawal of the entire plan from a fund in the Delaware Investments family. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Institutional Classes
         The Institutional Class of each Fund is available for purchase only by:
(a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager or its affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the Manager, or its other affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment of the financial institution of a Rule 12b-1 Plan fee; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.


         Shares of Institutional Classes are available for purchase at net asset value, without the imposition of a front-end or contingent deferred sales charge and are not subject to Rule 12b-1 expenses.

INVESTMENT PLANS


Reinvestment Plan/Open Account
         Dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Class in which an investor has an account (based on the net asset value in effect on the reinvestment date) and will be credited to the shareholder's account on that date. A confirmation of each dividend payment from net investment income will be mailed to shareholders quarterly. A confirmation of any distributions from realized securities profits will be mailed to shareholders in the first quarter of the fiscal year.

         Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to the specific Fund and Class in which shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectuses and this Part B, are made for Class A Shares at the public offering price, and for Class B Shares, Class C Shares and Institutional Classes at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in Other Delaware Investments Family of Funds
         Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Class A Shares, Class B Shares and Class C Shares may automatically reinvest dividends and/or distributions in any of the mutual funds in the Delaware Investments, including the Funds, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

         Subject to the following limitations, dividends and/or distributions from other funds in Delaware Investments may be invested in shares of the Funds, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares or Class C Shares. Dividends from Class B Shares may only be directed to other Class B Shares and dividends from Class C Shares may only be directed to other Class C Shares.

         Capital gains and/or dividend distributions for participants in the following retirement plans are automatically reinvested into the same Delaware Investments fund in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Investing by Exchange

         If you have an investment in another mutual fund in the Delaware Investments family, you may write and authorize an exchange of part or all of your investment into shares of a Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privileges.

         Holders of Class A Shares of a Fund may exchange all or part of their shares for certain of the shares of other funds in the Delaware Investments family, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares or Class C Shares of the Fund or of any other fund in the Delaware Investments family. Holders of Class B Shares of a Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Investments funds. Similarly, holders of Class C Shares of a Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Investments funds. Class B Shares of a Fund and Class C Shares of a Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of a Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of that Fund.

         Permissible exchanges into Class A Shares of a Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of a Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

Investing by Electronic Fund Transfer
         Direct Deposit Purchase Plan--Investors may arrange for either Fund to accept for investment in Class A Shares, Class B Shares or Class C Shares, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.


         Automatic Investing Plan--Shareholders of Class A Shares, Class B Shares and Class C Shares may make automatic investments by authorizing, in advance, monthly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

                                                       *     *     *

         Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

         Payments to a Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, a Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

Direct Deposit Purchases by Mail
         Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. Either Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact Global Funds, Inc. for proper instructions.


MoneyLine (SM) On Demand
         You or your investment dealer may request purchases of Fund shares by phone using MoneyLine (SM) On Demand. When you authorize a Fund to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine (SM) On Demand transactions.

         It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for this service; however, your bank may charge a fee.

Wealth Builder Option
         Shareholders can use the Wealth Builder Option to invest in the Fund Classes through regular liquidations of shares in their accounts in other mutual funds in the Delaware Investments family. Shareholders of the Fund Classes may elect to invest in one or more of the other mutual funds in Delaware Investments family through the Wealth Builder Option. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above.

         Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in the Delaware Investments family, subject to the conditions and limitations set forth in the Fund Classes' Prospectus. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.


         Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Exchange Privilege for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans. This option also is not available to shareholders of the Institutional Classes.


Asset Planner
         To invest in Delaware Investments funds using the Asset Planner asset allocation service, you should complete an Asset Planner Account Registration Form, which is available only from a financial adviser or investment dealer. Effective September 1, 1997, the Asset Planner Service is only available to financial advisers or investment dealers who have previously used this service. The Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Investments funds. With the help of a financial adviser, you may also design a customized asset allocation strategy.

         The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Investments accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange. Also see Buying Class A Shares at Net Asset Value. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A, Class B and Class C Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of a Fund and of other funds in the Delaware Investments family may be used in the same Strategy with consultant class shares that are offered by certain other Delaware Investments funds.

         An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number. Investors will receive a customized quarterly Strategy Report summarizing all Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

         Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

Retirement Plans for the Fund Classes
         An investment in the Funds may be suitable for tax-deferred retirement plans. Delaware Investments offers a full spectrum of retirement plans, including the 401(k) Defined Contribution Plan, Individual Retirement Account ("IRA") and the new Roth IRA and Education IRA.


         Among the retirement plans that Delaware Investments offers, Class B Shares are available only by Individual Retirement Accounts, SIMPLE IRAs, Roth IRAs, Education IRAs, Simplified Employee Pension Plans, Salary Reduction Simplified Employee Pension Plans, and 403(b)(7) and 457 Deferred Compensation Plans. The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange for a list of the instances in which the CDSC is waived.


         Purchases of Class B Shares are subject to a maximum purchase limitation of $250,000 for retirement plans. Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.

         Minimum investment limitations generally applicable to other investors do not apply to retirement plans other than Individual Retirement Accounts, for which there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such Plans.

         Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase shares of the Institutional Class shares. See Institutional Classes, above. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center telephone number.

         It is advisable for an investor considering any one of the retirement plans described below to consult with an attorney, accountant or a qualified retirement plan consultant. For further details, including applications for any of these plans, contact your investment dealer or the Distributor.

         Taxable distributions from the retirement plans described below may be subject to withholding.

         Please contact your investment dealer or the Distributor for the special application forms required for the Plans described below.

Prototype Profit Sharing or Money Purchase Pension Plans
         Prototype Plans are available for self-employed individuals, partnerships, corporations and other eligible forms of organizations. These plans can be maintained as Section 401(k), profit sharing or money purchase pension plans. Contributions may be invested only in Class A Shares and Class C Shares.

Individual Retirement Account ("IRA")
         A document is available for an individual who wants to establish an IRA and make contributions which may be tax-deductible, even if the individual is already participating in an employer-sponsored retirement plan. Even if contributions are not deductible for tax purposes, as indicated below, earnings will be tax-deferred. In addition, an individual may make contributions on behalf of a spouse who has no compensation for the year; however, participation may be restricted based on certain income limits.

IRA Disclosures
         The Taxpayer Relief Act of 1997 provides new opportunities for investors. Individuals have five types of tax-favored IRA accounts that can be utilized depending on the individual's circumstances. A new Roth IRA and Education IRA are available in addition to the existing deductible IRA and non-deductible IRA.

Deductible and Non-deductible IRAs
         An individual can contribute up to $2,000 in his or her IRA each year. Contributions may or may not be deductible depending upon the taxpayer's adjusted gross income ("AGI") and whether the taxpayer is an active participant in an employer sponsored retirement plan. Even if a taxpayer is an active participant in an employer sponsored retirement plan, the full $2,000 is still available if the taxpayer's AGI is below $30,000 ($50,000 for taxpayers filing joint returns) for years beginning after December 31, 1997. A partial deduction is allowed for married couples with income between $50,000 and $60,000, and for single individuals with incomes between $30,000 and $40,000. These income phase-out limits reach $80,000-$100,000 in 2007 for joint filers and $50,000-$60,000 in 2005 for single filers. No deductions are available for contributions to IRAs by taxpayers whose AGI after IRA deductions exceeds the maximum income limit established for each year and who are active participants in an employer sponsored retirement plan.

         Taxpayers who are not allowed deductions on IRA contributions still can make non-deductible IRA contributions of as much as $2,000 for each working spouse and defer taxes on interest or other earnings from the IRAs.

         Under the new law, a married individual is not considered an active participant in an employer sponsored retirement plan merely because the individual's spouse is an active participant if the couple's combined AGI is below $150,000. The maximum deductible IRA contribution for a married individual who is not an active participant, but whose spouse is, is phased out for combined AGI between $150,000 and $160,000.

Conduit (Rollover) IRAs
         Certain individuals who have received or are about to receive eligible rollover distributions from an employer-sponsored retirement plan or another IRA may rollover the distribution tax-free to a Conduit IRA. The rollover of the eligible distribution must be completed by the 60th day after receipt of the distribution; however, if the rollover is in the form of a direct trustee-to-trustee transfer without going through the distributee's hand, the 60-day limit does not apply.

         A distribution qualifies as an "eligible rollover distribution" if it is made from a qualified retirement plan, a 403(b) plan or another IRA and does not constitute one of the following:

         (1) Substantially equal periodic payments over the employee's life or life expectancy or the joint lives or life expectancies of the employee and his/her designated beneficiary;

         (2) Substantially equal installment payments for a period certain of 10 or more years;

         (3) A distribution, all of which represents a required minimum distribution after attaining age 70 1/2;

         (4) A distribution due to a Qualified Domestic Relations Order to an alternate payee who is not the spouse (or former spouse) of the employee; and

         (5) A distribution of after-tax contributions which is not includable in income.

Roth IRAs
         For taxable years beginning after December 31, 1997, non-deductible contributions of up to $2,000 per year can be made to a new Roth IRA. As a result of the Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Act"), the $2,000 annual limit will not be reduced by any contributions to a deductible or nondeductible IRA for the same year. The maximum contribution that can be made to a Roth IRA is phased out for single filers with AGI between $95,000 and $110,000, and for couples filing jointly with AGI between $150,000 and $160,000. Qualified distributions from a Roth IRA would be exempt from federal taxes. Qualified distributions are distributions (1) made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA and (2) that are (a) made on or after the date on which the individual attains age 59 1/2, (b) made to a beneficiary on or after the death of the individual, (c) attributed to the individual being disabled, or (d) for a qualified special purpose (e.g., first time homebuyer expenses).

         Distributions that are not qualified distributions would always be tax-free if the taxpayer is withdrawing contributions, not accumulated earnings.

         Taxpayers with AGI of $100,000 or less are eligible to convert an existing IRA (deductible, nondeductible and conduit) to a Roth IRA. Earnings and contributions from a deductible IRA are subject to a tax upon conversion; however, no 10% excise tax for early withdrawal would apply. If the conversion is done prior to January 1, 1999, then the income from the conversion can be included in income ratably over a four-year period beginning with the year of conversion.

Education IRAs
         For taxable years beginning after December 31, 1997, an Education IRA has been created exclusively for the purpose of paying qualified higher education expenses. Taxpayers can make non-deductible contributions up to $500 per year per beneficiary. The $500 annual limit is in addition to the $2,000 annual contribution limit applicable to IRAs and Roth IRAs. Eligible contributions must be in cash and made prior to the date the beneficiary reaches age 18. Similar to the Roth IRA, earnings would accumulate tax-free. There is no requirement that the contributor be related to the beneficiary, and there is no limit on the number of beneficiaries for whom one contributor can establish Education IRAs. In addition, multiple Education IRAs can be created for the same beneficiaries, however, the contribution limit of all contributions for a single beneficiary cannot exceed $500 annually.

         This $500 annual contribution limit for Education IRAs is phased out ratably for single contributors with modified AGI between $95,000 and $110,000, and for couples filing jointly with modified AGI of between $150,000 and $160,000. Individuals with modified AGI above the phase-out range are not allowed to make contributions to an Education IRA established on behalf of any other individual.

         Distributions from an Education IRA are excludable from gross income to the extent that the distribution does not exceed qualified higher education expenses incurred by the beneficiary during the year the distribution is made regardless of whether the beneficiary is enrolled at an eligible educational institution on a full-time, half-time, or less than half-time basis.

         Any balance remaining in an Education IRA at the time a beneficiary becomes 30 years old must be distributed, and the earnings portion of such a distribution will be includable in gross income of the beneficiary and subject to an additional 10% penalty tax if the distribution is not for qualified higher education expenses. Tax-free (and penalty-free) transfers and rollovers of account balances from one Education IRA benefiting one beneficiary to another Education IRA benefiting a different beneficiary (as well as redesignations of the named beneficiary) is permitted, provided that the new beneficiary is a member of the family of the old beneficiary and that the transfer or rollover is made before the time the old beneficiary reaches age 30 and the new beneficiary reaches age 18.

         A company or association may establish a Group IRA or Group Roth IRA for employees or members who want to purchase shares of the Fund.

         Investments generally must be held in the IRA until age 59 1/2 in order to avoid premature distribution penalties, but distributions generally must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Individuals are entitled to revoke the account, for any reason and without penalty, by mailing written notice of revocation to Delaware Management Trust Company within seven days after the receipt of the IRA Disclosure Statement or within seven days after the establishment of the IRA, except, if the IRA is established more than seven days after receipt of the IRA Disclosure Statement, the account may not be revoked. Distributions from the account (except for the pro-rata portion of any nondeductible contributions) are fully taxable as ordinary income in the year received. Excess contributions removed after the tax filing deadline, plus extensions, for the year in which the excess contributions were made are subject to a 6% excise tax on the amount of excess. Premature distributions (distributions made before age 59 1/2, except for death, disability and certain other limited circumstances) will be subject to a 10% excise tax on the amount prematurely distributed, in addition to the income tax resulting from the distribution. For information concerning the applicability of a CDSC upon redemption of Class B Shares and Class C Shares, see Contingent Deferred Sales Charge - Class B Shares and Class C Shares.

         Effective January 1, 1997, the 10% premature distribution penalty will not apply to distributions from an IRA that are used to pay medical expenses in excess of 7.5% of adjusted gross income or to pay health insurance premiums by an individual who has received unemployment compensation for 12 consecutive weeks. In addition, effective January 1, 1998, the new law allows for premature distribution without a 10% penalty if (i) the amounts are used to pay qualified higher education expenses (including graduate level courses) of the taxpayer, the taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse, or (ii) used to pay acquisition costs of a principle residence for the purchase of a first-time home by the taxpayer, taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse. A qualified first-time homebuyer is someone who has had no ownership interest in a residence during the past two years. The aggregate amount of distribution for first-time home purchases cannot exceed a lifetime cap of $10,000.

Simplified Employee Pension Plan ("SEP/IRA")
         A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Classes is available for investment by a SEP/IRA.

Salary Reduction Simplified Employee Pension Plan ("SAR/SEP")
         Although new SAR/SEP plans may not be established after December 31, 1996, existing plans may continue to be maintained by employers having 25 or fewer employees. An employer may elect to make additional contributions to such existing plans.

Prototype 401(k) Defined Contribution Plan
         Section 401(k) of the Code permits employers to establish qualified plans based on salary deferral contributions. Effective January 1, 1997, non-governmental tax-exempt organizations may establish 401(k) plans. Plan documents are available to enable employers to establish a plan. An employer may also elect to make profit sharing contributions and/or matching contributions with investments in only Class A Shares and Class C Shares or certain other funds in the Delaware Investments family. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table the Prospectuses for the Fund Classes.

Deferred Compensation Plan for Public Schools and Non-Profit
Organizations ("403(b)(7)")
         Section 403(b)(7) of the Code permits public school systems and certain non-profit organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements for their employees. A custodial account agreement is available for those employers who wish to purchase shares of any of the Classes in conjunction with such an arrangement. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table the Prospectuses for the Fund Classes.

Deferred Compensation Plan for State and Local Government Employees ("457")
         Section 457 of the Code permits state and local governments, their agencies and certain other entities to establish a deferred compensation plan for their employees who wish to participate. This enables employees to defer a portion of their salaries and any federal (and possibly state) taxes thereon. Such plans may invest in shares of the Fund. Although investors may use their own plan, there is available a Delaware Investments 457 Deferred Compensation Plan. Interested investors should contact the Distributor or their investment dealers to obtain further information. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table in the Prospectuses for the Fund Classes.

SIMPLE IRA
         A SIMPLE IRA combines many of the features of an IRA and a 401(k) Plan but is easier to administer than a typical 401(k) Plan. It requires employers to make contributions on behalf of their employees and also has a salary deferral feature that permits employees to defer a portion of their salary into the plan on a pre-tax basis. A SIMPLE IRA is available only to plan sponsors with 100 or fewer employees.

SIMPLE 401(k)
         A SIMPLE 401(k) is like a regular 401(k) except that it is available only to plan sponsors 100 or fewer employees and, in exchange for mandatory plan sponsor contributions, discrimination testing is no longer required. Class B Shares are not available for purchase by such plans.

DETERMINING OFFERING PRICE AND NET ASSET VALUE

         Orders for purchases of Class A Shares are effected at the offering price next calculated by the Fund in which shares are being purchased after receipt of the order by the Fund, its agent or certain other authorized persons. See Distribution and Service under Investment Management Agreements and Sub-Advisory Agreements. Orders for purchases of Class B Shares, Class C Shares and Institutional Class shares are effected at the net asset value per share next calculated by the Fund in which shares are being purchased after receipt of the order by the Fund, its agent or certain other authorized persons.
Selling dealers are responsible for transmitting orders promptly.

         The offering price for Class A Shares consists of the net asset value per share plus any applicable front-end sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

         An example showing how to calculate the net asset value per share and, in the case of Class A Shares, the offering price per share, is included in the Funds' financial statements which are incorporated by reference into this Part B.

         Each Fund's net asset value per share is computed by adding the value of all the securities and other assets in the Fund's portfolio, deducting any liabilities of the Fund, and dividing by the number of Fund shares outstanding. Expenses and fees are accrued daily. In determining a Fund's total net assets, portfolio securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are valued at the last sale price on that exchange. Exchange traded options are valued at the last reported sale price or, if no sales are reported, at the mean between bid and asked prices. Non-exchange traded options are valued at fair value using a mathematical model. Futures contracts are valued at their daily quoted settlement price. For valuation purposes, foreign currencies and foreign securities denominated in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars based on rates in effect that day. Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to U.S. dollars based on rates in effect as of 12 p.m., Eastern time. Use of a pricing service has been approved by the Board of Directors. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Subject to the foregoing, securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith and in a method approved by the Board of Directors.

         Each class of a Fund will bear, pro-rata, all of the common expenses of that Fund. The net asset values of all outstanding shares of each class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in that Fund represented by the value of shares of that class. All income earned and expenses incurred by a Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in that Fund represented by the value of shares of such classes, except that the Institutional Classes will not incur any of the expenses under Global Funds, Inc.'s 12b-1 Plans and Class A Shares, Class B Shares and Class C Shares alone will bear the 12b-1 Plan fees payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each class, the net asset value of each class of a Fund will vary. For so long as the current waivers of 12b-1 Plan expenses by the Distributor in connection with the distribution of Class A Shares, Class B Shares and Class C Shares of the Funds remain applicable, no such variance shall arise.

REDEMPTION AND EXCHANGE


         You can redeem or exchange your shares in a number of different ways. The exchange service is useful if your investment requirements change and you want an easy way to invest in other equity funds, tax-advantaged funds, bond funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into a fund that has the checkwriting feature. Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds in Delaware Investments will best meet your changing objectives, and the consequences of any exchange transaction. You may also call the Delaware Investments directly for fund information.


         Your shares will be redeemed or exchanged at a price based on the net asset value next determined after a Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. See the Prospectuses. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, a Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

         Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. Each Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

         In addition to redemption of Fund shares, the Distributor, acting as agent of the Funds, offers to repurchase Fund shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by the respective Fund, its agent, or certain authorized persons, subject to applicable CDSC or Limited CDSC. This is computed and effective at the time the offering price and net asset value are determined. See Determining Offering Price and Net Asset Value. The Funds and the Distributor end their business days at 5 p.m., Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.

         Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

         Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order by the Fund or certain other authorized persons (see Distribution and Service under Investment Management Agreements); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

         Each Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. Each Fund will honor redemption requests as to shares for which a check was tendered as payment, but a Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

         If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund involved will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to a Fund or to the Distributor.

         In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for a Fund fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, a Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

         Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, Global Funds, Inc. has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of such Fund during any 90-day period for any one shareholder.

         The value of a Fund's investments is subject to changing market prices. Thus, a shareholder reselling shares to a Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

         Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value, below. Class B Shares are subject to a CDSC of: (i) 5% if shares are redeemed within one year of purchase; (ii) 4% if shares are redeemed during the second year after purchase (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; and (v) 1% if shares are redeemed during the sixth year following purchase. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Purchasing Shares. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which, in the case of the Fund Classes, there is currently a $7.50 bank wiring cost, neither the Funds nor the Distributor charges a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

         Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in the Delaware Investments (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Part B and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of Class B Shares from a Fund, the Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of a Fund for a longer period of time than if the investment in New Shares were made directly.

Written Redemption
         You can write to each Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Funds require a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a Securities Transfer Association Medallion Program ("STAMP"). Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

         Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.

Written Exchange
         You may also write to each Fund (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in Delaware Investments, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

         The Telephone Redemption - Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in which you have your account in writing that you do not wish to have such services available with respect to your account. Each Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Funds by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

         Neither the Funds nor their Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, each Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by the Fund Classes are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
         The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption--Proceeds to Your Bank
         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account. First Union National Bank's fee (currently $7.50) will be deducted from Fund Class redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

Telephone Exchange
         The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in Delaware Investments under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

         The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Investments family. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and each Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

MoneyLine (SM) On Demand
         You or your investment dealer may request redemptions of Fund shares by phone using MoneyLine (SM) On Demand. When you authorize a Fund to accept such requests from you or your investment dealer, funds will be deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine (SM) On Demand transactions. See MoneyLine (SM) On Demand under Investment Plans.

Right to Refuse Timing Accounts
         With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), the Funds will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Investments funds from Timing Firms. A Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, or (ii) makes more than two exchanges out of the Fund per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

Restrictions on Timed Exchanges
         Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight Delaware Investments funds: (1) Decatur Income Fund, (2) Decatur Total Return Fund, (3) Small Cap Value Fund,
(4) Limited-Term Government Fund, (5) USA Fund, (6) Delaware Cash Reserve, (7) Delchester Fund and (8) Tax-Free Pennsylvania Fund. No other Delaware Investments funds are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in Delaware Investments funds not listed above may not be reinvested back into that Timing Account. Each Fund reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a time pattern (as described above).

         Each Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Fund and therefore may be refused.

         Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares
         Purchased at Net Asset Value For purchases of $1,000,000 or more made on or after July 1, 1998, a Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) according to the following schedule: (1) 1.00% if shares are redeemed during the first year after the purchase; and (2) 0.50% if such shares are redeemed during the second year after the purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission described above.

         The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of : (1) the net asset value at the time of purchase of the Class A Shares being redeemed or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Investments fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

         Redemptions of such Class A Shares held for more than two years will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Investments fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the two-year holding period. The Limited CDSC is assessed if such two year period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of a Fund or Class A Shares acquired in the exchange.

         In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Waiver of Limited Contingent Deferred Sales Charge - Class A Shares
         The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions to participants from a retirement plan qualified under section 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), or due to death of a participant in such a plan; (iii) redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under section 401(a) or 401(k) of the Code with respect to that retirement plan; (iv) periodic distributions from an IRA, SIMPLE IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability, or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (v) returns of excess contributions to an IRA;
(vi) distributions by other employee benefit plans to pay benefits; (vii) distributions described in (ii), (iv), and (vi) above pursuant to a systematic withdrawal plan; and (viii) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Purchasing Shares).

Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares
         The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan; (iii) periodic distributions from an IRA, SIMPLE IRA, SAR/SEP, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; and (iv) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the
Code) of all registered owners occurring after the purchase of the shares being redeemed.

         The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan, or 401(k) Defined Contribution plan; (iii) periodic distributions from a 403(b)(7) or 457 Deferred Compensation Plan upon attainment of age 59 1/2, Profit Sharing Plan, Money Purchase Plan, 401(k) Defined Contribution Plan upon attainment of age 70 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (iv) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, or 401(k) Defined Contribution Plan, under hardship provisions of the plan; (v) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or a 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) periodic distributions from an IRA or SIMPLE IRA on or after attainment of age 59 1/2; and (vii) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.


         In addition, the CDSC will be waived on Class B Shares and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.

DISTRIBUTIONS


         Each Fund (except for Global Opportunities Fund) will normally declare and make payments from net investment income on an annual basis. Payments from net realized securities profits of each Fund, if any, will be distributed annually in the quarter following the close of the fiscal year. The Global Opportunities Fund will normally declare and make payments from net investment income on a quarterly basis.


         Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. A Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the U.S. Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

         Each class of shares of a Fund will share proportionately in the investment income and expenses of such Fund, except that, absent any applicable fee waiver, Class A Shares, Class B Shares and Class C Shares alone will incur distribution fees under their respective 12b-1 Plans.

         Under the 1997 Act, as revised by the 1998 Act and the Omnibus Consolidated and Emergency Supplemental Appropriations Act, a Fund is required to track its sales of portfolio securities and to report its capital gain distributions to you according to the following categories of holding periods:

         "Mid-term capital gains" or "28 percent rate gain": securities sold by a Fund after July 28, 1997 that were held more than one year but not more than 18 months. These gains will be taxable to individual investors at a maximum rate of 28%. This category of gains applied only to gains and distributions in 1997.

         "1997 Act long-term capital gains" or "20 percent rate gain": securities sold between May 7, 1997 and July 28, 1997 that were held for more than 12 months, and securities sold by the Fund after July 28, 1997 that were held for more than 18 months. As revised by the 1998 Act, this rate applies to securities held for more than 12 months and sold in tax years beginning after December 1, 1997. These gains will be taxable to individual investors at a maximum rate of 20% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 10% for investors in the 15% federal income tax bracket. The Omnibus Consolidated and Emergency Supplemental Appropriations Act passed in October of 1998 included technical corrections to the 1998 Act. The effect of this correction is that essentially all capital gain distributions paid to shareholders during 1998 will be taxed at a maximum rate of 20%.

         "Qualified 5-year gains": For individuals in the 15% bracket, qualified five-year gains are net gains on securities held for more than 5 years which are sold after December 31, 2000. For individual who are subject to tax at higher rate brackets, qualified five-year gains are net gains on securities which are purchased after December 31, 2000 and are held for more than five years. Taxpayers subject to tax at a higher rate brackets may also make an election for shares held on January 1, 2001 to recognize gain on their shares in order to qualify such shares as qualified five-year property. These gains will be taxable to individual investors at a maximum rate of 18% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 8% for investors in the 15% federal income tax bracket when sold after the five-year holding period.

         Because of each Fund's investment policy, it is expected that either none or only a nominal portion of a Fund's dividends will be eligible for the dividends-received deduction for corporations. The portion of dividends paid by a Fund that so qualifies will be designated each year in a notice mailed to the Fund's shareholders, and cannot exceed the gross amount of dividends received by a Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of a Fund if the Fund was a regular corporation. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. Under the 1997 Act, the amount that a Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a 46-day period during a 90-day period beginning 45 days before the ex-dividend date and ending 45 days after the ex-dividend date. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period during a 90-day period beginning 45 days before the ex-dividend date and ending 45 days after the ex-dividend date, then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

         Shareholders will be notified annually by Global Funds, Inc. as to the federal income tax status of dividends and distributions paid by their Fund.

         In addition to the federal taxes described above, shareholders may or may not be subject to various state and local taxes. Because shareholders' state and local taxes may be different than the federal taxes described above, shareholders should consult their own tax advisers.

         See also Other Tax Requirements under Accounting and Tax Issues in this Part B.

INVESTMENT MANAGEMENT AGREEMENTS

         Delaware International Advisers Ltd. ("Delaware International" or the "Manager"), located at Third Floor, 80 Cheapside, London, England EC2V 6EE, furnishes investment management services to each Fund, subject to the supervision and direction of Global Funds, Inc.'s Board of Directors. Delaware International is affiliated with Delaware Management Company ("Delaware").


         Delaware Management Company ("Delaware") and its predecessors have been managing the funds offered by Delaware Investments since 1938. On November 30, 1998, Delaware and its affiliates within Delaware Investments, including the Manager, were managing in the aggregate more than $___ billion in assets in the various institutional or separately managed (approximately $___________) and investment company (approximately $____________) accounts.


         The Investment Management Agreement for the Global Opportunities Fund is dated July 21, 1997 and was approved by shareholders on July 21, 1997. The Investment Management Agreement for International Small Cap Fund is dated July 21, 1997 and was approved by the initial shareholder on July 21, 1997. The Investment Management Agreements for the New Europe and Latin America Funds are dated December 23, 1998, and were approved by the initial shareholder on December 28, 1998.

         The Agreements have an initial term of two years and may be further renewed after their initial terms only so long as such renewal and continuance are specifically approved at least annually by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund to which the Agreement relates, and only if the terms of the renewal thereof have been approved by the vote of a majority of the directors of Global Funds, Inc. who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreements are terminable without penalty on 60 days' notice by the directors of Global Funds, Inc. or by the Manager. The Agreements will terminate automatically in the event of their assignment.


         The Manager manages each Fund's investments. The compensation paid by Global Opportunities Fund for investment management services is equal to (on an annual basis) 0.80% of the Fund's average daily net assets, less all directors' fees paid to the unaffiliated directors by the Fund. The compensation payable by International Small Cap Fund for investment management services is equal to (on an annual basis) 1.25% of the Fund's average daily net assets. With respect to the New Europe and Latin America Funds, each Fund has agreed to pay the Manager an annual fee equal to 1.25% on the first $500 million of average daily net assets; 1.20% on the next $500 million; 1.15% on the next $1.5 billion; and 1.10% on the average daily net assets in excess of $2.5 billion. The fees payable to Delaware International, while higher than the advisory fees paid to other mutual funds in general, are comparable to fees paid by other mutual funds with similar objectives and policies.

         Under the separate Sub-Advisory Agreement for Global Opportunities Fund, Delaware manages the Funds' investments in U.S. securities. For the services provided to the Manager, the Manager pays the Sub-Adviser a monthly fee equal to 50% of the fee paid to the Manager under the terms of the Investment Management Agreement.

         On November 30, 1998, the total net assets of Global Opportunities Fund and International Small Cap Fund were as follows:

                            Global Opportunities Fund               $
                            International Small Cap Fund            $
         Delaware International elected to voluntarily waive that portion, if any, of the annual management fees payable by Global Opportunities Fund and to reimburse the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses of the Fund (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and, in the case of Global Opportunities Fund A Class and Global Opportunities Fund B Class, 12b-1 expenses) did not exceed 0.80% through May 31, 1999.

         Beginning with the commencement of operations of International Small Cap Fund through May 31, 1998, the Distributor elected to voluntarily waive 12b-1 expenses and Delaware International has voluntarily elected to waive that portion, if any, of the annual management fees payable by International Small Cap Fund and to reimburse the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses of Class A Shares, Class B Shares, Class C Shares and the Institutional Class of this Fund do not exceed 1.25% (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) on an annualized basis.


         Beginning with the commencement of operations of New Europe Fund and Latin America Fund through June 30, 1999 the Distributor has elected to voluntarily waive 12b-1 expenses and Delaware International has voluntarily elected to waive that portion, if any, of the annual management fees payable by New Europe Fund and Latin America Fund and to reimburse the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses of each Fund do not exceed 1.25%, respectively, (exclusive of applicable 12b-1 Plan expenses, taxes, interest, brokerage commissions and extraordinary expenses) on an annualized basis.

         Investment management fees incurred for the last three fiscal years with respect to each Fund at the end of the last fiscal year were as follows:


Fund                               November 30, 1998            November 30, 1997              November 30, 1996
----                               -----------------            -----------------              -----------------

Global Opportunities Fund                                       $8,529 earned                  N/A
                                                                $-0- paid                      N/A
                                                                $8,529 waived                  N/A

International Small Cap Fund                                    $                              $

New Europe Fund                    N/A                          N/A                            N/A
                                   N/A                          N/A                            N/A
                                   N/A                          N/A                            N/A

Latin America Fund                 N/A                          N/A                            N/A
                                   N/A                          N/A                            N/A
                                   N/A                          N/A                            N/A



         Except for those expenses borne by the Manager under the Investment Management Agreements and the Distributor under the Distribution Agreements, each Fund is responsible for all of its own expenses. Among others, these include each Fund's proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

Distribution and Service


         The Distributor, Delaware Distributors, L.P., located at 1818 Market Street, serves as the national distributor of the shares of the Global Opportunities Fund and International Small Cap Fund pursuant to separate agreements dated July 21, 1997, and of the New Europe and Latin America Funds under separate agreements dated December 23, 1998. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by each Fund on behalf of its respective Class A Shares, Class B Shares and Class C Shares under the 12b-1 Plan for each class. The Distributor elected to voluntarily waive payments under the 12b-1 Plan for each Fund's Class A Shares, Class B Shares and Class C Shares during the commencement of the public offering of the Fund through May 31, 1999.


         The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 1818 Market Street, Philadelphia, PA 19103, serves as the shareholder servicing, dividend disbursing and transfer agent for each Fund under an amended and restated agreement dated December 23, 1998. The Transfer Agent provides accounting services to the Funds pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

         The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders in addition to the Transfer Agent. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of the Funds. For purposes of pricing, the Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order.

OFFICERS AND DIRECTORS

         The business and affairs of Global Funds, Inc. are managed under the direction of its Board of Directors.


         Certain officers and directors of Global Funds, Inc. hold identical positions in each of the other funds in the Delaware Group. As of February 28, 1999, the officers and directors of Global Funds, Inc., as a group, owned less than 1% of the outstanding shares of Class A Shares, Class B Shares, Class C Shares and Institutional Class Shares of each Fund.

         As of February 28, 1999, management believes the following accounts held 5% or more of a Class of shares of a Fund:



Class                      Name and Address of Account                          Share Amount       Percentage
-----                      ---------------------------                          ------------       ----------


International              Merrill Lynch, Pierce, Fenner & Smith
Equity Fund B Class        For the Sole Benefit of its Customers
                           Attention:  Fund Administration
                           4800 Deer Lake Drive East - 3rd Floor
                           Jacksonville, FL 32246

International              Merrill Lynch, Pierce Fenner & Smith
Equity Fund C Class        For the Sole Benefit of its Customers
                           Attention:  Fund Administration
                           4800 Deer Lake Drive East - 3rd Floor
                           Jacksonville, FL  32246

International Equity       County of Los Angeles Def Comp
                           Fund Institutional and Thrift Plan
                           Class c/o Great West Life and Annuity
                           8515 East Orchard Road  #2T2
                           Englewood, CO 80111

                           Northern Telecom, Inc.
                           Long Term Investment Plan
                           c/o BTNY Service
                           Attention:  Gina Anzalone
                           34 Exchange Place MS 3064
                           Jersey City, NJ  07302

International Equity       RS 401(k) Plan
Fund Institutional         Price Waterhouse LLP Savings Plan
Class                      1410 North Westshore Blvd.
                           P.O. Box 30004
                           Tampa, FL 33630

                           RS DMC Employee Profit Sharing Plan
                           Delaware Management Company
                           Employee Profit Sharing Trust
                           c/o Rick Seidel
                           1818 Market Street
                           Philadelphia, PA  19103

                           Charles Schwab & Co. Inc.
                           Attention:  Mutual Fund Dept.
                           101 Montgomery Street
                           San Francisco, CA 94104





Class                      Name and Address of Account                          Share Amount       Percentage
-----                      ---------------------------                          ------------       ----------


Global Bond Fund           Bruce A. Baker and Claire B. Baker
B Class                    5 Shaftsbury Villa Allen St.
                           United Kingdom Kensington
                           London W86UZ

                           NFSC/FEBO
                           Bodil B. Ottesen
                           6004 Hunt Ridge Road #2631
                           Baltimore, MD 21210

                           NFSC/FMTC IRA
                           FBO Jennifer J. Thomas
                           12603 Mt. Laurel Court
                           Reisterstown, MD 21136

                           Merrill Lynch, Pierce, Fenner & Smith
                           For the Sole Benefit of its Customers
                           Attention: Fund Administration
                           4800 Deer Lake Drive East - 3rd Floor
                           Jacksonville, FL 32246

Global Bond Fund           NFSC/FMTC IRA Rollover
C Class                    FBO Lester C. Gilman, Jr.
                           1485 Kathleen Place
                           Englewood, FL 34223

                           Prudential Securities, Inc.
                           FBO Cline G. Hickok
                           120 Nature Valley Place
                           Owatonna, MN 55060

Global Bond Fund           Lincoln National Life Insurance Co.
Institutional Class        Attention:  Karen Gerke 4CO1
                           1300 S. Clinton Street
                           Fort Wayne, IN  46802

Emerging Markets           Main Street Trust Co. CUST
Fund A Class               API Trust Growth Fund
                           1 Ellsworth Street
                           Martinsville, VA 24112




Class                      Name and Address of Account                          Share Amount       Percentage
-----                      ---------------------------                          ------------       ----------



Emerging Markets           Merrill Lynch, Pierce, Fenner & Smith
Fund B Class               For the Sole Benefit of its Customers
                           Attention: Fund Administration
                           4800 Deer Lake Drive East - 3rd Floor
                           Jacksonville, FL 32246

Emerging Markets           Merrill Lynch, Pierce, Fenner & Smith
Fund C Class               For the Sole Benefit of its Customers
                           Attention: Fund Administration
                           4800 Deer Lake Drive East - 3rd Floor
                           Jacksonville, FL 32246

Emerging Markets           RS DMC Employee Profit Sharing Plan
Fund Institutional         Delaware Management Company
Class                      Employee Profit Sharing Trust
                           c/o Rick Seidel
                           1818 Market Street
                           Philadelphia, PA  19103

                           Bost & Co.
                           Acct. No. SAGF2074002
                           Mutual Funds Operations
                           P.O. Box 3198
                           Pittsburgh, PA 15230

                           Bost & Co.
                           Acct. No. SAGF2336002
                           Mutual Funds Operations
                           P.O. Box 3198
                           Pittsburgh, PA 15230

Global Equity Fund         Kandiah Balendran and
A Class                    Radhika Balendran JT WROS
                           1 Bromley Court
                           Voorhees, NJ 08043


Global Equity Fund         Christopher A. McGinnis
A Class                    Fountainview Village J28
                           Blackwood, NJ 08012

                           Edward Connolly and
                           Sara P. Connolly JT WROS
                           304 Conestoga Road
                           Wayne, PA 19087

Global Equity Fund         Lincoln National Life Ins. Co.
Institutional Class        c/o Lincoln Inv. Mgt. Inc.
                           Attn: Carol A. Schmidt - MGR SEC ADM 3R
                           200 East Berry Street
                           Fort Wayne, IN 46802

                           Global Opportunities Fund
                           International Small Cap Fund
                           New Europe Fund
                           Latin America Fund

         DMH Corp., Delvoy, Inc., Delaware Management Business Trust, Delaware Management Company (a series of Delaware Management Business Trust), Delaware Management Company, Inc., Delaware Investment Advisers (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc. and Retirement Financial Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.


         Certain officers and directors of Global Funds, Inc. hold identical positions in each of the other funds in the Delaware Group. Directors and principal officers of Global Funds, Inc. are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and director is One Commerce Square, Philadelphia, PA 19103.

*Jeffrey J. Nick (___)

*Wayne A. Stork (__)

Richard G. Unruh, Jr. (58)
         Executive Vice President of Global Funds, Inc. and 33 other investment companies in the Delaware Investments family, Delaware Management Holdings, Inc., Delaware Management Company (a series of Delaware Management Business Trust) and Delaware Capital Management, Inc.
         President of Delaware Investment Advisers (a series of Delaware
            Management Business Trust)
         Executive Vice President and Director/Trustee of Delaware Management
            Company, Inc. and Delaware Management Business Trust
         Director of Delaware International Advisers Ltd.
         During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.

Paul E. Suckow (51)
         Executive Vice President/Chief Investment Officer, Fixed Income of
            Global Funds, Inc. and 33 other investment companies in the Delaware Investments family, Delaware Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust) and Delaware Management Holdings, Inc.
         Executive Vice President and Director of Founders Holdings, Inc. Executive Vice President of Delaware Capital Management, Inc. and Delaware Management Business Trust
         Director of Founders CBO Corporation
         Director of HYPPCO Finance Company Ltd.
         Before returning to Delaware Investments in 1993, Mr. Suckow was
            Executive Vice President and Director of Fixed Income for Oppenheimer Management Corporation, New York, NY from 1985 to 1992. Prior to that, Mr. Suckow was a fixed-income portfolio manager for Delaware Investments.

David K. Downes (58)
         Executive Vice President, Chief Operating Officer, Chief Financial
            Officer of Global Funds, Inc. and 33 other investment companies in the Delaware Investments family, Delaware Management Holdings, Inc, Founders CBO Corporation, Delaware Capital Management, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust) and Delaware Distributors, L.P.
         Executive Vice President, Chief Financial Officer, Chief Administrative
            Officer and Trustee of
         Delaware Management Business Trust
         Executive Vice President, Chief Operating Officer, Chief Financial
            Officer and Director of Delaware Management Company, Inc., DMH Corp., Delaware Distributors, Inc., Founders Holdings, Inc. and Delvoy, Inc.
         President, Chief Executive Officer, Chief Financial Officer and
            Director of Delaware Service Company, Inc.
         President, Chief Operating Officer, Chief Financial Officer and
            Director of Delaware International Holdings Ltd.
         Chairman, Chief Executive Officer and Director of Delaware Management
            Trust Company and Retirement Financial Services, Inc.
         Director of Delaware International Advisers Ltd.
         Vice President of Lincoln Funds Corporation
         During the past five years, Mr. Downes has served in various executive capacities at different times within the Delaware organization.

Walter P. Babich (70)
         Director and/or Trustee of Global Funds, Inc. and 33 other investment companies in the Delaware Investment family
         460 North Gulph Road, King of Prussia, PA 19406 Board Chairman, Citadel
            Constructors, Inc.
         From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from 1988 to 1991, he was a partner of I&L Investors.

John H. Durham (61)
         Director and/or Trustee of Global Funds, Inc. and 18 other investment companies in the Delaware Investments family Partner, Complete Care Services
         120 Gibraltar Road, Horsham, PA 19044
         Mr. Durham served as Chairman of the Board of each fund in the Delaware
            Investments family
         from 1986 to 1991; President of each fund from 1977 to 1990; and Chief
            Executive Officer of each fund from 1984 to 1990. Prior to 1992, with respect to Delaware Management Holdings, Inc., Delaware Management Company, Delaware Distributors, Inc. and Delaware Service Company, Inc., Mr. Durham served as a director and in various executive capacities at different times.

Anthony D. Knerr (59)
         Director and/or Trustee of Global Funds, Inc. and 33 other investment companies in the Delaware Investments family
         500 Fifth Avenue, New York, NY 10110
         Founder and Managing Director, Anthony Knerr & Associates
         From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and
            Treasurer of Columbia University, New York.
         From 1987 to 1989, he was also a lecturer in English at the University.
            In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New York, from 1988 to 1990. Mr. Knerr founded The Publishing Group, Inc. in 1988.

Ann R. Leven (57)
         Director and/or Trustee of Global Funds, Inc. and 33 other investment companies in the Delaware Investments family
         785 Park Avenue, New York, NY 10021
         Treasurer, National Gallery of Art
         From 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal Officer of the Smithsonian Institution, Washington, DC, and from 1975 to 1992, she was Adjunct Professor of Columbia Business School.

W. Thacher Longstreth (77)
         Director and/or Trustee of Global Funds, Inc. and 33 other investment companies in the Delaware Investments family
         City Hall, Philadelphia, PA 19107
         Philadelphia City Councilman

Thomas F. Madison (62)
         Director and/or Trustee of Global Funds, Inc. and 33 other investment companies in the Delaware Investments family
         200 South Fifth Street, Suite 2100, Minneapolis, Minnesota 55402 President and Chief Executive Officer, MLM Partners, Inc.
         Mr. Madison has also been Chairman of the Board of Communications
            Holdings, Inc. since 1996.
         From February to September 1994, Mr. Madison served as Vice Chairman --
            Office of the CEO of The Minnesota Mutual Life Insurance Company and from 1988 to 1993, he was President of U.S. WEST Communications--Markets.

Charles E. Peck (72)
         Director and/or Trustee of Global Funds, Inc. and 33 other investment companies in the Delaware Investments family
         P.O. Box 1102, Columbia, MD 21044
         Secretary/Treasurer, Enterprise Homes, Inc.
         From 1981 to 1990, Mr. Peck was Chairman and Chief Executive Officer of
            The Ryland Group, Inc., Columbia, MD.

George M. Chamberlain, Jr. (51)
         Senior Vice President, Secretary and General Counsel of Global Funds,
            Inc. and 33 other investment companies in the Delaware Investments family.
         Senior Vice President and Secretary of Delaware Distributors, L.P.,
            Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust) and Delaware Management Holdings, Inc., of DMH Corp., Delaware Management Company, Inc., Delaware Distributors, Inc., Delaware Service Company, Inc., Retirement Financial Services, Inc., Delaware Capital Management, Inc., Delvoy, Inc. and Delaware Management Business Trust
         Senior Vice President, Secretary and Director/Trustee Founders
            Holdings, Inc.
         Executive Vice President, Secretary and Director of Delaware Management
            Trust Company Senior Vice President and Director of Delaware International Holdings Ltd.
         Director of Delaware International Advisers Ltd.
         Secretary of Lincoln Funds Corporation
         Attorney.
         During the past five years, Mr. Chamberlain has served in various executive capacities at different times within the Delaware organization.

Joseph H. Hastings (48)
         Senior Vice President/Corporate Controller of Global Funds, Inc. and 33 other investment companies in the Delaware Investments family and Founders Holdings, Inc.
         Senior Vice President/Corporate Controller and Treasurer of Delaware
            Management Holdings, Inc.,
         DMH Corp., Delaware Management Company, Inc., Delaware Management
            Company (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Capital Management, Inc., Delaware International Holdings Ltd., Delvoy, Inc. and Delaware Management Business Trust
         Chief Financial Officer/Treasurer of Retirement Financial Services,
            Inc.
         Executive Vice President/Chief Financial Officer/Treasurer of Delaware
            Management Trust Company
         Senior Vice President/Assistant Treasurer of Founders CBO Corporation Treasurer of Lincoln Funds Corporation
         During the past five years, Mr. Hastings has served in various executive capacities at different times within the Delaware organization.

Michael P. Bishof (36)
         Senior Vice President/Treasurer of Global Funds, Inc. and 33 other investment companies in the Delaware Investments family and Founders Holdings, Inc.
         Senior Vice President/Investment Accounting of Delaware Management
            Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust) and Delaware Service Company, Inc.
         Senior Vice President and Treasurer/Manager of Investment Accounting of
            Delaware Distributors, L.P. and Delaware Investment Advisers (a series of Delaware Management Business Trust)
         Senior Vice President and Manager of Investment Accounting of Delaware
            International Holdings Ltd.
         Senior Vice President and Assistant Treasurer of Founders CBO
            Corporation
         Before joining Delaware Investments in 1995, Mr. Bishof was a Vice
            President for Bankers Trust, New York, NY from 1994 to 1995, a Vice President for CS First Boston Investment Management, New York, NY from 1993 to 1994 and an Assistant Vice President for Equitable Capital Management Corporation, New York, NY from 1987 to 1993.


George H. Burwell (__)
         Vice President/Senior Portfolio Manager of Global Funds, Inc., of seven other investment companies in the Delaware Investments family and of Delaware Management Company, Inc. Before joining Delaware Investments in 1992, Mr. Burwell was a portfolio manager for Midlantic Bank, New Jersey. In addition, he was a security analyst for Balis & Zorn, New York and for First Fidelity Bank, New Jersey.

Paul A. Matlack (___)
         Vice President/Senior Portfolio Manager of Global Funds, Inc., of 11 other investment companies in Delaware Investments and of Delaware Management Company, Inc.
         Vice President of Founders Holdings, Inc.
         President and Director of Founders CBO Corporation.
         During the past five years, Mr. Matlack has served in various capacities at different times within the Delaware organization.

Gerald T. Nichols (__)
         Vice President/Senior Portfolio Manager of Global Funds, Inc., of 11 other investment companies in Delaware Investments and of Delaware Management Company, Inc.
         Vice President of Founders Holdings, Inc.
         Assistant Secretary, Treasurer and Director of Founders CBO
            Corporation.
         During the past five years, Mr. Nichols has served in various capacities at different times within the Delaware organization.

Robert L. Arnold (__)
         Vice President/Portfolio Manager of Global Funds, Inc. and two other investment companies in the Delaware Group. During the past five years, Mr. Arnold has served in various capacities at different times within the Delaware organization.

         The following is a compensation table listing for each director entitled to receive compensation, the aggregate compensation received from the Fund and the total compensation received from all investment companies in the Delaware Investments family for which he or she serves as a director or trustee for the fiscal year ended November 30, 1998 and an estimate of annual benefits to be received upon retirement under the Delaware Investments Retirement Plan for Directors/Trustees as of November 30, 1998. Only the independent directors of the Fund receive compensation from the Fund.

                                                            Pension or
                                                            Retirement
                                                             Benefits                                       Total
                                                              Accrued            Estimated              Compensation
                                        Aggregate           as Part of             Annual                   from
                                      Compensation            Global              Benefits                Delaware
                                   from Global Funds,       Funds, Inc.             Upon                 Investments
Name                                      Inc.               Expenses           Retirement(1)            Companies(2)
                                   -------------------- -------------------- ------------------- ----------------------------

Walter P. Babich
John H. Durham(3)                                              None               $31,000
Anthony D. Knerr                                               None               $38,500
Ann R. Leven                                                   None               $38,500
W. Thacher Longstreth                                          None               $38,500
Thomas F. Madison                                              None               $38,500
Charles E. Peck                                                None               $38,500



(1) Under the terms of the Delaware Investments Retirement Plan for Directors/Trustees, each disinterested director/trustee who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each investment company in the Delaware Investments family for which he or she serves as a director or trustee for a period equal to the lesser of the number of years that such person served as a director or trustee or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to directors/trustees of each investment company at the time of such person's retirement. If an eligible director/trustee retired as of November 30, 1998 he or she would be entitled to annual payments totaling the amount noted above, in the aggregate, from all of the investment companies in the Delaware Investments family for which he or she served as director or trustee, based on the number of investment companies in the Delaware Investments family as of that date.
(2) Each independent director/trustee (other than John H. Durham) currently receives a total annual retainer fee of $38,500 for serving as a director or trustee for all 34 investment companies in Delaware Investments, plus $3,145 for each Board Meeting attended. John H. Durham currently receives a total annual retainer fee of $31,000 for serving as a director or trustee for 19 investment companies in Delaware Investments, plus $1,757.50 for each Board Meeting attended. Ann R. Leven, Walter P. Babich, Anthony D. Knerr and Thomas F. Madison serve on the Fund's audit committee; Ms. Leven is the chairperson. Members of the audit committee currently receive additional annual compensation of $5,000 from all investment companies, in the aggregate, with the exception of the chairperson, who receives $6,000.
(3) John H. Durham joined the Board of Directors of Global Funds, Inc. and 18 other investment companies in Delaware Investments on April 16, 1998.

GENERAL INFORMATION


         Delaware International is the investment manager of each Fund of Global Funds, Inc. and Delaware is the sub-adviser to Global Equity Fund. Delaware International, or its affiliate Delaware, also manages the other funds in the Delaware Group. Delaware, through a separate division, also manages private investment accounts. While investment decisions of each Fund are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for a Fund.

         Delaware International, or its affiliate Delaware also manages the investment options for Delaware Medallion(SM) III Variable Annuity. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers 15 different investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Investments mutual funds available outside the annuity. See Delaware Group Premium Fund, Inc., above.

         Access persons and advisory persons of the Delaware Investments family of funds, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to Delaware, Delaware International or their affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures: (1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance is received; (3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities;
(4) opening positions may only be closed-out at a profit after a 60-day holding period has elapsed; and (5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.

         The Distributor acts as national distributor for each of the Funds and for the other mutual funds in the Delaware Group. The Distributor ("DDLP") received net commissions from each Fund on behalf of Class A Shares, after reallowances to dealers, as follows:

                          International Equity Fund
                                   Class A Shares
                           Total
                         Amount of
     Fiscal               Under-               Amounts               Net
     Year                 writing             Reallowed          Commission
     Ended              Commissions          to Dealers          to DDLP/DDI
     -----              -----------          ----------          -----------

     11/30/98
     11/30/97            $637,741             $528,999            $108,742
     11/30/96             279,857              231,351              48,506


                            Global Bond Fund
                             Class A Shares
                           Total
                         Amount of
     Fiscal               Under-               Amounts               Net
     Year                 writing             Reallowed          Commission
     Ended              Commissions          to Dealers          to DDLP/DDI
     -----              -----------          ----------          -----------

     11/30/98
     11/30/97             $36,196              $28,643              $7,553
     11/30/96              22,383               18,968               3,415


                          Emerging Markets Fund
                             Class A Shares
                           Total
     Fiscal              Amount of             Amounts               Net
     Year              Underwriting           Reallowed          Commission
     Ended              Commissions          to Dealers        to Distributor
     -----              -----------          ----------        --------------

     11/30/98
     11/30/97            $281,015             $266,705             $14,310
     11/30/96(1)           21,927               18,174               3,753


(1)      Date of initial public offering was June 10, 1996.

                                    Global Equity Fund
                                       Class A Shares
                            Total
         Fiscal           Amount of             Amounts               Net
         Year           Underwriting           Reallowed          Commission
         Ended           Commissions          to Dealers        to Distributor
         -----           -----------          ----------        --------------


         11/30/98
         11/30/97
         11/30/96

         The Distributor received in the aggregate Limited CDSC payments with respect to Class A Shares of each Fund as follows:


                                              Limited CDSC Payments
      Fiscal     International   Global Bond  Emerging Markets    Global Equity
      Year         Equity Fund     Fund A          Fund A            Fund A
      Ended          A Class       Class          Class (1)          Class
      -----          -------       ------         ---------          ------

      11/30/98
      11/30/97        $-0-         $-0-            $-0-              $-0-
      11/30/96         ---          ---             ---


(1) Date of initial public offering of Emerging Markets Fund A Class was June 10, 1996.


         The Distributor received in the aggregate CDSC payments with respect to Class B Shares of each Fund as follows:

                                                  CDSC Payments
   Fiscal       International    Global Bond  Emerging Markets   Global Equity
   Year           Equity Fund      Fund B          Fund B           Fund B
   Ended            B Class        Class          Class (1)          Class
   -----            -------        ------         ---------          -----

   11/30/98
   11/30/97         $56,080        $3,667          $4,249            $-0-
   11/30/96           6,825           931             ---             N/A

(1) Date of initial public offering of Emerging Markets Fund A Class was June 10, 1996.


         The Distributor received in the aggregate CDSC payments with respect to Class C Shares of each Fund as follows:

                                                 CDSC Payments
     Fiscal      International    Global Bond   Emerging Markets  Global Equity
     Year          Equity Fund      Fund C          Fund C           Fund C
     Ended           C Class        Class          Class (1)          Class
     -----           -------        ------         ---------          -----

     11/30/98
     11/30/97         $5,271         $65              $678            $-0-
     11/30/96            127         ---               ---             N/A

(1) Date of initial public offering of Emerging Markets Fund A Class was June 10, 1996.

         The Transfer Agent, an affiliate of Delaware International and Delaware, acts as shareholder servicing, dividend disbursing and transfer agent for each Fund and for the other mutual funds in the Delaware Group. The Transfer Agent is paid a fee by each Fund for providing these services consisting of an annual per account charge of $5.50 for each Fund plus transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Directors, including a majority of the unaffiliated directors. The Transfer Agent also provides accounting services to each Fund. Those services include performing all functions related to calculating each Fund's net asset value and providing all financial reporting services, regulatory compliance testing and the related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Investments family for which it provides such accounting services. Such fee is equal to 0.25% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.20% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund, including each Fund, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.

         Delaware and its affiliates own the name "Delaware Group." Under certain circumstances, including the termination of Global Funds, Inc.'s advisory relationship with Delaware International and Delaware or its distribution relationship with the Distributor, Delaware and its affiliates could cause Global Funds, Inc. to delete the words "Delaware Group" from Global Funds, Inc.'s name.

         The Chase Manhattan Bank ("Chase"), 4 Chase Metrotech Center, Brooklyn, NY 11245, is custodian of each Fund's securities and cash. As custodian for the Fund, Chase maintains a separate account or accounts for each Fund; receives, holds and releases portfolio securities on account of each Fund; receives and disburses money on behalf of each Fund; and collects and receives income and other payments and distributions on account of each Fund's portfolio securities.


Capitalization


         Global Funds, Inc. has a present authorized capitalization of one billion shares of capital stock with a $0.01 par value per share. Each Fund currently offers four classes of shares. The Board of Directors has allocated fifty million shares to each of the Fund's Class A Shares and Institutional Class, and has allocated twenty-five million shares to each of the Fund's Class B Shares and Class C Shares.

         While shares of Global Funds, Inc. have equal voting rights, except as noted below, on matters affecting the Funds, each Fund would vote separately on any matter it is directly affected by, such as any change in its fundamental investment policies and as otherwise prescribed by the 1940 Act. Shares of each Fund have a priority in that Fund's assets, and in gains on and income from the portfolio of that Fund. All shares have no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable.

         Each Class of each Fund represents a proportionate interest in the assets of such Fund and has the same voting and other rights and preferences as the other classes of that Fund, except that shares of a Fund's Institutional Class may not vote on any matter affecting the Fund Classes' Plans under Rule 12b-1. Similarly, as a general matter, shareholders of Class A Shares, Class B Shares and Class C Shares of a Fund may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares of a Fund may vote on any proposal to increase materially the fees to be paid by a Fund under the 12b-1 Plan relating to its Class A Shares. General expenses of a Fund will be allocated on a pro-rata basis to the respective classes according to asset size, except that expenses of the 12b-1 Plans of each Fund's Class A Shares, Class B Shares and Class C Shares will be allocated solely to those Classes.

         The Registration Statements of the Funds and Classes of Global Funds, Inc. became effective on the following dates:

     International Equity Fund                                October 30, 1991
              International Equity Fund A Class               October 30, 1991
              International Equity Fund B Class               September 6, 1994
              International Equity Fund C Class               November 29, 1995
              International Equity Fund Institutional Class   November 9, 1992


     Global Bond Fund                                         October 30, 1991
              Global Bond Fund A Class                        October 30, 1991
              Global Bond Fund B Class                        December 27, 1994
              Global Bond Fund C Class                        November 29, 1995
              Global Bond Fund Institutional Class            November 9, 1992

     Emerging Markets Fund
              Emerging Markets Fund A Class                   May 1, 1996
              Emerging Markets Fund B Class                   May 1, 1996
              Emerging Markets Fund C Class                   May 1, 1996
              Emerging Markets Fund Institutional Class       May 1, 1996

     Global Equity Fund                                       October 30, 1991
              Global Equity Fund A Class                      October 30, 1991
              Global Equity Fund B Class                      December 27, 1994
              Global Equity Fund C Class                      November 29, 1995
              Global Equity Fund Institutional Class          November 9, 1992

         Prior to September 6, 1994, International Equity Fund A Class was known as International Equity Fund class and International Equity Fund Institutional Class was known as International Equity Fund (Institutional) class. Prior to July 21, 1998, the Global Equity Fund and its respective classes were known as Global Assets Fund.

         All shares have noncumulative voting rights which means that the holders of more than 50% of Global Funds, Inc.'s shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Maryland law, Global Funds, Inc. is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act. Shareholders of 10% or more of Global Funds, Inc.'s outstanding shares may request that a special meeting be called to consider the removal of a director.

FINANCIAL STATEMENTS

         Ernst & Young LLP serves as the independent auditors for Delaware Group Global & International Funds, Inc. and, in its capacity as such, audits the annual financial statements of the Funds. International Equity Fund's, Global Bond Fund's, Emerging Markets Fund's and Global Equity Fund's Statements of Net Assets, Statements of Operations, Statements of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the reports of Ernst & Young LLP, independent auditors, for the fiscal year ended November 30, 1998 are included in Delaware Group Global & International Funds, Inc.'s Annual Reports to shareholders. The financial statements and financial highlights, the notes relating thereto and the reports of Ernst & Young LLP listed above are incorporated by reference from the Annual Reports into this Part B.

APPENDIX A--INVESTMENT OBJECTIVES OF THE OTHER FUNDS IN THE DELAWARE INVESTMENTS FAMILY

         Following is a summary of the investment objectives of the funds in the Delaware Investments family:

         Delaware Balanced Fund seeks long-term growth by a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. Devon Fund seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks the Manager believes have the potential for above average dividend increases over time.


         Trend Fund seeks long-term growth by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential.

         Small Cap Value Fund seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.

         DelCap Fund seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth.


         Decatur Equity Income Fund seeks the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal. Growth and Income Fund seeks long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal. Blue Chip Fund seeks to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing primarily in equity securities and any securities that are convertible into equity securities. Social Awareness Fund seeks to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy.

         Delchester Fund seeks as high a current income as possible by investing principally in high yield, high risk corporate bonds, and also in U.S. government securities and commercial paper. Strategic Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities. High-Yield Opportunities Fund seeks to provide investors with total return and, as a secondary objective, high current income. Corporate Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds. Extended Duration Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds

         U.S. Government Fund seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         Limited-Term Government Fund seeks high, stable income by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities.


         Delaware Cash Reserve seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

         REIT Fund seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry.


         Tax-Free Money Fund seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.

         Tax-Free USA Fund seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. Tax-Free Insured Fund invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. Tax-Free USA Intermediate Fund seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

         Tax-Free Pennsylvania Fund seeks a high level of current interest income exempt from federal and, to the extent possible, certain Pennsylvania state and local taxes, consistent with the preservation of capital. Tax-Free New Jersey Fund seeks a high level of current interest income exempt from federal income tax and New Jersey state and local taxes, consistent with preservation of capital. Tax-Free Ohio Fund seeks a high level of current interest income exempt from federal income tax and Ohio state and local taxes, consistent with preservation of capital.

         Foundation Funds are "fund of funds" which invest in other funds in the Delaware Investments family (referred to as "Underlying Funds"). Foundation Funds Income Portfolio seeks a combination of current income and preservation of capital with capital appreciation by investing primarily in a mix of fixed income and domestic equity securities, including fixed income and domestic equity Underlying Funds. Foundation Funds Balanced Portfolio seeks capital appreciation with current income as a secondary objective by investing primarily in domestic equity and fixed income securities, including domestic equity and fixed income Underlying Funds. Foundation Funds Growth Portfolio seeks long-term capital growth by investing primarily in equity securities, including equity Underlying Funds, and, to a lesser extent, in fixed income securities, including fixed-income Underlying Funds.

         International Equity Fund seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. Global Bond Fund seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Global Equity Fund seeks to achieve long-term total return by investing in global securities that provide the potential for capital appreciation and income. Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries.


           U.S. Growth Fund seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. Overseas Equity Fund seeks to maximize total return (capital appreciation and income), principally through investments in an internationally diversified portfolio of equity securities. New Pacific Fund seeks long-term capital appreciation by investing primarily in companies which are domiciled in or have their principal business activities in the Pacific Basin.

         Delaware Group Premium Fund, Inc. offers the following funds available exclusively as funding vehicles for certain insurance company separate accounts. Decatur Total Return Series seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. Delchester Series seeks as high a current income as possible by investing in rated and unrated corporate bonds, U.S. government securities and commercial paper. Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. Cash Reserve Series seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. DelCap Series seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. Delaware Series seeks a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. International Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers that provide the potential for capital appreciation and income. Small Cap Value Series seeks capital appreciation by investing primarily in small-cap common stocks whose market values appear low relative to their underlying value or future earnings and growth potential. Emphasis will also be placed on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market. Trend Series seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the market place and to have fundamental characteristics to support growth. Income is not an objective. Global Bond Series seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Strategic Income Series seeks high current income and total return by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities markets: high-yield, higher risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. Devon Series seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks that the investment manager believes have the potential for above-average dividend increases over time. Emerging Markets Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries. Convertible Securities Series seeks a high level of total return on its assets through a combination of capital appreciation and current income by investing primarily in convertible securities. Social Awareness Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of medium to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy. REIT Series seeks to achieve maximum long-term total return, with capital appreciation as a secondary objective, by investing in securities of companies primarily engaged in the real estate industry.


         Delaware-Voyageur US Government Securities Fund seeks to provide a high level of current income consistent with the prudent investment risk by investing in U.S. Treasury bills, notes, bonds, and other obligations issued or unconditionally guaranteed by the full faith and credit of the U.S. Treasury, and repurchase agreements fully secured by such obligations.

         Delaware-Voyageur Tax-Free Arizona Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware-Voyageur Minnesota Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

         Delaware-Voyageur Tax-Free Minnesota Intermediate Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with preservation of capital. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.
         Delaware-Voyageur Tax-Free California Insured Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Florida Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware-Voyageur Tax-Free Florida Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware-Voyageur Tax-Free Kansas Fund seeks to provide a high level of current income exempt from federal income tax, the Kansas personal income tax and the Kansas intangible personal property tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Missouri Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Missouri personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free New Mexico Fund seeks to provide a high level of current income exempt from federal income tax and the New Mexico personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Oregon Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Oregon personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Utah Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Washington Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.


         Delaware-Voyageur Tax-Free Arizona Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free California Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Iowa Fund seeks to provide a high level of current income exempt from federal income tax and the Iowa personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Idaho Fund seeks to provide a high level of current income exempt from federal income tax and the Idaho personal income tax, consistent with the preservation of capital. Delaware-Voyageur Minnesota High Yield Municipal Bond Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax primarily through investment in medium and lower grade municipal obligations. National High Yield Municipal Fund seeks to provide a high level of income exempt from federal income tax, primarily through investment in medium and lower grade municipal obligations. Delaware-Voyageur Tax-Free New York Fund seeks to provide a high level of current income exempt from federal income tax and the personal income tax of the state of New York and the city of New York, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Wisconsin Fund seeks to provide a high level of current income exempt from federal income tax and the Wisconsin personal income tax, consistent with the preservation of capital.

         Delaware-Voyageur Tax-Free Colorado Fund seeks to provide a high level of current income exempt from federal income tax and the Colorado personal income tax, consistent with the preservation of capital.

         Aggressive Growth Fund seeks long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities believed to have the potential for high earnings growth. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Fund's investments. Growth Stock Fund has an objective of long-term capital appreciation. The Fund seeks to achieve its objective from equity securities diversified among individual companies and industries. Tax-Efficient Equity Fund seeks to obtain for taxable investors a high total return on an after-tax basis. The Fund will attempt to achieve this objective by seeking to provide a high long-term after-tax total return through managing its portfolio in a manner that will defer the realization of accrued capital gains and minimize dividend income.

         Delaware-Voyageur Tax-Free Minnesota Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free North Dakota Fund seeks to provide a high level of current income exempt from federal income tax and the North Dakota personal income tax, consistent with the preservation of capital.

         For more complete information about any of the funds in the Delaware Investments family, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.

         Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus(es).

                                     PART C

                                Other Information


Item 23.       Exhibits

               (a)      Articles of Incorporation.

                              (1) Articles of Incorporation, as amended and supplemented through April 30, 1996, incorporated into this filing by reference to Post-Effective Amendment No. 10 filed November 27, 1995.

                              (2) Executed Articles Supplementary (November 28, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 11 filed January 31, 1996.

                              (3)    Executed Articles Supplementary (April 30,
                                     1996) incorporated into this filing by
                                     reference to Post-Effective Amendment No.
                                     13 filed May 16, 1996.

                              (4)    Executed Articles Supplementary (July 21,
                                     1997) incorporated into this filing by
                                     reference to Post-Effective Amendment No.
                                     18 filed February 4, 1998.

                              (5)    Form of Articles Supplementary (July 21,
                                     1997) incorporated into this filing by
                                     reference to Post-Effective Amendment No.
                                     18 filed February 4, 1998.

                              (6)    Articles Supplementary to (December 18,
                                     1998) attached as Exhibit.

                        (b) By-Laws. By-Laws, as amended through June 30, 1995, incorporated into this filing by reference to Post-Effective Amendment No. 9 filed June 30, 1995.

                        (c)   Instruments Defining the Rights of Security
                              Holders.

                              (1)   Articles of Incorporation, Articles of
                                    Amendment and Articles Supplementary.

                                    (i)     Article Fifth and Article Ninth of
                                            the Articles of Incorporation (May
                                            30, 1991), Article Second of
                                            Articles Supplementary (May 22, 1992
                                            and September 6, 1994), Article
                                            Second of Certificate of Correction
                                            to Articles Supplementary (December
                                            28, 1994) incorporated into this
                                            filing by reference to
                                            Post-Effective Amendment No. 10
                                            filed November 27, 1995.

                                    (ii)    Article Third, Article Fourth and
                                            Article Fifth of Articles
                                            Supplementary (November 28, 1995)
                                            incorporated into this filing by
                                            reference to Post-Effective
                                            Amendment No. 11 filed January 31,
                                            1996.

PART C - Other Information
(Continued)

                                    (iii)   Article Fourth of Articles
                                            Supplementary (April 30, 1996)
                                            incorporated into this filing by
                                            reference to Post-Effective
                                            Amendment No. 13 filed May 16, 1996.

                                    (iv)    Article Fifth of Articles
                                            Supplementary (July 21, 1997)
                                            incorporated into this filing by
                                            reference to Post-Effective
                                            Amendment No. 18 filed February 4,
                                            1998.

                                    (v      Article Fourth of Articles
                                            Supplementary (December 18, 1998)
                                            attached as EX-99.A6.

                              (2) By-Laws. Article II and Article III, as amended, and Article XIV incorporated into this filing by reference to Post-Effective Amendment No. 9 filed June 30, 1995.

                        (d)   Investment Management Agreements.

                               (1)   Investment Management Agreement (April 3,
                                     1995) between Delaware International
                                     Advisers Ltd. and the Registrant on behalf of the International Equity Series incorporated into this filing by reference to Post-Effective Amendment No. 9 filed June 30, 1995.

                               (2)   Investment Management Agreement (April 3,
                                     1995) between Delaware International
                                     Advisers Ltd. and the Registrant on behalf of the Global Assets Series (now named Global Equity Series) incorporated into this filing by reference to Post-Effective Amendment No. 9 filed June 30, 1995.

                               (3)   Investment Management Agreement (April 3,
                                     1995) between Delaware International
                                     Advisers Ltd. and the Registrant on behalf of the Global Bond Series incorporated into this filing by reference to Post-Effective Amendment No. 9 filed June 30, 1995.

                               (4)   Sub-Advisory Agreement (April 3, 1995)
                                     between Delaware International Advisers
                                     Ltd. and Delaware Management Company, Inc.
                                     on behalf of the Global Bond Series
                                     incorporated into this filing by reference to Post-Effective Amendment No. 9 filed June 30, 1995.

                               (5)   Investment Management Agreement (May 1,
                                     1996) between Delaware International
                                     Advisers Ltd. and the Registrant on behalf of the Emerging Markets Series incorporated into this filing by reference to Post-Effective Amendment No. 13 filed May 16, 1996.

                               (6) Executed Investment Management Agreement (July 21, 1997) between Delaware International Advisers Ltd. and the Registrant on behalf of the International Small Cap Series incorporated into this filing by reference to Post-Effective Amendment No. 18 filed February 4, 1998.

                               (7)   Investment Management Agreement (1997)
                                     between Delaware International Advisers
                                     Ltd. and the Registrant on behalf of the Global Equity Series (now named Global Opportunities Series) to be filed by Amendment.

                               (8)   Sub-Advisory Agreement (1997) between
                                     Delaware International Advisers Ltd. and
                                     Delaware Management Company, Inc. on behalf of the Global Equity Series (now named Global Opportunities Series) to be filed by Amendment.

                               (9)   Form of Investment Management Agreement
                                     (1998) between Delaware International
                                     Advisers Ltd. and Delaware Management
                                     Company on behalf of New Europe Series and Latin America Series incorporated into this filing by reference to Post-Effective Amendment No. 19 filed October 2, 1998.

                        (e) (1) Distribution Agreements.

                                     (i)     Form of Distribution Agreement
                                             (April 3, 1995) incorporated into
                                             this filing by reference to
                                             Post-Effective Amendment No. 10
                                             filed November 27, 1995.

                                     (ii)    Form of Amendment No. 1 to
                                             Distribution Agreement (November
                                             29, 1995) incorporated into this
                                             filing by reference to
                                             Post-Effective Amendment No. 10
                                             filed November 27, 1995.

                                     (iii)   Executed Distribution Agreement
                                             (May 1, 1996) between Delaware
                                             Distributors, L.P. and the
                                             Registrant on behalf of the
                                             Emerging Markets Series
                                             incorporated into this filing by
                                             reference to Post-Effective
                                             Amendment No. 13 filed May 16,
                                             1996.

                                     (iv)    Form of Distribution Agreement
                                             (1997) (Module) between Delaware
                                             Distributors, L.P. and the
                                             Registrant on behalf of the Global
                                             Equity Series (now named Global
                                             Opportunities Series) incorporated
                                             into this filing by reference to
                                             Post-Effective Amendment No. 16
                                             filed April 28, 1997.

                                     (v)     Executed Distribution Agreement
                                             (July 21, 1997) between Delaware
                                             Distributors, L.P. and the
                                             Registrant on behalf of
                                             International Small Cap Series
                                             incorporated into this filing by
                                             reference to Post-Effective
                                             Amendment No. 18 filed February 4,
                                             1998.

                                     (vi)    Form of Distribution Agreement
                                             (1998) between Delaware
                                             Distributors, L.P. and the
                                             Registrant on behalf of New Europe
                                             Series and Latin America Series
                                             incorporated into this filing by
                                             reference to Post-Effective
                                             Amendment No. 19 filed October 2,
                                             1998.

                              (2) Administration and Service Agreement. Form of Administration and Service Agreement (Module) (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No.
                                     10 filed November 27, 1995.

                              (3)    Dealer's Agreements.

                                     (i)     Dealer's Agreement (Module) with
                                             Delaware Distributors, Inc. (as
                                             amended November 1995) incorporated
                                             into this filing by reference to
                                             Post-Effective Amendment No. 10
                                             filed November 27, 1995.

                              (4) Mutual Fund Agreement for the Delaware Group of Funds (Module) (November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 11 filed January 31, 1996.

                        (f)   Bonus, Profit Sharing, Pension Contracts.

                              (1) Amended and Restated Profit Sharing Plan (November 17, 1994) incorporated into this filing by reference to Post-Effective Amendment No. 9 filed June 30, 1995.

                               (2) Amendment to Profit Sharing Plan (December 21, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 11 filed January 31, 1996.

                        (g)   Custodian Agreements.

                              (1)    Executed Custodian Agreement (Module)
                                     between The Chase Manhattan Bank and the
                                     Registrant on behalf of each Series (May 1, 1996) incorporated into this filing by reference to Post-Effective Amendment No. 14 filed November 27, 1996.

                                     (i)    Amendment (November 1997) to
                                            Custodian Agreement between The
                                            Chase Manhattan Bank and the
                                            Registrant on behalf of each Series
                                            incorporated into this filing by
                                            reference to Post-Effective
                                            Amendment No. 18 filed February 4,
                                            1998.

                                     (ii)   Form of Letter (December 1998) to
                                            add Latin America Series and New
                                            Europe Series to the Custodian
                                            Agreement between The Chase
                                            Manhattan Bank and the Registrant
                                            incorporated into this filing by
                                            reference to Post-Effective
                                            Amendment No. 19 filed October 2,
                                            1998.

                               (2) Form of Securities Lending Agreement (1996) between The Chase Manhattan Bank and the Registrant on behalf of each Series incorporated into this filing by reference to Post-Effective Amendment No. 13 filed May 16, 1996.

                        (h)   Other Material Contracts.

                               (1) Shareholders Services Agreement (October 25, 1991) between Delaware Service Company, Inc. and the Registrant on behalf of the International Equity Series incorporated into this filing by reference to Post-Effective Amendment No. 14 filed November 27, 1996.

                               (2) Shareholders Services Agreement (October 25, 1991) between Delaware Service Company, Inc. and the Registrant on behalf of the Global Assets Series (formerly Global Total Return Series and now named Global Equity Series) incorporated into this filing by reference to Post-Effective Amendment No. 14 filed November 27, 1996.

                               (3) Shareholders Services Agreement (October 25, 1991) between Delaware Service Company, Inc. and the Registrant on behalf of the Global Bond Series (formerly Global Income Series) incorporated into this filing by reference to Post-Effective Amendment No. 14 filed November 27, 1996.

                               (4)   Shareholders Services Agreement (May 1,
                                     1996) between Delaware Service Company,
                                     Inc. and the Registrant on behalf of the Emerging Markets Series incorporated into this filing by reference to Post-Effective Amendment No. 13 filed May 16, 1996.

                               (5) Form of Amended and Restated Shareholders Services Agreement (1997) (Module) between Delaware Service Company, Inc. and the Registrant on behalf of each Series incorporated into this filing by reference to Post-Effective Amendment No. 16 filed April 28, 1997.

                               (6) Form of Amended and Restated Shareholders Services Agreement (December 1998) between Delaware Service Company, Inc. and the Registrant on behalf of each Series incorporated into this filing by reference to Post-Effective Amendment No. 19 filed October 2, 1998.

                               (7)   Executed Delaware Group of Funds Fund
                                     Accounting Agreement between Delaware
                                     Service Company, Inc. and the Registrant
                                     (August 19, 1996) incorporated into this filing by reference to Post-Effective Amendment No. 14 filed November 27, 1996.

                                     (i)     Executed Amendment No. 10 (August
                                             31, 1998) to Delaware Group of
                                             Funds Fund Accounting Agreement
                                             attached as Exhibit.

                                     (ii)    Executed Amendment No. 11
                                             (September 14, 1998) to Delaware
                                             Group of Funds Fund Accounting
                                             Agreement attached as Exhibit.

                                     (iii)   Executed Amendment No.12 (September
                                             14, 1998) to Delaware Group of
                                             Funds Fund Accounting Agreement
                                             attached as Exhibit.

                                     (iv)    Executed Amendment No. 13 (December
                                             18, 1998) to Delaware Group of
                                             Funds Fund Accounting Agreement
                                             attached as Exhibit.

                        (i)          Opinion of Counsel.  Attached as Exhibit.

                        (j)          Consent of Auditors. To be filed by
                                     Amendment.

                        (k)          Inapplicable.

                        (l)          Undertaking of Initial Shareholder.
                                     Incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed August 22, 1991.

                        (m)          Plans under Rule 12b-1.

                                     (1)    Form of Plan under Rule 12b-1 for
                                            Class A of the International Equity,
                                            Global Bond and Global Assets Series
                                            (now named Global Equity Series)
                                            (November 1995) incorporated into
                                            this filing by reference to
                                            Post-Effective Amendment No. 10
                                            filed November 27, 1995.

                                     (2)    Form of Plan under Rule 12b-1 for
                                            Class B of the International Equity,
                                            Global Bond and Global Assets Series
                                            (now named Global Equity Series)
                                            (November 1995) incorporated into
                                            this filing by reference to
                                            Post-Effective Amendment No. 10
                                            filed November 27, 1995.

                                     (3)    Form of Plan under Rule 12b-1 for
                                            Class C of the International Equity,
                                            Global Bond and Global Assets Series
                                            (now named Global Equity Series)
                                            (November 1995) incorporated into
                                            this filing by reference to
                                            Post-Effective Amendment No. 10
                                            filed November 27, 1995.

                                     (4)    Executed Plan under Rule 12b-1 (May
                                            1, 1996) for Class A Shares of the
                                            Emerging Markets Series incorporated
                                            into this filing by reference to
                                            Post-Effective Amendment No. 13
                                            filed May 16, 1996.

                                     (5)    Executed Plan under Rule 12b-1 (May
                                            1, 1996) for Class B Shares of the
                                            Emerging Markets Series incorporated
                                            into this filing by reference to
                                            Post-Effective Amendment No. 13
                                            filed May 16, 1996.

                                     (6)    Executed Plan under Rule 12b-1 (May
                                            1, 1996) for Class C Shares of the
                                            Emerging Markets Series incorporated
                                            into this filing by reference to
                                            Post-Effective Amendment No. 13
                                            filed May 16, 1996.

                                     (7)    Form of Plan under Rule 12b-1 for
                                            Global Equity Series Class A (1997)
                                            (Module) incorporated into this
                                            filing by reference to
                                            Post-Effective Amendment No. 16
                                            filed April 28, 1997.

                                     (8)    Form of Plan under Rule 12b-1 for
                                            Global Equity Series Class B (1997)
                                            (Module) incorporated into this
                                            filing by reference to
                                            Post-Effective Amendment No. 16
                                            filed April 28, 1997.

                                     (9)    Form of Plan under Rule 12b-1 for
                                            and Global Equity Series Class C
                                            (1997) (Module) incorporated into
                                            this filing by reference to
                                            Post-Effective Amendment No. 16
                                            filed April 28, 1997.

                                     (10)   Form of Plan under Rule 12b-1 for
                                            International Small Cap Series Class
                                            A (July 1997) incorporated into this
                                            filing by reference to
                                            Post-Effective Amendment No. 18
                                            filed February 4, 1998.

                                     (11)   Form of Plan under Rule 12b-1 for
                                            International Small Cap Series Class
                                            B (July 1997) incorporated into this
                                            filing by reference to
                                            Post-Effective Amendment No. 18
                                            filed February 4, 1998.

                                     (12)   Form of Plan under Rule 12b-1 for
                                            International Small Cap Series Class
                                            C (July 1997) incorporated into this
                                            filing by reference to
                                            Post-Effective Amendment No. 18
                                            filed February 4, 1998.

                                     (13)   Form of Plan under Rule 12b-1 for
                                            Class A (December 1998) on behalf of
                                            Latin America Series and New Europe
                                            Series incorporated into this filing
                                            by reference to Post-Effective
                                            Amendment No. 19 filed October 2,
                                            1998.

                                     (14)   Form of Plan under Rule 12b-1 for
                                            Class B (December 1998) on behalf of
                                            Latin America Series and New Europe
                                            Series incorporated into this filing
                                            by reference to Post-Effective
                                            Amendment No. 19 filed October 2,
                                            1998.

                                     (15)   Form of Plan under Rule 12b-1 for
                                            Class C (December 1998) on behalf of
                                            Latin America Series and New Europe
                                            Series attached incorporated into
                                            this filing by reference to
                                            Post-Effective Amendment No. 19
                                            filed October 2, 1998.

                        (n)          Financial Data Schedules. To be filed by
                                     Amendment.

                        (o)          Plan under Rule 18f-3.

                                     (1)    Plan under Rule 18f-3 (September
                                            18, 1997) incorporated into this
                                            filing by reference to
                                            Post-Effective Amendment No. 19
                                            filed October 2, 1998.

                                            (i)   Amended Appendix A (December
                                                  18, 1997) to Plan under
                                                  Rule 18f-3 incorporated into
                                                  this filing by reference to
                                                  Post-Effective Amendment No.
                                                  18 filed February 4, 1998.

                                            (ii)  Amended Appendix A (1998) to
                                                  Plan under Rule 18f-3
                                                  incorporated into this filing
                                                  by reference to Post-Effective
                                                  Amendment No. 19 filed October
                                                  2, 1998.

                        (p)          Other: Directors' Power of Attorney.
                                     Incorporated into this filing by reference to Post-Effective Amendment No. 19 filed October 2, 1998.

Item 24.       Persons Controlled by or under Common Control with Registrant.
               None

Item 25. Indemnification. Incorporated into this filing by reference to initial Registration Statement filed June 4, 1991 and Article XIV of the By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 9 filed June 30, 1995.

Item 26.       Business and Other Connections of Investment Adviser.

                Delaware International Advisers Ltd. ("Delaware International") serves as investment manager to International Equity Series, Global Bond Series, Global Equity Series, Emerging Markets Series, International Small Cap Series, Global Opportunities Series, Latin America Series and New Europe Series of the Registrant, and also serves as investment manager or sub-investment adviser to certain of the other funds in the Delaware Investments family (Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Income Funds, Inc., Delaware Pooled Trust, Inc. and Delaware Group Premium Fund, Inc.) and institutional accounts.

                Information regarding the officers and directors of Delaware International and the positions they have held with the Registrant during the past two fiscal years is provided below.


Name and Principal                  Positions and Offices with Delaware International Advisers Ltd.
Business Address                    and its Affiliates and Other Positions and Offices Held
----------------                    -------------------------------------------------------
*Jeffrey J. Nick1                   Chairman of the Board, Chief Executive Officer and Director
                                    of Delaware International Holdings Ltd., Delaware
                                    International Advisers Ltd., Delaware Management Company,
                                    Inc. and Delaware Distributors, Inc.; Chairman of the Board,
                                    President, Chief Executive Officer and Director and/or
                                    Trustee of the Registrant and each of the other investment companies in the Delaware Investments family, Delaware
                                    Management Business Trust, Delvoy, Inc., DMH Corp. and
                                    Founders Holdings, Inc.; Chairman of the Board and Chief
                                    Executive Officer of Delaware Management Company (a series of Delaware Management Business Trust); Chairman of the
                                    Board and Director of Delaware Capital Management, Inc.;
                                    Chairman of Delaware Investment Advisers (a series of
                                    Delaware Management Business Trust) and Delaware
                                    Distributors, L.P.; President, Chief Executive Officer and
                                    Director of Lincoln National Investment Companies, Inc.;
                                    President and Chief Executive Officer of Delaware Management
                                    Holdings, Inc.; Director of Delaware Service Company, Inc.
                                    and Retirement Financial Services, Inc.



 1 MANAGING DIRECTOR, Lincoln National UK plc prior to 1996.
 * Business address of each is 1818 Market Street, Philadelphia, PA 19103.
** Business address of each is Third Floor, 80 Cheapside, London, England EC2V 6EE.



Name and Principal                  Positions and Offices with Delaware International Advisers Ltd.
Business Address                    and its Affiliates and Other Positions and Offices Held
----------------                    -------------------------------------------------------

**David G. Tilles                   Managing Director, Chief Investment Officer and Director of
                                    Delaware International Advisers Ltd. and Executive Vice
                                    President, Chief Investment Officer and Director of Delaware
                                    International Holdings, Ltd.

**G. Roger H. Kitson                Vice Chairman and Director of Delaware International Advisers Ltd.

**Ian G. Sims                       Deputy Managing Director/Chief Investment Officer/Global Fixed Income
                                    and Director of Delaware International Advisers Ltd.

**John Emberson                     Secretary, Compliance Officer, Finance Director and Director of Delaware
                                    International Advisers Ltd.

**Nigel G. May                      Senior Portfolio Manager/Head of Pacific Basin Group and Director of Delaware
                                    International  Advisers Ltd.

**Elizabeth A. Desmond              Senior Portfolio Manager/Head of European Group and Director of Delaware
                                    International Advisers Ltd.




 * Business address of each is 1818 Market Street, Philadelphia, PA 19103.
** Business address of each is Third Floor, 80 Cheapside, London, England EC2V 6EE.



Name and Principal                  Positions and Offices with Delaware International Advisers Ltd.
Business Address                    and its Affiliates and Other Positions and Offices Held
----------------                    -------------------------------------------------------


*David K. Downes                    Director of Delaware International Advisers Ltd.; Executive Vice
                                    President, Chief Operating Officer, Chief Financial Officer and Director
                                    of DMH Corp, Delaware Distributors, Inc., Founders Holdings, Inc.,
                                    Delaware Capital Management, Inc. and Delvoy, Inc.; Executive Vice
                                    President, Chief Financial Officer and Trustee of Delaware Management
                                    Business Trust; Executive Vice President, Chief Operating Officer and
                                    Chief Financial Officer of the Registrant and each of the other funds in the Delaware Investments family, Delaware Management Holdings, Inc.,
                                    Founders CBO Corporation, Delaware Investment Advisers (a series of
                                    Delaware Management Business Trust) and Delaware Distributors, L.P.;
                                    Chairman, President, Chief Executive Officer, Chief Financial Officer and
                                    Director of Delaware Service Company, Inc.; President, Chief Operating
                                    Officer, Chief Financial Officer and Director of Delaware International
                                    Holdings Ltd.; Chairman and Director of Retirement Financial Services,
                                    Inc. and Delaware Management Trust Company; President and Director of
                                    Delaware Management Company, Inc. and Delaware Management Company (a
                                    series of Delaware Management Business Trust)

                                    Chief Executive Officer and Director of Forewarn, Inc. since 1993, 8
                                    Clayton Place, Newtown Square, PA

*Richard G. Unruh, Jr.              Chief Executive Officer, Chief Investment Officer, Equity of Delaware
                                    Investment Advisers (a series of Delaware Management Business Trust);
                                    Executive Vice President/Chief Investment Officer, Equity of Delaware
                                    Management Company, Inc., the Registrant, each of the other investment companies in the Delaware Investments family, Delaware Management
                                    Holdings, Inc., Delaware Capital Management, Inc. and Delaware Management
                                    Company (a series of Delaware Management Business Trust); Executive Vice
                                    President and Trustee of Delaware Management Business Trust; Director of
                                    Delaware International Advisers Ltd.

                                    Board of Directors, Chairman of Finance Committee, Keystone Insurance
                                    Company since 1989, 2040 Market Street, Philadelphia, PA; Board of
                                    Directors, Chairman of Finance Committee, AAA Mid Atlantic, Inc. since
                                    1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Metron,
                                    Inc. since 1995, 11911 Freedom Drive, Reston, VA




* Business address of each is 1818 Market Street, Philadelphia, PA 19103.
** Business address of each is Third Floor, 80 Cheapside, London, England EC2V 6EE.


Name and Principal                  Positions and Offices with Delaware International Advisers Ltd.
Business Address                    and its Affiliates and Other Positions and Offices Held
----------------                    -------------------------------------------------------

*Richard J. Flannery                Executive Vice President and General Counsel of Delaware Management
                                    Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware
                                    Distributors, Inc., Delaware Distributors, L.P., Delaware Management Trust
                                    Company, Delaware Capital Management, Inc., Delaware Service Company,
                                    Inc., Delaware Management Company (a series of Delaware Management
                                    Business Trust), Delaware Investment Advisers (a series of Delaware
                                    Management Business Trust); Founders CBO Corporation and Retirement
                                    Financial Services, Inc.; Executive Vice President/Corporate and
                                    International Affairs of the Registrant and each of the other funds in the
                                    Delaware Investments family; Executive Vice President/General Counsel and
                                    Director of Delaware International Holdings Ltd.; Founders Holdings, Inc.
                                    and Delvoy, Inc.; and Director of Delaware International Advisers Ltd.

                                    Director, HYPPCO Finance Company Ltd.

                                    Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd.,
                                    Elverton, PA; Director and Member of Executive Committee of Stonewall
                                    Links, Inc. since 1991, Bulltown Rd., Elverton, PA

*John C. E. Campbell                Director of Delaware International Advisers Ltd.;  Executive Vice President
                                    of Delaware Investment Advisers

*George M. Chamberlain, Jr.         Senior Vice President, Secretary and General Counsel of the Registrant and
                                    each of the other funds in the Delaware Investments family; Senior Vice
                                    President and Secretary of Delaware Distributors, L.P., Delaware
                                    Management Company (a series of Delaware Management Business Trust),
                                    Delaware Investment Advisers (a series of Delaware Management Business
                                    Trust) and Delaware Management Holdings, Inc.; Senior Vice President,
                                    Secretary and Director/Trustee of Delaware Management Company, Inc., DMH
                                    Corp., Delaware Distributors, Inc., Delaware Service Company, Inc.,
                                    Founders Holdings, Inc., Delaware Capital Management, Inc., Retirement
                                    Financial Services, Inc., Delvoy, Inc. and Delaware Management Business
                                    Trust; Senior Vice President and Director of Delaware International
                                    Holdings Ltd.; Executive Vice President, Secretary and Director of
                                    Delaware Management Trust Company; Director of Delaware International
                                    Advisers Ltd.



* Business address of each is 1818 Market Street, Philadelphia, PA 19103.
** Business address of each is Third Floor, 80 Cheapside, London, England EC2V 6EE.)



Name and Principal                  Positions and Offices with the Manager and its
Business Address *                  Affiliates and Other Positions and Offices Held
------------------                  -----------------------------------------------


**Clive A. Gillmore                 Senior Portfolio Manager, Director U.S. Mutual Fund Liaison and Director
                                    of Delaware International Advisers Ltd.

**Hamish O. Parker                  Senior Portfolio Manager, Director U.S. Marketing Liaison and Director of
                                    Delaware International  Advisers Ltd.

**Gavin A. Hall                     Senior Portfolio Manager of Delaware International Advisers Ltd.

**Robert Akester                    Senior Portfolio Manager of Delaware International Advisers Ltd.

**Hywel Morgan                      Senior Portfolio Manager of Delaware International Advisers Ltd.

**Fiona A. Barwick                  Senior Portfolio Manager of Delaware International Advisers Ltd.







* Business address of each is 1818 Market Street, Philadelphia, PA 19103.
** Business address of each is Third Floor, 80 Cheapside, London, England EC2V 6EE.


          Delaware Management Company, an affiliate of Delaware International and a series of Delaware Management Business Trust, serves as investment manager to a portion of the portfolio of the Global Equity Series and Global Opportunities Series and as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Inc., Delaware Group Equity Funds III, Inc., Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Government Fund, Inc., Delaware Group Income Funds, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Inc., Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Inc., Delaware Group Premium Fund, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Inc., Voyageur Intermediate Tax-Free Funds, Inc., Voyageur Tax-Free Funds, Inc., Voyageur Funds, Inc., Voyageur Insured Funds, Inc., Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Inc., Voyageur Mutual Funds II, Inc., Voyageur Mutual Funds III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.). In addition, certain officers of the Manager also serve as directors/trustees of the other funds in the Delaware Investments family, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's indirect parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 27 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

          The following persons serving as officers of the Manager have held the following positions during the past two years:

Name and Principal                  Positions and Offices with the Manager and its
Business Address *                  Affiliates and Other Positions and Offices Held
------------------                  -----------------------------------------------

Jeffrey J. Nick1                    Chairman of the Board, President, Chief Executive Officer and Director
                                    and/or Trustee of the Registrant and each of the other investment companies in the Delaware Investments family, Delaware Management Business
                                    Trust, Delvoy, Inc., DMH Corp. and Founders Holdings, Inc.; Chairman of
                                    the Board, Chief Executive Officer and Director of Delaware Management
                                    Company, Inc., Delaware Distributors, Inc., Delaware International
                                    Holdings Ltd., Delaware International Advisers Ltd.; Chairman of the Board
                                    and Chief Executive Officer of Delaware Management Company (a series of
                                    Delaware Management Business Trust); Chairman of the Board and Director of
                                    Delaware Capital Management, Inc.; Chairman of Delaware Investment
                                    Advisers (a series of Delaware Management Business Trust) and Delaware
                                    Distributors, L.P.; President, Chief Executive Officer and Director of
                                    Lincoln National Investment Companies, Inc.; President and Chief Executive
                                    Officer of Delaware Management Holdings, Inc.; Director of Delaware
                                    Service Company, Inc. and Retirement Financial Services, Inc.



* Business address of each is 1818 Market Street, Philadelphia, PA 19103.



Name and Principal                  Positions and Offices with the Manager and its
Business Address *                  Affiliates and Other Positions and Offices Held
------------------                  -----------------------------------------------
Wayne A. Stork                      Director of the Registrant and each of the other investment companies in the Delaware Investments family; Chairman of the Board and Director of
                                    Delaware Management Holdings, Inc.

                                    Prior to January 1, 1999, Mr. Stork served as Chairman of the Board,
                                    President, Chief Executive Officer, Chief Investment Officer and
                                    Director/Trustee of Delaware Management Company, Inc. and Delaware
                                    Management Business Trust; Chairman of the Board, President, Chief
                                    Executive Officer, Chief Investment Officer of Delaware Management Company
                                    (a series of Delaware Management Business Trust); Chairman of the Board,
                                    President, Chief Executive Officer and Director of DMH Corp., Delaware
                                    Distributors, Inc. and Founders Holdings, Inc.; Chairman, Chief Executive
                                    Officer and Chief Investment Officer of Dealware Investment Advisers (a
                                    series of Delaware Management Business Trust); Chairman, Chief Executive
                                    Officer and Director of Delaware International Holdings Ltd. and Delaware
                                    International Advisers Ltd.; Chairman of the Board and Director of the
                                    Registrant, each of the other funds in the Delaware Investments family,
                                    Delaware Management Holdings, Inc., and Delaware Capital Management, Inc.;
                                    Chairman of Delaware Distributors, L.P.; President and Chief Executive
                                    Officer of Delvoy, Inc.; and Director and/or Trustee of Delaware Service
                                    Company, Inc. and Retirement Financial Services, Inc.

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.



Name and Principal                  Positions and Offices with the Manager and its
Business Address *                  Affiliates and Other Positions and Offices Held
------------------                  -----------------------------------------------
Richard G. Unruh, Jr.               Executive Vice President/Chief Investment Officer, Esquiry of the
                                    Registrant, each of the other investment companies in the Delaware
                                    Investments family, Delaware Management Holdings, Inc., Delaware Capital
                                    Management, Inc. and Delaware Management Company (a series of Delaware
                                    Management Business Trust); Executive Vice President and Director/Trustee
                                    of Delaware Management Company, Inc. and Delaware Management Business
                                    Trust; President of Delaware Investment Advisers (a series of Delaware
                                    Management Business Trust); and Director of Delaware International
                                    Advisers Ltd.

                                    Board of Directors, Chairman of Finance Committee, Keystone Insurance
                                    Company since 1989, 2040 Market Street, Philadelphia, PA; Board of
                                    Directors, Chairman of Finance Committee, AAA Mid Atlantic, Inc. since
                                    1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Metron,
                                    Inc. since 1995, 11911 Freedom Drive, Reston, VA

Paul E. Suckow                      Executive Vice President/Chief Investment Officer, Fixed Income of
                                    Delaware Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a
                                    series of Delaware Management Business Trust), the Registrant, each of the other investment companies in the Delaware Investments family and Delaware
                                    Management Holdings, Inc.; Executive Vice President and Director of
                                    Founders Holdings, Inc.; Executive Vice President of Delaware Capital
                                    Management, Inc. and Delaware Management Business Trust; and Director of
                                    Founders CBO Corporation Director, HYPPCO Finance Company Ltd.




* Business address of each is 1818 Market Street, Philadelphia, PA 19103.


Name and Principal                  Positions and Offices with the Manager and its
Business Address *                  Affiliates and Other Positions and Offices Held
------------------                  -----------------------------------------------


David K. Downes                     Executive Vice President, Chief Operating Officer, Chief Financial Officer
                                    and Director of DMH Corp, Delaware Distributors, Inc., Founders Holdings,
                                    Inc., Delaware Capital Management, Inc. and Delvoy, Inc.; Executive Vice
                                    President, Chief Financial Officer and Trustee of Delaware Management
                                    Business Trust; Executive Vice President, Chief Operating Officer and
                                    Chief Financial Officer of the Registrant and each of the other funds in the Delaware Investments family, Delaware Management Holdings, Inc.,
                                    Founders CBO Corporation, Delaware Investment Advisers (a series of
                                    Delaware Management Business Trust) and Delaware Distributors, L.P.;
                                    Chairman, President, Chief Executive Officer, Chief Financial Officer and
                                    Director of Delaware Service Company, Inc.; President, Chief Operating
                                    Officer, Chief Financial Officer and Director of Delaware International
                                    Holdings Ltd.; Chairman and Director of Retirement Financial Services,
                                    Inc. and Delaware Management Trust Company; President and Director of
                                    Delaware Management Company, Inc. and Delaware Management Company (a
                                    series of Delaware Management Business Trust); and Director of Delaware
                                    International Advisers Ltd.

                                    Chief Executive Officer and Director of Forewarn, Inc. since 1993, 8
                                    Clayton Place, Newtown Square, PA

Richard J. Flannery                 Executive Vice President and General Counsel of Delaware Management
                                    Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware
                                    Distributors, Inc., Delaware Distributors, L.P., Delaware Management Trust
                                    Company, Delaware Capital Management, Inc., Delaware Service Company,
                                    Inc., Delaware Management Company (a series of Delaware Management
                                    Business Trust), Delaware Investment Advisers (a series of Delaware
                                    Management Business Trust); Founders CBO Corporation and Retirement
                                    Financial Services, Inc.; Executive Vice President/Corporate and
                                    International Affairs of the Registrant and each of the other funds in the
                                    Delaware Investments family; Executive Vice President/General Counsel and
                                    Director of Delaware International Holdings Ltd.; Founders Holdings, Inc.
                                    and Delvoy, Inc.; and Director of Delaware International Advisers Ltd.

                                    Director, HYPPCO Finance Company Ltd.

                                    Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd.,
                                    Elverton, PA; Director and Member of Executive Committee of Stonewall
                                    Links, Inc. since 1991, Bulltown Rd., Elverton, PA





* Business address of each is 1818 Market Street, Philadelphia, PA 19103.


Name and Principal                  Positions and Offices with the Manager and its
Business Address *                  Affiliates and Other Positions and Offices Held
------------------                  -----------------------------------------------
George M. Chamberlain, Jr.          Senior Vice President, Secretary and General Counsel of the Registrant and
                                    each of the other funds in the Delaware Investments family; Senior Vice
                                    President and Secretary of Delaware Distributors, L.P., Delaware
                                    Management Company (a series of Delaware Management Business Trust),
                                    Delaware Investment Advisers (a series of Delaware Management Business
                                    Trust) and Delaware Management Holdings, Inc.; Senior Vice President,
                                    Secretary and Director/Trustee of Delaware Management Company, Inc., DMH
                                    Corp., Delaware Distributors, Inc., Delaware Service Company, Inc.,
                                    Founders Holdings, Inc., Delaware Capital Management, Inc., Retirement
                                    Financial Services, Inc., Delvoy, Inc. and Delaware Management Business
                                    Trust; Senior Vice President and Director of Delaware International
                                    Holdings Ltd.; Executive Vice President, Secretary and Director of
                                    Delaware Management Trust Company; Director of Delaware International
                                    Advisers Ltd.

Michael P. Bishof                   Senior Vice President and Treasurer of the Registrant, each of the other funds in the Delaware Investments family and Founders Holdings, Inc.;
                                    Senior Vice President/Investment Accounting of Delaware Management
                                    Company, Inc., Delaware Management Company (a series of Delaware
                                    Management Business Trust) and Delaware Service Company, Inc.; Senior Vice
                                    President and Treasurer/ Manager, Investment Accounting of Delaware
                                    Distributors, L.P. and Delaware Investment Advisers (a series of Delaware
                                    Management Business Trust); Senior Vice President and Assistant Treasurer
                                    of Founders CBO Corporation; and Senior Vice President and Manager of
                                    Investment Accounting of Delaware International Holdings Ltd.

Joseph H. Hastings                  Senior Vice President/Corporate Controller and Treasurer of Delaware
                                    Management Holdings, Inc., DMH Corp., Delaware Management Company, Inc.,
                                    Delaware Distributors, Inc., Delaware Capital Management, Inc., Delaware
                                    Distributors, L.P., Delaware Service Company, Inc., Delaware International
                                    Holdings Ltd., Delaware Management Company (a series of Delaware
                                    Management Business Trust), Delvoy, Inc. and Delaware Management Business
                                    Trust; Senior Vice President/Corporate Controller of the Registrant, each of the other funds in the Delaware Investments family and Founders
                                    Holdings, Inc.; Executive Vice President, Chief Financial Officer and
                                    Treasurer of Delaware Management Trust Company; Chief Financial Officer
                                    and Treasurer of Retirement Financial Services, Inc.; Senior Vice
                                    President/Assistant Treasurer of Founders CBO Corporation; and Treasurer
                                    of Lincoln Funds Corporation




* Business address of each is 1818 Market Street, Philadelphia, PA 19103.





Name and Principal                  Positions and Offices with the Manager and its
Business Address *                  Affiliates and Other Positions and Offices Held
------------------                  -----------------------------------------------

Michael T. Taggart                  Senior Vice President/Facilities Management and Administrative Services of
                                    Delaware Management Company, Inc. and Delaware Management Company (a
                                    series of Delaware Management Business Trust)

Douglas L. Anderson                 Senior Vice President/Operations of Delaware Management Company, Inc.,
                                    Delaware Management Company (a series of Delaware Management Business
                                    Trust), Retirement Financial Services, Inc. and Delaware Service Company,
                                    Inc.; Senior Vice President/ Operations and Director of Delaware
                                    Management Trust Company

James L. Shields                    Senior Vice President/Chief Information Officer of Delaware Management
                                    Company, Inc., Delaware Management Company (a series of Delaware
                                    Management Business Trust), Delaware Service Company, Inc. and Retirement
                                    Financial Services, Inc.

Eric E. Miller                      Vice President, Assistant Secretary and Deputy General Counsel of the
                                    Registrant and each of the other funds in the Delaware Investments family,
                                    Delaware Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a
                                    series of Delaware Management Business Trust), Delaware Management
                                    Holdings, Inc., DMH Corp., Delaware Distributors, L.P., Delaware
                                    Distributors Inc., Delaware Service Company, Inc., Delaware Management
                                    Trust Company, Founders Holdings, Inc., Delaware Capital Management, Inc.
                                    and Retirement Financial Services, Inc.; Assistant Secretary of Delaware
                                    Management Business Trust; and Vice President and Assistant Secretary of
                                    Delvoy, Inc.

Richelle S. Maestro                 Vice President and Assistant Secretary of the Registrant, each of the other funds in the Delaware Investments family, Delaware Management
                                    Company, Inc., Delaware Management Company (a series of Delaware
                                    Management Business Trust), Delaware Investment Advisers (a series of
                                    Delaware Management Business Trust), Delaware Management Holdings, Inc.,
                                    Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service
                                    Company, Inc., DMH Corp., Delaware Management Trust Company, Delaware
                                    Capital Management, Inc., Retirement Financial Services, Inc., Founders
                                    Holdings, Inc. and Delvoy, Inc.; Vice President and Secretary of Delaware
                                    International Holdings Ltd.; and Secretary of Founders CBO Corporation

                                    Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane,
                                    Philadelphia, PA

Richard Salus2                      Vice President/Assistant Controller of Delaware Management Company, Inc.,
                                    Delaware Management Company (a series of Delaware Management Business Trust)
                                    and Delaware Management Trust Company

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.



Name and Principal                  Positions and Offices with the Manager and its
Business Address *                  Affiliates and Other Positions and Offices Held
------------------                  -----------------------------------------------

Bruce A. Ulmer                      Vice President/Director of LNC Internal Audit of the Registrant, each of the other funds in the Delaware Investments family, Delaware Management
                                    Company, Inc., Delaware Management Company (a series of Delaware
                                    Management Business Trust), Delaware Management Holdings, Inc., DMH Corp.,
                                    Delaware Management Trust Company and Retirement Financial Services, Inc.;
                                    Vice President/Director of Internal Audit of Delvoy, Inc.

Joel A. Ettinger3                   Vice President/Director of Taxation of the Registrant, each of the other funds in the Delaware Investments family, Delaware Management Company,
                                    Inc., Delaware Management Company (a series of Delaware Management
                                    Business Trust) and Delaware Management Holdings, Inc., Founders Holdings,
                                    Inc. and Founders CBO Corporation

Christopher Adams                   Vice President/Strategic Planning of Delaware Management Company, Inc.,
                                    Delaware Management Company (a series of Delaware Management Business
                                    Trust) and Delaware Service Company, Inc.

Susan L. Hanson                     Vice President/Strategic Planning of Delaware Management Company, Inc.,
                                    Delaware Management Company (a series of Delaware Management Business
                                    Trust) and Delaware Service Company, Inc.

Dennis J. Mara4                     Vice President/Acquisitions of Delaware Management Company, Inc. and
                                    Delaware Management Company (a series of Delaware Management Business Trust)

Scott Metzger                       Vice President/Business Development of Delaware Management Company, Inc.,
                                    Delaware Management Company (a series of Delaware Management Business Trust) and
                                    Delaware Service Company, Inc.

Lisa O. Brinkley                    Vice President/Compliance of the Registrant, Delaware Management Company,
                                    Inc., each of the other funds in the Delaware Investments family, Delaware
                                    Management Company (a series of Delaware Management Business Trust), DMH
                                    Corp., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware
                                    Service Company, Inc., Delaware Management Trust Company, Delaware Capital
                                    Management, Inc. and Retirement Financial Services, Inc.; Vice
                                    President/Compliance Officer of Delaware Management Business Trust; and
                                    Vice President of Delvoy, Inc.

Mary Ellen Carrozza                 Vice President/Client Services of Delaware Management Company, Inc.,
                                    Delaware Management Company (a series of Delaware Management Business
                                    Trust), Delaware Investment Advisers (a series of Delaware Management
                                    Business Trust) and the Registrant

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.



Name and Principal                  Positions and Offices with the Manager and its
Business Address *                  Affiliates and Other Positions and Offices Held
------------------                  -----------------------------------------------

Gerald T. Nichols                   Vice President/Senior Portfolio Manager of Delaware Management Company,
                                    Inc., Delaware Management Company (a series of Delaware Management
                                    Business Trust), Delaware Investment Advisers (a series of Delaware
                                    Management Business Trust), the Registrant, 22 other investment companies in the Delaware Investments family; Vice President of Founders Holdings,
                                    Inc.; and Treasurer, Assistant Secretary and Director of Founders CBO
                                    Corporation

Paul A. Matlack                     Vice President/Senior Portfolio Manager of Delaware Management Company,
                                    Inc., Delaware Management Company (a series of Delaware Management
                                    Business Trust), Delaware Investment Advisers (a series of Delaware
                                    Management Business Trust), the Registrant, 21 other investment companies in the Delaware Investments family; Vice President of Founders Holdings,
                                    Inc.; and President and Director of Founders CBO Corporation

Gary A. Reed                        Vice President/Senior Portfolio Manager of Delaware Management Company,
                                    Inc., Delaware Management Company (a series of Delaware Management
                                    Business Trust), Delaware Investment Advisers (a series of Delaware
                                    Management Business Trust), the Registrant, 19 other investment companies in the Delaware Investments family and Delaware Capital Management, Inc.

Patrick P. Coyne                    Vice President/Senior Portfolio Manager of Delaware Management Company,
                                    Inc., Delaware Management Company (a series of Delaware Management
                                    Business Trust), Delaware Investment Advisers (a series of Delaware
                                    Management Business Trust), the Registrant, 19 other investment companies in the Delaware Investments family and Delaware Capital Management, Inc.

Roger A. Early                      Vice President/Senior Portfolio Manager of Delaware Management Company,
                                    Inc., Delaware Management Company (a series of Delaware Management
                                    Business Trust), Delaware Investment Advisers (a series of Delaware
                                    Management Business Trust), the Registrant, 19 other investment companies in the Delaware Investments family

Mitchell L. Conery5                 Vice President/Senior Portfolio Manager of Delaware Management Company,
                                    Inc., Delaware Management Company (a series of Delaware Management
                                    Business Trust), Delaware Investment Advisers (a series of Delaware
                                    Management Business Trust), the Registrant, 19 other investment companies in the Delaware Investments family and Delaware Capital Management, Inc.

George H. Burwell                   Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.,
                                    Delaware Management Company (a series of Delaware Management Business
                                    Trust), the Registrant and nine other investment companies in the Delaware
                                    Investments family


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.



Name and Principal                  Positions and Offices with the Manager and its
Business Address *                  Affiliates and Other Positions and Offices Held
------------------                  -----------------------------------------------

John B. Fields                      Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.,
                                    Delaware Management Company (a series of Delaware Management Business
                                    Trust), Delaware Investment Advisers (a series of Delaware Management
                                    Business Trust), the Registrant, ten other investment companies in the
                                    Delaware Investments family, Delaware Capital Management, Inc. and Trustee of Delaware Management Business Trust

Gerald S. Frey                      Vice President/Senior Portfolio Manager of Delaware Management Company,
                                    Inc., Delaware Management Company (a series of Delaware Management
                                    Business Trust), Delaware Investment Advisers (a series of Delaware
                                    Management Business Trust), the Registrant and nine other investment companies in the Delaware Investments family

Christopher Beck6                   Vice President/Senior Portfolio Manager of Delaware Management Company,
                                    Inc., Delaware Management Company (a series of Delaware Management
                                    Business Trust), Delaware Investment Advisers (a series of Delaware
                                    Management Business Trust), the Registrant and ten other investment companies in the Delaware Investments family

Elizabeth H. Howell7                Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.,
                                    Delaware Management Company (a series of Delaware Management Business
                                    Trust), the Registrant and 16 other investment companies in the Delaware
                                    Investments family

Andrew M. McCullagh, Jr.8           Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.,
                                    Delaware Management Company (a series of Delaware Management Business
                                    Trust) the Registrant and 17 other investment companies in the Delaware
                                    Investments family

Babak Zenouzi                       Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.,
                                    Delaware Management Company (a series of Delaware Management Business
                                    Trust), the Registrant and 12 other investment companies in the Delaware
                                    Investments family

J. Paul Dokas9                      Vice President/Portfolio Manager of Delaware Management Company, Inc., Delaware
                                    Management Company (a series of Delaware Management Business Trust), the
                                    Registrant and one other investment company in the Delaware Investments family

Cynthia Isom                        Vice President/Portfolio Manager of Delaware Management Company, Inc., Delaware
                                    Management Company (a series of Delaware Management Business Trust), the
                                    Registrant and 17 other investment companies in the Delaware Investments family

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.


Name and Principal                  Positions and Offices with the Manager and its
Business Address *                  Affiliates and Other Positions and Offices Held
------------------                  -----------------------------------------------

Paul Grillo                         Vice President/Portfolio Manager of Delaware Management Company, Inc., Delaware
                                    Management Company (a series of Delaware Management Business Trust),
                                    Delaware Investment Advisers (a series of Delaware Management Business
                                    Trust), the Registrant and 19 other investment companies in the Delaware
                                    Investments family


Marshall T. Bassett10               Vice President/Portfolio Manager of Delaware Management Company, Inc., Delaware
                                    Management Company (a series of Delaware Management Business Trust),
                                    Delaware Investment Advisers (a series of Delaware Management Business
                                    Trust), the Registrant and nine other investment companies in the Delaware
                                    Investments family

John A. Heffern11                   Vice President/Portfolio Manager of Delaware Management Company, Inc., Delaware
                                    Management Company (a series of Delaware Management Business Trust) and nine other investment companies in the Delaware Investments family

Lori P. Wachs                       Vice President/Portfolio Manager of Delaware Management Company, Inc., Delaware
                                    Management Company (a series of Delaware Management Business Trust) and each of the funds in the Delaware Investments family

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

 1    MANAGING DIRECTOR, Lincoln National UK plc prior to 1996.
 2    SENIOR MANAGER, Ernst & Young LLP prior to December 1996.
 3    TAX PRINCIPAL, Ernst & Young LLP prior to April 1998.
 4    CORPORATE CONTROLLER, IIS prior to July 1997.
 5    INVESTMENT OFFICER, Travelers Insurance prior to January 1997.
 6    SENIOR PORTFOLIO MANAGER, Pitcairn Trust Company prior to May 1997.
 7    SENIOR PORTFOLIO MANAGER, Voyageur Fund Managers, Inc. prior to May 1997.
 8    SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER, Voyageur Asset Management LLC prior to May 1997.
 9    DIRECTOR OF TRUST INVESTMENTS, Bell Atlantic Corporation prior to February 1997.
10    VICE PRESIDENT, Morgan Stanley Asset Management prior to March 1997.
11    SENIOR VICE PRESIDENT, EQUITY RESEARCH, NatWest Securities Corporation prior to March 1997.

Item 27.          Principal Underwriters.

         (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments family.

         (b) Information with respect to each director, officer or partner of principal underwriter:

Name and Principal                          Positions and Offices                           Positions and Offices
Business Address *                          with Underwriter                                with Registrant
------------------                          ----------------                                ---------------

Delaware Distributors, Inc.                 General Partner                                 None

Delaware Investment
Advisers                                    Limited Partner                                 None

Delaware Capital
Management, Inc.                            Limited Partner                                 None

Jeffrey J.Nick                              Chairman                                        Chairman

Wayne A. Stork                              None                                            Director

Bruce D. Barton                             President and Chief Executive                   None
                                            Officer

David K. Downes                             Executive Vice President,                       Executive Vice President, Chief
                                            Chief Operating Officer                         Operating Officer and Chief
                                            and Chief Financial Officer                     Financial Officer

Richard J. Flannery                         Executive Vice President/General                Executive Vice President
                                            Counsel
George M. Chamberlain, Jr.                  Senior Vice President/Secretary                 Senior Vice President/
                                                                                            Secretary/General Counsel

Joseph H. Hastings                          Senior Vice President/Corporate                 Senior Vice President/
                                            Controller & Treasurer                          Corporate Controller

Terrence P. Cunningham                      Senior Vice President/Financial                 None
                                            Institutions

Thomas E. Sawyer                            Senior Vice President/                          None
                                            National Sales Director

Mac McAuliffe Senior                        Vice President/Sales                            None
                                            Manager, Western Division

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.


Name and Principal                          Positions and Offices                           Positions and Offices
Business Address *                          with Underwriter                                with Registrant
------------------                          ----------------                                ---------------
J. Chris Meyer                              Senior Vice President/                          None
                                            Director Product Management

William M. Kimbrough                        Senior Vice President/Wholesaler                None

Daniel J. Brooks                            Senior Vice President/Wholesaler                None

Bradley L. Kolstoe                          Senior Vice President/Western                   None
                                            Division Sales Manager

Henry W. Orvin                              Senior Vice President/Eastern                   None
                                            Division Sales Manager

Michael P. Bishof                           Senior Vice President and Treasurer/            Senior Vice
                                            Manager, InvestmentAccounting                   President/Treasurer

Eric E. Miller                              Vice President/Assistant Secretary/             Vice President/Assistant
                                            Deputy General Counsel                          Secretary/Deputy General
                                            Counsel

Richelle S. Maestro                         Vice President/                                 Vice President/
                                            Assistant Secretary                             Assistant Secretary

Lisa O. Brinkley                            Vice President/Compliance                       Vice President/Compliance

Daniel H. Carlson                           Vice President/Strategic Marketing              None

Diane M. Anderson                           Vice President/Plan Record Keeping              None
                                            and Administration

Anthony J. Scalia                           Vice President/Defined Contribution             None
                                            Sales, SW Territory

Courtney S. West                            Vice President/Defined Contribution             None
                                            Sales, NE Territory

Denise F. Guerriere                         Vice President/Client Services                  None

Gordon E. Searles                           Vice President/Client Services                  None

Lori M. Burgess                             Vice President/Client Services                  None

Julia R. Vander Els                         Vice President/Participant Services             None

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.


Name and Principal                          Positions and Offices                           Positions and Offices
Business Address *                          with Underwriter                                with Registrant
------------------                          ----------------                                ---------------
Jerome J. Alrutz                            Vice President/Retail Sales                     None

Scott Metzger                               Vice President/Business Development             Vice President/Business
                                                                                            Development

Larry Carr                                  Vice President/Sales Manager                    None

Stephen C. Hall                             Vice President/Institutional Sales              None

Gregory J. McMillan                         Vice President/ National Accounts               None

Holly W. Reimel                             Vice President/Manager,                         None
                                            National Accounts

Christopher H. Price                        Vice President/Manager,                         None
                                            Insurance

Stephen J. DeAngelis                        Senior Vice President/Product                   None
                                            Development

Andrew W. Whitaker                          Vice President/Financial Institutions           None

Jessie Emery                                Vice President/ Marketing                       None
                                            Communications

Darryl S. Grayson                           Vice President, Broker/Dealer                   None
                                            Internal Sales

Dinah J. Huntoon                            Vice President/Product                          None
                                            Manager Equity

Soohee Lee                                  Vice President/Fixed Income                     None
                                            Product Management

Michael J. Woods                            Vice President/UIT Product                      None
                                            Management

Ellen M. Krott                              Vice President/Marketing                        None

Dale L. Kurtz                               Vice President/Marketing Support                None

David P. Anderson                           Vice President/Wholesaler                       None

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.



Name and Principal                          Positions and Offices                           Positions and Offices
Business Address *                          with Underwriter                                with Registrant
------------------                          ----------------                                ---------------

Lee D. Beck                                 Vice President/Wholesaler                       None

Gabriella Bercze                            Vice President/Wholesaler                       None

Larry D. Birdwell                           Vice President/Wholesaler                       None

Terrence L. Bussard                         Vice President/Wholesaler                       None

William S. Carroll                          Vice President/Wholesaler                       None

William L. Castetter                        Vice President/Wholesaler                       None

Thomas J. Chadie                            Vice President/Wholesaler                       None

Joseph Gallagher                            Vice President/Wholesaler                       None

Thomas C. Gallagher                         Vice President/Wholesaler                       None

Douglas R. Glennon                          Vice President/Wholesaler                       None

Ronald A. Haimowitz                         Vice President/Wholesaler                       None

Edward J. Hecker                            Vice President/Wholesaler                       None

Christopher L. Johnston                     Vice President/Wholesaler                       None

Michael P. Jordan                           Vice President/Wholesaler                       None

Jeffrey A. Keinert                          Vice President/Wholesaler                       None

Thomas P. Kennett                           Vice President/ Wholesaler                      None

Theodore T. Malone                          Vice President/Wholesaler                       None

Debbie A. Marler                            Vice President/Wholesaler                       None

Nathan W. Medin                             Vice President/Wholesaler                       None

Roger J. Miller                             Vice President/Wholesaler                       None

Andrew Morris                               Vice President/Wholesaler                       None

Patrick L. Murphy                           Vice President/Wholesaler                       None

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.


Name and Principal                          Positions and Offices                           Positions and Offices
Business Address *                          with Underwriter                                with Registrant
------------------                          ----------------                                ---------------

Scott Naughton                              Vice President/Wholesaler                       None

Stephen C. Nell                             Vice President/Wholesaler                       None

Julia A. Nye  Vice                          President/Wholesaler                            None

Joseph T. Owczarek                          Vice President/Wholesaler                       None

Mary Ellen Pernice-Fadden                   Vice President/Wholesaler                       None

Mark A. Pletts                              Vice President/Wholesaler                       None

Philip G. Rickards                          Vice President/Wholesaler                       None

Laura E. Roman                              Vice President/Wholesaler                       None

Linda Schulz                                Vice President/Wholesaler                       None

Edward B. Sheridan                          Vice President/Wholesaler                       None

Robert E. Stansbury                         Vice President/Wholesaler                       None

Julia A. Stanton                            Vice President/Wholesaler                       None

Larry D. Stone                              Vice President/Wholesaler                       None

Edward J. Wagner                            Vice President/Wholesaler                       None

Wayne W. Wagner                             Vice President/Wholesaler                       None

John A. Wells                               Vice President/Marketing                        None
                                            Technology

Scott Whitehouse                            Vice President/Wholesaler                       None

*      Business address of each is 1818 Market Street, Philadelphia, PA 19103.

               (c)           Inapplicable.

Item 28.       Location of Accounts and Records.

               All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103, or in London at Third Floor, 80 Cheapside, London, England EC2V 6EE.

Item 29.       Management Services.  None.

Item 30.       Undertakings.

               (a)    Not Applicable.

               (b)    Not Applicable.

               (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

               (d)    Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 25th day of January, 1999.

                    DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC.

                                        By /s/Jeffrey J. Nick
                                           ----------------------------
                                           Jeffrey J. Nick
                                              Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

            Signature                                            Title                                       Date
            ---------                                            -----                                       ----




/s/Jeffrey J. Nick
--------------------------------------              President/Chief Executive Officer/
Jeffrey J. Nick                                     Chairman of the Board and Director                      January 25, 1999



                                                    Executive Vice President/Chief Operating                January 25, 1999
/s/ David K. Downes                                 Officer/Chief Financial Officer
--------------------------------------              (Principal Financial Officer and Principal
David K. Downes                                     Accounting Officer)


/s/Wayne A. Stork                  *
--------------------------------------              Director                                                January 25, 1999
Wayne A. Stork


/s/ Walter P. Babich               *
--------------------------------------              Director                                                January 25, 1999
Walter P. Babich


/s/ John H. Durham                 *
--------------------------------------              Director                                                January 25, 1999
John H. Durham


/s/ Anthony D. Knerr               *
--------------------------------------              Director                                                January 25, 1999
Anthony D. Knerr


/s/ Ann R. Leven                   *
--------------------------------------              Director                                                January 25, 1999
Ann R. Leven


/s/ W. Thacher Longstreth          *
--------------------------------------              Director                                                January 25, 1999
W. Thacher Longstreth


/s/Thomas F. Madison               *
--------------------------------------              Director                                                January 25, 1999
Thomas F. Madison


/s/Charles E. Peck                 *
--------------------------------------              Director                                                January 25, 1999
Charles E. Peck


                             *By /s/ Jeffrey J. Nick
                     --------------------------------------
                                 Jeffrey J. Nick
                             as Attorney-in-Fact for
                          each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



















                                    Exhibits

                                       to

                                    Form N-1A



















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS


Exhibit No.             Exhibit

EX-99.A6                Articles Supplementary (December 18, 1998)

EX-99.H7I               Executed Amendment No. 10 (August 31, 1998) to
                        Delaware Group of Funds Fund Accounting Agreement

EX-99.H7II              Executed Amendment No. 11 (September 14, 1998) to
                        Delaware Group of Funds Fund Accounting Agreement

EX-99.H7III             Executed Amendment No.12 (September 14, 1998) to
                        Delaware Group of Funds Fund Accounting Agreement

EX-99.H7IV              Executed Amendment No. 13 (December 18, 1998) to
                        Delaware Group of Funds Fund Accounting Agreement

EX-99.I                 Legal Opinion